File Nos. 33-69712/811-08052

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 34	☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 85	☒

(Check appropriate box or boxes.)
SYMETRA SEPARATE ACCOUNT C
(Exact Name of Registrant)
Symetra Life Insurance Company
(Name of Depositor)

777 108th Ave NE, Suite 1200, Bellevue, WA	98004
(Address of Depositor’s Principal Executive Offices)	(Zip Code)
Depositor’s Telephone Number, including Area Code (425) 256-8000
Name and Address of Agent for Service
Jacqueline M. Veneziani
777 108th Ave NE, Suite 1200
Bellevue, Washington 98004
(425) 256-5026
Approximate date of Proposed Public Offering:
As Soon as Practicable after Effective Date of this registration statement

If appropriate, check the following:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On May 2, 2016, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	On pursuant to paragraph (a) of Rule 485
Title of Securities Being Registered: Individual Flexible Premium Variable Annuity Contracts

Spinnaker Variable Annuity®
Individual Flexible Premium Deferred Variable Annuity Contract

Issued By:
SYMETRA LIFE INSURANCE COMPANY
and
SYMETRA SEPARATE ACCOUNT C

Prospectus Dated: May 1, 2016

This prospectus describes the Spinnaker Variable Annuity Contract, and contains important information. Please read it before investing and keep it on file for future reference. This prospectus does not constitute an offering in any jurisdiction in which the contract may not lawfully be sold.

You can allocate your Contract Value to the Symetra Fixed Account (which credits a specified guaranteed interest rate) and/or to Symetra Separate Account C (“Separate Account”), which invests in the Sub-accounts each of which invests exclusively in a particular Portfolio. This variable annuity allows you to allocate Purchase Payments to the following Portfolio companies:

AIM Variable Insurance Funds (Invesco Variable	The Dreyfus Socially Responsible Growth Fund, Inc.
Insurance Funds)	Dreyfus Stock Index Fund, Inc.
ALPS Variable Investment Trust	Fidelity® Variable Insurance Products
American Century Variable Portfolios, Inc.	Franklin Templeton Variable Insurance Products Trust
Calvert Variable Products, Inc.	JPMorgan Insurance Trust
Calvert Variable Series, Inc.	Neuberger Berman Advisers Management Trust
Deutsche Variable Series I	PIMCO Variable Insurance Trust
Deutsche Variable Series II	Pioneer Variable Contracts Trust
Dreyfus Investment Portfolios

The Portfolio prospectuses should be read in conjunction with this prospectus and, if not included with this prospectus, are available by request at no charge. For a complete listing of the Portfolios available through the Sub-accounts under the contract, please see Section 4 of this prospectus.

To learn more about the Spinnaker Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (“SAI”) dated May 1, 2016 . The SAI is incorporated by reference, has been filed with the SEC and is legally part of the prospectus. You may request a free copy of the SAI, a paper copy of this prospectus, if you have received it in an electronic format, or a prospectus for any of the underlying Portfolios, by calling us at 1-800-796-3872 or writing us at: P.O. Box 305156, Nashville, TN 37230-5156. The table of contents for the SAI can be found at the end of this prospectus. The SEC maintains a website at http://www.sec.gov that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically.

Investment in a variable annuity contract is subject to risks, including the possible loss of principal. The contracts are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; and are not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency. Neither the Securities Exchange Commission ("SEC") nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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DEFINED TERMS

We have used simple, clear language as much as possible in this prospectus. However, by the very nature of the contracts certain technical words or terms are unavoidable. We have identified the following as some of these words or terms.

Accumulation Phase	The period between the date we allocate your first Purchase Payment and the Annuity Date. During this phase, you can invest money in your contract.
Accumulation Unit	A unit of measure we use to calculate the value in a Sub-account during the Accumulation Phase.
Annuitant	The natural person on whose life annuity payments for this contract are based. You are the Annuitant unless you designate someone else before the Annuity Date.
Annuity Date	The date annuity payments begin under an annuity option. This date must be before the maximum annuitization date specified in your contract.
Annuity Unit	A unit of measure we use to calculate the value of variable annuity payments during the Income Phase.
Beneficiary	The person or entity designated to receive any contract benefits upon the Owner’s death.
Business Day	Any day the New York Stock Exchange is open for regular trading.
Contract Date	The Business Day your initial Purchase Payment and all required information are received at Symetra Life.
Contract Value	The sum of the value of the Sub-accounts attributable to your contract plus any amount held in the Symetra Fixed Account.
Contract Year	A 12-month period starting on the Contract Date and each anniversary of that date.
General Account	All of Symetra Life’s assets other than those attributable to the Separate Account or other Symetra Life separate accounts.
Income Phase	The period beginning on the Annuity Date during which the payee receives annuity payments.
NYSE	The New York Stock Exchange.
Net Investment Factor	A unit of measure we use in calculating the daily change in Accumulation Unit value for each Sub-account.
Owner, you, your
The person or legal entity entitled to exercise all rights and privileges under the contract. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the contract. Any reference to Owner in this prospectus includes any joint Owner.

Portfolios	The variable investment options in which the corresponding Sub-accounts invest.
Purchase Payment	An amount paid to Symetra Life for allocation under the contract, less any premium tax due at the time the payment is made.
Separate Account	Symetra Separate Account C, a segregated asset account.
Sub-account
A division of the Separate Account for which Accumulation Units and Annuity Units are separately maintained. Each Sub-account invests exclusively in a particular Portfolio. Your contract generally refers to “Portfolios” when referring to Sub-accounts.

Symetra Fixed Account	The investment option in this contract that provides for guaranteed interest and is part of Symetra Life’s General Account.

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SUMMARY

Topics in this Summary correspond to sections in the prospectus which discuss them in more detail.

THE ANNUITY CONTRACT
The prospectus describes generally applicable provisions of the annuity contract. You should refer to your contract for any variations required by your state. Not all features and options may be available in all states. The provisions of your contract control if inconsistent with any of the provisions in the prospectus.
The annuity contract (the “contract”) is an agreement between you, the Owner, and Symetra Life Insurance Company (“Symetra Life”, “we”, and “us”). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as retirement funding. The contract provides for a guaranteed income or a death benefit. You should not buy the contract if you are looking for a short-term investment or if you cannot accept the risk of getting back less money than you put in.
You may divide your money among the available variable Sub-accounts and a fixed account. Each Sub-account purchases shares of a corresponding underlying Portfolio. The value of the Sub-accounts can fluctuate up or down, based on the investment performance of the underlying investments. Your investment in the Sub-accounts is not guaranteed and you may lose money. The Symetra Fixed Account offers an interest rate set and guaranteed by Symetra Life. Your choices for the various investment options are found in Section 4.
Like many annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. Earnings accumulate on a tax-deferred basis and are treated as income when you make a withdrawal. Your earnings or losses are based on the investment performance of the Sub-accounts you selected and/or the interest rate earned on the Symetra Fixed Account. During the Income Phase, the payee (you or someone you choose) will receive payments from your annuity.
The amount of money you are able to accumulate in your contract during the Accumulation Phase will determine the amount of payments during the Income Phase.
We offer other variable annuity contracts that have different features. However, these other contracts also have different charges that would affect your Sub-account performance and contract value. To obtain more information about these other contracts, contact us, at the contact information shown below under “Inquiries.”

ANNUITY PAYMENTS (INCOME PHASE)
You can select from one of six payment options: Life Annuity; Life Annuity with Guaranteed Period; Joint and Survivor Life Annuity; Joint and Survivor Life Annuity with Guaranteed Period; Payments Based on a Number of Years; and Period Certain. This selection cannot be changed once you switch to the Income Phase. However, switching to the Income Phase does not affect the available investment options. You can choose to have fixed or variable payments, or both, for all options other than period certain options. You may choose only fixed payments for Period Certain annuity options. Any portion of annuity payments that you elect to have as variable payments will be based on investment in the Sub-accounts and will vary in amount depending on investment performance.

PURCHASE
You can buy the contract with $2,000 or more under most circumstances. You can add $250 or more as often as you like during the Accumulation Phase. Lower limits apply to a contract purchased in connection with a retirement plan. Purchase Payments can be as little as $100 if they are made automatically from your checking or savings account. Any Purchase Payment in excess of $1 million dollars requires our prior approval.

INVESTMENT OPTIONS
Currently, the Separate Account invests in 83 Sub-accounts, however not all Sub-accounts may be available for all contracts. Depending upon market conditions, you can make or lose money in any of these Sub-accounts. You may also allocate money to the Symetra Fixed Account which credits guaranteed interest rates. We reserve the right to add, combine, restrict or remove any Sub-account available as an investment option under your contract.

CHARGES AND EXPENSES
The contract has insurance features and investment features, and there are costs related to each.

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We deduct insurance charges which equal 1.40% annually of the average daily net assets of each Sub-account. The insurance charges include the mortality and expense risk charge, 1.25% annually, and asset related administration charge, 0.15% annually. These are not charged on money allocated to the Symetra Fixed Account.
Each Contract Year, we deduct an annual administration maintenance charge from your contract. Currently, we charge $30, however, we may raise this charge to $50 per Contract Year. This charge is waived if your Contract Value is $50,000 or more.
If you take more than 10% of your Contract Value out in a Contract Year, you may be assessed a contingent deferred sales charge. The amount of this charge depends upon the age of your contract, not on the age of each Purchase Payment. The charge is based upon the amount withdrawn and starts at 8% in the first Contract Year and decreases one percent each Contract Year until the ninth and later Contract Years when there is no charge.
A separate withdrawal charge equal to the lesser of $25 or 2% of the amount withdrawn may apply to each withdrawal after the first in a Contract Year.
You can transfer between investment options up to 12 times per Contract Year free of a transfer charge. Your transfers may be limited, however, by market timing and excessive trading policies and procedures. A transfer charge equal to the lesser of $10 or 2% of the amount being transferred may apply to each additional transfer.
In a limited number of states there is a premium tax of up to 3.5%, depending upon the state. In this case, a premium tax charge for the payment of these taxes may be deducted.
Loans may be available for certain qualified contracts. For any loans taken against the Contract Value, the loan net interest rate is an annual rate of 2.5% of the loan amount.
For contracts issued between April 30, 2004 and April 30, 2010 (subject to approval in the state where the contract was issued), additional death benefit options were available. If you elected one or more of the optional death benefit riders, we will deduct an additional charge. This charge will vary depending upon which optional death benefit rider(s) you elected. If you elected the Guaranteed Minimum Death Benefit - Annual Reset rider, we will deduct an additional charge which is equal, on an annual basis, to 0.20% of the average daily net assets of each Sub-account. If you elected the Earnings Enhancement Benefit rider, we will deduct an additional charge which is equal, on an annual basis, to 0.15% of the average daily net assets of each Sub-account and the Symetra Fixed Account.
There are also annual Portfolio expenses which vary depending upon the Portfolios you select. In 2015 , these expenses ranged from 0.46% to 2.01% after any applicable expense reimbursements or fee waivers.
The Fee Table and Examples following this Summary show the various expenses you will incur directly and indirectly by investing in the contract. There are situations where all or some of the Owner transaction expenses do not apply. See “Section 5 - Charges and Expenses” for a more detailed discussion.

TAXES
This description generally refers to the taxation of non-qualified contracts which are contracts issued outside of a qualified retirement plan. Generally, earnings and amounts equal to Purchase Payments made with pre-tax dollars are not taxed until you take them out. During the Accumulation Phase, if you take a withdrawal from a non-qualified contract you are taxed first on earnings. Earnings are taxed as ordinary income and do not qualify for lower rates applicable to long term capital gains and corporate dividends. Withdrawals from contracts issued in connection with certain retirement plans generally will result in taxable income even if there are no earnings in the contract. If you are younger than 59 1 / 2 when you take money out, you may be charged a 10% penalty on the taxable amount. During the Income Phase, annuity payments are considered partly a return of your original investment and partly earnings, and are taxed in the year received.

ACCESS TO YOUR MONEY
You may withdraw money at any time during the Accumulation Phase unless you are restricted by requirements of a retirement plan. Each Contract Year, you can take up to 10% of the Contract Value without paying a contingent deferred sales charge. Amounts in excess of 10% may be subject to a contingent deferred sales charge. This charge varies based on the age of your contract, not on the age of particular Purchase Payments. You may have to pay income taxes and tax penalties on any money you take out.

PERFORMANCE
The value of your contract will vary up or down depending upon the investment performance of the Sub-accounts you choose. Past performance is not a guarantee of future results.

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DEATH BENEFIT
If you die before moving to the Income Phase, we will pay a death benefit as described in “Section 8 - Death Benefit.” If available in your state and your contract was purchased between April 30, 2004, and April 30, 2010, there were two optional death benefits available for selection. You may have elected none, one or both benefits at the time you purchased your contract.
Guaranteed Minimum Death Benefit - Annual Reset Rider (“GMDB - Annual Reset”) resets the guaranteed minimum death benefit annually each contract anniversary until the oldest Owner attains age 75. This rider was not available for Tax Sheltered Annuities or Deferred Compensation Plans.
Earnings Enhancement Benefit Rider (“EEB”) may add 25% or 40% (depending on the age of the oldest Owner on the issue date of the contract) of your contract’s earnings, if any, to the death benefit payable at your death. This rider was available only for non-qualified contracts.

OTHER INFORMATION
Right to Examine.  If you cancel the contract within the period stated on the front page of your contract, we will send your money back without assessing a contingent deferred sales charge or any other charges. You will receive:

•	whatever your contract is worth on the day we receive your request which may be more or less than your original Purchase Payment;

•	a return of Purchase Payment; or

•	the greater of the two, depending on state law requirements or if your contract is an Individual Retirement Annuity (“IRA”), Roth IRA, SIMPLE IRA or SEP IRA.
Transactions.  Under the following strategies, you can initiate transfers or withdrawals as desired or schedule them in advance. These are available at no additional charge.

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Dollar Cost Averaging: You may elect to automatically transfer a set amount from any Sub-account or the Symetra Fixed Account to any of the other Sub-accounts monthly or quarterly. This feature attempts to achieve a lower average cost per unit over time.

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Appreciation or Interest Sweep: If your Contract Value exceeds $10,000, you may elect to have interest from the Symetra Fixed Account or earnings from the Fidelity VIP Government Money Market Portfolio automatically swept monthly, quarterly, or annually into any other Sub-account of your choice.

•
Sub-account Rebalancing: If your Contract Value exceeds $10,000, you may elect to have each Sub-account rebalanced quarterly, semi-annually, or annually to maintain your specified allocation percentages. The minimum Contract Value requirement is waived if a Symetra Life approved asset allocation program, if available, is used for Sub-account rebalancing.

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Repetitive Withdrawals: You may elect to receive monthly, quarterly, or annual checks during the Accumulation Phase. Any money you receive may result in contract charges, income taxes, and tax penalties.

Qualified Contracts.  You may purchase the contract as an IRA, Roth IRA, Tax Sheltered Annuity (“TSA”), Roth TSA, or Deferred Compensation Plan (“457”), which we also refer to as qualified contracts because they are qualified to provide you certain tax deferral features under the Internal Revenue Code. You do not have to purchase an annuity contract to obtain the same type of tax deferral as provided by other qualified retirement arrangements. However, the contract provides features and benefits not provided by such other arrangements. There are costs and expenses under the contract related to these benefits and features. You should consult your tax advisor to determine whether the use of the contract within a qualified retirement plan is an appropriate investment for you. Access to amounts held in a qualified contract may be restricted or prohibited.
Exchanges.  It may not be in your best interest to surrender an existing annuity contract or to exchange one annuity contract for another in a “tax-free” exchange under Section 1035 of the Internal Revenue Code of 1986, as amended, in connection with purchase of the contract. You should compare both contracts carefully. There may be a surrender charge on your old contract, there will be a new surrender charge period under this contract, other charges may be higher (or lower), and the benefits will probably be different. You should not exchange another annuity contract for this one unless you determine, after knowing all of the facts, that the exchange is in your best interest and not just better for the person trying to sell you this contract (that person will generally be paid a commission if you buy this contract through an exchange or otherwise).
State Variations.  Certain provisions of the contract may be different from the general description in this prospectus, and certain riders, options, charges and fees may not be available or may vary, because of legal restrictions in your state. See your

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contract for specific variations since any such state variations will be included in your contract or in riders or endorsements attached to your contract. See your agent or contact us for specific information that may be applicable to your state.

INQUIRIES
Symetra Life’s principal place of business is located at 777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004. All communications to Symetra Life should be directed as follows:

New Business: For applications and initial Purchase Payments, please contact us at:

Symetra Life Insurance Company
P.O. Box 305154
Nashville, TN 37230-5154

Account Maintenance: For general correspondence, all written communications, including additional Purchase Payments, and other transactional inquiries, please contact us at:

Symetra Life Insurance Company
P.O. Box 305156
Nashville, TN 37230-5156

We will not deem correspondence, including transactional inquiries and Purchase Payments, sent to any other address as received by us until they are picked up at the addresses listed above and delivered to our processing office.

For overnight mail:
Symetra Life Insurance Company
100 Centerview Drive, Suite 100
Nashville, TN 37214-3439

By Phone: 1-800-796-3872
On the Internet: http://www.symetra.com

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FEE TABLE

The purpose of the Fee Table is to show you the various fees and expenses you will incur directly and indirectly by buying, owning and surrendering the contract. The Fee Table reflects the expenses of the Separate Account as well as the Portfolios.
The Owner Transaction Expenses Table describes the fees and expenses that you will pay when you make withdrawals or transfer money between investment options. State Premium Taxes may also be deducted.

OWNER TRANSACTION EXPENSES	MAXIMUM AMOUNT DEDUCTED	CURRENT AMOUNT DEDUCTED
CONTINGENT DEFERRED SALES CHARGE (1) (As a percentage of the amount withdrawn)	8%
Year 1 ...........................   8%

Year 2 ........................... 7%

Year 3 ...........................   6%

Year 4 ...........................   5%

Year 5 ...........................   4%

Year 6 ...........................   3%

Year 7 ...........................   2%

Year 8 ...........................   1%

Year 9+..........................   0%

WITHDRAWAL CHARGE (2) (Assessed for each withdrawal after the first withdrawal in a Contract Year)	$25	$25 or 2% of amount withdrawn whichever is less
TRANSFER CHARGE (Assessed for each transfer in excess of 12 transfers in a Contract Year)	$10	$10 or 2% of amount transferred whichever is less
LOAN NET INTEREST RATE (3) (Shown as an annual rate)	2.5% of the loan amount	2.5% of the loan amount

(1)	We eliminate this charge for individual retirement annuities purchased with rollovers of $1,000 or more from employer-sponsored plans that own group variable annuities issued by us.

(2)	The withdrawal charge is assessed in addition to any applicable contingent deferred sales charge.

(3)
The annual loan net interest rate of 2.5% is equal to the difference between the interest rate we charge and the interest rate we credit on the loan amount. Loans are available only for contracts issued pursuant to a Section 403(b) plan.

The Periodic Charges Table below describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Portfolio fees and expenses. This table also includes the charges you pay if you added optional benefits to your contract.

	AMOUNT DEDUCTED
PERIODIC CHARGES (Not Including Portfolio Operating Fees And Expenses)	MAXIMUM GUARANTEED CHARGE	CURRENT CHARGE
ANNUAL ADMINISTRATION MAINTENANCE CHARGE (1)	$50 (2)	$30
SEPARATE ACCOUNT ANNUAL EXPENSES (As a percentage of average daily net assets of each Sub-Account)
Mortality And Expense Risk Charge	1.25%	1.25%
Asset Related Administration Charge	0.15%	0.15%
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES	1.40%	1.40%
CHARGES FOR OPTIONAL FEATURES (3) (For Contracts Purchased Prior to May 1, 2010)
GUARANTEED MINIMUM DEATH BENEFIT – ANNUAL RESET (As a percentage of the average daily Contract Value invested in the Sub-accounts)	0.20%	0.20%
EARNINGS ENHANCEMENT BENEFIT (As a percentage of the average daily Contract Value invested in the Sub-accounts and in the Symetra Fixed Account)	0.15%	0.15%
TOTAL WITH ALL OPTIONAL FEATURES	1.75%	1.75%

(1)	We do not deduct this charge if the Contract Value is at least $50,000 when the deduction is to be made.

(2)	The maximum guaranteed charge for contracts issued in 2005 and earlier may be $35 depending on your state of residence. Please see your contract for more information.

(3)
The optional death benefit riders are described in “Section 8 - Death Benefit” and were only available for contracts purchased between April 30, 2004 and April 30, 2010. These optional riders are no longer available for purchase.

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The Total Annual Portfolio Operating Expenses table shows the lowest and highest total operating expenses charged by the Portfolio companies that you pay indirectly during the time you own the contract. The total operating expenses are expressed as an annual percentage of average daily net assets and are deducted from Portfolio assets. The amounts are based on expenses paid as of the end of the fiscal year December 31, 2015 . Actual expenses in the future may be higher or lower. For Portfolios that invest in shares of one or more acquired funds, the total annual operating expenses include fees and expenses incurred indirectly by the Portfolio as a result of investment in shares of one or more acquired funds. The fees and expenses (including management fees, distribution (12b-1) fees and other expenses) for each individual Portfolio are contained in the prospectuses for each Portfolio.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (1)	Lowest	Highest
Range of total annual Portfolio operating expenses (before any waivers or expense reimbursement)	0.50%	2.01%
Range of total annual Portfolio operating expenses (after any waiver or expense reimbursement) (2)	0.46%	2.01%

(1)	We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying Portfolio.

(2)
The range of total annual Portfolio operating expenses after any waiver or expense reimbursement takes into account contractual arrangements for certain Portfolios that require the investment advisor to reimburse or waive Portfolio operating expenses until at least April 30, 2017 . Advisors to certain Portfolios offered in the contract agree to waive or reimburse advisory fees or other fees. This reduces Portfolio operating expenses. Such arrangements are described in more detail in the prospectus for each Portfolio.

The above Portfolio expenses were provided by the Portfolios. We have not independently verified the accuracy of the information.

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EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract Owner transaction expenses, contract fees, Separate Account annual expenses, (including the mortality and expense risk charge and the asset related administration charge), and the Portfolio fees and expenses.
For purposes of calculating the examples, we use an average annual administration maintenance charge based on the charges paid in 2015 . The examples do not reflect premium taxes that may apply depending on the state where you live, and assume no transfers, loans or partial withdrawals. The examples do not take into consideration any fee waiver or expense reimbursement arrangements of the underlying Portfolios. If these arrangements were taken into consideration, the expenses shown would be lower. Different fees may be imposed during the Income Phase. Please see “Section 5 - Charges and Expenses” for a more detailed description. We based annual expenses of the underlying Portfolios on data provided by the Portfolio companies for the year ended December 31, 2015 . We did not independently verify the data provided, but we did prepare the examples.
The examples should not be considered a representation of past or future expenses. Your actual costs may be higher or lower. The 5% annual return assumed in the examples is purely hypothetical. Actual returns (investment performance) will vary and may be more or less than 5%.

You would pay the following expenses on a $10,000 investment in the contract for the time periods indicated below assuming that your investment has a 5% return each year.
THE FOLLOWING EXAMPLE ASSUMES THE HIGHEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS

If You Surrender Your Contract At The End of Each Time Period				If The Contract Is Not Surrendered or Is Annuitized
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$1,079	$1,625	$2,181	$3,721	$349	$1,062	$1,795	$3,721
THE FOLLOWING EXAMPLE ASSUMES THE LOWEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS

If You Surrender Your Contract At The End of Each Time Period				If The Contract Is Not Surrendered or Is Annuitized
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$943	$1,211	$1,484	$2,303	$201	$622	$1,067	$2,303
CONDENSED FINANCIAL INFORMATION
Appendix B contains Accumulation Unit value history for the Sub-accounts.

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1. THE ANNUITY CONTRACT

This prospectus describes a variable annuity contract offered by Symetra Life.
The annuity contract is an agreement between Symetra Life and you, the Owner, where we promise to pay an income in the form of annuity payments, beginning on a date you select, or a death benefit. When you are investing money, your contract is in the Accumulation Phase. Once you begin receiving annuity payments, your contract is in the Income Phase.
Contracts owned by or for individuals generally benefit from tax deferral under the Internal Revenue Code of 1986, as amended (the “Code”). You can change your investment allocation or transfer between investment options without paying tax on contract earnings until you take money out.
The contract is called a variable annuity because you can choose among the available Sub-accounts. Each Sub-account invests in a corresponding Portfolio and you can make or lose money depending upon market conditions. The investment performance of the Sub-account(s) you select affects the value of your contract and therefore, affects the amount of the annuity payments available at the time of annuitization. Investment performance of the Sub-account(s) also impacts the amount of any variable annuity payments.
The contract also has a fixed account which earns interest at a rate set and guaranteed by us. The annual effective interest rate credited to a Purchase Payment will never be less than the rate guaranteed in your contract and is guaranteed for at least 12 months. The total interest credited to you in the Symetra Fixed Account affects the Contract Value.
OWNER
The Owner (“you”) is as shown on the contract application, unless changed. You, as the Owner, may exercise all ownership rights under the contract. The contract must be issued prior to the Owner reaching the maximum issue age as stated in the contract. In certain situations, we may preserve a younger age on your contract. If your birthday falls between the application date and the Contract Date, we will issue the contract based upon your age as of the application date if requested by you and subject to state regulations.
A non-qualified contract can be owned by joint Owners. Each joint Owner has equal ownership rights and must exercise those rights jointly, unless both joint Owners direct us otherwise in writing. Naming joint Owners can have a negative impact on the death benefit. See “Section 8 - Death Benefit” for more information.
An Owner who is a non-natural person (e.g., a corporation or a trust) may not name a joint Owner. You may change the Owner or joint Owner by sending us a signed and dated request. If you designate someone else as Owner, that person must not have been older than the maximum issue age on the Contract Date. Unless you specify otherwise, a change in ownership is effective as of the date you signed the notice of change, subject to any payments made or actions we may take prior to receipt of the notice.
Use care when naming joint Owners and Beneficiaries and consult your agent or other advisor if you have questions.
ANNUITANT
The Annuitant(s) is/are the person(s) on whose life/lives annuity payments are based. You are the Annuitant unless you designate someone else before the Annuity Date. If you designate someone else as Annuitant, that person must not be older than the maximum issue age as stated in the contract on the Contract Date. Owners who are non-natural persons (e.g., corporations or trusts) may not change the Annuitant.
BENEFICIARY
The Beneficiary is the person or entity that is entitled to receive a benefit as described in “Section 8 - Death Benefit.” You initially name the Beneficiary on your contract application. You may change the Beneficiary at any time by sending us a signed and dated request. You may designate an irrevocable Beneficiary on your contract. An irrevocable Beneficiary must consent in writing to any change. A new Beneficiary designation revokes any prior designation and is effective when signed by you. We are not responsible for the validity of any Beneficiary designation nor for any actions we may take prior to receiving and recording a Beneficiary change. In the case of certain contracts issued in connection with retirement plans, the retirement plan may prescribe certain limitations on the designation of a Beneficiary. Since Beneficiaries have no rights under your contract until your death, they should notify us of a death as promptly as possible.
ASSIGNMENT
You can assign the contract unless restricted by applicable law; however, the new Owner can not be older than the maximum issue age on the Contract Date. Assignments may result in current taxation and, if you are under age 59 1/2, a 10% tax penalty. If

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this contract is assigned, we will treat it as a change of ownership and all rights will be transferred. We are not bound by any assignments unless in writing. Assignments are effective on the date you sign the notice of assignment, subject to all payments made and actions we take before we receive a signed copy of the assignment form at our Account Maintenance address. We are not liable for payments made prior to receipt of an effective assignment. We are not responsible for the validity of any assignments, tax consequences, or actions we may take based on an assignment later determined to be invalid.
If your contract is an IRA or otherwise issued in connection with a tax-qualified retirement plan, your ability to assign the contract may be limited.

2. ANNUITY PAYMENTS (INCOME PHASE)

You can switch to the Income Phase at any time after the contract has been in effect for one year (eight years for the Payments Based on a Number of Years annuity option), by notifying us in writing at least 30 calendar days prior to the date that you want annuity payments to begin. For contracts issued before April 30, 2004, you can switch to the Income Phase at any time. For all contracts, however, the Income Phase will start no later than the maximum annuitization age shown on your contract or earlier if required by law and certain restrictions may apply under some retirement plans.
During the Income Phase, the payee (you or someone you choose) will receive annuity payments beginning on the Annuity Date. You name the payee when you elect an annuity option and you may change the payee designation at any time by writing to us. You may select or change an annuity option at any time prior to switching to the Income Phase by completing an election form that you can request in writing or by phone from us at any time or by downloading the form from our web site. Some retirement plans and/or contract versions require that the Annuitant be the Owner and payee once annuity payments begin.
Switching to the Income Phase is irrevocable. Once you begin receiving annuity payments, you cannot switch back to the Accumulation Phase. During the Income Phase, you cannot add Purchase Payments, change or add an Annuitant, change the annuity option, or change between fixed and variable annuity payments. When the contract switches to the Income Phase, the GMDB-Annual Reset rider and the EEB rider will no longer be applicable and there will generally be no death benefit. If you transfer the right to receive annuity payments to someone else, there may be gift and income tax consequences.
Annuity payments will begin on the earlier of:

•	the first available payment date after you elect to begin annuity payments;

•	the latest Annuity Date specified in your contract; or

•	a different Annuity Date if required by law.

PAYMENT OPTIONS
Other than the period certain annuity, you may choose whether annuity payments will be made on a fixed basis, variable basis, or both. Period certain annuities are available only on a fixed basis. Annuity options made on a variable basis convert Accumulation Units to Annuity Units on the date you switch to the Income Phase. Once annuity payments under a life annuity option are started, they cannot be exchanged for a lump sum. See the SAI for additional information.
ANNUITY OPTIONS
You may choose one of the options listed below. The amount of each annuity payment depends on many factors including the guarantees, if any, under the annuity option you choose, the frequency of annuity payments, the investment performance if you choose variable annuity payments, the Annuitant’s age at the time you switch to the Income Phase and under some contracts, the Annuitant’s sex. If you choose a life annuity option, the number of annuity payments the payee receives depends on how long the Annuitant lives, not the Annuitant’s life expectancy.
Life Annuity.  The payee receives annuity payments as long as the Annuitant is living. Annuity payments stop when the Annuitant dies. There is no minimum number of payments with this option.
Life Annuity with Guaranteed Period.  The payee receives annuity payments for the longer of the Annuitant’s life or a guaranteed period of five or more years, as selected by you and agreed to by us. Annuity payments stop on the later of the date the Annuitant dies or the date the last guaranteed payment is made. The amount of the annuity payments may be affected by the length of the guaranteed period you select. A shorter guaranteed period will result in higher annuity payments during the Annuitant’s life and fewer or no remaining guaranteed payments to the Beneficiary. A longer guaranteed period will result in lower annuity payments. If the Annuitant dies before the guaranteed payments have been made, the remaining payments will be made to the payee. As an alternative to monthly payments, the payee may elect to

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have the variable payments remaining commuted at the assumed interest rate of 4% and paid in a single lump sum. This alternative is not available for fixed payments.
Joint and Survivor Life Annuity.   The payee receives annuity payments as long as the Annuitant is living. After either Annuitant dies, the payee receives a specified percentage of each annuity payment as long as the other Annuitant is living. Annuity payments stop the later of the date the Annuitant dies or the date the second Annuitant dies. You name the joint Annuitant and payment percentage at the time you elect this option and they cannot be changed once the Income Phase begins. Choosing a lower percentage amount to be paid after the death of either Annuitant results in higher payments while both Annuitants are living.
Joint and Survivor Life Annuity with Guaranteed Period.  The payee receives annuity payments for the longer of the Annuitant’s life, the joint Annuitant’s life or a guaranteed period of five or more years, as selected by you and agreed to by us. The full benefit amount will continue to be paid to the payee until the later of the first death of either the Annuitant or joint Annuitant and the end of the guaranteed period. If only one Annuitant is alive when the guaranteed period ends, a percentage of the payment amount will continue to be paid to the payee. You name the joint Annuitant, payee and payment percentage at the time you elect this option and they cannot be changed once the Income Phase begins. Choosing a lower percentage amount to be paid after the death of either Annuitant results in higher payments while both Annuitants are living. Annuity payments stop the later of the date the Annuitant dies, the joint Annuitant dies or the date the last guaranteed payment is made.
Payments Based on a Number of Years.  This annuity option is only available after the eighth Contract Year and if your Contract Value is $25,000 or more at the time this option is selected. The payee receives annuity payments based on a number of years as selected by you and agreed to by us. You must select a period of at least five years. In general, your Contract Value is amortized over a specific term and Accumulation Units and/or the value of the Symetra Fixed Account is liquidated as each payment is made. Therefore, each annuity payment reduces the number of Accumulation Units and/or value of the Symetra Fixed Account. Please see the SAI for a more detailed discussion of how this annuity option is calculated. Annuity payments continue until the entire value in the Sub-accounts and/or Symetra Fixed Account has been paid out. You can stop these annuity payments at any time and receive a lump sum equal to the remaining Contract Value. There may be tax consequences and penalties for stopping these annuity payments. However, this feature may be important to you if you do not have other sources of funds for emergencies or other financial needs that may arise. This option does not promise to make payments for the Annuitant’s life. If the Owner dies before all annuity payments have been made, we will pay a death benefit equal to the Contract Value as of the date we receive proof of death and the Beneficiary election form. See “Section 8 - Death Benefit” for more information.
Period Certain Annuity.  The payee receives annuity payments for a specific period of time, usually 5, 10, 15, or 20 years. This guaranteed period may not exceed the Annuitant’s life expectancy. This option does not guarantee payments for the rest of the Annuitant’s life. This payout option is available only as a fixed annuity. If your contract is a qualified contract, period certain payments without a life contingency may not satisfy required minimum distribution rules. Annuity payments stop at the end of the guaranteed period. Consult a tax advisor before electing this option.
If you do not choose an annuity option at least 30 calendar days before the latest Annuity Date specified in your contract, we will make annuity payments under the Payments Based on a Number of Years annuity option unless your contract states otherwise. The number of years will be equal to the Annuitant’s life expectancy. If your Contract Value is less than $25,000, we will make annuity payments under the Life Annuity with Guaranteed Period using a guaranteed period of 10 years.
You may choose to have annuity payments made on a monthly, quarterly, semi-annual or annual basis. If the amount applied to an annuity option is less than $5,000, we may pay you in a lump sum where permitted by state law. We reserve the right to change the payment frequency if payment amounts would be less than $250. You may elect to have payments delivered by mail or electronically transferred to a bank account.
Proof of Age or Sex.  We may require proof of age or sex before beginning annuity payments that are based on life or life expectancy. If the age or sex of any Annuitant has been misstated, annuity payments will be based on the corrected information. Underpayments will be made up in a lump sum with the next scheduled payment. Overpayments will be deducted from future payments until the total is repaid. We will not credit interest on underpayments or charge interest on overpayments. We may require evidence satisfactory to us that an Annuitant is living before we make any payment.
Variable Annuity Payments.  Any portion of annuity payments based on investment in the Sub-accounts will vary in amount depending on investment performance. Unless you tell us otherwise, annuity payments will be based on the investment allocations in place on the date you switch to the Income Phase.

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If you choose to have any portion of annuity payments based on investment in the Sub-accounts, the dollar amount of each payment will depend on:

•
the value of your contract (minus any outstanding loan amount) in the Sub-accounts as of the first close of the NYSE on or after the 15th day of the month preceding the Annuity Date (if the NYSE is not open on that date, the calculation will be made on the next Business Day);

•	an assumed investment return; and

•	the investment performance of the Sub-accounts you selected.
Your contract contains a Variable Annuity Purchase Rate Table that we use to determine the amount of the first annuity payment under your contract. The tables are based on an annual investment return of 4% and the Annuity 2000 Mortality Table. The amount of the first annuity payment is generally determined on the basis of the annuity option selected, the annuity purchase rate (as shown in your contract’s Variable Annuity Purchase Rate Table), the age and sex of the Annuitant, and the Annuity Date. If actual investment performance of the Sub-accounts exceeds the assumed investment return of 4%, the value of Annuity Units increases and the next variable annuity payment will be larger. Similarly, if the actual investment performance is less than the assumed investment return, the value of Annuity Units decreases and the next variable annuity payment will be smaller. Under any variable annuity option, actual investment performance of the Sub-accounts will affect the amount of annuity payments. For more information, please see the SAI.
Fixed Annuity Payments.  The dollar amount of fixed annuity payments does not vary with investment performance, therefore, each payment amount will stay the same. Annuity payments under all life annuity options will be determined by applying the Contract Value or a portion of the Contract Value (minus any outstanding loan amount) to purchase fixed annuity payments to the Fixed Annuity Purchase Rate Table shown in your contract, or the current rates at that time if more favorable to you. The amount of fixed annuity payments under the Payments Based on a Number of Years annuity option is determined by taking the value of the contract over the term chosen at the minimum interest rate guaranteed under the contract.
CHANGING SUB-ACCOUNTS DURING THE INCOME PHASE
After you switch to the Income Phase, you may request to change Sub-account elections only once a month if you are taking variable annuity payments. Transfers are not allowed to or from the Symetra Fixed Account. Changes will affect the number of units used to calculate annuity payments. See the SAI for more information.

3. PURCHASE

PURCHASE PAYMENTS
A Purchase Payment is the money you give us to buy the contract and any additional money you invest in the contract after you own it. If you are age 85 or younger, you can purchase a non-qualified contract with a minimum initial investment of $2,000. Additional Purchase Payments of $250 or more may be added at anytime during the Accumulation Phase. For non-qualified contracts, we will waive the minimum initial investment if regular monthly payments are made through a pre-authorized transfer from a bank account (“Systematic Investing”). Each non-qualified Purchase Payment made through Systematic Investing must be at least $100. For a qualified contract, all Purchase Payments must be $30 or more, unless your retirement plan has a different requirement. Initial Purchase Payments in Maine and South Carolina may never be less than $1,000, even if made in connection with a qualified contract or Systematic Investing.
Any single Purchase Payment in excess of $1 million requires our prior approval.
Initial Purchase Payments.  Initial Purchase Payments should be forwarded to our New Business address and are normally credited to you within two Business Days of our receipt. If your initial Purchase Payment is not accompanied by all the information we need to issue your contract, we will contact you to get it. If we cannot get all the required information within five Business Days, we will either return your initial Purchase Payment or get your or your registered representative’s permission to keep it until we have received the necessary information. However, if the necessary information is not received after 15 Business Days, we will reject your application and return the initial Purchase Payment to you. In most situations, your Contract Date is the date your initial Purchase Payment and all required information are received at Symetra Life. However, if your initial Purchase Payment is received at Symetra Life after the close of the NYSE and you have allocated 100% to the Sub-accounts, your Contract Date will be the next Business Day. We reserve the right to refuse any application or initial Purchase Payment. If we refuse an application and initial Purchase Payment, we will return it within five Business Days. We will not deem payments sent to any other office besides our New Business address as received by us until such payment reaches our New Business address and are picked up and delivered to our processing office.

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Additional Purchase Payments.  Additional Purchase Payments may be made at any time by sending them to our Account Maintenance address and should include your account number. Additional Purchase Payments made by check, mailed to our Account Maintenance address and received with all the information we need to process them are credited to your contract on the same Business Day as received by us. However, if your Purchase Payment is received at Symetra Life after the close of the NYSE, any portion to be allocated to the Sub-accounts will be credited the next Business Day. See “Section 3 - Allocation of Purchase Payments.”
Processing of Purchase Payments may be delayed by circumstances outside our control - for example, if your registered representative does not forward your Purchase Payments to us promptly. In addition, if your Purchase Payment is received without the necessary information we need to process it, processing delays will occur as we attempt to contact you to get the necessary information. If we cannot get all the required information within five Business Days, we will either return your Purchase Payment or get your or your registered representative’s permission to keep it until we have received the necessary information. However, if the necessary information is not received after 15 Business Days, we will return the Purchase Payment. We will not deem payments sent to any other office besides our Account Maintenance address as received by us until such payment reaches our Account Maintenance address and are picked up and delivered to our processing office.
We reserve the right to refuse any application or Purchase Payment that is over $1 million dollars; that does not meet our minimum requirements; that is received without the necessary information to process the payment; that is made for market timing purposes; or is otherwise contrary to law for Symetra Life to accept. If we refuse a Purchase Payment, we will return it to you within five Business Days.
ALLOCATION OF PURCHASE PAYMENTS
You tell us how to apply your initial Purchase Payment by specifying your desired allocations on the contract application. Unless you tell us otherwise, subsequent Purchase Payments will be allocated in the same proportion as your most recent Purchase Payment (unless that was a Purchase Payment you directed us to allocate on a one-time-only basis). You may change the way subsequent Purchase Payments are allocated by providing us with written instructions, by telephoning us, or, if available, electronically by the Internet if we have your written authorization to accept telephone or Internet instructions. See "Section 4 - Transfer Transactions Available.”

Once we receive a Purchase Payment, the portion to be allocated to the Symetra Fixed Account is credited as of the day it is received. The portion to be allocated to the Sub-accounts is effective and valued as of the next close of the NYSE. This is usually 4:00 p.m. Eastern time. If for any reason the NYSE is closed when we receive your Purchase Payment, it will be valued as of the close of the NYSE on its next regular Business Day.
ACCUMULATION UNITS
The value of the variable portion of your contract will go up or down depending upon the investment performance of the Sub-account(s) you choose. In order to keep track of this, we use a unit of measure called an Accumulation Unit. During the Income Phase, we call the units of measure Annuity Units.
We calculate the value of an Accumulation Unit for each Sub-account as of the time the NYSE closes each day. To determine the current Accumulation Unit value, we take the prior day’s Accumulation Unit value and multiply it by the Net Investment Factor for the current day. Changes in the Accumulation Unit value reflect the investment performance of each Sub-account as well as the deductions for insurance and other charges. The value of an Accumulation Unit will usually go up or down from day to day.
The Net Investment Factor is used to measure the daily change in Accumulation Unit value for each Sub-account. The Net Investment Factor equals:

•	the net asset value per share of the applicable Portfolio at the end of the current day plus the per share amount of any dividend or income distributions made by the Portfolio that day; divided by

•	the net asset value per share of the Portfolio at the end of the prior day plus the per share amount of any dividend or income distributions made by the Portfolio that day; minus

•	the daily insurance charges and any taxes Symetra Life may incur on earnings attributable to the applicable contracts, expressed as a percentage of the total net assets of the Sub-account.
When you make Purchase Payments or transfers into a Sub-account, we credit your contract with Accumulation Units. We determine the number of Accumulation Units to credit by dividing the amount of the Purchase Payment or amount transferred into a Sub-account by the value of the Accumulation Unit for that particular Sub-account. Similarly, when you request a withdrawal or a transfer of money from a Sub-account, we deduct from your contract Accumulation Units representing the withdrawal amount.

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Example: Assume that on Monday we receive a $1,000 Purchase Payment from you before the NYSE closes. You have told us you want this to go to the Fidelity VIP Growth & Income Portfolio. When the NYSE closes on that Monday, we determine that the value of an Accumulation Unit for the Fidelity VIP Growth & Income Portfolio is $34.12. We then divide $1,000 by $34.12 and credit your contract on Monday night with 29.31 Accumulation Units for the Fidelity VIP Growth & Income Portfolio.
ASSET ALLOCATION MODELS
Symetra Life may make asset allocation models available for use by contract Owners. Each model consists of predetermined Sub-accounts and allocation percentages based upon a risk tolerance, such as “conservative” or “aggressive” and is intended to diversify investments in a manner consistent with that risk tolerance. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market. There can be no assurance that any model will achieve its investment objective.

Pursuant to an agreement with Symetra Life, The Pacific Financial Group ("TPFG") determines the composition of each model and is compensated by Symetra Life for doing so. There is no investment advisory relationship between TPFG and contract Owners. In the future, Symetra Life may modify or discontinue its arrangement with TPFG, in which case Symetra Life may contract with another firm to provide similar asset allocation models, provide its own models or cease offering the models.

When you elect a model, your Contract Value will be reallocated to match the allocation percentages of the model. Unless you tell us otherwise, any future Purchase Payments will also be allocated to match the allocation percentages of the model. If you desire, you can also enroll in a rebalancing program to periodically rebalance your Contract Value to the model’s original allocation percentages. You may only elect one model at a time. New allocation models may be made available periodically. However, unless you choose a new model by completing a new election form, your Contract Value and Purchase Payments will continue to be allocated in accordance with the originally chosen model. We will not automatically change your Contract Value or Purchase Payment allocation or percentages if the model’s allocations are updated.

An election to change models must be communicated to us in writing to our Account Maintenance address in accordance with our administrative form. If you change your election, you may be subject to short-term trading fees applied by the Portfolio companies and the transfer will count as a “transfer event” as specified under “Section 4 - Investment Options.”

Because Symetra Life and TPFG do not provide investment advice, you should consult your financial advisor to help you determine the appropriate model based on your financial needs, time horizon, and willingness to accept investment risk. You should also consult your financial advisor periodically while you own the contract to determine that your original model’s allocation still meets your needs.
RIGHT TO EXAMINE
You may cancel the contract without charge by returning it to us or to your Symetra Life registered representative within the period stated on the front page of your contract. We include a refund of all charges that may have been deducted from your contract if you request to cancel your contract during this period. This period will be at least 10 days (longer in some states). You will receive your Contract Value plus the refund of all charges. Because of the market risks associated with investing in the Sub-accounts, the Contract Value returned may be more or less than the Purchase Payments you have paid. In some states, we may be required to return to you the amount of the Purchase Payments paid to us. In this case, Symetra Life will be subject to the investment risk. When we are required to guarantee a return of Purchase Payments, we will apply amounts designated for the Sub-accounts to the Fidelity VIP Government Money Market Portfolio until the contract is 15 days old (or 30 days in those states where a 30-day period is required). These amounts will then be allocated in the manner you selected unless you have canceled the contract.
For contracts purchased as an IRA and returned to us within 7 days after you receive it, Symetra Life will refund the greater of your Contract Value or your Purchase Payments. During this 7-day period, we will allocate the Purchase Payments designated for the various Portfolios to the Fidelity VIP Government Money Market Portfolio. After 7 days, your state’s right to examine provision, as shown in your contract, will continue to apply. If your state’s right to examine provision is longer than 7 days and requires a return of Purchase Payment, we will continue to allocate amounts designated for the Sub-accounts to the Fidelity VIP Government Money Market Portfolio offered within your contract until the right to examine period expires. Upon the expiration of the 7-day period or the right to examine period as stated on your contract (for those states that have a right to examine provision longer than 7 days and require a return of Purchase Payment), Purchase Payments will then be allocated in the manner you selected unless you have canceled the contract.

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4. INVESTMENT OPTIONS

VARIABLE INVESTMENT OPTIONS
During the Accumulation Phase, you may allocate your Purchase Payments and Contract Value to any of the Sub-accounts available under the contract. Each Sub-account purchases the shares of one underlying Portfolio that has its own investment objective. The Portfolios are not offered directly to the public, but are available to life insurance companies as investment options for variable annuity and variable life insurance contracts. Symetra Life is not recommending a particular Portfolio or offering investment advice.
The following Portfolios are currently offered under the contract. However, not all Portfolios are available to all contract Owners. The name, investment objective, and investment advisor of the Portfolios offered under this contract are listed below. There is no assurance that any of the Portfolios will achieve their stated objective. You can find more detailed information about the Portfolios, including a description of risks and expenses, in the prospectuses for the Portfolios, which can be obtained without charge by contacting our Account Maintenance address. You should read those prospectuses carefully before investing. If you have received a summary prospectus for any of the Portfolios listed below, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full Portfolio prospectus. The Portfolio information below was provided by the Portfolios. We have not independently verified the accuracy of the information.

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Fund - Series II	The fund’s investment objective is to seek capital growth.	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund - Series II	The fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth Fund - Series II	The fund’s investment objective is to seek capital growth.	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund - Series II	The fund's investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Series II shares of the above Portfolios are available to all contract Owners under this contract. If Series I and Series II shares of the Invesco V.I. Mid Cap Growth Fund and/or the Invesco V.I. International Growth Fund are available to a contract Owner, we will allocate investments to the Series I fund.

ALPS Variable Investment Trust
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II	The Portfolio seeks to provide investors with capital appreciation.	ALPS Advisors, Inc. Sub-Advised by Morningstar Investment Management LLC
Morningstar Balanced ETF Asset Allocation Portfolio - Class II	The Portfolio seeks to provide investors with capital appreciation and some current income.	ALPS Advisors, Inc. Sub-Advised by Morningstar Investment Management LLC
Morningstar Conservative ETF Asset Allocation Portfolio - Class II	The Portfolio seeks to provide investors with current income and preservation of capital.	ALPS Advisors, Inc. Sub-Advised by Morningstar Investment Management LLC
Morningstar Growth ETF Asset Allocation Portfolio - Class II	The Portfolio seeks to provide investors with capital appreciation.	ALPS Advisors, Inc. Sub-Advised by Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II	The Portfolio seeks to provide investors with current income and capital appreciation.	ALPS Advisors, Inc. Sub-Advised by Morningstar Investment Management LLC
The ETF Portfolios listed above are “funds-of-funds” and seek to achieve their investment objectives by investing primarily in portfolios of underlying exchange-traded funds which are open end mutual funds that can be traded at any time of the day (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). These Underlying ETFs, in turn, invest in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures and other instruments in an attempt to approximate the investment performance of the applicable benchmark. Funds-of-funds may have higher expenses compared to other Portfolios and therefore may be more expensive to contract Owners.

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
American Century Variable Portfolios, Inc.
American Century VP Balanced Fund Class I	The fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.	American Century Investment Management, Inc.
American Century VP Inflation Protection Fund Class II	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investment Management, Inc.
American Century VP International Fund Class I	The fund seeks capital growth.	American Century Investment Management, Inc.
American Century VP Large Company Value Fund Class II	This fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Century VP Ultra® Fund Class II	The fund seeks long-term capital growth.	American Century Investment Management, Inc.
Class II shares of the American Century VP Ultra® Fund are available to all contract Owners under this contract. If Class I and Class II shares of the American Century VP Ultra® Fund are available to a contract Owner, we will allocate investments to the Class I fund.

American Century VP Value Fund Class I	The fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
Calvert Variable Products, Inc.
Calvert VP EAFE International Index Portfolio Class F
The EAFE International Index Portfolio seeks investment results that correspond to the total return performance of common stocks as represented by the Morgan Stanley Capital International EAFE Index. The MSCI EAFE Index emphasizes the stocks of companies in major markets in Europe, Australasia, and the Far East.
Calvert Investment Management, Inc. Sub-advised by World Asset Management, Inc.
Calvert VP Investment Grade Bond Index Portfolio Class I	The Investment Grade Bond Index Portfolio seeks investment results that correspond to the total return performance of the bond market, as represented by the Barclays Capital Aggregate Bond Index.	Calvert Investment Management, Inc. Sub-advised by Ameritas Investment Partners, Inc.
Calvert VP Nasdaq 100 Index Portfolio Class I	The Nasdaq 100 Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq 100 Index.	Calvert Investment Management, Inc. Sub-advised by Ameritas Investment Partners, Inc.
Calvert VP Russell 2000 Small Cap Index Portfolio Class F	The Russell 2000 Small Cap Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index.	Calvert Investment Management, Inc. Sub-advised by Ameritas Investment Partners, Inc.
Calvert VP S&P MidCap 400 Index Portfolio Class F	The S&P MidCap 400 Index Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index.	Calvert Investment Management, Inc. Sub-advised by Ameritas Investment Partners, Inc.

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Calvert Variable Series, Inc.
Calvert VP SRI Balanced Portfolio Class I	The SRI Balanced Portfolio seeks a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity.	Calvert Investment Management, Inc.
Deutsche Variable Series I
Deutsche Capital Growth VIP - Class B	The fund seeks to provide long-term growth of capital.	Deutsche Investment Management Americas Inc.
Deutsche CROCI® International VIP - Class A	The fund seeks long-term growth of capital.	Deutsche Investment Management Americas Inc.
Deutsche Global Small Cap VIP - Class B	The fund seeks above-average capital appreciation over the long term.	Deutsche Investment Management Americas Inc.
Deutsche Variable Series II
Deutsche Global Growth VIP - Class B	The fund seeks long-term capital growth.	Deutsche Investment Management Americas Inc.
Dreyfus Investment Portfolios (“Dreyfus IP”)
Dreyfus IP - Technology Growth Portfolio - Initial Shares	The fund seeks capital appreciation.	The Dreyfus Corporation
The Dreyfus Socially Responsible Growth Fund, Inc.
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares	The fund seeks to provide capital growth, with current income as a secondary goal.	The Dreyfus Corporation
Dreyfus Stock Index Fund, Inc.
Dreyfus Stock Index Fund - Service Shares	The fund seeks to match the total return of the Standard & Poor’s® 500 Composite Stock Price Index.	The Dreyfus Corporation
Fidelity® Variable Insurance Products
Fidelity VIP Contrafund® Portfolio - Initial Class	Fidelity VIP Contrafund® Portfolio seeks long-term capital appreciation.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity VIP Equity-Income Portfolio - Initial Class
Fidelity VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.
Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity VIP Freedom 2010 Portfolio - Service Class 2	Fidelity VIP Freedom 2010 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity VIP Freedom 2015 Portfolio - Service Class 2	Fidelity VIP Freedom 2015 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Fidelity VIP Freedom 2020 Portfolio - Service Class 2	Fidelity VIP Freedom 2020 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity VIP Freedom 2025 Portfolio - Service Class 2	Fidelity VIP Freedom 2025 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity VIP Freedom 2030 Portfolio - Service Class 2	Fidelity VIP Freedom 2030 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity VIP Freedom Income Portfolio - Service Class 2	Fidelity VIP Freedom Income Portfolio seeks high total return with a secondary objective of principal preservation.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity VIP Government Money Market Portfolio - Service Class 2	Fidelity VIP Government Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. Fidelity Investment Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.
Fidelity VIP Growth & Income Portfolio - Initial Class	Fidelity VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity VIP Mid Cap Portfolio - Service Class 2	Fidelity VIP Mid Cap Portfolio seeks long-term growth of capital.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity VIP Overseas Portfolio - Service Class 2	Fidelity VIP Overseas Portfolio seeks long-term growth of capital.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Franklin Templeton Variable Insurance Products Trust
Franklin Flex Cap Growth VIP Fund - Class 2
Seeks capital appreciation. Under normal market conditions, the fund invests predominantly in equity securities of companies that the investment manager believes have the potential for capital appreciation.
Franklin Advisers, Inc.
Franklin Founding Funds Allocation VIP Fund - Class 2
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests equal portions in Class 1 shares of Franklin Income VIP Fund; Franklin Mutual Shares VIP Fund; and Templeton Growth VIP Fund.
The Fund does not have an investment adviser. The fund administrator is Franklin Templeton Services, LLC.
The Franklin Founding Funds Allocation VIP Fund is a “fund-of-funds”, which means that it achieves its objective by investing in other mutual funds rather than in individual securities. Funds of funds have higher expenses compared to other Portfolios and therefore may be more expensive to contract Owners.

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Franklin Income VIP Fund - Class 2	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc.
Franklin Mutual Shares VIP Fund - Class 2
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
Franklin Mutual Advisers, LLC
Franklin Small Cap Value VIP Fund - Class 2	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund - Class 2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization and mid-capitalization companies.	Franklin Advisers, Inc.
Franklin U.S. Government Securities VIP Fund - Class 2	Seeks income. Under normal market conditions, the fund invests at least 80% of its net assets in U.S. government securities.	Franklin Advisers, Inc.
Templeton Developing Markets VIP Fund - Class 2	Seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in emerging market investments.	Templeton Asset Management Ltd.
Templeton Global Bond VIP Fund - Class 2
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.
Franklin Advisers, Inc.
Templeton Growth VIP Fund - Class 2	Seeks long-term capital growth. Under normal market conditions, the fund invests primarily in equity securities of companies located anywhere in the world, including developing markets.	Templeton Global Advisors Limited
JPMorgan Insurance Trust
JPMorgan Insurance Trust Mid Cap Value Portfolio - Class 1	The portfolio seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.	J.P.Morgan Investment Management Inc.
Neuberger Berman Advisers Management Trust
Neuberger Berman AMT Guardian Portfolio - Class S	The Fund seeks long-term growth of capital; current income is a secondary goal.	Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Mid Cap Growth Portfolio - Class S	The Fund seeks growth of capital.	Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - Class S	The Fund seeks growth of capital.	Neuberger Berman Investment Advisers LLC

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
PIMCO Variable Insurance Trust
PIMCO All Asset Portfolio - Advisor Class	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC Sub-advised by Research Affiliates LLC
The PIMCO All Asset Portfolio is a “fund-of-funds”, which means that it achieves its objective by investing in other mutual funds rather than in individual securities.
PIMCO CommodityRealReturn® Strategy Portfolio - Administrative Class	The Portfolio seeks maximum real return, consistent with prudent investment management.	Pacific Investment Management Company LLC
Pioneer Variable Contracts Trust
Pioneer Emerging Markets VCT Portfolio - Class II	The Portfolio seeks long-term capital appreciation primarily through the securities of issuers in countries with emerging economies or securities markets.	Pioneer Investment Management, Inc.
Pioneer Equity Income VCT Portfolio - Class II	The Portfolio seeks current income and long-term capital growth primarily through income-producing equity securities of U.S. companies.	Pioneer Investment Management, Inc.
Pioneer High Yield VCT Portfolio - Class II	The Portfolio seeks to maximize total return by investing in below-investment-grade debt securities and preferred securities.	Pioneer Investment Management, Inc.
Pioneer Real Estate Shares VCT Portfolio - Class II	The Portfolio seeks long-term growth of capital. Current income is a secondary objective.	Pioneer Investment Management, Inc.
Pioneer Strategic Income VCT Portfolio - Class II	The Portfolio seeks high current income by actively managing a diversified portfolio of U.S. and international high yield and investment-grade debt securities.	Pioneer Investment Management, Inc.

CLASS I SHARES OF THE PORTFOLIO LISTED BELOW ARE AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN IT SINCE MARCH 15, 2007
PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
American Century Variable Portfolios, Inc.
American Century VP Ultra® Fund Class I	The fund seeks long-term capital growth.	American Century Investment Management, Inc.
Class II shares of the American Century VP Ultra® Fund are available to all contract Owners under this contract. If Class I and Class II shares of the American Century VP Ultra® Fund are available to a contract Owner, we will allocate investments to the Class I fund.

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THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN THEM SINCE APRIL 30, 2006
PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Fund - Series I	The fund's investment objective is to seek capital growth.	Invesco Advisers, Inc.
Invesco V.I. Growth Fund and Invesco V.I. Aggressive Growth Fund were reorganized into Invesco V.I. Capital Appreciation Fund effective May 1, 2006. Effective April 30, 2012, Invesco V.I. Capital Appreciation Fund was reorganized and renamed the Invesco Van Kampen V.I. American Franchise Fund. Effective April 29, 2013, the Invesco Van Kampen V.I. American Franchise Fund changed its name to Invesco V.I. American Franchise Fund. As a result of these reorganizations and name changes, Series I shares of Invesco V.I. American Franchise Fund are available to contract Owners previously invested in Series I shares of Invesco V.I. Growth Fund and Invesco V.I. Aggressive Growth Fund. If, as a result of the merger, Series I and Series II shares of the Invesco V.I. American Franchise Fund are available to a contract Owner, we will allocate investments to the Series I fund.

Invesco V.I. Global Real Estate Fund - Series I	The fund's investment objective is total return through growth of capital and current income.	Invesco Advisers, Inc. Sub-advised by Invesco Asset Management Limited
Dreyfus Investment Portfolios (“Dreyfus IP”)
Dreyfus IP - MidCap Stock Portfolio – Initial Shares
The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400® Index.
The Dreyfus Corporation
Dreyfus Variable Investment Fund (“Dreyfus VIF”)
Dreyfus VIF - Appreciation Portfolio – Initial Shares	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corporation Sub-advised by Fayez Sarofim & Co.
Federated Insurance Series
Federated High Income Bond Fund II – Primary Shares	The Fund's investment objective is to seek high current income.	Federated Investment Management Company
Fidelity® Variable Insurance Products
Fidelity VIP Growth Portfolio – Initial Class	Fidelity VIP Growth Portfolio seeks to achieve capital appreciation.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN THEM SINCE MARCH 14, 2006
PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Mid Cap Growth Fund - Series I	The fund's investment objective is to seek capital growth.	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund - Series I	The fund's investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Series II shares of the above Portfolios are available to all contract Owners under the contract. If Series I and Series II shares of the Invesco V.I. Mid Cap Growth Fund and/or the Invesco V.I. International Growth Fund are available to a contract Owner, we will allocate investments to the Series I fund.

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THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN THEM SINCE APRIL 28, 2005
PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Global Health Care Fund - Series I	The fund's investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Dreyfus Variable Investment Fund (“Dreyfus VIF”)
Dreyfus VIF - Quality Bond Portfolio - Initial Shares	The fund seeks to maximize total return, consisting of capital appreciation and current income.	The Dreyfus Corporation
Federated Insurance Series
Federated Managed Volatility Fund II	The Fund's investment objective is to achieve high current income and moderate capital appreciation.	Federated Global Investment Management Corp. ("Fed Global")Federated Investment Management Company ("FIMCO") and Federated Equity Management Company of Pennsylvania ("FEMCOPA")
Fidelity® Variable Insurance Products
Fidelity VIP Asset Manager Portfolio - Initial Class	Fidelity VIP Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Voya Variable Portfolios, Inc.
Voya Global Equity Portfolio Class S	The Portfolio seeks long-term growth and current income.	Voya Investments, LLC

THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN THEM SINCE NOVEMBER 30, 2004
PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Pioneer Variable Contracts Trust
Pioneer Bond VCT Portfolio - Class I
To provide current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk. The fund also seeks a relatively stable level of dividends; however, the level of dividends will be maintained only if consistent with preserving the investment grade quality of the fund's portfolio.
Pioneer Investment Management, Inc.
Pioneer Fund VCT Portfolio - Class I	Reasonable income and capital growth.	Pioneer Investment Management, Inc.
Pioneer Select Mid Cap Growth VCT Portfolio - Class I	To seek long-term capital growth.	Pioneer Investment Management, Inc.
Pioneer Mid Cap Value VCT Portfolio - Class I	Capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.	Pioneer Investment Management, Inc.

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THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN THEM SINCE APRIL 30, 2003
PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Deutsche Variable Series II
Deutsche Global Income Builder VIP - Class A	The fund seeks to maximize income while maintaining prospects for capital appreciation.	Deutsche Investment Management Americas Inc.
Fidelity® Variable Insurance Products
Fidelity VIP Growth Opportunities Portfolio - Initial Class	Fidelity VIP Growth Opportunities Portfolio seeks to provide capital growth.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
JPMorgan Insurance Trust
JPMorgan Insurance Trust U.S. Equity Portfolio - Class 1	The portfolio seeks to provide high total return from a portfolio of selected equity securities.	J.P.Morgan Investment Management Inc.

THE FOLLOWING PORTFOLIO IS AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN IT SINCE APRIL 30, 2000
PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Voya Investors Trust
VY® JPMorgan Emerging Markets Equity Portfolio Class I	The Portfolio seeks capital appreciation.	Directed Services, LLC Sub-Advised by J.P. Morgan Investment Management Inc.

In addition to the Separate Account, the Portfolios may sell shares to other separate investment accounts of other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans. It is possible that, in the future, it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of other companies to invest simultaneously in the Portfolios. Currently, neither we nor the Portfolios foresee any such disadvantages to variable life insurance owners or variable annuity owners. The Portfolios must monitor events to identify material conflicts between such owners and determine what action, if any, should be taken. In addition, if we believe a Portfolio’s response to any of those events or conflicts insufficiently protects contract Owners, we will take appropriate action. For more information about the risks associated with the use of the same funding vehicle for both variable annuity contracts and variable life insurance policies of various insurance companies and/or qualified retirement plans, see the prospectuses of the Portfolios that are available upon request if they do not accompany this prospectus.
The investment performance for the Portfolios may differ substantially from publicly traded mutual funds with similar names and objectives. There can be no assurance, and we make no representation that the investment performance of the Portfolios will be comparable to any other Portfolio, even those with the same investment objectives and policies and advisor or manager. Certain Portfolios available through the contract have names similar to funds not available through the contract. The performance of a fund not available through the contract does not indicate performance of a similarly named Portfolio available through the contract. Differences in fund size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.
COMPENSATION WE RECEIVE FROM PORTFOLIOS
We have agreements with each of the Portfolio advisors or their affiliates that describe the administrative practices and responsibilities of the parties. We receive compensation from some or all of the Portfolios or their investment advisors, administrators, and/or distributors (or their affiliates) in connection with administrative or other services provided with respect to the Portfolios. We may use this compensation for any purpose, including paying expenses that we incur in promoting, issuing, distributing and administering the contract. We also receive this compensation for providing services to contract Owners invested in the Portfolios on behalf of the Portfolios. The amounts we receive, if any, may be different for different Portfolios, and usually depend on how much we have invested in the applicable Portfolio. The compensation amount is

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typically determined by multiplying a specified annual percentage rate by the average net assets held in that Portfolio for the variable annuity contracts and variable life insurance policies issued by us that offer that particular Portfolio. Currently, the maximum percentage rate we receive for any Portfolio offered under this contract is 0.30%. Some advisors may pay us less; some do not pay us any such compensation.
The compensation we receive is paid by the advisor or its affiliate out of profits which may include fees the advisor deducted from fund assets or from the advisor’s (or its affiliate’s) other sources of revenue. You will bear the costs of these fees indirectly through your investment in the Sub-accounts that invest in these Portfolios. You may obtain a list of such fees that we receive by contacting us at our Account Maintenance address. The compensation that we receive may be significant and we may profit from this compensation.
In addition, some of the Portfolios may make payments to us or our affiliates pursuant to a distribution and/or servicing plan adopted by the Portfolio pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fees are for distribution and/or servicing that we perform on behalf of the Portfolios. Such distribution and/or servicing fee is disclosed in the prospectus for each Portfolio and is paid directly out of Portfolio assets. Currently, the maximum percentage rate we receive for any Portfolio is 0.25%. Some advisors may pay us less; some do not pay us any such compensation.
When determining which Portfolios to offer in our variable contracts, we consider the Portfolios’ name recognition, investment objective, performance, and reputation. We also consider the amount of compensation that we receive from the Portfolios, their advisors, or their distributors. We review our Portfolios periodically. Based upon our review, we may remove or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to a Portfolio if the Portfolio no longer meets one or more of the criteria. We do not recommend any particular Portfolio, and we do not provide investment advice.
Although the compensation we receive may be used indirectly for distribution of the contracts, compensation for selling the contracts is set by Symetra Life and paid directly by us to the broker-dealer selling you this contract. See “Section 9 - Other Information” for information regarding the selling compensation we pay for sales of the contracts.
CHANGES TO THE INVESTMENT OPTIONS
We reserve the right to add, combine, restrict, or remove any Sub-account as an investment option under your contract. If any shares of the Sub-accounts are no longer available, or if in our view no longer meet the purpose of the contract, it may be necessary to substitute shares of another Sub-account. New or substitute Sub-accounts may have different fees and expenses and their availability may be limited to certain classes of purchasers. It may also be necessary to close Sub-accounts to allocations of new Purchase Payments by existing or new contract Owners and we reserve the right to do so at any time and in our discretion. We further reserve the right to restrict or remove the Symetra Fixed Account as an investment option available under the contract. We will seek prior approval of the SEC (to the extent required by law) and give you notice before making any changes to the investment options.
AVAILABILITY OF THE SUB-ACCOUNTS
Certain Sub-accounts are closed to new investors and only available to contract Owners who have been continuously invested in them as of a certain date. Once a contract Owner has transferred the entire value out of one of these closed Sub-accounts, the Sub-account is no longer available to the contract Owner for investment.
VOTING RIGHTS
We are the legal owner of the Portfolios’ shares. However, when a Portfolio solicits proxies in connection with a shareholder vote, we are required to ask you for instructions as to how to vote those shares. The Portfolio shares are voted in accordance with the instructions we receive from you. We vote Portfolio shares for which no timely instructions are received in proportion to the voting instructions that are received with respect to that Portfolio. For this reason, a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.
You have no voting rights with respect to values in the Symetra Fixed Account.
SYMETRA FIXED ACCOUNT
The contract also offers a fixed account which credits interest rates that are set and guaranteed by Symetra Life. At the time you purchase the contract, you can choose to allocate your Purchase Payment to any of the following Initial Guaranteed Interest Periods: 1-year, 3-year and 5-year. Different interest rates may apply to each of the initial guaranteed periods. A minimum Purchase Payment of $1,000 is necessary for the 3- and 5-year Initial Guaranteed Interest Periods. Only initial Purchase Payments may be made to the 3-year and 5-year Initial Guaranteed Interest Periods.

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Each Purchase Payment will be credited with the interest rate established for the date that we receive the Purchase Payment. This rate will apply to the Purchase Payment on the date we receive it and continue for the guaranteed period chosen. If you make additional Purchase Payments to the 1-year Initial Guaranteed Interest Period, each will be credited with the applicable interest rate from the date we receive it to the end of the guaranteed period.
Once the guaranteed period is over, we can adjust the interest rate. Adjusted rates will apply to Purchase Payments and their credited interest for at least 12 months, when the rate can be adjusted again.
In the first Contract Year, additional interest will be credited to Purchase Payments allocated to the Symetra Fixed Account if the initial Purchase Payment is greater than $100,000. If you make additional Purchase Payments, each will be credited with the applicable additional interest from the date we receive it to the end of the first Contract Year. If a Purchase Payment brings the total Purchase Payments to an amount greater than $100,000, the additional interest will be credited from the date we receive that Purchase Payment to the end of the first Contract Year.
Different interest rates may apply to each of your Purchase Payments depending on the interest rate established for the date we receive the Purchase Payment and any subsequent rate adjustments. Annual effective interest rates will never be less than the rate guaranteed in your contract or state non-forfeiture law at the time we issue the contract. You bear the risk that they will never be greater than the guaranteed amount. We reserve the right to change the guaranteed minimum interest rate for newly issued contracts subject to applicable state law.
Payments from the Symetra Fixed Account are also subject to minimum amounts required by state law. These minimum amounts only apply upon annuitization from the Symetra Fixed Account, payment of a death benefit upon death of the Owner, or a total withdrawal from the Symetra Fixed Account. We guarantee that if one of these events occurs, then the proceeds from the Fixed Account (the amount applied to annuity payments or paid for a total withdrawal or death benefit) will be at least equal to the minimums required by state law. If necessary to meet this minimum, charges will be waived.
For more information regarding the Symetra Fixed Account, please see your contract. For more information regarding the limitations on transfers to and from the Symetra Fixed Account, please see below “Section 4 - Transfers Among Sub-accounts and the Symetra Fixed Account.”

TRANSFERS AMONG SUB-ACCOUNTS AND THE SYMETRA FIXED ACCOUNT
During the Accumulation Phase you can transfer money among the Sub-accounts and the Symetra Fixed Account 12 times per Contract Year free of a transfer charge. We measure a Contract Year from the anniversary of your Contract Date. Each additional transfer in a Contract Year may have a charge of $10 or 2% of the amount transferred whichever is less.
The minimum amount you can transfer out of any investment option at one time is $500, or the entire value of the investment option if less. If a transfer will result in the remaining balance in an investment option being less than $500, you must transfer the entire amount out of the investment option. The minimum you can transfer into any investment option is $50. In addition to this $500 minimum, transfers out of the Symetra Fixed Account are limited to a maximum of 10% of the Symetra Fixed Account value per Contract Year. We may waive this 10% limitation upon written notice to you. If we waive it, we reserve the right to reinstate the 10% limitation upon written notice. We determine whether you have transferred more than 10% of the Symetra Fixed Account value at the time of the transfer. If you make more than one transfer from the Symetra Fixed Account in a Contract Year, the amounts of all previous transfers from the Symetra Fixed Account in the Contract Year are subtracted from the current 10% amount to determine the amount available for transfer.
Transfer requests received by us with all information we need to process the request will be effective and valued as of the next close of the NYSE. This is usually 4:00 p.m. Eastern Time. If for any reason the NYSE is closed when we receive your transfer request, it will be valued as of the close of the NYSE on its next regular Business Day.
TRANSFER TRANSACTIONS AVAILABLE
We may accept transfers by signed written request or at our discretion, by telephone, or, if available, electronically by the Internet. Each transfer must identify:

•	your contract;

•	the amount of the transfer; and

•	which investment options are affected.
We cannot process your transfer request until we have received the request at our Account Maintenance address. Transfer requests received by us with all the information we need to process the request will be effective and valued as of the next close

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of the NYSE. This is usually 4:00 p.m. Eastern Time. If for any reason the NYSE is closed when we receive your transfer request, it will be valued as of the close of the NYSE on its next Business Day.
Transfers by telephone will be accepted if we have properly signed authorization on record. You may authorize someone else to make transfers by telephone on your behalf. Symetra Life will not be liable for any failure to question or challenge such request for transfer as long as there is a valid signed authorization on record at Symetra Life.

Transfers by Internet will be accepted if you provide us with certain identification information, including a personal identification number (“PIN”). However, we do not accept transfer requests sent by e-mail. Transfer instructions you send electronically through the Internet are considered to be received by us at the time and date stated on the electronic acknowledgment we return to you. If you do not receive an electronic acknowledgment, you should telephone us as soon as possible.
Although we use reasonable procedures, including recording all telephone instructions and requiring certain personal information to prevent unauthorized account access, we cannot assure you that telephone or Internet activity will be completely secure or free of delays or malfunctions. If you choose to make transfers by telephone or Internet, you must be willing to assume the risk of loss that may occur despite our reasonable efforts to verify identity. We are not responsible for the negligence or wrongful acts of third parties.
We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe weather emergencies, or there may be interruptions in telephone service beyond our control. Moreover, if the volume of calls is unusually high, we may not have someone immediately available to receive your order.
Likewise, we cannot guarantee that online transactions processed via the Internet will always be possible. Telephone and computer systems, whether yours, your Internet service provider’s, your Symetra Life registered representative’s, or Symetra Life’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request.
You also should protect your PIN because self-service options will be available to anyone who provides your PIN. We will not be able to verify that the person using your PIN and providing instructions is you or a person authorized by you.
We reserve the right to modify, suspend, or terminate transfer privileges at any time for some or all contract Owners. In addition, if we receive a transfer request that is to be allocated to the Symetra Fixed Account and we are not able to invest the money such that we can credit at least the minimum guaranteed interest rate, we reserve the right to reject the portion of the transfer request that was to be allocated to the Symetra Fixed Account.
SCHEDULED TRANSFERS
During the Accumulation Phase, you can choose among several investment strategies that are available at no charge. We refer to any transfer made using these strategies as “scheduled transfers” and they will not count against your 12 free transfers. We may impose restrictions on the number of scheduled transfers that can be initiated during each Contract Year or on the investment options available for scheduled transfers. If such restriction is imposed or we change the Sub-accounts available, we will notify you in writing. Once started, dollar cost averaging and appreciation or interest sweep scheduled transfers will continue until you instruct us to stop or all money has been transferred out of the investment option designated as the source of the scheduled transfer. If you make a transfer or withdrawal outside of either the dollar cost averaging or appreciation or interest sweep strategy and that transfer or withdrawal is from the investment option you have designated as the source for these strategies, your scheduled transfers will stop. Scheduled transfers will not count against your 12 free transfers and are available at no charge.
Dollar Cost Averaging.  This strategy is designed to achieve a lower average cost per unit over time. It does not assure a profit or protect against a loss. Investing should continue at a consistent level in both market ups and downs. You can systematically transfer set amounts of at least $50 each month or quarter from any Sub-account or the Symetra Fixed Account to any of the other Sub-accounts. If you choose to transfer amounts among more than one Sub-account, transfers into each Sub-account must be at least $50. If a transfer will result in the remaining balance in a Sub-account being less than $500, you must transfer the entire amount out of the Sub-account.
Dollar cost averaging transfers from the Symetra Fixed Account are limited to 4% per quarter (1.33% monthly) of your value in the Symetra Fixed Account as of the date of the initial transfer. By choosing to have the transfer limit recalculated annually, the limit is raised to 4.5% per quarter (1.5% monthly). There are no percentage limits on transfers out of the Sub-accounts.

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Appreciation or Interest Sweep.   If your Contract Value is at least $10,000, you can instruct us to automatically transfer earnings up to 10% each Contract Year from the Fidelity VIP Government Money Market Portfolio and earned interest up to 10% from the Symetra Fixed Account to the other Sub-accounts monthly, quarterly, or annually. Appreciation or interest sweep cannot be used to transfer money to the Symetra Fixed Account or to the Fidelity VIP Government Money Market Portfolio.
Sub-account Rebalancing.  After your money has been invested, the investment performance of the Sub-accounts may cause the percentage in each Sub-account to change from your original allocations. If your Contract Value is at least $10,000, you can instruct us to adjust your investment in the Sub-accounts to maintain a predetermined mix quarterly, semi-annually, or annually. Sub-account rebalancing can be used with dollar cost averaging and appreciation or interest sweep; however, it is not available for the Symetra Fixed Account. The $10,000 minimum Contract Value requirement is waived if a Symetra Life approved asset allocation program is available and used for Sub-account rebalancing.

LIMITS ON EXCESSIVE TRANSFERS AND MARKET TIMING ACTIVITY
Effects of Excessive Transfers and Market Timing Activity.  The contract and the Portfolios are not designed for excessive short term trading or professional market timing, or for organizations or other persons that make large, or frequent transfers. Frequent transfers between and among the Sub-accounts may be disruptive to Portfolio management strategies by causing forced and unplanned Portfolio turnover, and increased trading and transaction costs. In addition, these activities may require a Portfolio to maintain liquid assets rather than investing them for growth, resulting in lost opportunity costs that must be indirectly borne by contract owners. These disruptive activities may increase expenses and adversely affect Portfolio performance, thereby negatively impacting long-term contract owners.
Detection and Deterrence.  Symetra Life discourages and does not accommodate frequent transfers or market timing activity. Due to the potential adverse consequences to contract Owners, Portfolios, Portfolio shareholders, and the Separate Account, we have established certain policies and procedures to aid us in detecting and deterring contract Owners that may be engaging in frequent trading and/or market timing activities. These policies and procedures may restrict or eliminate the right to make transfers among Sub-accounts if such trades are executed by you, a market timing firm or other third party authorized to initiate transfers or exchange transactions on your behalf.
In general, our market timing procedures detect market timing by identifying transfer activity in which the transfers exceed a certain dollar amount and a certain number of transfers involving the same Sub-accounts within a specific time period. We regularly review transaction reports in an attempt to identify transfers that exceed our established parameters. We do not include Symetra Life approved investment strategies such as dollar-cost averaging, Sub-account rebalancing, and other approved systematic transactions, such as asset allocation programs, if available, when monitoring for market timing.
In general, we monitor for "roundtrip" transfers of the same Sub-account within a thirty-day period. We also monitor for “inter-Sub-account” transfers between any two Sub-accounts within a sixty-day period. The following transactions will generally be reviewed for market timing activity:

•	Any two roundtrip transfers in any rolling ninety-day period; and

•	Any four inter-Sub-account transfers occurring within a sixty-day period.

We will particularly scrutinize transactions involving those Sub-accounts that are subject to abuse by market timing strategies, such as those Portfolios that have an international investment profile. For example, if you transfer from American Century VP International Fund to Fidelity VIP Government Money Market Portfolio followed by a transfer from Fidelity VIP Government Money Market Portfolio to American Century VP International Fund within ten Business Days, we may conclude that you are engaging in market timing. We may aggregate transfers made in two or more contracts that we believe are connected in applying the procedures we employ to deter market timing.
In addition, our procedures include reviewing trading volumes every day in each Sub-account offered in your contract. We will note large or unusual trading volumes and determine if a pattern of frequent transfers is being made in particular Sub-accounts by particular contract Owners.
If we conclude that market timing or other disruptive trading patterns are being transacted by you, we will limit you to one transfer in each 30-day period starting from the date of the transfer that we determined was a market timing transfer and continuing for six months thereafter. If, after the six-month limitation is lifted, the market timing activity resumes, we will limit you to one transfer in each 30-day period starting from the date of the transfer that we determined was a market timing transfer and continuing for twelve months thereafter. In addition, we will require you to submit transfer requests via U.S. mail during

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that 12-month period. If transfer instructions are inadvertently accepted from you after you have been identified as a market timer, we will reverse the transaction within one to two Business Days.
In our sole discretion, we may revise our procedures at any time without prior notice to better detect and deter market timing or other disruptive trading to comply with regulatory requirements and/or to impose additional or alternate restrictions such as imposing dollar or percentage limits on transfers or requiring transfers be submitted via U.S. mail. If we modify our procedures, they will be applied uniformly to all contract Owners.
If a transfer request is rejected or your transfer privileges have been restricted for any reason, we will attempt to inform you or your authorized agent by phone the next Business Day. If we do not succeed in reaching you or your authorized agent by phone, we will send a letter to your address of record. Our policies regarding transfer restrictions and rejections are applied uniformly, and we do not make exceptions for particular contract Owners.
We will use our best efforts to prevent market timing and other abusive trading practices, but the determination of whether market timing is occurring is subjective. We may not be able to detect all market timers or short term traders, and we may not be able to prevent transfers by those we do detect. In addition, the terms of the contract may also limit our ability to restrict or deter harmful transfers. If we are unable to detect or prevent market timing, the effect of such market timing may result in additional transaction costs for the Portfolios and dilution of long-term Sub-account owners’ returns. Thus, your Contract Value may be lower due to lower returns in your Sub-account investments.
Underlying Portfolio Frequent Trading Policies.  The Portfolio managers to whom we submit purchase and redemption orders may also detect large or unusual patterns of trades submitted by us on behalf of all our variable annuity contract owners and variable life policy owners. Those Portfolio managers may require us to investigate whether any of our contract owners are engaged in market timing or other similar activity and to cooperate with them to discourage such activity. If the Portfolio managers believe you are engaged in market timing activity they may block you from making transfers or purchases to their Portfolios. In addition, federal regulations may require us to provide individual transaction and contract Owner information to the Portfolio managers when requested.
The Portfolios to which we submit purchase and redemption orders may adopt unique policies and procedures designed to deter excessive trading or market timing. Those policies and procedures, when applicable, are described in the prospectuses for each of the Portfolios available for investment by you. We have entered into a written agreement, as required by SEC regulation, with each underlying Portfolio or its principal underwriter. These agreements obligate us to promptly provide to the underlying Portfolio upon request certain information about the trading activity of individual contract owners. The Portfolios may require us to execute their instructions to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading policies established by the underlying Portfolio.
In cases of large or frequent transfers, the Portfolio managers or Symetra Life may reject trades that are determined to be detrimental to other Portfolio shareholders or violate the Portfolios’ policies and procedures. Therefore, we reserve the right to reject, without prior notice, any transfer request to a Sub-account if the Portfolio manager rejects such trade or the trade violates a Portfolio’s policies and procedures. If a Portfolio refuses to accept a transfer request we have already processed, we will reverse the transaction within one to two Business Days. We will notify you or your authorized agent in writing or by phone if your transfer has been rejected or reversed. We further reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying Portfolio. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading. You should read the prospectus of each Portfolio for more information about its ability to refuse or restrict purchases or redemptions of its shares and to impose redemption fees.
Omnibus Order.  Contract Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the underlying Portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable contracts. The omnibus nature of these orders may limit the underlying Portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying Portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying Portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage frequent transfer activity, it will affect other owners of underlying Portfolio shares, as well as the owners of all of the variable annuity contracts (or variable life policies), including ours, whose variable investment options correspond to the affected underlying Portfolios. In addition, if an underlying Portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in frequent transfer activity, the underlying Portfolio may reject the entire omnibus order

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and thereby delay or prevent us from implementing your request. If an underlying Portfolio rejects an omnibus order, we will notify you of the actions taken that affect your request.

5. CHARGES AND EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:
INSURANCE CHARGES
Each day we make deductions for our insurance charges. We do this as part of our calculation of the value of Accumulation Units and Annuity Units. Insurance charges include the mortality and expense risk charge and the asset related administration charge and the optional benefit charges described below.
Mortality and Expense Risk Charge.  This charge is equal, on an annual basis, to 1.25% of the average daily net assets of each Sub-account you are invested in. This charge compensates us for the mortality and expense risks we have under all Spinnaker contracts. Our mortality risk arises from our obligations to make annuity payments for the life of the Annuitant and to pay death benefits prior to the Annuity Date. Our expense risks under the contracts include the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then we will bear the loss. If the charges are more than sufficient, we will retain the excess and may use it for any purpose, including additional distribution expenses. We expect to profit from this charge. The rate of the mortality and expense risk charge will not be increased for the life of the contract.
Asset Related Administration Charge.  This charge is equal, on an annual basis, to 0.15% of the average daily net assets of each Sub-account. Since this charge is an asset-based charge, the amount of the charge associated with your particular contract may have no relationship to the administrative costs actually incurred. This charge, together with the annual administration maintenance charge (see below), is for all the expenses associated with contract administration. Some of these expenses are: preparation of the contract; confirmations and statements; maintenance of contract records; personnel costs; legal and accounting fees; filing fees; and computer and system costs. If this charge and the annual administration maintenance charge are not enough to cover the costs of the contract in the future, we will bear the loss. The rate of the asset related administration charge will not be increased for the life of the contract.
OPTIONAL BENEFIT CHARGES
If your contract was purchased between April 30, 2004 and April 30, 2010, you may have elected optional benefits which require additional charges. Those optional benefits are GMDB-Annual Reset and EEB.
Guaranteed Minimum Death Benefit - Annual Reset.   If you elected the GMDB - Annual Reset rider, we will deduct an additional charge which is equal, on an annual basis, to 0.20% of the average daily net assets of each Sub-account you are invested in. This charge is for the cost and risk associated with offering the GMDB - Annual Reset rider. We stop deducting this charge on the date you switch to the Income Phase or when the death benefit is paid, whichever occurs first. GMDB - Annual Reset was only available for non-qualified contracts, IRAs, and Roth IRAs. This benefit was available only between April 30, 2004 and April 30, 2010 and its election is irrevocable.
Earnings Enhancement Benefit.   If you elected the EEB rider, we will deduct an additional charge which is equal, on an annual basis, to 0.15% of the average daily net assets of each Sub-account and the Symetra Fixed Account. The charge is for the cost and risk associated with offering the EEB option. We stop deducting this charge on the date you switch to the Income Phase or when the death benefit is paid, whichever occurs first. EEB was only available for non-qualified contracts. This benefit was available only between April 30, 2004 and April 30, 2010 and its election is irrevocable.
ANNUAL ADMINISTRATION MAINTENANCE CHARGE
During the Accumulation Phase we will deduct a $30 annual administration maintenance charge from your contract on the last day of each Contract Year and if you withdraw the entire Contract Value. This charge is for administrative expenses and may be changed but may never exceed $50 per Contract Year. If your contract was purchased in 2005 or earlier, the maximum charge may be $35 per Contract Year. Please see your contract for more information. We will not deduct this charge if your Contract Value is at least $50,000 when the deduction is to be made.
During the Income Phase we will not deduct this charge unless you have chosen Payments Based on a Number of Years as your annuity option and your Contract Value was less than $50,000 when annuity payments began.

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LOAN INTEREST RATES
The loan interest spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to your loan amount. This results in a net loan interest rate of 2.5% of the loan amount.
CONTINGENT DEFERRED SALES CHARGE
A contingent deferred sales charge may be assessed on withdrawals, including partial withdrawals, in excess of your free withdrawal amount that is described under “Section 7 - Access to Your Money.” This charge is for expenses incurred in connection with the promotion, sale, and distribution of the contracts. If the contingent deferred sales charge is insufficient, excess amounts resulting from the mortality and expense risk charge may be used to recover these expenses.
The contract bases the contingent deferred sales charge on the age of your contract, not on the length of time each Purchase Payment is in your contract. Subsequent Purchase Payments do not begin a new contingent deferred sales charge period. The contingent deferred sales charge (“CDSC” in the table below) is stated as a percentage of the amount withdrawn. It starts at 8% in the first Contract Year and declines one percent each Contract Year as follows:

Contract Year	1	2	3	4	5	6	7	8	9+
CDSC	8%	7%	6%	5%	4%	3%	2%	1%	0%
Unless you tell us otherwise, when you make a partial withdrawal the contingent deferred sales charge is deducted from the remaining Contract Value.
We will not assess the contingent deferred sales charge for:

•	annuity payments;

•	repetitive withdrawals taken over life expectancy;

•	eligible healthcare confinement withdrawals;

•	death benefits; and

•	premium taxes.
We eliminate the contingent deferred sales charge for individual retirement annuity contracts purchased with rollovers of $1,000 or more from employer-sponsored plans that own group variable annuities issued by us. We may reduce or eliminate the amount of the contingent deferred sales charge when the contract is sold under other circumstances which reduce our sales expense. See “Section 9 - Other Information.”
FREE WITHDRAWAL AMOUNT
Your contract has a free withdrawal amount. There is no contingent deferred sales charge on the first 10% of your Contract Value withdrawn in a Contract Year. We determine whether you have withdrawn more than 10% of the Contract Value at the time of withdrawal. If you take more than one withdrawal in a Contract Year, all previous withdrawals in the Contract Year are added to the current Contract Value to determine whether more than 10% of the Contract Value has been withdrawn in that year. In addition, there is no withdrawal charge on the first withdrawal you make in a Contract Year, but the contingent deferred sales charge may apply.
WAIVER OF SURRENDER CHARGES UPON HEALTHCARE CONFINEMENT
If approved in your state, there is no contingent deferred sales charge on withdrawals you make while you are confined in an eligible healthcare facility or within 60 days after your release. In order to be eligible for this waiver, we must receive proof that your confinement has continued for 30 or more consecutive days (60 or more consecutive days for contracts issued prior to April 30, 2004, if approved in your state) and that your confinement began after your Contract Date. If you are confined to a healthcare facility on the Contract Date, you are not eligible for this waiver of contingent deferred sales charges until after the first Contract Year. Please see your contract for more information.
WITHDRAWAL CHARGE
We may deduct a separate withdrawal charge equal to $25 or 2% of the amount withdrawn whichever is less, for each withdrawal after the first withdrawal in a Contract Year. Unless you tell us otherwise, this charge is deducted from the remaining Contract Value.
We will not deduct this charge for annuity payments, repetitive withdrawals, or if you withdraw the entire Contract Value. See “Section 7 - Access To Your Money” for a discussion of repetitive withdrawals.

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TRANSFER CHARGE
You can make 12 free transfers every Contract Year. If you make more than 12 transfers in a Contract Year, we may deduct a transfer charge equal to $10 or 2% of the amount that is transferred whichever is less. The transfer charge is deducted from the Sub-account that you transfer your funds from. If you transfer the entire balance from an investment option, the transfer fee is deducted from the amount transferred.
If the transfer is part of dollar cost averaging, appreciation sweep, interest sweep, or Sub-account rebalancing, it will not be counted as part of your 12 free transfers.
PREMIUM TAXES
States and other governmental entities (e.g., municipalities) may charge premium taxes. These taxes generally range from 0% to 3.5%, depending on the state, and are subject to change. Some states charge for these taxes at the time each Purchase Payment is made. In this case, Purchase Payments, as discussed in this prospectus, may reflect a deduction for the premium tax. Other states charge for these taxes when annuity payments begin. We may make a deduction from your contract for the payment of the premium taxes assessed in connection with your contract as stated in your contract.

INCOME OR OTHER TAXES
Currently we do not pay income or other taxes on earnings attributable to your contract. However, if we ever incur such taxes, we reserve the right to deduct them from your contract. If we choose to deduct these income or other taxes, we will notify you in writing.
PORTFOLIO EXPENSES
There are deductions from and expenses paid out of the assets of the various Portfolios for investment management fees and other operating expenses the Portfolios incur. These expenses are summarized in the fee table of this prospectus. For more detailed information, you should refer to the Portfolio prospectuses, which, if not accompanying this prospectus, are available upon request.

6. TAXES

This section and additional information in the SAI discuss how federal income tax applies to annuities in general. This information is not complete and is not intended as tax advice. Tax laws and their interpretations are complex and subject to change. No attempt is made to discuss state or other tax laws. Symetra Life does not guarantee the tax treatment of any contract or any transaction involving a contract. You should consult a competent tax advisor about your individual circumstances.
ANNUITY CONTRACTS IN GENERAL
Under the Code, you generally do not pay tax on contract earnings until received. Different tax rules apply to Purchase Payments and distributions depending on how you take money out and whether your contract is qualified or non-qualified.
Earnings for corporate owned contracts and other contracts not owned for the benefit of natural persons are generally taxed as ordinary income in the current year. Exceptions may apply. For example, contracts by a trust which holds the contract as an agent for a natural person, contracts held for non-qualified deferred compensation arrangements, and contracts held for qualified retirement plans may be able to defer tax on earnings until money is withdrawn from the contract.
DEATH BENEFITS
Neither of the optional death benefits paid under the contract to the Beneficiary will be tax-exempt life insurance benefits. The rules governing taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as lump sum or annuity payments. Estate or gift taxes may also apply.
QUALIFIED CONTRACTS
Contracts purchased as an IRA, Roth IRA, TSA, Roth TSA, 457, or other retirement plan, are referred to as qualified contracts because they are qualified under the Code to provide tax deferral for retirement purposes. You do not have to purchase an annuity contract to qualify for the tax deferral offered by these retirement plans. There may be other investment vehicles that can be purchased for your retirement plan. However, an annuity contract has features and benefits other than tax deferral that may make it an appropriate investment for your retirement plan. If the contract is purchased as part of your employer’s retirement plan, we are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (“ERISA”). You should consult your tax advisor regarding these features and benefits before you buy a qualified contract.

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Qualified contracts are subject to special rules and limits on Purchase Payments and distributions that vary according to the type of retirement plan. Ineligible or excess contributions to certain retirement plans can result in substantial penalties and possible loss of the contract’s or retirement plan’s qualified status. Tax penalties of 10% or more, may apply to certain distributions; for example if you are under age 59 1/2 and not disabled as defined by the Code.
You may be able to make a direct transfer or rollover from other qualified plans and contracts to this contract. If certain requirements are met, you may be able to transfer amounts in your contract to another eligible retirement plan or IRA.
Generally, qualified contracts (except for Roth IRAs) are subject to required minimum distributions. For TSAs and 457 plans you must begin receiving required minimum distributions no later than April 1 of the year following the latter of attainment of age 70 1/2 or the date you sever employment with the employer sponsoring the plan. For IRAs, you must begin receiving required minimum distributions by April 1 of the year following the year in which you reach age 70 1/2. There may be substantial penalties if you fail to take required minimum distributions. Distributions from a Roth IRA may be deferred until the death of the Owner.
A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. SEP IRAs and SIMPLE IRAs are subject to different rules.
Furthermore, under final regulations issued by the Internal Revenue Service (“IRS”), the value of “other benefits” provided under qualified annuity contracts are included for purposes of calculating required minimum distributions. These other benefits include the value of any guaranteed minimum death benefits provided under your contract. These benefits will be considered in calculating required minimum distributions and do impact the amount of your required minimum distribution. If you are purchasing a qualified contract, you should consult a tax advisor.
To the extent Purchase Payments have a zero cost basis (were made with pre-tax dollars), distributions will be taxed as ordinary income. Under some circumstances, you may be able to make “after-tax” Purchase Payments and distributions will be allocated between the "after-tax" payments and earnings and only the portion representing earnings will be taxed. In some cases, you must satisfy retirement plan or Code requirements before you take money out. For example, the Code restricts certain withdrawals from TSAs.
When this contract is issued in connection with a qualified plan, we will amend the contract as necessary to conform to the requirements of the plan. However, you are cautioned that the rights of any person to benefits under the retirement plan may be subject to the terms and conditions of the plans, regardless of the terms and conditions of the contract. In addition, we will not be bound by the terms and conditions of a retirement plan to the extent such terms and conditions contradict the contract, unless we consent.
TAX SHELTERED ANNUITIES - 403(b) CONTRACTS
TSAs are available to eligible employees of public school systems and organizations that are tax exempt under Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includable in the gross income of the employees until the employees receive distributions from the contracts. Effective on January 1, 2009, Department of Treasury 403(b) regulations went into effect. The regulations generally require employers offering 403(b) plans to maintain those plans pursuant to a written plan document and to coordinate administration of the plans. Depending on the employer’s written plan, there may be restrictions on the availability of loans, distributions, transfers and exchanges. Purchase Payments made on a contract may be subject to FICA (social security) tax.
If your contract is issued pursuant to a 403(b) plan, we generally are required to confirm with your 403(b) plan sponsor that your Purchase Payments to, or surrender, withdrawals, transfers or loans from your contract comply with applicable tax requirements before we process those transactions and to decline Purchase Payments or requests that are not in compliance. These transactions cannot be processed until all information required under the tax law is received. By directing Purchase Payments to the contract or requesting any one of these payments, you consent to the sharing of confidential information about you, the contract, and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
As a general matter, all contracts that have received plan contributions after 2004 are required to be included in the 403(b) written plan and subject to your employer’s administration. The rules are complex, and this discussion is not intended as tax advice. The IRS continues to issue guidance and clarification regarding the rules. Some rules may be subject to different interpretations. You should consult your own tax advisor or your employer to discuss the regulations.

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WITHDRAWALS FROM ROTH IRAS AND ROTH TSAS
Qualified distributions from Roth IRA and Roth TSA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA or Roth TSA for at least five years and, in addition, that the distribution is made after the individual reaches age 59 1/2, on account of the individual’s death or disability, or, for Roth IRAs only, as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.
WITHDRAWALS FOR INVESTMENT ADVISOR FEES
Withdrawals from non-qualified contracts for the payment of investment advisor fees will be considered taxable distributions from the contract. The IRS has held, however, that the payment of investment advisor fees from a tax-qualified contract need not be considered a distribution for income tax purposes if certain requirements are met. You should consult a competent tax advisor for details.
OPTIONAL BENEFIT RIDERS - NON-QUALIFIED CONTRACTS
It is possible that the IRS may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the contract.
NON-QUALIFIED CONTRACTS
Contracts purchased with after-tax money and not part of an IRA, Roth IRA, TSA, Roth TSA, 457, or other retirement plan, are referred to as non-qualified contracts and receive different tax treatment than qualified contracts. Individuals may purchase non-qualified annuity contracts without any Purchase Payment limits imposed under the Code. Your cost basis equals the total amount of the after-tax Purchase Payments remaining in the contract. Under the Code, you generally do not pay tax on Contract earnings until received.
The Code generally treats distributions as coming first from earnings (also referred to in the Code as “income on the contract”) and then from Purchase Payments. If the Contract Value exceeds the aggregate Purchase Payments made to the Contract, any amount withdrawn will generally be treated as coming first from earnings (also referred to in the Code as “income on the contract”) and then, only after the income portion is exhausted, as coming from Purchase Payments. Full surrenders are treated as taxable income to the extent the amount received exceeds the investment in the Contract.
Non-qualified deferred annuity contracts issued by the same insurer to the same Owner in the same year are treated as one contract for tax purposes. Distributions from non-qualified contracts are taxed as ordinary income to the extent they are attributable to earnings. Since you have already been taxed on the cost basis, distributions attributable to Purchase Payments are generally not taxed.
Under Revenue Ruling 61-201, an ordinary loss deduction may be available upon the full surrender of a contract if the proceeds of the surrender are less than the investment in the Contract. However, the deduction will be subject to the limitation on itemized deductions. You should consult your tax advisor before deducting any loss resulting from the surrender of a non-qualified annuity contract.
In addition to ordinary income tax, withdrawals from the contract may be subject to a ten percent (10%) penalty applied to the income portion of any premature withdrawals. The penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; or (e) which are allocable to Purchase Payments made prior to August 14, 1982. With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.
If the contract’s Income Phase occurs at a time when the Annuitant has reached an advanced age (e.g., past age 95), it is possible that the contract would not be treated as an annuity for federal income tax purposes. In that event, gains under the contract could be currently includable in your income.
DISTRIBUTIONS AT DEATH
In order to be treated as an annuity contract for tax purposes, a non-qualified contract must provide that:

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1.
If the Owner dies before annuity payments begin, the entire interest in the Contract must be distributed within five years after the date of the Owner’s death. If payable to a designated beneficiary, the distributions must be paid over the life or life expectancy of that designated beneficiary, so long as the payouts begin within one year of the Owner’s death. If the sole designated beneficiary is the spouse of the Owner, the Contract may be continued in the name of the spouse as Owner; or

2.
If the Owner dies on or after annuity payments begin, the remainder of any interest in the Contract must be distributed at least as rapidly as that provided for in the method in effect on the date of death.

If the Owner is not a natural person, then for purposes of these distribution rules, the Primary Annuitant is considered the Owner. In addition, when the Owner is not a natural person, a change in the Annuitant is treated as the death of the Owner.
TAXATION OF ANNUITY PAYMENTS
Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your after-tax investment in the contract. For qualified contracts, the after-tax investment may be zero. The exclusion ratio is determined when annuity payments start. It is applied to each annuity payment over the expected stream of annuity payments, so that each annuity payment is taxable in part and tax-free in part. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.
EFFECT OF CIVIL UNIONS AND DOMESTIC PARTNERSHIPS
For non-qualified and qualified annuities, there may be certain distribution options or elections available under federal tax law to beneficiaries who are “spouses” as defined under federal tax law. For federal tax law purposes, a "spouse" is a person recognized as a "spouse" in the state where the couple was legally married. The term does not include a party to a registered domestic partnership, civil union, or similar formal relationship recognized under state law that is not denominated a marriage under the state's law. Accordingly, these same options are not available to surviving beneficiaries who are “civil union partners,” “domestic partners” or other similar relationships as recognized under the laws of certain states. The administration of spousal rights and the related tax reporting for the contract will be done in a manner consistent with federal tax law requirements. The rights and benefits of civil union, domestic partnerships and other similar relationships under federal law are complex. Therefore, you should contact your legal advisor to discuss the availability of options and elections available to your surviving partner.
EXCHANGES
From time to time we may offer programs under which certain variable annuity contracts previously issued by us may be exchanged for the contracts offered by this prospectus. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax advisor. Generally you can exchange one non-qualified contract for another in a tax-free exchange under Section 1035 of the Code. In addition, if your contract is a qualified contract, then it will generally qualify as a tax free rollover or transfer.
Beginning in 2015, you can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. The limit will apply by aggregating all of your IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. Trustee-to-trustee transfers between IRAs and rollovers from traditional to Roth IRAs are not limited.
If you exchange part of an existing contract for this contract, and within 180 days of the exchange you receive a payment (e.g., you make a withdrawal) from either contract, the exchange may not be treated as a tax-free exchange. Rather, the exchange may be treated as if you had made a taxable withdrawal from the existing contract and then purchased this contract. Subject to certain exceptions, some or all of the amount exchanged into this contract could be includible in your income and subject to the 10% tax described in the “Non-Qualified Contracts” section of this prospectus.
If you are considering a partial exchange of an annuity contract, you should consider the conditions described by Revenue Procedure 2011-38, effective for transfers that are completed on or after October 24, 2011. Under Revenue Procedure 2011-38: (1) the period of time after which cash can be withdrawn from either contract is 180 days beginning on the date of the transfer and (2) annuity payments that satisfy the newly enacted partial annuitization rule under Section 72(a)(2) of the Code will not be treated as a distribution from either the old or new contract. We do not allow partial annuitizations for this contract.

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In a private letter ruling, the IRS allowed the beneficiary of a series of several fixed and variable non-qualified inherited annuities to complete an exchange under Section 1035 of the Code of those contracts into a new variable annuity so long as the technical requirements for the exchange under Section 1035 of the Code were honored, and the beneficiary committed to taking post-death distributions from the new annuity at least as rapidly as were occurring under the old contract. Private letter rulings only apply to the taxpayer who requested the ruling, therefore, a beneficiary contemplating an exchange under Section 1035 of the Code of an inherited annuity contract should consult with their tax advisor.
Before making an exchange, you should compare both contracts carefully. You may have to pay a surrender charge on your existing annuity contract; other charges may be higher (or lower) and the benefits may be different. You should not exchange another variable annuity contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest.
A transfer or assignment of ownership of a contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed here. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.
DIVERSIFICATION/OWNERSHIP
Non-qualified variable annuity contracts are treated as annuities for tax purposes and receive tax deferral as long as the Sub-accounts meet diversification standards set by the Code and applicable regulations. This favorable tax treatment allows you to select and make transfers among Sub-accounts without paying income tax until you take money out.
The diversification standards generally require each Sub-account to meet certain investment tests so that the concentration of the Portfolio’s underlying investments does not exceed certain percentages. The diversification requirements do not apply to IRA annuities or annuities issued to other qualified plans. If a Sub-account failed to comply with these diversification requirements, a non-qualified contract would not be treated as an annuity for federal income tax purposes and the Owner would be currently taxed on the excess of the Contract Value over the investment in the contract. We intend that the Portfolios of the corresponding Sub-accounts offered under the contract be managed to comply with existing diversification standards. However, you bear the risk that the non-qualified contract could be disqualified as an annuity due to the failure of a Portfolio or Sub-account to be deemed to be adequately diversified.

In certain circumstances, a variable contract owner may be considered the owner of the assets of a segregated account, such as the Separate Account, if the IRS deems the owner to possess “ownership” in those assets, such as the ability to exercise investment control over the assets. If the contract owner is deemed to have "investor control" over the underlying Portfolios, then the contract owner will be taxed currently on income and gains under the Contract. Under this contract, you have the option to invest in a number of Sub-accounts. To date, neither Treasury Regulations nor the Code give specific guidance as to the circumstances under which your contract might lose its tax favored status as an annuity because of the number and type of Sub-accounts you can select from, and the extent to which you can make transfers although the IRS has issued Revenue Ruling 2003-91 providing a safe harbor where the contracts subject to the ruling could have up to 20 investment options and 12 free transfers per year. If issued, such guidance could be applied either prospectively or retroactively and result in you being treated as the Owner of the Separate Account investments, thereby resulting in the loss of the favorable tax treatment as an annuity contract. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment. However, there is no assurance that such modifications would be successful.
TAX WITHHOLDING
Generally, federal income tax is withheld from the taxable portion of withdrawals at a rate of 10%. Withholding on periodic payments as defined by the Code is at the same rate as wages. Typically, you may elect not to have income taxes withheld or to have withholding done at a different rate. Certain “eligible rollover distributions” from 403(b) and governmental 457 plans, which are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% withholding. For this purpose, an eligible rollover distribution is any distribution to an employee from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to: (i) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary; (ii) distributions for a specified period of 10 years or more; (iii) distributions which are required minimum distributions; (iv) the portion of distributions not includable in gross income (i.e. returns of after-tax contributions); (v) hardship distributions; or (vi) corrective distributions. It also does not apply if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or TSA or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse Beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover. Special withholding rules apply to United States citizens residing

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outside the United States and to non-resident aliens. You should consult your own tax counsel or other tax advisor regarding income tax withholding.
FEDERAL ESTATE TAXES
While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
GENERATION-SKIPPING TRANSFER TAX
Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.
AMERICAN TAXPAYER RELIEF ACT OF 2012
The American Taxpayer Relief Act: (1) permanently provides for a maximum federal estate tax rate, gift tax rate and generation skipping transfer tax rate of 40% with an inflation-adjusted $5 million lifetime unified estate and gift tax exclusion and a $5 million generation skipping transfer exclusion; (2) makes permanent “portability” between spouses which allows the estate of a decedent who is survived by a spouse to permit the surviving spouse to use the decedent’s unused $5 million lifetime exclusion; and (3) extends a number of generation skipping transfer provisions.
MEDICARE TAX
Beginning in 2013, distributions from non-qualified annuity contracts will be considered “investment income” for purposes of the newly enacted 3.8% Medicare tax on investment income. Thus, in certain circumstances, this tax will be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. If you are not a U.S. citizen or resident, you will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, you may be subject to state and/or municipal taxes and taxes that may be imposed by your country of citizenship or residence. You should consult with a qualified tax advisor regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
FOREIGN TAX CREDITS
We may benefit from any foreign tax credits attributable to taxes paid by certain Portfolios to foreign jurisdictions to the extent permitted under federal tax law.
POSSIBLE TAX LAW CHANGES
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax advisor with respect to legislative developments and their effect on the contract.
We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

7. ACCESS TO YOUR MONEY

Under your contract, money may be accessed:

•	by taking partial withdrawals during the Accumulation Phase;

•	by surrendering your contract during the Accumulation Phase;

•	by taking repetitive withdrawals (described below);

•	by taking a loan (403(b) Contracts only);

•	by receiving payments during the Income Phase (see “Section 2 - Annuity Payments”); or

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•	when a death benefit is paid to your Beneficiary (see “Section 8 - Death Benefit”).
PARTIAL WITHDRAWALS
During the Accumulation Phase, you can make partial withdrawals from the amount available under your contract by writing to us at our Account Maintenance address. The withdrawal request must be accompanied with all the information we need to process it. Partial withdrawals must be at least $250 ($100 if withdrawals are made by electronic funds transfer), or the Contract Value if less. If you take a partial withdrawal, you must tell us from which investment options we are to take the withdrawal. Once we receive your request, withdrawals from the Sub-accounts will be effective as of the next close of the NYSE. Partial withdrawals are payable within seven calendar days.
A withdrawal may have a contingent deferred sales charge, a withdrawal charge, and, if you withdraw the entire Contract Value, an annual administration maintenance charge. There are situations where all or some of these charges don’t apply. See “Section 5 - Charges and Expenses” for a discussion of the applicable charges.
Withdrawals may be restricted or prohibited by the terms of qualified contracts.
SURRENDERING YOUR CONTRACT
You can surrender your contract for its Contract Value at any time before you begin to receive annuity payments. For a surrender to be effective, we must receive your written request at our Account Maintenance address. All benefits will terminate as of the date we receive the required information to process your surrender request. We will determine your surrender value as of the next close of the NYSE after we have received the required information to process your request. We will pay you the surrender value within seven calendar days.
The surrender value will be equal to your Contract Value minus any applicable contingent deferred sales charge, withdrawal charge, annual administration maintenance charge, and loan amount.
REPETITIVE WITHDRAWALS
Repetitive withdrawals allow you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Contract Value that you request from a specified Sub-account monthly, quarterly, semi-annually or annually. The minimum amount for each withdrawal is $500, or the Contract Value if less. You may request repetitive withdrawals by completing the appropriate form and sending it to our Account Maintenance address. Repetitive withdrawals may be used to avoid tax penalties for premature withdrawals or to satisfy distribution requirements of certain retirement plans. To do this they must be a series of substantially equal withdrawals made at least annually and based on:

•	your life expectancy; or

•	the joint life expectancy of you and your Beneficiary.

You may begin repetitive withdrawals based on life expectancy by providing us with verification of age in order for us to calculate the monthly, quarterly, or annual withdrawal amount. We calculate the amount of a repetitive withdrawal based on life expectancy by dividing the Contract Value by the life expectancy of the Owner as determined by using the IRS single life table. If it is a joint life expectancy, then we divide the Contract Value by the life expectancy of the Owner and joint Owner (or Beneficiary) by the IRS joint life table.
Example One:  Assume that the Contract Value is equal to $100,000 and the Owner requests a repetitive withdrawal and is age 55. Based on the IRS single life table, the life expectancy of an Owner age 55 is 29.6 years. The first repetitive withdrawal amount is equal to $100,000 divided by 29.6 which equals an annual payment of $3,378.38.
Example Two:  Assume that in one year, when the contract Owner is age 56, the Contract Value is equal to $101,453. The life expectancy of the Owner is 28.7 years. The repetitive withdrawal amount is equal to $101,453 divided by 28.7 which equals an annual payment of $3,534.95.
Repetitive withdrawals that are based on life expectancy may allow you to avoid the early withdrawal tax penalty of 10% that you would otherwise pay for taking withdrawals prior to age 59 1/2. If you take additional withdrawals or otherwise modify or stop these repetitive withdrawals, a withdrawal charge may apply and there may be tax consequences and penalties. You should talk to your tax advisor for more information on taking repetitive withdrawals to avoid the 10% tax penalty. If you make repetitive withdrawals that are not based on life expectancy, the same restrictions, income taxes, and tax penalties that apply to random withdrawals also apply to repetitive withdrawals.
LOANS
Subject to your TSA employer’s plan, you may take a loan against your Contract Value. If permitted, you may request a loan from us using your Contract Value as the security for the loan if:

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•	your contract is issued under Section 403(b) of the Code; and

•	you are permitted to take loans under the plan.

The amounts and terms of a loan may be subject to state restrictions, plan requirements, Section 72(p) of the Code, and our approval. You must complete our loan application and sign a loan agreement. We will also charge interest on the outstanding loan balance. The loan interest spread is 2.5%, which is the difference between the rate charged and the rate credited on loans under your contract. We will not offer loans that will exceed a rate charged of 8%. If the interest charged will exceed 8%, we will not issue the loan.

If a loan is outstanding when you request a full annuitization of your Contract Value, we will subtract any outstanding loan amount from your Contract Value. The amount available to annuitize will be the Contract Value after the outstanding loan amount has been repaid.

If a loan is outstanding when you die, we will subtract any outstanding loan amount from the death benefit prior to making payment to your Beneficiary.

You should consult a tax advisor and read your loan agreement before taking a loan. We reserve the right to stop issuing loans and will provide written notice if we exercise this right.
WITHDRAWAL RESTRICTIONS ON TSA CONTRACTS
Your right to make withdrawals or surrenders is subject to any restrictions imposed by applicable law or retirement plans.
There are certain restrictions imposed on withdrawals of contracts used as funding vehicles for 403(b) retirement plans (“TSAs”). Withdrawals attributable to salary reduction contributions to TSAs for years after 1988 and any earnings accrued after 1988, cannot be taken out unless:

•	you attain age 59 1/2;

•	you leave your job;

•	you die or become disabled as defined by the Code;

•	you experience a qualifying hardship (applies to contributions only);

•	you divorce and a distribution to your former spouse is permitted under a Qualified Domestic Relations Order; or

•	you are a member of the National Guard Reserves, are called to active duty and request a qualified reservist distribution.
Also, for 403(b) contracts, amounts attributable to employer contributions that were made on or after January 1, 2009, are subject to restrictions on withdrawals specified in your employer’s 403(b) plan, in order to comply with tax regulations. Amounts transferred to a 403(b) contract from other 403(b) contracts or accounts are generally subject to the same restrictions on withdrawals applicable under the prior contract or account.
In the case of all qualified contracts, tax penalties may apply to withdrawals. There may also be restrictions on the form and manner in which benefits may be paid. For example, spousal consent may be needed in certain instances before a distribution may be made. However, these restrictions on withdrawals do not affect rollovers or transfers between certain retirement plans.
WITHDRAWAL RESTRICTIONS ON TEXAS OPTIONAL RETIREMENT PROGRAM (“TEXAS ORP”)
Withdrawals from contracts issued in connection with Texas ORP cannot be taken unless you:

•	terminate employment in all eligible Texas institutions of higher education;

•	retire;

•	attain age 70 1/2; or

•	die.
You must obtain a certificate of termination from your employer before you request a withdrawal from the Texas ORP.
MINIMUM VALUE REQUIREMENTS
You must withdraw the entire amount out of an investment option if, after a withdrawal, the remaining value in the investment option would be less than $500. Similarly, you must withdraw the entire Contract Value and your contract will terminate if, after a withdrawal, the remaining Contract Value would be less than the minimum, if any, stated in your contract. However,

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negative investment performance alone will not cause a forced withdrawal. We may waive this minimum balance for contracts issued in connection with employer sponsored retirement plans.
Withdrawals, including any deductions for charges, reduce the number of Accumulation Units and/or the value of the Symetra Fixed Account as well as the death benefit. Income taxes, tax penalties and certain restrictions may also apply. See “Section 6 - Taxes.”
SIGNATURE GUARANTEES
As a protection against fraud, we require a signature guarantee for certain transaction requests. When required, we must receive the original signature guarantee and will not accept copies or faxes of the signature guarantee. You may obtain a signature guarantee at most banks, financial institutions or credit unions. A notary public cannot provide a signature guarantee. For more information on our signature guarantee requirements, please contact us.

8. DEATH BENEFIT

The death benefit paid upon your death is calculated as of the earlier of the date we receive proof of death and the first election of how to receive payment, or six months from the date of death. The death benefit paid will be the basic death benefit unless you have selected the GMDB-Annual Reset rider and/or the EEB rider. The death benefit provisions may be different for contracts issued prior to April 30, 2004. Please refer to your contract for variations.
DEATH DURING THE ACCUMULATION PHASE
If any Owner dies during the Accumulation Phase, the death benefit is payable to the:

•	surviving Owner; or if none, then

•	the surviving primary Beneficiary; or if none, then

•	the surviving contingent Beneficiary; or if none, then

•	the estate of the last Owner to die.
If the Owner is a non-natural person (e.g., a corporation or trust), the death of any Annuitant is treated as the death of the
Owner. Therefore, a joint Annuitant on a contract owned by a non-natural person may not receive any benefits upon the death of the first Annuitant.
If an Annuitant is not the Owner and dies during the Accumulation Phase, the Owner must designate a new Annuitant. If an Annuitant is not designated within 30 days after we are notified of the Annuitant’s death, the Owner will be named as an Annuitant.
Basic Death Benefit
The basic death benefit is the higher of:
1) your current Contract Value (as of the date indicated below); or
2) if you are a sole Owner or the oldest joint Owner, the guaranteed minimum death benefit.
The basic guaranteed minimum death benefit is initially equal to your first Purchase Payment and is immediately increased by additional Purchase Payments and adjusted downward for withdrawals. For more detailed information regarding the adjustment calculations, please refer to your contract. The guaranteed minimum death benefit is reset on each 8-year contract anniversary until the oldest Owner attains age 72. The reset benefit is equal to the immediately preceding guaranteed minimum death benefit or is “stepped up” to your Contract Value on that date, if higher.
Calculation of Death Benefit
We will determine the amount of and pay the death benefit upon receipt at our Account Maintenance address of the following:

•	proof of death acceptable to us, such as a certified copy of a death certificate;

•	written direction from at least one eligible recipient of the death benefit proceeds regarding how to pay the death benefit payment; and

•	any other documents, forms or information we need.

If we receive due proof of death acceptable to us and written direction from at least one eligible recipient of the death benefit regarding how to pay the death benefit payment within 6 months of the date of death and the guaranteed minimum death benefit

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exceeds the Contract Value, we will add money to your contract in order to satisfy the guaranteed minimum death benefit. The money added will be allocated to the investment options, in the same manner as Purchase Payments. For limitations on the amount we will add, please see “Limitations on Death Benefit” described below.
Payment of Death Benefit
The death benefit is subject to investment performance and applicable contract charges until the date payment is made. This value will usually go up or down. Thus, Beneficiaries should notify us of a death as promptly as possible to limit the risk of a decline in benefit value. The amount of the death benefit will include any interest required by state law. In all cases, any outstanding loan amount will be deducted from the death benefit proceeds.
Under a non-qualified contract, the death benefit may be paid as:
1) a lump sum payment or series of withdrawals that are completed within five years from the date of death; or
2) annuity payments made over the Beneficiary's life or life expectancy. To receive annuity payments, the Beneficiary must make the election within 60 days from our receipt of proof of death. Annuity payments must begin within one year from the date of death. Once annuity payments begin they cannot be changed.
Under a qualified contract, different death benefit elections may be available depending upon the retirement plan.
In some cases, a spouse who is entitled to receive a death benefit may have the option to continue the contract instead. If you entered into a civil union your rights to continue the contract may be limited under federal laws. See “Section 6 - Taxes” for more information. If this spouse is also the oldest joint Owner, the guaranteed minimum death benefit will apply on the death of this spouse. Otherwise, the benefit on the death of your spouse will be the Contract Value.
If there is no surviving joint Owner, or the contract is owned by a single Owner, the right to receive the death benefit or to change the payee for remaining annuity payments will pass to the Beneficiary as elected on the contract application (or Beneficiary designated on our records, if changed by you at a later date).
If the age of the Annuitant or contract Owner has been misstated on the contract application, the amount of any death benefit payable shall be determined based upon the correct age of the Annuitant or contract Owner.
DEATH DURING THE INCOME PHASE
If an Owner dies during the Income Phase, then any amounts paid after an Owner’s death will depend on which annuity option was selected. Under the Payments Based on a Number of Years annuity option, if an Owner dies before the entire Contact Value has been paid out, we will pay a death benefit equal to the Contract Value as of the date we receive proof of death and an election of how to take the death benefit payment. If an Owner dies while annuity payments are being paid under another annuity option, we will pay the remaining annuity payments, if any, in accordance with that option. If the Annuitant is not the Owner and dies after the Annuity Date, then we will continue paying any remaining annuity payments to the payee designated by the Owner. The death benefit or remaining annuity payments will be distributed at least as rapidly as under the annuity option then in effect. See “Section 2 - Annuity Payments” for more information.

The right to receive the death benefit under Payments Based on a Number of Years or to change the payee for remaining annuity payments under another annuity option is determined as follows:

•	surviving Owner; or if none, then

•	the surviving primary Beneficiary; or if none, then

•	the surviving contingent Beneficiary; or if none, then

•	the estate of the last Owner to die.

OPTIONAL DEATH BENEFITS
If your contract was purchased between April 30, 2004 and April 30, 2010, you may have elected none, one or both optional benefits available at the time you purchased the contract. The optional death benefits were only available for certain contracts as discussed below.
Guaranteed Minimum Death Benefit - Annual Reset (“GMDB - Annual Reset”).   The GMDB - Annual Reset rider was only available for non-qualified contracts, IRAs, and Roth IRAs. It was not available for TSA and 457 contracts. This benefit was only available between April 30, 2004 and April 30, 2010.  If you were under age 75 at the issue date of the contract, you may have elected the GMDB - Annual Reset rider. If you elected the GMDB - Annual Reset rider, it will replace the basic guaranteed minimum death benefit described above. If the contract is owned by joint Owners, both Owners must have been

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under age 75 as of the issue date of the contract to elect this rider. If you elected this rider, we will deduct a charge. Once you have elected the benefit, you cannot cancel it, and the 0.20% annual charge will continue to be deducted, even during periods when the GMDB-Annual Reset would provide no benefit.
If you elected this rider, the guaranteed minimum death benefit will be reset annually each contract anniversary until the oldest Owner attains age 75. The reset benefit is equal to the immediately preceding guaranteed minimum death benefit or the Contract Value on that date, if higher.
The GMDB - Annual Reset rider terminates and the charge is no longer deducted if:

•	the contract enters the Income Phase prior to your death; or

•	a spouse continues the contract after the death of the sole Owner or oldest joint Owner.

If the surviving spouse is the oldest joint Owner and continues the contract after the death of the youngest spouse, the benefit will remain in effect and the charge will continue to be deducted.
If the age of any Owner is misstated so that the Owner would not have been eligible to purchase the benefit, the rider is terminated.
Earnings Enhancement Benefit (“EEB”).  The EEB rider was only available for non-qualified contracts and was only available between April 30, 2004 and April 30, 2010.   If you were under age 76 on the issue date of the contract, you may have elected the EEB rider. If the contract is owned by joint Owners, both Owners must have been under age 76 as of the issue date of the contract to elect this rider. If you elected this rider, we will deduct a charge. Once you have elected the benefit, you can not cancel it. The EEB is payable upon the sole Owner’s or oldest joint Owner’s death and will be added to the basic or GMDB-Annual Reset death benefit that is described above.
If the oldest Owner was age 69 or under when you purchased your contract, the EEB is equal to 40% of the earnings remaining in the contract.
If the oldest Owner was age 70 through 75 when you purchased your contract, the EEB is equal to 25% of the earnings remaining in the contract.
However, the maximum EEB benefit is one million dollars, less any amount paid to satisfy the guaranteed minimum death benefit.
For purposes of this benefit, we define “earnings” as the amount by which the Contract Value (when the death benefit is calculated) exceeds the total amount of Purchase Payments received prior to the date of death, less withdrawals and charges. For this purpose, earnings are deemed to be withdrawn before Purchase Payments. If any Purchase Payments are the result of a transfer or rollover, when we calculate earnings we do not include any gain accrued while the money was invested elsewhere. Earnings also do not include the stepped-up portion of the death benefit that results if the guaranteed minimum death benefit or GMDB-Annual Reset exceeds the Contract Value.
Your earnings for this purpose are limited to a maximum of 250% of the total value of your Purchase Payments, less withdrawals and charges, excluding any Purchase Payments made 12 months prior to the date of death (other than Purchase Payments made during the first Contract Year if death occurs in the first Contract Year) or after death. Withdrawals are considered to come from earnings first. If there are no earnings in your contract, the EEB will be zero. However, the 0.15% annual charge will be deducted even if there are no earnings. This means you may be paying for a benefit you may not receive.
The EEB rider terminates and the charge is no longer deducted if:

•	the contract enters the Income Phase prior to your death; or

•	a spouse continues the contract after the death of the sole Owner or oldest joint Owner.

If the surviving spouse is the oldest joint Owner and continues the contract after the death of the youngest spouse, the benefit will remain in effect and the charge will continue to be deducted.
If the age of any Owner is misstated so that the Owner would not have been eligible to purchase the benefit, the rider is terminated.

For examples on how the EEB death benefit works, see Appendix A.

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Effects of Ownership Changes.  Certain ownership changes may result in automatic termination of the optional death benefits. If the contract is owned by one Owner, the following ownership changes will result in termination of the rider:

•	A change in ownership to another individual; or

•	A change in ownership to a trust or other entity and the original Owner is not the sole Annuitant; or

•	A second individual is added as an Owner and the new Owner is older than the original Owner.

If the contract is owned by joint Owners, the rider will terminate if a change in ownership results in the oldest Owner no longer being an Owner.
The guaranteed minimum death benefit is always calculated on the life of the oldest original Owner, as shown on the original application for this contract. The amount payable on the death of any Owner other than the oldest original Owner will be the current Contract Value. If the oldest original Owner ceases to be an Owner of the contract, the guaranteed minimum death benefit will be terminated. Therefore, ownership changes will have an impact on your contract and you should consult your agent or other advisor if you have questions.
LIMITATION ON DEATH BENEFIT
At most, one guaranteed minimum death benefit or if elected, GMDB - Annual Reset benefit and one EEB will be paid during the life of the contract. In addition, for contracts purchased on or after April 30, 2004, the maximum amount that we will add to your contract in order to satisfy the guaranteed minimum death benefit, (or if selected GMDB - Annual Reset benefit), and EEB is limited to a total of $1 million. All annuity contracts subsequently purchased by you from us will be aggregated for this $1 million limit if your death triggers a payment. The guaranteed minimum death benefit will only be paid upon the death of the oldest original Owner. Therefore, ownership changes will have an impact on your contract and you should consult your agent or other advisor if you have questions.

9. OTHER INFORMATION

SYMETRA LIFE
Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington law on January 23, 1957. Effective July 1, 2014, Symetra Life Insurance Company changed its state of domicile from Washington to Iowa and became an Iowa stock life insurance company. Symetra Life Insurance Company is a wholly owned subsidiary of Symetra Financial Corporation. We provide individual and group life, accident and health insurance, and annuity products and are licensed to do business in the District of Columbia and all states except New York.

SEPARATE ACCOUNT
We established Symetra Separate Account C (“Separate Account”) on September 14, 1993. The Separate Account holds the assets that underlie Contract Values invested in the Sub-accounts. The Separate Account was registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended on January 28, 1994.
The assets in the Separate Account are the property of Symetra Life. However, assets in the Separate Account that are attributable to contracts are not chargeable with liabilities arising out of any other business we may conduct. Income, gains and losses (realized and unrealized), resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of Symetra Life. Promises we make in the contract are general corporate obligations of Symetra Life and are not dependent on assets in the Separate Account.
We reserve the right to combine the Separate Account with one or more of our other separate accounts or to deregister the Separate Account under the 1940 Act if such registration is no longer required.
CHANGES TO THE SEPARATE ACCOUNT
Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Separate Account. We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes in writing. These changes include, among others, the right to:

•	Transfer assets supporting the contracts from one Sub-account to another or from the Separate Account to another separate account;

•	Combine the Separate Account with other separate accounts, and/or create new separate accounts;

•	Deregister the Separate Account, or operate the Separate Account as a management investment company, or as any other form permitted by law;

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•	Manage the Separate Account under the direction of a committee at any time;

•	Make any changes required by applicable law or regulation; and

•	Modify the provisions of the contract to reflect changes to the Sub-accounts and the Separate Account and to comply with applicable law.

Some, but not all, of these future changes may be the result of changes in applicable laws or interpretations of law. We reserve the right to make other structural and operational changes affecting the Separate Account.
GENERAL ACCOUNT
If you put your money into the Symetra Fixed Account, it goes into Symetra Life’s General Account. The General Account is made up of all of Symetra Life’s assets other than those attributable to separate accounts. Symetra Life exercises sole discretion over the investment of General Account assets, and bears the associated investment risk. You will not share in the investment experience of General Account assets. The General Account invests its assets in accordance with state insurance law. All of the assets of the General Account are chargeable with the claims of any of our contract Owners as well as our creditors and are subject to the liabilities arising from any of our other business. Any guarantees provided for under the contract are backed by our financial strength and claims paying ability. You must look to the strength of the insurance company with regard to such guarantees.
We are not required to register the Symetra Fixed Account or any interests therein, with the SEC. For this reason, SEC staff has not reviewed disclosure relating to the Symetra Fixed Account.
DISTRIBUTION (PRINCIPAL UNDERWRITER)
The contracts are distributed by Symetra Securities, Inc. (“SSI”). They are sold by individuals who, in addition to being licensed to sell variable annuity contracts for Symetra Life, are also registered representatives of broker-dealers who have a current sales agreement with SSI and Symetra Life. SSI is an affiliate of Symetra Life and is located at 777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004. It is registered as a broker-dealer with the SEC under the Securities Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”). No amounts are retained by SSI for acting as principal underwriter for Symetra Life variable products.
Registered representatives who solicit sales of the contracts may receive a portion of the commission payable to the broker-dealer firm, depending on the agreement between the broker-dealer and the registered representative. A broker-dealer firm or registered representative may receive different commissions for selling one annuity over another annuity and may favor one annuity provider over another due to different compensation rates. If you would like information about what your registered representative and his or her broker-dealer receives in connection with the purchase of your contract, please ask your registered representative.
We may also contract with firms to act as wholesalers for us and assist us in offering and selling our contracts to broker-dealers and their registered representatives. Wholesalers may also be called “independent marketing organizations” and provide training, marketing and other sales-related functions. Wholesalers may also provide administrative services to us in connection with the contracts. Some wholesalers may also directly sell the contracts. Wholesalers may be paid commissions and overrides. We generally pay commissions as a percentage of Purchase Payments invested in the contract. At the option of the broker-dealer, we may pay lower compensation on Purchase Payments but pay a periodic asset-based commission beginning after the first Contract Year. The amount and timing of the commission may differ depending on the agreement between us and the broker-dealer but is not expected to be more than 6.5% of Purchase Payments and up to 0.50% annually of the average Contract Value (if asset-based commissions are paid to the broker-dealer). We may also pay additional commission if you choose to receive your Contract Value in the form of an annuity option. We pay a commission of up to 1.25% of the Contract Value applied to purchase a fixed annuitization option. In addition, allowances, and bonuses may be paid to broker-dealers and/or other distributors of the contracts, and we may also provide non-cash compensation in connection with the promotion of the contracts, including conferences and seminars, and items of small value, such as promotional gifts, meals or tickets to sporting or entertainment events. A bonus dependent upon persistency is one type of bonus that may be paid.
To the extent permitted by FINRA rules, promotional incentives or payments may also be provided to broker-dealers and wholesalers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. We may also make additional payments to broker-dealer firms in order to be included on their approved product lists or to be part of “preferred product” arrangements. You may contact us for the list of firms, if any, with which we may have such arrangements.

45

These additional incentives or payments are calculated in different ways and are not offered to all broker-dealer firms. They may be based on assets under management, purchase payments received, or other criteria. These additional incentives or payments could create an incentive for your registered representative, and the broker-dealer with which they are associated to recommend products that pay them more than others.
This contract does not assess a front-end sales charge. You indirectly pay for commissions and other sales expenses primarily, but not exclusively, through: the surrender charge; the mortality and expense risk charge; and investment earnings on amounts allocated under contracts to the fixed account. We may also pay for sales and distribution expenses out of any payments we receive from the underlying Portfolios for providing administrative, distribution and other services to the Portfolios.

From time to time, we may pay organizations, associations and non-profit organizations fees to endorse or sponsor our variable annuity contracts. These organizations are compensated for their endorsement or sponsorship of our variable annuity contracts in various ways. Primarily, they receive a flat fee from us. We may also compensate these organizations by our funding of their programs, scholarships, events or awards.
AMENDMENTS TO THE CONTRACT
We reserve the right to amend the contract to meet the requirements of applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.
LEGAL PROCEEDINGS
There are no legal proceedings to which the Separate Account or SSI is a party. In the ordinary course of business, Symetra Life is engaged in various kinds of litigation, including class action and other lawsuits, or in arbitration. In some class action and other lawsuits involving insurance companies and other financial service providers, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time it appears that there are no pending or threatened lawsuits that are likely to have a material adverse effect on the Separate Account, on Symetra Life’s ability to meet its obligations under the contract, or on SSI’s ability to perform under its principal underwriting agreement.
RIGHT TO SUSPEND ANNUITY PAYMENTS, TRANSFERS, OR WITHDRAWALS
We may be required to suspend or postpone payment of annuity payments, transfers, or withdrawals from the Sub-accounts for any period of time when:

•	the NYSE is closed (other than customary weekend or holiday closings);

•	trading on the NYSE is restricted;

•	an emergency exists such that disposal of or determination of the value of the Sub-account shares is not reasonably practicable; or

•	the SEC, by order, so permits for your protection.

Additionally, we reserve the right to defer payment of transfers or withdrawals from the Symetra Fixed Account for the period permitted by law, but not for more than six months.
Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or “freeze” your contract. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making payments under an annuity payment option. We may also be required to provide additional information about you or your contract to government regulators.

REDUCTION OF CHARGES OR ADDITIONAL AMOUNTS CREDITED
Under some circumstances we may expect to experience lower costs or higher revenues associated with issuing and administering certain contracts. For example, sales expenses are expected to be less when contracts are sold to a large group of individuals. In these situations, we may have lower administrative costs due to the ability to centralize communications with one large group rather than individualized communications. Thus administrative tasks, such as the processing forms and handling of Purchase Payments, withdrawals and surrenders may be administered more efficiently. Under such circumstances we may pass a portion of these anticipated savings on to you by reducing Owner transaction charges (including the contingent deferred sales charge) or crediting additional Symetra Fixed Account interest. Any reduction of these charges or credit of additional interest will be determined by us after examination of all the relevant factors such as the size and type of group to which sales are to be made, the total amount of Purchase Payments to be received, any prior or existing relationship with us, and other circumstances which would reduce our sales and other expenses.

46

We may also take such action in connection with contracts sold to our officers, directors, and employees and their family members, employees of our affiliates and their family members, and registered representatives and employees of broker-dealers that have a current selling agreement with us. In each circumstance such actions will be reasonably related to the savings or revenues anticipated and will be applied in a non-discriminatory manner. These actions may be withdrawn or modified by us at any time.
WEBSITE INFORMATION
You can find more information about the Spinnaker Variable Annuity Contract as well as other products and financial services offered by Symetra Life Insurance Company on the Internet at http://www.symetra.com. This website is frequently updated with new information and can help you locate a representative near you.
FINANCIAL STATEMENTS
The financial statements of Symetra Life Insurance Company and Symetra Separate Account C are included in the Statement of Additional Information.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
General Information
Services
Purchase of Contracts
Underwriter
Additional Tax Information
Annuity Provisions
Financial Statements

47

(cut along dotted line)
If you would like a free copy of the Statement of Additional Information dated May 1, 2016 for this prospectus, please complete this form, detach and mail to:
Symetra Life Insurance Company P.O. Box 305156 Nashville, TN 37230-5156
Please send me a free copy of the Statement of Additional Information for the Symetra Spinnaker® Variable Annuity at the following address:
Name:
Address:

48

APPENDIX A: CALCULATION OF EEB OPTIONAL DEATH BENEFIT
Each example assumes that the GMDB-Annual Reset Rider was not elected.
EXAMPLE 1:
Assume that the contract is purchased with an initial Purchase Payment of $24,000 and no subsequent Purchase Payments are made to the contract. Assume that there have been no withdrawals made during the life of the contract and the contract was issued prior to the Owner’s 70th birthday. On the day we calculate the death benefit, the Contract Value is $45,000.

Based upon the assumptions above, the following shows how we would do the calculation.
Contract Value on the date we calculate benefit	=	$45,000

Total amount of Purchase Payments (initial Purchase Payment of $24,000)	=	$24,000

Earnings equal to the Contract Value minus total amount of Purchase Payments ($45,000 - $24,000)	=	$21,000

Maximum allowable Earning of 250% of total Purchase Payments excluding any Purchase Payments made in the 12 months prior to calculation of benefit or after the date of death (2.50 x $24,000)	=	$60,000

40% of your Earnings ($21,000 x 40%)	=	$8,400

TOTAL DEATH BENEFIT Equals the Contract Value on the date we calculate the benefit plus 40% of your Earnings ($45,000 + $8,400)	=	$53,400
EXAMPLE 2:
Assume that the contract is purchased prior to the Owner’s 70th birthday with an initial Purchase Payment of $24,000 and no subsequent Purchase Payments are made to the contract. Assume that there is a $21,000 withdrawal made during the life of the contract. Assume that the account value prior to the withdrawal was equal to or greater than $45,000. Thus, the withdrawal consisted entirely of contract earnings and did not impact the Purchase Payment made to the contract. On the day we calculate the death benefit, the Contract Value is $24,000.

Based upon the assumptions above, the following shows how we would do the calculation.
Contract Value on the date we calculate benefit	=	$24,000

Total amount of Purchase Payments (Initial Purchase payment of $24,000)	=	$24,000

Earnings equal to the Contract Value minus total amount of Purchase Payments ($24,000 - $24,000)	=	$0

Maximum allowable Earning of 250% of total Purchase Payments excluding any Purchase Payments made in the 12 months prior to calculation of benefit or after the date of death (2.50 x $24,000)	=	$60,000

40% of your Earnings ($0 x 40%)	=	$0

TOTAL DEATH BENEFIT Equals the Contract Value on the date we calculate the benefit plus 40% of your Earnings ($24,000 + $0.00)	=	$24,000

EXAMPLE 3:
Assume that the contract is purchased with an initial Purchase Payment of $24,000 and no subsequent Purchase Payments are made to the contract. Assume that there have been no withdrawals made during the life of the contract and the contract was issued prior to the Owner’s 70th birthday. On the day we calculate the death benefit, the Contract Value is $91,500.

Based upon the assumptions above, the following shows how we would do the calculation.
Contract Value on the date we calculate benefit	=	$91,500

Total amount of Purchase Payments (initial Purchase Payment of $24,000)	=	$24,000

Earnings equal to the Contract Value minus total amount of Purchase Payments ($91,500 - $24,000)	=	$67,500

Maximum allowable Earning of 250% of total Purchase Payments excluding any Purchase Payments made in the 12 months prior to calculation of benefit or after the date of death (2.50 x $24,000)	=	$60,000

40% of your maximum allowable Earnings ($60,000 x 40%)	=	$24,000

TOTAL DEATH BENEFIT Equals the Contract Value on the date we calculate the benefit plus 40% of your maximum allowable earnings ($91,500 + $24,000)	=	$115,500
EXAMPLE 4:
Assume that the contract is purchased prior to the Owner’s 70th birthday with an initial Purchase Payment of $24,000. Assume that there is a $21,000 subsequent Purchase Payment made to the contract in the 12 months prior to the calculation of the death benefit. On the day we calculate the death benefit, the Contract Value is $91,500.

Based upon the assumptions above, the following shows how we would do the calculation.
Contract Value on the date we calculate benefit	=	$91,500

Total amount of Purchase Payments ($24,000 + $21,000)	=	$45,000

Earnings equal to the Contract Value minus total amount of Purchase Payments ($91,500 - $45,000)	=	$46,500

Maximum allowable Earning of 250% of total Purchase Payments excluding any Purchase Payments made in the 12 months prior to calculation of benefit or after the date of death (2.50 x $24,000)	=	$60,000

40% of your Earnings ($46,500 x 40%)	=	$18,600

TOTAL DEATH BENEFIT Equals the Contract Value on the date we calculate the benefit plus 40% of your Earnings ($91,500 + $18,600)	=	$110,100

EXAMPLE 5:
Assume that the contract is purchased with an initial Purchase Payment of $24,000 and no subsequent Purchase Payments are made to the contract. Assume that there have been no withdrawals made during the life of the contract and the contract was issued when the Owner was age 72. On the day we calculate the death benefit, the Contract Value is $45,000.

Based upon the assumptions above, the following shows how we would do the calculation.
Contract Value on the date we calculate benefit	=	$45,000

Total amount of Purchase Payments (Initial Purchase Payment of $24,000)	=	$24,000

Earnings equal to the Contract Value minus total amount of Purchase Payments ($45,000 - $24,000)	=	$21,000

Maximum allowable Earning of 250% of total Purchase Payments excluding any Purchase Payments made in the 12 months prior to calculation of benefit or after the date of death (2.50 x $24,000)	=	$60,000

25% of your Earnings ($21,000 x 25%)	=	$5,250

TOTAL DEATH BENEFIT Equals the Contract Value on the date we calculate the benefit plus 25% of your Earnings ($45,000 + $5,250)	=	$50,250

APPENDIX B: ACCUMULATION UNIT VALUE HISTORY

Except for Sub-accounts which were not offered under the contract as of December 31, 2015 , the following tables include Accumulation Unit values and the total number of Accumulation Units outstanding for the periods indicated. This data has been extracted from the Separate Account’s Financial Statements. This information should be read in conjunction with the Separate Account’s Financial Statements and related notes which are included in the SAI.
There are several classes of Accumulation Units under the contract depending on the number of optional benefits you select. The table below shows the Accumulation Unit values and the total number of Accumulation Units outstanding assuming you select no optional benefits.

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006

AMERICAN CENTURY VP BALANCED FUND CLASS I SUB-ACCOUNT
January 25, 1996 value (initial public offering) $7.020
December 31 value	$18.236	$18.982	$17.523	$15.133	$13.727	$13.215	$12.004	$10.542	$13.419	$12.969
December 31 units	488,993	530,453	587,403	606,674	639,154	698,343	773,356	849,896	992,055	1,085,757
AMERICAN CENTURY VP INFLATION PROTECTION FUND CLASS II SUB-ACCOUNT
April 28, 2005 value (initial public offering) $9.976
December 31 value	$12.132	$12.614	$12.383	$13.721	$12.958	$11.759	$11.346	$10.437	$10.756	$9.959
December 31 units	390,898	454,593	455,428	415,398	387,166	344,817	313,107	287,847	206,078	103,527
AMERICAN CENTURY VP INTERNATIONAL FUND CLASS I SUB-ACCOUNT
January 25, 1996 value (initial public offering) $5.330
December 31 value	$12.423	$12.503	$13.418	$11.116	$9.304	$10.727	$9.602	$7.279	$13.379	$11.493
December 31 units	737,558	857,938	769,605	832,335	917,963	965,851	1,078,617	1,164,670	1,254,258	1,338,300
AMERICAN CENTURY VP LARGE COMPANY VALUE FUND CLASS II SUB-ACCOUNT
April 28, 2005 value (initial public offering) $10.125
December 31 value	$15.466	$16.347	$14.700	$11.376	$9.914	$9.969	$9.124	$7.716	$12.504	$12.855
December 31 units	25,491	24,622	25,576	27,095	28,802	29,503	29,480	19,804	16,155	15,954
AMERICAN CENTURY VP ULTRA® FUND CLASS I SUB-ACCOUNT
May 1, 2003 value (initial public offering) $10.000
December 31 value	$22.300	$21.280	$19.619	$14.514	$12.920	$12.964	$11.325	$8.540	$14.800	$12.403
December 31 units	15,413	19,330	22,495	25,175	30,531	34,271	33,967	32,973	53,466	50,768
AMERICAN CENTURY VP ULTRA® FUND CLASS II SUB-ACCOUNT
March 16, value (initial public offering)									$10.000
December 31 value	$18.030	$17.241	$15.919	$11.791	$10.509	$10.566	$9.251	$6.974	$12.120
December 31 units	25,326	18,512	11,501	11,849	15,598	10,093	11,801	10,560	7,822
AMERICAN CENTURY VP VALUE FUND CLASS I SUB-ACCOUNT
May 1, 2002 value (initial public offering) $10.000
December 31 value	$20.849	$21.997	$19.727	$15.187	$13.442	$13.494	$12.065	$10.207	$14.137	$15.114
December 31 units	180,202	214,460	247,840	253,833	289,140	286,317	294,076	278,747	298,666	283,849
CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO CLASS F SUB-ACCOUNT
May 1 value (initial public offering)								$10.000
December 31 value	$8.178	$8.449	$9.176	$7.724	$6.692	$7.792	$7.419	$5.901
December 31 units	15,962	16,899	14,427	8,777	3,708	2,461	3,160	23
CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO CLASS I SUB-ACCOUNT
May 1 value (initial public offering)								$10.000
December 31 value	$12.094	$12.260	$11.736	$12.245	$11.960	$11.189	$10.667	$10.343
December 31 units	342,037	395,779	360,885	280,370	205,573	160,893	90,933	26,513

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006

CALVERT VP NASDAQ 100 INDEX PORTFOLIO CLASS I SUB-ACCOUNT
May 1 value (initial public offering)								$10.000
December 31 value	$22.232	$20.670	$17.664	$13.166	$11.352	$11.175	$9.474	$6.259
December 31 units	67,351	45,059	29,871	42,594	9,510	10,241	8,298	1,345
CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO CLASS F SUB-ACCOUNT
May 1 value (initial public offering)								$10.000
December 31 value	$14.823	$15.890	$15.505	$11.425	$10.055	$10.741	$8.656	$6.968
December 31 units	63,114	74,770	78,465	79,870	81,327	76,546	74,597	21,303
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F SUB-ACCOUNT
May 1 value (initial public offering)								$10.000
December 31 value	$15.867	$16.571	$15.418	$11.802	$10.231	$10.637	$8.582	$6.395
December 31 units	36,607	35,960	34,565	32,255	33,752	22,419	8,833	1,965
CALVERT VP SRI BALANCED PORTFOLIO CLASS I SUB-ACCOUNT (1)
May 1 value (initial public offering)								$10.000
December 31 value	$13.787	$14.295	$13.226	$11.366	$10.431	$10.207	$9.255	$7.926
December 31 units	19,466	17,945	14,811	18,146	16,464	15,944	6,943	305
DEUTSCHE CAPITAL GROWTH VIP - CLASS B SUB-ACCOUNT
May 1 value (initial public offering)								$10.000
December 31 value	$16.272	$15.232	$13.711	$10.361	$9.088	$9.677	$8.435	$6.763
December 31 units	138,972	161,907	182,110	188,869	201,774	189,238	158,352	66,500
DEUTSCHE CROCI® INTERNATIONAL VIP - CLASS A SUB-ACCOUNT
February 11, 1994 value (initial public offering) $10.948
December 31 value	$15.569	$16.704	$19.199	$16.194	$13.612	$16.566	$16.531	$12.555	$24.587	$21.761
December 31 units	136,976	155,491	173,417	185,377	212,572	246,434	278,102	314,108	359,829	428,469
DEUTSCHE GLOBAL GROWTH VIP - CLASS B SUB-ACCOUNT
May 1 value (initial public offering)								$10.000
December 31 value	$9.434	$9.718	$9.879	$8.237	$7.069	$8.401	$7.523	$5.236
December 31 units	2,080	6,201	5,733	6,992	6,792	6,319	3,975	606
DEUTSCHE GLOBAL INCOME BUILDER VIP - CLASS A SUB-ACCOUNT
February 11, 1994 value (initial public offering) $10.435
December 31 value	$29.190	$30.035	$29.335	$25.507	$22.896	$23.553	$21.475	$17.643	$24.622	$23.818
December 31 units	280,464	313,094	356,037	388,420	426,173	481,191	526,299	604,845	711,397	859,775
DEUTSCHE GLOBAL SMALL CAP VIP - CLASS B SUB-ACCOUNT
May 1 value (initial public offering)								$10.000
December 31 value	$12.114	$12.180	$12.910	$9.650	$8.509	$9.597	$7.700	$5.288
December 31 units	11,530	14,627	15,673	10,002	13,541	11,297	5,398	6
DREYFUS IP - MIDCAP STOCK PORTFOLIO - INITIAL SHARES SUB-ACCOUNT
May 1, 2000 value (initial public offering) $10.000
December 31 value	$22.749	$23.609	$21.360	$16.064	$13.597	$13.734	$10.959	$8.201	$13.959	$13.948
December 31 units	440,723	506,150	598,017	637,915	720,881	786,086	886,723	947,581	1,065,106	1,268,984
DREFYUS IP - TECHNOLOGY GROWTH PORTFOLIO - INITIAL SHARES SUB-ACCOUNT
May 1, 2000 value (initial public offering) $10.000
December 31 value	$7.797	$7.449	$7.071	$5.399	$4.736	$5.208	$4.065	$2.614	$4.508	$3.985
December 31 units	361,884	388,714	435,635	462,043	560,576	571,383	586,599	676,538	705,016	740,251
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARES SUB-ACCOUNT
May 1, 2000 value (initial public offering) $10.000
December 31 value	$10.764	$11.276	$10.079	$7.608	$6.890	$6.925	$6.116	$4.637	$7,171	$6.748
December 31 units	266,177	347,810	395,334	434,658	430,441	441,443	474,717	509,371	498,242	406,047

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006

DREYFUS STOCK INDEX FUND, INC. - SERVICE SHARES SUB-ACCOUNT
May 1, 2003 value (initial public offering) $10.000
December 31 value	$22.784	$22.906	$20.538	$15.814	$13.888	$13.859	$12.270	$9.872	$15.973	$15.429
December 31 units	514,567	606,994	706,144	718,522	804,234	838,562	864,042	887,114	860,903	772,261
DREYFUS VIF - APPRECIATION PORTFOLIO - INITIAL SHARES SUB-ACCOUNT
May 1, 2000 value (initial public offering) $10.000
December 31 value	$15.268	$15.875	$14.894	$12.472	$11.453	$10.654	$9.369	$7.752	$11.160	$10.564
December 31 units	214,506	232,456	261,950	283,270	315,220	354,607	380,664	414,103	495,944	588,189
DREYFUS VIF - QUALITY BOND PORTFOLIO - INITIAL SHARES SUB-ACCOUNT
May 1, 2000 value (initial public offering) $10.000
December 31 value	$16.794	$17.317	$16.758	$17.260	$16.360	$15.500	$14.503	$12.794	$13.541	$13.263
December 31 units	152,473	180,737	213,358	230,370	249,731	274,775	298,365	343,626	420,173	441,156
FEDERATED HIGH INCOME BOND FUND II - PRIMARY SHARES SUB-ACCOUNT
January 25, 1996 value (initial public offering) $9.870
December 31 value	$24.867	$25.883	$25.560	$24.228	$21.422	$20.655	$18.257	$12.113	$16.598	$16.276
December 31 units	79,618	90,831	107,312	112,548	125,011	140,735	155,879	176,828	224,049	265,091
FEDERATED MANAGED VOLATILITY FUND II SUB-ACCOUNT
January 25, 1996 value (initial public offering) $11.110
December 31 value	$22.002	$24.136	$23.555	$19.621	$17.524	$16.961	$15.345	$12.131	$15.451	$15.062
December 31 units	35,009	38,423	45,038	53,729	68,096	84,547	102,348	128,347	159,479	182,071
FIDELITY VIP ASSET MANAGER PORTFOLIO - INITIAL CLASS SUB-ACCOUNT
May 1, 2003 value (initial public offering) $10.000
December 31 value	$18.174	$18.404	$17.635	$15.456	$13.935	$14.502	$12.871	$10.109	$14.382	$12.628
December 31 units	9,853	14,506	20,003	20,805	24,135	24,976	27,851	27,715	25,325	29,800
FIDELITY VIP CONTRAFUND PORTFOLIO - INITIAL CLASS SUB-ACCOUNT
May 1, 1998 value (initial public offering) $10.000
December 31 value	$28.811	$29.022	$26.291	$20.308	$17.691	$18.404	$15.922	$11.898	$20.990	$18.103
December 31 units	1,135,864	1,276,546	1,417,492	1,486,095	1,585,800	1,630,277	1,687,798	1,673,409	1,745,798	1,906,667
FIDELITY VIP EQUITY-INCOME PORTFOLIO - INITIAL CLASS SUB-ACCOUNT
May 1, 2003 value (initial public Offering) $10.000
December 31 value	$20.895	$22.064	$20.581	$16.286	$14.080	$14.140	$12.453	$9.699	$17.152	$17.133
December 31 units	347,208	394,988	432,898	450,282	509,239	539,759	582,965	579,160	567,663	567,597
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2 SUB-ACCOUNT
May 1 value (initial public offering)								$10.000
December 31 value	$12.514	$12.758	$12.415	$11.123	$10.109	$10.295	$9.276	$7.589
December 31 units	1,454	2,789	1,260	1,452	2,983	7,360	5,611	2,395
FIDELITY VIP FREEDOM 2015 PORTFOLIO - SERVICE CLASS 2 SUB-ACCOUNT
May 1 value (initial public offering)								$10.000
December 31 value	$12.507	$12.748	$12.377	$11.000	$9.969	$10.161	$9.136	$7.411
December 31 units	20,111	25,242	35,788	27,715	22,005	9,062	5,681	1,194
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2 SUB-ACCOUNT
May 1 value (initial public offering)								$10.000
December 31 value	$12.380	$12.612	$12.228	$10.724	$9.618	$9.876	$8.760	$6.911
December 31 units	40,664	85,812	144,645	133,085	66,388	65,864	59,721	57,127
FIDELITY VIP FREEDOM 2025 PORTFOLIO - SERVICE CLASS 2 SUB-ACCOUNT
May 1 value (initial public offering)								$10.000
December 31 value	$12.869	$13.117	$12.686	$10.746	$9.493	$9.858	$8.658	$6.764
December 31 units	66,386	48,983	31,562	25,359	21,069	17,333	14,309	—

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006

FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2 SUB-ACCOUNT
May 1 value (initial public offering)								$10.000
December 31 value	$12.524	$12.769	$12.362	$10.326	$9.092	$9.488	$8.302	$6.418
December 31 units	78,353	66,296	37,831	34,414	29,526	19,287	10,484	9,793
FIDELITY VIP FREEDOM INCOME FUND PORTFOLIO - SERVICE CLASS 2 SUB-ACCOUNT
May 1 value (initial public offering)								$10.000
December 31 value	$11.549	$11.779	$11.537	$11.120	$10.613	$10.615	$10.036	$8.878
December 31 units	9,104	7,582	8,824	11,883	21,306	11,015	4,856	5,249
FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO - SERVICE CLASS 2 SUB-ACCOUNT (formerly known as Fidelity VIP Money Market Portfolio)
December 2, 2004 value (initial public offering) $10.000
December 31 value	$10.003	$10.143	$10.285	$10.429	$10.575	$10.723	$10.866	$10.967	$10.822	$10.457
December 31 units	911,064	1,024,219	900,289	906,707	962,395	806,175	868,587	561,227	307,919	161,990
FIDELITY VIP GROWTH PORTFOLIO - INITIAL CLASS SUB-ACCOUNT
May 1, 2000 value (initial public offering) $10.000
December 31 value	$12.450	$11.780	$10.734	$7.984	$7.060	$7.144	$5.835	$4.612	$8.853	$7.072
December 31 units	1,090,842	1,211,774	1,336,097	1,443,160	1,559,146	1,692,570	1,877,698	2,057,295	2,191,488	2,440,339
FIDELITY VIP GROWTH & INCOME PORTFOLIO - INITIAL CLASS SUB-ACCOUNT
May 1, 2000 value (initial public offering) $10.000
December 31 value	$16.094	$16.701	$15.331	$11.640	$9.956	$9.936	$8.772	$6.993	$12.165	$11.003
December 31 units	360,803	416,588	458,717	493,108	559,126	606,112	639,690	686,874	703,862	721,884
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO - INITIAL CLASS SUB-ACCOUNT
May 1, 1998 value (initial public offering) $10.000
December 31 value	$16.384	$15.733	$14.220	$10.457	$8.866	$8.789	$7.203	$5.008	$11.291	$9.296
December 31 units	207,655	235,355	259,245	284,892	324,445	356,902	404,328	444,895	520,527	599,770
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2 SUB-ACCOUNT
April 28, 2005 value (initial public offering) $10.046
December 31 value	$21.566	$22.232	$21.263	$15.870	$14.049	$15.981	$12.604	$9.146	$15.358	$13.505
December 31 units	342,753	394,291	464,315	492,608	517,354	518,877	505,863	483,002	380,222	273,628
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2 SUB-ACCOUNT
May 1 value (initial public offering)								$10.000
December 31 value	$9.267	$9.098	$10.061	$7.838	$6.604	$8.101	$7.281	$5.850
December 31 units	25,974	27,218	23,420	20,491	32,438	24,456	10,887	2,802
FRANKLIN FLEX CAP GROWTH VIP FUND - CLASS 2 SUB-ACCOUNT
April 28, 2005 value (initial public offering) $10.064
December 31 value	$18.602	$18.075	$17.276	$12.743	$11.827	$12.599	$10.996	$8.386	$13.147	$11.663
December 31 units	22,444	21,446	27,062	29,145	28,877	24,453	23,397	15,024	11,218	10,031
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - CLASS 2 SUB-ACCOUNT
May 1 value (initial public offering)								$10.000
December 31 value	$11.744	$12.698	$12.521	$10.259	$9.021	$9.291	$8.545	$6.653
December 31 units	45,062	37,886	35,321	33,486	36,336	32,920	37,126	16,627
FRANKLIN INCOME VIP FUND - CLASS 2 SUB-ACCOUNT
December 2, 2004 value (initial public offering) $10.000
December 31 value	$15.053	$16.424	$15.920	$14.169	$12.756	$12.634	$11.371	$8.504	$12.260	$11.984
December 31 units	381,707	399,714	423,587	410,622	427,245	458,228	453,416	455,019	423,710	256,378
FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2 SUB-ACCOUNT
May 1, 2002 value (initial public offering) $10.000
December 31 value	$17.557	$18.729	$17.730	$14.019	$12.444	$12.752	$11.630	$9.357	$15.087	$14.787
December 31 units	413,964	455,052	487,449	526,069	566,736	579,325	614,281	607,390	593,186	512,957

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006

FRANKLIN SMALL CAP VALUE VIP FUND - CLASS 2 SUB-ACCOUNT
April 28, 2005 value (initial public offering) $10.061
December 31 value	$18.177	$19.903	$20.069	$14.939	$12.797	$13.484	$10.664	$8.373	$12.677	$13.170
December 31 units	436,042	497,394	520,526	532,193	543,589	508,147	476,485	353,128	269,814	190,410
FRANKLIN SMALL MID-CAP GROWTH VIP FUND - CLASS 2 SUB-ACCOUNT
May 1, 1999 value (initial public offering) $10.000
December 31 value	$12.896	$13.435	$12.677	$9.305	$8.513	$9.071	$7.208	$5.091	$8.978	$8.185
December 31 units	338,593	378,828	411,756	473,981	528,007	588,542	612,651	619,243	666,231	735,170
FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND - CLASS 2 SUB-ACCOUNT
May 1, 1999 value (initial public offering) $10.000
December 31 value	$15.938	$16.087	$15.780	$16.368	$16.292	$15.633	$15.058	$14.812	$13.961	$13.282
December 31 units	503,792	635,611	681,810	677,844	674,140	733,549	757,557	809,465	831,876	741,963
TEMPLETON DEVELOPING MARKETS VIP FUND - CLASS 2 SUB-ACCOUNT
May 1, 2000 value (initial public offering) $10.000
December 31 value	$15.981	$20.157	$22.314	$22.839	$20.468	$24.668	$21.274	$12.500	$26.803	$21.107
December 31 units	106,280	123,393	152,466	173,671	195,187	214,821	223,664	219,489	222,156	206,618
TEMPLETON GLOBAL BOND VIP FUND - CLASS 2 SUB- ACCOUNT
April 28, 2015 value (initial public offering) $10.013
December 31 value	$17.394	$18.433	$18.356	$18.316	$16.143	$16.514	$14.633	$12.503	$11.938	$10.907
December 31 units	423,839	490,376	547,632	554,935	552,458	466,424	356,507	280,417	132,745	45,542
TEMPLETON GROWTH VIP FUND - CLASS 2 SUB-ACCOUNT
May 1, 2002 value (initial public offering) $10.000
December 31 value	$14.983	$16.249	$16.955	$13.143	$11.010	$12.002	$11.333	$8.766	$15.413	$15.273
December 31 units	437,511	472,355	465,148	485,647	508,787	487,278	491,961	467,717	449,320	408,888
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I SUB-ACCOUNT
April 28 value (initial public offering)										$10.000
December 31 value	$12.975	$12.530	$11.718	$8.480	$7.639	$8.412	$7.387	$6.187	$10.910	$9.879
December 31 units	378,397	423,378	467,736	515,725	569,332	593,389	659,799	720,668	805,764	969,657
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II SUB-ACCOUNT
April 28, 2005 value (initial public offering) $10.111
December 31 value	$15.684	$15.184	$14.235	$10.326	$9.330	$10.297	$9.064	$7.614	$13.458	$12.216
December 31 units	76,256	75,935	72,529	75,956	77,179	82,274	91,608	89,392	54,717	9,992
INVESCO V.I. GLOBAL HEALTH CARE FUND - SERIES I SUB-ACCOUNT
May 1, 2003 value (initial public offering) $10.000
December 31 value	$28.699	$28.211	$23.907	$17.250	$14.470	$14.116	$13.595	$10.798	$15.342	$13.910
December 31 units	11,100	13,419	15,452	18,163	20,636	29,199	32,450	37,141	47,088	55,602
INVESCO V.I. GLOBAL REAL ESTATE FUND - SERIES I SUB-ACCOUNT
May 1, 1998 value (initial public offering) $10.000
December 31 value	$31.961	$32.899	$29.107	$28.738	$22.747	$24.673	$21.292	$16.416	$30.077	$32.292
December 31 units	146,468	169,792	192,927	217,325	239,437	280,705	314,516	317,660	397,922	506,920
INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES I SUB ACCOUNT (2)
May 1, 2003 value (initial public offering) $10.000
December 31 value	$26.692	$27.717	$28.015	$23.871	$20.954	$22.785	$20.473	$15.351	$26.112	$23.084
December 31 units	46,859	57,576	67,211	71,600	78,985	86,709	91,769	95,612	97,719	97,993
INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II SUB ACCOUNT
March 15 value (initial public offering)										$10.000
December 31 value	$13.290	$13.839	$14.022	$11.977	$10.539	$11.491	$10.348	$7.778	$13.268	$11.757
December 31 units	941,777	1,073,595	1,032,846	987,146	923,445	808,161	718,970	608,320	363,701	96,051

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006

INVESCO V.I. MID CAP GROWTH FUND - SERIES I SUB-ACCOUNT (2)
May 1, 2003 value (initial public offering) $10.000
December 31 value	$24.809	$24.859	$23.334	$17.270	$15.636	$17.079	$14.581	$10.386	$19.883	$18.192
December 31 units	3,996	5,339	5,808	7,411	11,295	14,045	15,819	18,107	17,778	17,782
INVESCO V.I. MID CAP GROWTH FUND - SERIES II SUB-ACCOUNT
March 15 value (initial public offering)										$10.000
December 31 value	$14.142	$14.193	$13.365	$9.922	$8.994	$9.846	$8.428	$6.019	$11.546	$10.592
December 31 units	27,448	37,373	45,647	48,749	58,799	65,612	70,993	64,180	63,423	49,390
INVESCO V.I. SMALL CAP EQUITY FUND - SERIES II SUB-ACCOUNT
May 1 value (initial public offering)								$10.000
December 31 value	$14.802	$15.925	$15.820	$11.703	$10.442	$10.695	$8.459	$7.095
December 31 units	26,287	25,439	27,292	23,279	18,925	9,538	5,936	1,409
JPMORGAN INSURANCE TRUST MID CAP VALUE PORTFOLIO - CLASS 1 SUB-ACCOUNT
May 1 value (initial public offering)							$11.744
December 31 value	$31.336	$32.644	$28.760	$22.044	$18.572	$18.435	$15.143
December 31 units	215,084	241,550	269,278	271,715	278,788	276,981	286,908
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO - CLASS 1 SUB-ACCOUNT
May 1 value (initial public offering)							$5.822
December 31 value	$14.558	$14.636	$13.031	$9.701	$8.363	$8.642	$7.716
December 31 units	109,912	137,123	151,403	162,380	174,543	184,815	205,475
MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET ALLOCATION PORTFOLIO - CLASS II SUB-ACCOUNT (3)
May 1 value (initial public offering)								$10.000
December 31 value	$11.335	$11.830	$11.483	$9.859	$8.755	$9.350	$8.230	$6.557
December 31 units	205,604	207,587	217,397	224,681	263,019	255,978	230,416	138,585
MORNINGSTAR BALANCED ETF ASSET ALLOCATION PORTFOLIO - CLASS II SUB-ACCOUNT (3)
May 1 value (initial public offering)								$10.000
December 31 value	$11.598	$12.029	$11.672	$10.581	$9.684	$9.908	$9.001	$7.637
December 31 units	705,150	724,019	718,875	753,509	761,566	603,700	352,033	34,441
MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION PORTFOLIO - CLASS II SUB-ACCOUNT (3)
May 1 value (initial public offering)								$10.000
December 31 value	$10.911	$11.201	$11.053	$10.928	$10.534	$10.357	$9.873	$9.247
December 31 units	26,487	34,913	39,345	43,795	43,488	36,118	26,928	1,733
MORNINGSTAR GROWTH ETF ASSET ALLOCATION PORTFOLIO - CLASS II SUB-ACCOUNT (3)
May 1 value (initial public offering)								$10.000
December 31 value	$11.575	$12.041	$11.676	$10.160	$9.125	$9.607	$8.556	$6.961
December 31 units	454,388	462,424	466,006	460,582	405,952	337,600	194,864	27,677
MORNINGSTAR INCOME AND GROWTH ETF ASSET ALLOCATION PORTFOLIO - CLASS II SUB-ACCOUNT (3)
May 1 value (initial public offering)								$10.000
December 31 value	$11.239	$11.592	$11.380	$10.752	$10.109	$10.141	$9.445	$8.454
December 31 units	164,449	177,803	169,974	163,657	169,244	138,604	80,933	11,770
NEUBERGER BERMAN AMT GUARDIAN PORTFOLIO - CLASS S SUB-ACCOUNT
May 1 value (initial public offering)								$10.000
December 31 value	$14.226	$15.205	$14.161	$10.360	$9.331	$9.763	$8.324	$6.518
December 31 units	10,039	9,590	7,912	5,868	7,920	6,848	5,719	5,076
NEUBERGER BERMAN AMT MID CAP GROWTH PORTFOLIO - CLASS S SUB-ACCOUNT
May 1 value (initial public offering)								$10.000
December 31 value	$15.323	$15.386	$14.539	$11.146	$10.083	$10.199	$8.033	$6.202
December 31 units	43,418	44,218	50,878	52,287	48,429	47,005	43,714	23,828

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006

NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO - CLASS S SUB-ACCOUNT
May 1 value (initial public offering)								$10.000
December 31 value	$14.189	$15.729	$14.047	$10.420	$9.159	$9.955	$8.013	$5.560
December 31 units	4,059	4,103	3,345	2,457	2,923	3,431	2,069	—
PIMCO ALL ASSET PORTFOLIO - ADVISOR CLASS SUB-ACCOUNT
April 28, 2005 value (initial public offering) $10.008
December 31 value	$12.644	$14.119	$14.254	$14.439	$12.754	$12.689	$11.387	$9.510	$11.469	$10.751
December 31 units	40,105	47,312	55,977	53,789	54,753	48,204	36,300	22,161	14,588	17,780
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO - ADMINISTRATIVE CLASS SUB-ACCOUNT
April 28, 2005 value (initial public offering) $9.920
December 31 value	$5.670	$7.740	$9.622	$11.439	$11.007	$12.075	$9.833	$7.046	$12.712	$10.461
December 31 units	404,803	398,753	420,683	336,826	303,371	296,982	298,984	239,853	192,212	145,969
PIONEER BOND VCT PORTFOLIO - CLASS I SUB-ACCOUNT
February 11, 1994 value (initial public offering) $16.217
December 31 value	$38.767	$39.196	$37.476	$37.623	$35.086	$33.709	$31.294	$26.980	$27.535	$26.205
December 31 units	70,864	80,459	88,432	96,259	105,581	117,620	132,369	153,308	187,451	217,260
PIONEER EMERGING MARKETS VCT PORTFOLIO - CLASS II SUB-ACCOUNT
December 2, 2004 value (initial public offering) $10.000
December 31 value	$12.231	$14.690	$17.084	$17.713	$16.087	$21.358	$18.734	$10.917	$26.553	$18.904
December 31 units	164,567	176,668	177,430	170,589	160,921	163,437	159,022	140,560	129,290	96,275
PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SUB-ACCOUNT
December 2, 2004 value (initial public offering) $10.000
December 31 value	$18.152	$18.367	$16.518	$13.002	$11.990	$11.496	$9.778	$8.706	$12.700	$12.810
December 31 units	501,115	582,103	599,253	546,121	501,568	403,502	344,220	271,283	242,577	147,363
PIONEER FUND VCT PORTFOLIO - CLASS I SUB-ACCOUNT
February 11, 1994 value (initial public offering) $24.528
December 31 value	$80.747	$81.936	$74.834	$56.937	$52.378	$55.504	$48.511	$39.293	$60.622	$58.560
December 31 units	423,736	474,825	544,196	598,723	676,661	745,640	845,050	963,940	1,130,394	1,341,636
PIONEER HIGH YIELD VCT PORTFOLIO - CLASS II SUB-ACCOUNT
December 2, 2005 value (initial public offering) $10.000
December 31 value	$14.794	$15.667	$15.935	$14.451	$12.661	$13.104	$11.292	$7.145	$11.272	$10.825
December 31 units	134,274	156,025	154,443	138,212	133,960	120,210	104,662	93,574	71,285	19,265
PIONEER MID CAP VALUE VCT PORTFOLIO - CLASS I SUB-ACCOUNT
February 11, 1994 value (initial public offering) $10.073
December 31 value	$35.116	$37.942	$33.432	$25.471	$23.248	$24.983	$21.431	$17.306	$26.423	$25.381
December 31 units	188,684	213,780	252,194	275,923	316,792	353,698	399,310	454,540	538,761	633,805
PIONEER REAL ESTATE SHARES VCT PORTFOLIO - CLASS II SUB-ACCOUNT
April 28 value (initial public offering)										$10.000
December 31 value	$15.936	$15.462	$12.010	$11.995	$10.478	$9.681	$7.638	$5.888	$9.685	$12.141
December 31 units	247,205	311,686	324,312	297,173	290,812	281,497	282,324	213,271	158,789	61,478
PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO - CLASS I SUB-ACCOUNT
February 11, 1994 value (initial public offering) $13.910
December 31 value	$78.719	$78.549	$72.792	$51.817	$49.100	$50.943	$42.971	$30.144	$47.389	$49.990
December 31 units	456,569	517,732	584,431	656,462	744,757	812,286	921,763	1,023,845	1,210,224	1,473,487
PIONEER STRATEGIC INCOME VCT PORTFOLIO - CLASS II SUB-ACCOUNT
December 2 , 2004 value (initial public offering) $10.000
December 31 value	$14.857	$15.300	$14.959	$15.032	$13.709	$13.687	$12.460	$9.774	$11.228	$10.725
December 31 units	519,786	547,603	572,537	551,664	496,790	375,694	276,227	198,836	130,537	38,174

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006

VOYA GLOBAL EQUITY PORTFOLIO CLASS S SUB-ACCOUNT (4)(5)
January 25, 1996 value (initial public offering) $11.330
December 31 value	$28.382	$31.243	$35.919	$32.064	$33.470	$37.361	$31.146	$22.969	$39.480	$30.101
December 31 units	22,038	25,472	31,230	34,982	41,828	46,877	53,544	59,943	75,620	90,613
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO CLASS I SUB-ACCOUNT
January 25, 1996 value (initial public offering) $10.350
December 31 value	$19.547	$23.476	$23.543	$25.262	$21,469	$26.567	$22.333	$13.166	$27.335	$19.972
December 31 units	23,611	32,297	45,853	54,189	58,443	63,553	77,533	96,211	112,873	131,382
The table below shows the Accumulation Unit values and the total number of Accumulation Units outstanding for those Sub-accounts which had assets invested in the optional benefits under the contract as of December 31, 2015 . There are no contracts issued with both the GMDB and EEB elected.

	With GMDB		With EEB
	Dec. 31st value	Dec. 31st units	Dec. 31st value	Dec. 31st units
AMERICAN CENTURY VP BALANCED FUND CLASS I SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.000
2005	$11.957	6	—	—
2006	$12.900	39	$12.917	68
2007	$13.320	36	$13.345	195
2008	$10.444	32	$10.468	334
2009	$11.869	29	$11.903	456
2010	$13.040	29	$13.083	456
2011	$13.518	29	$13.570	456
2012	$14.872	29	$14.937	456
2013	$17.187	29	$17.271	456
2014	$18.581	29	$18.680	456
2015	$17.815	29	$17.920	456
AMERICAN CENTURY VP INTERNATIONAL FUND CLASS I SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.000
2006	$11.432	1	$11.448	146
2007	$13.281	36	$13.306	389
2008	$7.212	37	$7.228	687
2009	$9.493	6	$9.520	999
2010	$10.585	8	$10.620	999
2011	$9.163	10	$9.198	999
2012	$10.925	12	$10.972	999
2013	$13.161	13	$13.225	999
2014	$12.239	15	$12.304	999
2015	$12.136	—	$12.207	999
AMERICAN CENTURY VP LARGE COMPANY VALUE FUND CLASS II FUND SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.125
2006	$12.812	26
2007	$12.437	125
2008	$7.660	129
2009	$9.039	134
2010	$9.856	41
2011	$9.782	45
2012	$11.203	48
2013	$14.447	51

	With GMDB		With EEB
	Dec. 31st value	Dec. 31st units	Dec. 31st value	Dec. 31st units
2014	$16.034	53
2015	$15.140	55
AMERICAN CENTURY VP ULTRA® FUND CLASS I SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.000
2006			$12.353	28
2007			$14.718	79
2008			$8.480	138
2009			$11.229	195
2010			$12.835	195
2011			$12.772	195
2012			$14.327	195
2013			$19.336	195
2014			$20.942	195
2015			$21.913	195
DREYFUS VIF - APPRECIATION PORTFOLIO - INITIAL SHARES SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.000
2006	$10.508	79
2007	$11.078	151
2008	$7.680	223
2009	$9.263	223
2010	$10.513	223
2011	$11.279	223
2012	$12.257	223
2013	$14.608	223
2014	$15.540	223
2015	$14.915	223
DREYFUS IP - MIDCAP STOCK PORTFOLIO - INITIAL SHARES SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.000
2005	$13.083	5
2006	$13.874	35
2007	$13.857	35
2008	$8.125	35
2009	$10.835	30
2010	$13.552	30
2011	$13.390	30
2012	$15.770	30
2013	$20.951	30
2014	$23.111	30
2015	$22.224	30
DREYFUS STOCK INDEX FUND, INC. - SERVICE SHARES SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.000
2005	$13.535	7
2006	$15.347	11	$15.367	87
2007	$15.856	76	$15.885	245
2008	$9.780	125	$9.803	441
2009	$12.132	182	$12.166	637
2010	$13.675	177	$13.721	637
2011	$13.677	224	$13.729	637
2012	$15.542	172	$15.609	637
2013	$20.144	94	$20.242	637

	With GMDB		With EEB
	Dec. 31st value	Dec. 31st units	Dec. 31st value	Dec. 31st units
2014	$22.423	96	$22.543	637
2015	$22.258	75	$22.389	637
FIDELITY VIP CONTRAFUND PORTFOLIO - INITIAL CLASS SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.000
2005	—	—
2006	$18.006	95
2007	$20.836	202
2008	$11.787	243
2009	$15.743	197
2010	$18.160	196
2011	$17.421	195
2012	$19.959	193
2013	$25.787	183
2014	$28.409	183
2015	$28.146	183
FIDELITY VIP EQUITY-INCOME PORTFOLIO - INITIAL CLASS SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.000
2005	$14.406	5
2006	$17.042	8	$17.064	37
2007	$17.026	12	$17.058	103
2008	$9.609	17	$9.631	192
2009	$12.313	19	$12.348	284
2010	$13.953	25	$14.000	284
2011	$13.865	30	$13.919	284
2012	$16.006	35	$16.076	284
2013	$20.186	39	$20.284	284
2014	$21.598	41	$21.713	284
2015	$20.412	—	$20.532	284
FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO - SERVICE CLASS 2 SUB-ACCOUNT
December 2, 2004 value (initial public offering) $10.000
2005	$10.115	220
2006	$10.414	806
2007	$10.756	214	$10.772	—
2008	$10.878	211	$10.900	—
2009	$10.756	343	$10.784	172
2010	$10.593	129	$10.625	167
2011	$10.427	23	$10.464	161
2012	$10.262	20	$10.303	156
2013	$10.100	18	$10.146	150
2014	$9.940	59	$9.991	144
2015	$9.784	56	$9.838	138
FIDELITY VIP GROWTH & INCOME PORTFOLIO - INITIAL CLASS SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.000
2005	—	—
2006	$10.945	3
2007	$12.076	8
2008	$6.928	13
2009	$8.673	20
2010	$9.805	27
2011	$9.804	32

	With GMDB		With EEB
	Dec. 31st value	Dec. 31st units	Dec. 31st value	Dec. 31st units
2012	$11.440	37
2013	$15.037	41
2014	$16.348	44
2015	$15.723	—
FIDELITY VIP MID-CAP PORTFOLIO - SERVICE CLASS 2 SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.046
2006	$13.460	58
2007	$15.276	65
2008	$9.079	73
2009	$12.487	84
2010	$15.800	92
2011	$13.862	99
2012	$15.628	106
2013	$20.897	112
2014	$21.806	116
2015	$21.110	76
FRANKLIN INCOME VIP FUND - CLASS 2 SUB-ACCOUNT
December 2, 2004 value (initial public offering) $10.000
2005	$10.255	650
2006	$11.934	678
2007	$12.185	883
2008	$8.435	879
2009	$11.256	751
2010	$12.481	30
2011	$12.577	31
2012	$13.942	33
2013	$15.634	34
2014	$16.096	34
2015	$14.723	36
FRANKLIN SMALL CAP VALUE VIP FUND - CLASS 2 SUB-ACCOUNT
April 28, 2005 value (initial public offering) $10.061
2006	$13.126	81
2007	$12.609	167
2008	$8.312	231
2009	$10.565	236
2010	$13.332	239
2011	$12.627	242
2012	$14.711	244
2013	$19.724	219
2014	$19.522	221
2015	$17.793	223
FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND - CLASS 2 SUB-ACCOUNT
December 2, 2004 value (initial public offering) $10.000
2006			$13.229	103
2007			$13.885	299
2008			$14.709	485
2009			$14.931	622
2010			$15.478	622
2011			$16.106	622
2012			$16.157	622

	With GMDB		With EEB
	Dec. 31st value	Dec. 31st units	Dec. 31st value	Dec. 31st units
2013			$15.552	622
2014			$15.831	622
2015			$15.662	622
TEMPLETON DEVELOPING MARKETS VIP FUND - CLASS 2 SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.000
2010	$24.341	275
2011	$20.156	275
2012	$22.447	275
2013	$21.887	—
2014	$19.732	—
2015	$15.612	—
INVESCO V.I. GLOBAL REAL ESTATE FUND - SERIES I SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.000
2005	$22.887	2
2006	$32.120	25
2007	$29.857	25
2008	$16.264	25
2009	$21.051	24
2010	$24.346	24
2011	$22.401	24
2012	$28.243	24
2013	$28.549	24
2014	$32.204	24
2015	$31.223	24
INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II SUB-ACCOUNT (2)
March 15, 2006 value (initial public offering) $10.000
2006	$11.739	126	$11.743	40
2007	$13.220	275	$13.232	106
2008	$7.735	527	$7.746	187
2009	$10.270	700	$10.289	266
2010	$11.381	469	$11.408	266
2011	$10.417	530	$10.448	266
2012	$11.816	468	$11.856	266
2013	$13.805	368	$13.859	266
2014	$13.598	374	$13.658	266
2015	$13.032	421	$13.096	266
INVESCO V.I. MID CAP GROWTH FUND - SERIES II SUB-ACCOUNT (2)
March 15, 2006 value (initial public offering) $10.000
2006			$10.580	42
2007			$11.515	115
2008			$5.994	213
2009			$8.380	311
2010			$9.776	311
2011			$8.916	311
2012			$9.821	311
2013			$13.210	311
2014			$14.007	311
2015			$13.935	311

	With GMDB		With EEB
	Dec. 31st value	Dec. 31st units	Dec. 31st value	Dec. 31st units
JPMORGAN INSURANCE TRUST MID CAP VALUE PORTFOLIO- CLASS 1 SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.000
2006	$18.122	19	$18.146	34
2007	$18.271	111	$18.304	96
2008	$12.009	116	$12.037	174
2009	$14.972	122	$15.014	249
2010	$18.190	58	$18.251	249
2011	$18.289	62	$18.359	249
2012	$21.665	65	$21.759	249
2013	$28.209	48	$28.345	249
2014	$31.955	51	$32.126	249
2015	$30.612	35	$30.792	249
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO - ADMINISTRATIVE CLASS SUB-ACCOUNT
April 28, 2005 value (initial public offering) $9.920
2005	$10.933	3
2006	$10.426	3	$10.435	32
2007	$12.644	3	$12.661	93
2008	$6.994	3	$7.007	150
2009	$9.742	—	$9.764	217
2010	—	—	$11.972	217
2011	—	—	$10.898	217
2012	—	—	$11.308	217
2013	—	—	$9.497	217
2014			$7.628	217
2015			$5.580	217
PIONEER EMERGING MARKETS VCT PORTFOLIO - CLASS II SUB-ACCOUNT
December 2, 2004 value (initial public offering) $10.000
2006	$18.826	661
2007	$26.390	682
2008	$10.828	682
2009	$18.545	682
2010	$21.099	397
2011	$15.861	399
2012	$17.429	401
2013	$16.776	74
2014	$14.397	76
2015	$11.963	79
PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SUB-ACCOUNT
December 2, 2004 value (initial public offering) $10.000
2006	$12.757	26
2007	$12.622	57
2008	$8.635	62
2009	$9.679	65
2010	$11.357	69
2011	$11.822	72
2012	$12.793	74
2013	$16.221	49
2014	$18.001	51
2015	$17.754	53

	With GMDB		With EEB
	Dec. 31st value	Dec. 31st units	Dec. 31st value	Dec. 31st units
PIONEER HIGH YIELD VCT PORTFOLIO - CLASS II SUB-ACCOUNT
December 2, 2004 value (initial public offering) $10.000
2007	$11.203	20
2008	$7.087	19
2009	$11.178	—
2010	$12.946	492
2011	$12.483	492
2012	$14.219	492
2013	$15.648	—
2014	$15.355	—
2015	$14.469	—
PIONEER REAL ESTATE SHARES VCT PORTFOLIO - CLASS II SUB-ACCOUNT
April 28, 2005 value (initial public offering) $10.000
2006			$12.129	30
2007	$9.652	77	$9.661	88
2008	$5.856	77	$5.864	170
2009	$7.582	77	$7.596	267
2010			$9.613	267
2011			$10.389	267
2012			$11.875	267
2013			$11.872	267
2014			$15.262	267
2015			$15.706	267

(1)
On or about April 30, 2011, the Calvert VP Balanced Index Portfolio was merged into the Calvert VP SRI Balanced Portfolio. Information shown in this table for years prior to 2011 is for the Calvert VP Balanced Index Portfolio.

(2)
Due to an administrative error, prior to March 15, 2006 instead of purchasing Series II shares of Invesco V.I. International Growth Fund and Invesco V.I. Mid Cap Growth Fund (formerly Invesco Van Kampen V.I. Mid Cap Growth Fund), we were purchasing and redeeming Series I shares of Invesco V.I. International Growth Fund and Invesco V.I. Mid Cap Growth Fund. Due to this error, the December 31 value and units were previously shown for years 2003 through 2005 under the Series II shares of the Funds, however, the information has now been reported under Series I shares.

(3)	On or about April 30, 2016, ALPS Variable Investment Trust renamed the Ibbotson ETF Portfolios with new branding to reflect the Morningstar name.

(4)
On or about March 6, 2015, the Voya Global Resources Portfolio was reorganized into the Voya Global Value Advantage Portfolio. Information shown in this table for years prior to 2015 is for the Voya Global Resources Portfolio.

(5)	On or about May 1, 2016, the Voya Global Value Advantage Portfolio was renamed the Voya Global Equity Portfolio.

SPINNAKER® VARIABLE ANNUITY
STATEMENT OF ADDITIONAL INFORMATION
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
issued by
SYMETRA SEPARATE ACCOUNT C
and
SYMETRA LIFE INSURANCE COMPANY

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the prospectus for the Individual Flexible Premium Deferred Variable Annuity Contract.
The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the prospectus, call 1-800-796-3872 or write to Symetra Life Insurance Company, P.O. Box 305156 Nashville, TN 37230-5156.
This SAI and the prospectus are both dated May 1, 2016 .

GENERAL INFORMATION
Terms and phrases used in this SAI have the meaning given to them in the prospectus.
Symetra Life Insurance Company (“Symetra Life”, “we”, and “us”), is a wholly-owned subsidiary of Symetra Financial Corporation, a holding company, the subsidiaries of which are engaged primarily in insurance and financial services businesses. Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington State law on January 23, 1957. Effective July 1, 2014, Symetra Life Insurance Company changed its state of domicile from Washington to Iowa and became an Iowa stock life insurance company.
We established Symetra Separate Account C (“the Separate Account”) to hold assets that underlie contract values invested in a number of different variable annuity contracts. The Separate Account meets the definition of “separate account” under Iowa State law and under the federal securities laws. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. We maintain records of all Separate Account purchases and redemptions of the shares of the Sub-accounts.

Accumulation Units and variable annuity payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it. Since the Separate Account is always fully invested in the shares of the Sub-accounts, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions. The contract Owner bears the entire investment risk. There can be no assurance that the aggregate value in the contract and amount of variable annuity payments will equal or exceed the Purchase Payments made under the contract.

SERVICES
Experts
The consolidated financial statements of Symetra Life Insurance Company as of December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015, and the financial statements of Symetra Separate Account C as of December 31, 2015, and for each of the two years in the period ended December 31, 2015, appearing in the SAI of the Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
Independent Registered Public Accounting Firm
The principal business address of Ernst  & Young LLP is 999 Third Avenue, Suite 3500, Seattle, WA 98104-4086.

PURCHASE OF CONTRACTS
The contracts will be sold by licensed insurance agents in states where the contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of Financial Industry Regulatory Authority (“FINRA”).
UNDERWRITER
Symetra Securities, Inc. (“SSI”), an affiliate of Symetra Life, acts as the principal underwriter for the contracts pursuant to an underwriter’s agreement with us. SSI is located at 777 108 th Avenue NE, Suite 1200, Bellevue, WA 98004. The contracts issued by the Separate Account are offered on a continuous basis. For the years ended December 31, 2015, 2014, and 2013, SSI received $2,458,073, $2,644,839, and $3,422,923, in commissions for the distribution of all annuity contracts funded through the Separate Account. SSI does not retain any portion of the commissions.

ADDITIONAL TAX INFORMATION
Note
The following description is based upon Symetra Life’s understanding of current federal income tax law applicable to annuities in general. Tax laws are complex and subject to change. We cannot predict the probability that any changes in the interpretation of the laws, or the laws themselves, will occur. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as “annuity contracts” under federal income tax laws. It should be further understood that the following

2

discussion is not exhaustive and that special rules not described in this SAI or the prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.
General
Section 72 of the Internal Revenue Code of 1986, as amended, (“the Code”) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a contract until distribution occurs, either in the form of a lump sum payment, a withdrawal, or as annuity payments under the option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is generally taxed on the portion of the payment that exceeds the cost basis in the contract. For a partial withdrawal payment, the recipient is taxed as if earnings are withdrawn first before the cost basis of the contract is withdrawn. The cost basis is generally the amount of non-deductible Purchase Payments which for qualified contracts may be zero. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.
For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period certain or refund feature) bears to the expected return under the contract. The exclusion amount for payments based on a variable annuity is determined by dividing the cost basis of the contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the contract has been recovered (i.e. when the total of the excludable amounts equals the investment in the contract) are generally fully taxable. For certain types of retirement plans there may be no cost basis in the contract within the meaning of Section 72 of the Code resulting in the annuity payments being fully includable in taxable income. Owners, payees and Beneficiaries under the contracts should seek competent financial advice about the tax consequences of any distributions.
Qualified Contracts
The following describes contracts offered to individual contract Owners in order to allow individuals to accumulate savings for retirement. If your contract is issued as an Individual Retirement Annuity (“IRA”) or Roth Individual Retirement Annuity (“Roth IRA”), then we will issue the contract with language intended to qualify the contract as an IRA or Roth IRA. We will also provide the necessary administrative procedures to administer the IRAs and Roth IRAs in accordance with IRS requirements governing the sponsors of IRAs and Roth IRAs subject to the accuracy and completeness of the information you provide us. For SEP IRAs and SIMPLE IRAs, certain IRS requirements and administrative procedures will be provided by your employer, and your contract may be subject to the terms of the SEP IRA or SIMPLE IRA plan. Contracts issued in connection with SEP IRAs and SIMPLE IRAs may include special provisions that may restrict or modify the contract provisions and administrative services in the prospectus. There are generally maximum amounts that can be contributed each year to IRAs. IRA Owners age 50 or older may be able to make additional “catch-up” Purchase Payments each year. If contributions are being made under a SEP or SIMPLE IRA, additional amounts may be contributed as permitted by the Code and the terms of the employer’s plan. Generally, rollovers and direct transfers will not be subject to such limitations. Purchase payments (except for rollovers and direct transfers) are generally not permitted after the calendar year in which you attain age 59 1/2.
Individual Retirement Annuities
Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional IRA. Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual’s gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. See IRS Publication 590 for additional details. Traditional IRAs include the SEP IRA and SIMPLE IRA. An employer can establish a SEP IRA or SIMPLE IRA for its employees. Under an employer’s SEP IRA or SIMPLE IRA, contributions for each eligible employee can be made under a contract issued as an IRA. Under certain conditions, distributions from other IRAs and other retirement plans may be rolled over or transferred on a tax deferred basis into an IRA. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.
Roth Individual Retirement Annuities
Section 408A of the Code permits eligible individuals to make nondeductible contributions to Roth IRAs. Section 408A includes limits on how much you may contribute to a Roth IRA and when distributions may commence. Qualified distributions from Roth IRAs are excluded from taxable gross income. Non-qualified distributions are

3

includable in taxable gross income only to the extent that they exceed the contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to the 10% penalty tax.
You may convert a traditional IRA to a Roth IRA. You will be required to include the taxable portion of the conversion in your taxable gross income, but you will not be required to pay the 10% penalty tax. However, a 10% penalty tax may apply to a conversion from an IRA if distributions occur during the five taxable years beginning with the year in which the conversion was made. You may wish to consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.
The following describes contracts offered to participants of employer-sponsored retirement plans. Owners, Annuitants and Beneficiaries are cautioned that benefits under a retirement plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Symetra Life’s administrative procedures. Contract Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Contracts issued in connection with retirement plans include special provisions that may restrict or modify the contract provisions and administrative services described in the prospectus. Generally, contracts issued pursuant to retirement plans are not transferable except upon surrender or annuitization. The tax rules regarding retirement plans are very complex and will have differing applications depending on individual facts and circumstances.
On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by Symetra Life in connection with retirement plans will utilize annuity purchase rate tables which do not differentiate on the basis of sex. Such annuity purchase rate tables will also be available for use in connection with certain non-qualified deferred compensation plans.
Roth TSAs
Section 402A of the Code permits an employee to designate their contributions to their TSAs as Roth TSA contributions if Roth TSA contributions are permitted by the employer. Many of the federal rules pertaining to Roth TSAs have not yet been finalized. The IRS has not issued guidance regarding issues that may arise with respect to allocation of contract income, expenses, gains and losses. It has also not issued guidance with regards to the allocation of certain charges for guarantees under annuity contracts. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Roth TSA. Roth TSA contributions are includable in gross income and are subject to the TSA limits discussed above. Non-qualified distributions are includable in taxable gross income only to the extent that they exceed the contributions made to the Roth TSA. The taxable portion of a non-qualified distribution may be subject to the 10% penalty tax. Roth TSA contributions are also subject to the same distribution restrictions and required minimum distributions as all other contributions in the plan. A 403(b) plan may allow amounts in non-Roth accounts that are eligible for distribution to be converted to Roth TSA accounts. In addition, beginning in 2013, plans may also allow conversion of amounts that are not eligible for distribution. Amounts converted to a Roth TSA are taxable as ordinary income in the year of conversion.
Deferred Compensation Plans (457 Plans)
Section 457 of the Code permits governmental and certain other tax exempt employers to establish deferred compensation plans for the benefit of their employees. The Code establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includable in the employees’ gross income until distributed from the plan. Generally, because contributions are on a before-tax basis, withdrawals are subject to income tax. Your employer may allow loans under governmental Section 457 plans. Special rules apply to deferred compensation plans. Owners should consult their own tax counsel or other tax advisor regarding any distributions.

 Tax Treatment of Withdrawals - Qualified Contracts
In addition to ordinary income tax, Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from certain retirement plans, including contracts issued and qualified under Code Sections 403(b) (Tax Sheltered Annuities and Roth Tax Sheltered annuities), 408 (Individual Retirement Annuities), and 408A (Roth Individual Retirement Annuities). To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible plan, no tax penalty will be imposed.

4

The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner reaches age 59 1/2; (b) distributions following the death or disability of the Owner (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of such Owner and his or her designated Beneficiary; (d) distributions made to the Owner who has separated from service after he or she has attained age 55; (e) distributions made to the Owner to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to qualified domestic relations order; (g) distributions made to pay health insurance premiums for an unemployed Owner; (h) distributions made to pay qualified higher education expenses; (i) distributions made to an Owner for first home purchases; (j) distributions due to an IRS levy; (k) “qualified reservist distributions” as defined by the Code; and (l) distributions to qualified public safety employees from a governmental defined benefit plan after attaining age 50 and separating from service. The exceptions stated in (d), and (f) above do not apply in the case of an IRA or Roth IRA. The exception stated in (c) above applies to an IRA and Roth IRA without the requirement that there be a separation from service. The exceptions stated in (g), (h), and (i) above do not apply in the case of a TSA or Roth TSA.

The penalty tax does not apply to conversations of traditional IRAs or other eligible retirement plans to Roth IRAs and to most distributions from 457(b) plans. However, the penalty tax will apply if converted amounts are distributed during the five-year period beginning with the year of conversion.
Generally, distributions from a retirement plan must commence no later than April 1st of the calendar year following the year in which the employee attains age 70 1/2. Distributions from a TSA or 457 Deferred Compensation Plan may, however, be deferred until actual retirement, if later. Such distributions (including distributions from Roth TSAs) must include the present value of any optional benefits you have purchased under the contract and must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. Generally, if you die before required minimum distributions have begun, we must make payment of your entire interest by December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your Beneficiary by December 31st of the year after your death. If your spouse is your Beneficiary and your contract permits, your spouse may delay the start of required minimum distribution until December 31 of the year in which you would have reached age 70 1/2. Or, if your spouse is your sole Beneficiary and the contract is an IRA, then he or she may elect to rollover the death proceeds into his or her own IRA (or a Roth IRA and pay tax on the taxable portion of the death proceeds) and treat the IRA (or Roth IRA) as his or her own. Your spouse may also be able to rollover the death proceeds into the spouse’s eligible retirement plan. Your plan may also offer non-spouse rollovers beginning in 2010. Contact your retirement plan for details.
Non-spouse Beneficiaries may be able to rollover death proceeds to inherited IRAs. If you die after required distributions have begun, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code.

Diversification
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department (“Treasury Department”), adequately diversified. Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the Owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts (such as the contracts) meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.
The Treasury Department has issued Regulations (Treas. Reg. 1.817-5), which establish diversification requirements for the portfolios underlying variable contracts such as those described in the prospectus. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is

5

represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.
The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, “each United States government agency or instrumentality shall be treated as a separate issuer.”
Symetra Life intends that all Portfolios underlying the contracts will be managed in such a manner as to comply with these diversification requirements.
The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which owner control of the investments of the Separate Account will cause the contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. If the contract Owner is deemed to have “investor control” over the underlying portfolios, then the contract Owner could be taxed currently on income and gains under the contract.
The application of the investor control doctrine is subject to some uncertainty. The amount of owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service (“IRS”) in which it was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as your ability to transfer among Sub-accounts or the number and type of Sub-accounts available, would cause you to be considered the owner of the assets of the Separate Account resulting in the imposition of federal income tax with respect to earnings allocable to the contract prior to receipt of payments under the contract.
In addition, in 2003 the IRS issued Revenue Ruling 2003-91 that indicates that if the number of underlying sub-accounts does not exceed 20, then the number of sub-accounts alone would not cause the contract owner to have investment control of the sub-account assets. The IRS also indicated that exceeding 20 investment options may be a factor, along with other factors, when determining whether a variable contract owner has investor control over the underlying contract assets. The revenue ruling did not indicate the number of investment options, or sub-accounts, if any, that would cause the contract owner to have investor control over the sub-account assets.
We believe that the design of our contracts and the relationship between our contracts and the Portfolios is such that the investor control doctrine should not apply. In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract Owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, Symetra Life reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

ANNUITY PROVISIONS
Annuity Unit Value
The value of an Annuity Unit for each Sub-account on any date varies to reflect the investment experience of the Sub-account, the assumed investment return of 4% on which the applicable Variable Annuity Purchase Rate Table is based, and the deduction for charges assessed and imposed by Symetra Life, including a mortality and expense risk charge, asset related administration charge, and, if applicable, a charge for premium taxes.
For any valuation period the value of an Annuity Unit is determined by multiplying the value of an Annuity Unit for each Sub-account, as of the immediately preceding valuation period by the Net Investment Factor(s) for the valuation period for which the value is being calculated, and dividing the result by the Assumed Investment Factor to adjust for the assumed investment return of 4% used in calculating the applicable Variable Annuity Purchase Rate Table.
The Net Investment Factor is a number that represents the change in the Accumulation Unit value of a Sub-account on successive days when the NYSE is open for regular trading. The Net Investment Factor for any Sub-account for any valuation day is determined by taking the Accumulation Unit value of the Sub-account as of the current valuation day, and dividing it by the Accumulation Unit value for the preceding day. The Net Investment Factor will likely be different from the Assumed Investment Factor, and therefore the Annuity Unit value will usually increase or decrease.

6

The Assumed Investment Factor for a one day valuation period is 1.00010746. This factor neutralizes the assumed investment return of 4% in the Variable Annuity Purchase Rate Table in the contract.
Variable Annuity Payments
The amount of the first annuity payment is based on the annuity option selected, the annuity purchase rate, the age and sex of the Annuitant, the investment performance of the Sub-accounts you selected, and the Annuity Date. The amount of the first payment is the sum of the payments from each Sub-account. We use the Variable Annuity Purchase Rate Table to determine the variable annuity payment based on the value of each Sub-account. We determine the value (after deduction for premium taxes, if applicable) on the 15th day of the preceding month. The Variable Annuity Purchase Rate Table is contained in the contract and is guaranteed for the duration of the contract.
The number of Annuity Units attributed to a Sub-account is the amount of the first annuity payment attributable to that Sub-account, divided by the value of the applicable Annuity Unit for that Sub-account. This determination is made as of the 15th day of the month preceding the Annuity Date. The number of Annuity Units attributed to the variable annuity payment each month remains constant unless the Owner changes Sub-account elections. The value of an Annuity Unit will usually increase or decrease from one month to the next.
The dollar amount of each variable annuity payment after the first is the sum of the payments from each Sub-account, which are determined by multiplying the number of Annuity Units credited for that Sub-account by the Annuity Unit value of that Sub-account as of the 15th day of the month preceding the annuity payment. If the NYSE is closed on that date, the calculation will be made on the next Business Day. If premium taxes are required by state law, these taxes will be deducted before they annuity payment is calculated.
To illustrate the manner in which variable annuity payments are determined we have provided the following example. Item (4) in the example shows the applicable monthly payment rate (which varies depending on the Variable Annuity Purchase Rate Table used in the contract) for an Annuitant with an adjusted age 63, where an Owner has elected a variable life annuity with a guaranteed period of 10 years with the assumed investment return of 4%. (The “Life Annuity with Guaranteed Period” option is described in the prospectus).

(1)	Assumed number of Accumulation Units in a Sub-account on maturity date	25,000
(2)	Assumed value of an Accumulation Unit in a Sub-account at maturity	$12.50
(3)	Cash value of contract at maturity, (1) x (2)	$312,500
(4)	Consideration required to purchase $1 of monthly annuity from Variable Annuity Purchase Rate Table	$200.20
(5)	Amount of first payment from a Sub-account, (3) divided by (4)	$1,560.94
(6)	Assumed value of Annuity Unit in a Sub-account at maturity	$13.00
(7)	Number of Annuity Units attributed to a Sub-account, (5) divided by (6)	120.072

The $312,500 value at maturity provides a first payment from the Sub-account of $1,560.94, and payments thereafter of the varying dollar value of 120.072 Annuity Units. The amount of subsequent payments from the Sub-account is determined by multiplying 120.072 units by the value of an Annuity Unit in the Sub-account on the applicable valuation date. For example, if that unit value is $13.25, the monthly payment from the Sub-account will be 120.072 multiplied by $13.25, or $1,590.95.
However, the value of the Annuity Unit depends on the investment experience of the Sub-account. Thus in the example above, if the Net Investment Factor for the following month was less than the assumed investment return of 4%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $12.75 the succeeding monthly payment would then be 120.072 x $12.75, or $1,530.92.
For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in one Sub-account. If there are Annuity Units in two or more Sub-accounts, the annuity payment from each Sub-account is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Sub-accounts.
Payments Based on a Number of Years
This option is designed so that payments from the contract will meet the IRS definition of “amounts received as an annuity” and will have an exclusion ratio (for fixed interest annuities) or an excludable amount (for variable annuities) applied to each payment. The exclusion ratio (or excludable amount) determines which part of the payment is a return of after-tax investment in

7

the contract and which part is a taxable distribution of earnings. In order for payments from a nonqualified annuity to be treated as “an amount received as an annuity,” the following requirements must be met:
Fixed Payments

•
The amount of each payment must be determinable on the Annuity Date for the specified term. We calculate Payments Based on a Number of Years by amortizing the Contract Value on the Annuity Date at 3% (or the contract minimum interest guarantee, if less) over a term selected by the contract Owner, but not less than 5 years nor more than the number of years to the Annuitant’s age 100. The expected return is the calculated payment amount times the number of payments (term times payment frequency). The exclusion ratio is the cost basis divided by the expected return.

•	If the contract earns more than the contract’s minimum guaranteed interest rate, then payments will continue beyond the specified term until the account is exhausted.
Variable Payments

•
Because the annuity value of variable annuities is, by definition, variable over time, the amount of future payments can not be determinable on the Annuity Date for the term specified by the Owner. The IRS requires payments to be made over the term, but allows payments to fluctuate from year to year to reflect gains or losses in excess of the original return assumption. For the first full year of payments under the Payments Based on a Number of Years annuity option, we calculate payment(s) by amortizing the Contract Value on the Annuity Date using interest rates ranging from 3% to 120% of the applicable federal mid-term rate (AFR). At the beginning of each subsequent year, we recalculate the payment by amortizing the end of year Contract Value over the remaining term using the original interest rate assumption. This annual recalculation causes the value of the Sub-accounts to be exhausted by the end of the specified term. The excludable amount is the cost basis (after-tax investment in the contract) divided by the expected number of payments (the term in years times the number of payments per year).

To illustrate how the Payments Based on a Number of Years annuity option for the variable portion of the contract is calculated, assume that Contract Owner A elects the Payments Based on a Number of Years annuity option and:

•	Accumulation Unit values for all Sub-accounts on the annuity starting date equal $100,000;

•	Assumed investment return is 4%; and

•	Contract Owner A elects to receive annual payments at the beginning of the year for 20 years.
Under this scenario, contract Owner A’s first annual payment is $7,075.17. This is determined by calculating the payment amount which would reduce the present $100,000 accumulation value to zero over 20 years assuming an investment return of 4%. We then liquidate Accumulation Unit values equal to $7,075.17 for the first annual payment. Now assume that the $92,924.83 remaining balance in one year grows with investment gains to $100,000.
Contract Owner A’s second annual payment is $7,321.02. This is determined by calculating the new payment amount that would reduce the present $100,000 accumulation value to zero over the remaining 19 years, assuming an investment return of 4%.
In the third year, assume that the $92,678.98 remaining balance, after another year, declines with investment losses to $90,000. Contract Owner A’s third annual payment is $6,835.96. This is determined by calculating the amount that would reduce the present $90,000 accumulation value to zero over the remaining 18 years, assuming an investment return of 4%. We then liquidate Accumulation Unit values equal to $6,835.96 to make the third payment.
This annual recalculation process continues until the Accumulation Units are exhausted.

FINANCIAL STATEMENTS
The consolidated financial statements of Symetra Life Insurance Company included herein should be considered only as bearing upon the ability of Symetra Life to meet its obligations under the contract. They should not be considered as bearing upon the investment experience of the Separate Account or its Sub-accounts.

8

Annual Report

December 31, 2015

Symetra Separate Account C

Symetra Separate Account C
Report of Independent Registered Public Accounting Firm

To the Board of Directors of Symetra Life Insurance Company and Participants of Symetra Separate Account C

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Symetra Separate Account C (“Separate Account”) comprised of the sub-accounts described in Note 1, as of December 31, 2015, and the related statements of operations for the period then ended, and the statements of changes in net assets for each of the two years in the period then ended, or for those sub-accounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting Symetra Separate Account C at December 31, 2015, the results of their operations for the year then ended, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Seattle, Washington
April 28, 2016

Symetra Separate Account C
Statements of Assets and Liabilities
As of December 31, 2015

	Sub-Accounts
	AMERICAN CENTURY BALANCED	AMERICAN CENTURY INFLATION PROTECTION II	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY LARGE COMPANY VALUE II	AMERICAN CENTURY ULTRA I
ASSETS:
Investments in Underlying:
Investments, at Cost	$10,248,080	$6,050,754	$8,572,187	$464,152	$282,664
Shares Owned	1,495,874	548,701	1,013,462	40,781	25,860
Investments, at Fair Value	$10,366,410	$5,454,090	$10,154,893	$594,186	$400,054
Total Assets	10,366,410	5,454,090	10,154,893	594,186	400,054

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$10,366,410	$5,454,090	$10,154,893	$594,186	$400,054

Focus Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier I with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier II with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier III
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier III with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier IV
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report As of December 31, 2015.
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities (continued)
As of December 31, 2015

	Sub-Accounts
	AMERICAN CENTURY BALANCED	AMERICAN CENTURY INFLATION PROTECTION II	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY LARGE COMPANY VALUE II	AMERICAN CENTURY ULTRA I
Focus Tier IV with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier V
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier V with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Passport Group Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Passport Group Tier II
Net Assets		$—
Accumulation Units Outstanding		—
Accumulation Unit Value		$—

Spinnaker & Mainsail
Net Assets	$8,917,376	$4,742,245	$9,162,482	$394,257	$343,712
Accumulation Units Outstanding	488,993	390,898	737,558	25,491	15,413
Accumulation Unit Value	$18.236	$12.132	$12.423	$15.466	$22.300

Spinnaker Advisor
Net Assets	$1,419,352	$670,890	$898,843	$199,108	$48,675
Accumulation Units Outstanding	90,770	55,596	89,851	12,943	2,197
Accumulation Unit Value	$15.637	$12.067	$10.004	$15.384	$22.159

Spinnaker Choice
Net Assets	$21,001	$40,955	$81,372	$—	$3,384
Accumulation Units Outstanding	1,258	3,431	4,959	—	187
Accumulation Unit Value	$16.687	$11.939	$16.407	$—	$18.083

Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report As of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities (continued)
As of December 31, 2015

	Sub-Accounts
	AMERICAN CENTURY BALANCED	AMERICAN CENTURY INFLATION PROTECTION II	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY LARGE COMPANY VALUE II	AMERICAN CENTURY ULTRA I
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker Choice with GMDB
Net Assets	$—	$—	$—	$—	$—
Accumulation Units Outstanding	—	—	—	—	—
Accumulation Unit Value	$—	$—	$—	$—	$—

Spinnaker with EEB
Net Assets	$8,169	$—	$12,196	$—	$4,283
Accumulation Units Outstanding	456	—	999	—	195
Accumulation Unit Value	$17.920	$—	$12.207	$—	$21.913

Spinnaker with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker with GMDB
Net Assets	$512	$—	$—	$821
Accumulation Units Outstanding	29	—	—	55
Accumulation Unit Value	$17.815	$—	$—	$15.140

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report As of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities
As of December 31, 2015

	Sub-Accounts
	AMERICAN CENTURY ULTRA II	AMERICAN CENTURY VALUE	CALVERT EAFE INTERNATIONAL INDEX F CLASS	CALVERT INVESTMENT GRADE BOND INDEX	CALVERT NASDAQ 100 INDEX
ASSETS:
Investments in Underlying:
Investments, at Cost	$435,949	$3,222,005	$249,472	$4,313,728	$2,104,174
Shares Owned	30,474	448,609	3,164	78,232	47,849
Investments, at Fair Value	$464,127	$3,970,184	$245,054	$4,290,235	$2,340,321
Total Assets	464,127	3,970,184	245,054	4,290,235	2,340,321

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$464,127	$3,970,184	$245,054	$4,290,235	$2,340,321

Focus Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier I with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier II with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier III
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier III with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier IV
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities (continued)
As of December 31, 2015

	Sub-Accounts
	AMERICAN CENTURY ULTRA II	AMERICAN CENTURY VALUE	CALVERT EAFE INTERNATIONAL INDEX F CLASS	CALVERT INVESTMENT GRADE BOND INDEX	CALVERT NASDAQ 100 INDEX
Focus Tier IV with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier V
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier V with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Passport Group Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Passport Group Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker & Mainsail
Net Assets	$456,640	$3,756,968	$130,529	$4,136,769	$1,497,318
Accumulation Units Outstanding	25,326	180,202	15,962	342,037	67,351
Accumulation Unit Value	$18.030	$20.849	$8.178	$12.094	$22.232

Spinnaker Advisor
Net Assets	$7,487	$203,804	$114,525	$153,466	$843,003
Accumulation Units Outstanding	417	9,842	14,058	12,738	38,065
Accumulation Unit Value	$17.951	$20.707	$8.147	$12.048	$22.146

Spinnaker Choice
Net Assets		$9,412
Accumulation Units Outstanding		523
Accumulation Unit Value		$17.957

Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities (continued)
As of December 31, 2015

Sub-Accounts
	AMERICAN CENTURY ULTRA II	AMERICAN CENTURY VALUE	CALVERT EAFE INTERNATIONAL INDEX F CLASS	CALVERT INVESTMENT GRADE BOND INDEX	CALVERT NASDAQ 100 INDEX
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker Choice with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker with EEB
Net Assets	$—	$—	$—	$—	$—
Accumulation Units Outstanding	—	—	—	—	—
Accumulation Unit Value	$—	$—	$—	$—	$—

Spinnaker with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker with GMDB
Net Assets	$—	$—	$—	$—	$—
Accumulation Units Outstanding	—	—	—	—	—
Accumulation Unit Value	$—	$—	$—	$—	$—

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities
As of December 31, 2015

	Sub-Accounts
	CALVERT RUSSELL 2000 SMALL CAP INDEX F CLASS	CALVERT S&P MIDCAP 400 INDEX F CLASS	CALVERT SRI BALANCED	COLUMBIA VP MID CAP VALUE FUND - CLASS 1[1]	DEUTSCHE CAPITAL GROWTH VIP B
ASSETS:
Investments in Underlying:
Investments, at Cost	$1,339,220	$810,369	$271,133	$2,278	$2,065,262
Shares Owned	18,364	9,342	134,519	222	84,720
Investments, at Fair Value	$1,287,858	$867,253	$268,364	$3,891	$2,382,334
Total Assets	1,287,858	867,253	268,364	3,891	2,382,334

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$1,287,858	$867,253	$268,364	$3,891	$2,382,334

Focus Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier I with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier II with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier III
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier III with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier IV
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.
1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities (continued)
As of December 31, 2015

	Sub-Accounts
	CALVERT RUSSELL 2000 SMALL CAP INDEX F CLASS	CALVERT S&P MIDCAP 400 INDEX F CLASS	CALVERT SRI BALANCED	COLUMBIA VP MID CAP VALUE FUND - CLASS 1[1]	DEUTSCHE CAPITAL GROWTH VIP B
Focus Tier IV with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier V
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier V with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Passport Group Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Passport Group Tier II
Net Assets			$—	$3,891	$—
Accumulation Units Outstanding			—	205	—
Accumulation Unit Value			$—	$18.990	$—

Spinnaker & Mainsail
Net Assets	$935,549	$580,854	$268,364		$2,261,302
Accumulation Units Outstanding	63,114	36,607	19,466		138,972
Accumulation Unit Value	$14.823	$15.867	$13.787		$16.272

Spinnaker Advisor
Net Assets	$352,309	$286,399	$—		$121,032
Accumulation Units Outstanding	23,859	18,119	—		7,467
Accumulation Unit Value	$14.766	$15.807	$—		$16.210

Spinnaker Choice
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.
1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities (continued)
As of December 31, 2015

Sub-Accounts
	CALVERT RUSSELL 2000 SMALL CAP INDEX F CLASS	CALVERT S&P MIDCAP 400 INDEX F CLASS	CALVERT SRI BALANCED	COLUMBIA VP MID CAP VALUE FUND - CLASS 1[1]	DEUTSCHE CAPITAL GROWTH VIP B
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker Choice with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker with EEB
Net Assets	$—	$—	$—		$—
Accumulation Units Outstanding	—	—	—		—
Accumulation Unit Value	$—	$—	$—		$—

Spinnaker with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker with GMDB
Net Assets	$—	$—	$—		$—
Accumulation Units Outstanding	—	—	—		—
Accumulation Unit Value	$—	$—	$—		$—

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.
1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities
As of December 31, 2015

	Sub-Accounts
	DEUTSCHE CROCI INTERNATIONAL VIP - CLASS A1	DEUTSCHE GLOBAL GROWTH VIP B SHARE	DEUTSCHE GLOBAL INCOME BUILDER VIP A	DEUTSCHE GLOBAL SMALL CAP VIP B	DEUTSCHE SMALL CAP INDEX A SHARE
ASSETS:
Investments in Underlying:
Investments, at Cost	$2,656,964	$18,128	$8,579,520	$285,550	$497,901
Shares Owned	300,639	1,815	386,089	18,836	31,716
Investments, at Fair Value	$2,149,573	$19,629	$8,853,030	$242,042	$481,457
Total Assets	2,149,573	19,629	8,853,030	242,042	481,457

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$2,149,573	$19,629	$8,853,030	$242,042	$481,457

Focus Tier I
Net Assets					$25,347
Accumulation Units Outstanding					1,609
Accumulation Unit Value					$15.818

Focus Tier I with GMDB
Net Assets					$21,624
Accumulation Units Outstanding					1,392
Accumulation Unit Value					$15.511

Focus Tier II
Net Assets					$62,868
Accumulation Units Outstanding					3,971
Accumulation Unit Value					$15.879

Focus Tier II with GMDB
Net Assets					$30,272
Accumulation Units Outstanding					1,941
Accumulation Unit Value					$15.570

Focus Tier III
Net Assets					$113,368
Accumulation Units Outstanding					7,103
Accumulation Unit Value					$16.001

Focus Tier III with GMDB
Net Assets					$—
Accumulation Units Outstanding					—
Accumulation Unit Value					$—

Focus Tier IV
Net Assets					$—
Accumulation Units Outstanding					—
Accumulation Unit Value					$—

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.
1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities (continued)
As of December 31, 2015

	Sub-Accounts
	DEUTSCHE CROCI INTERNATIONAL VIP - CLASS A1	DEUTSCHE GLOBAL GROWTH VIP B SHARE	DEUTSCHE GLOBAL INCOME BUILDER VIP A	DEUTSCHE GLOBAL SMALL CAP VIP B	DEUTSCHE SMALL CAP INDEX A SHARE
Focus Tier IV with GMDB
Net Assets					$—
Accumulation Units Outstanding					—
Accumulation Unit Value					$—

Focus Tier V
Net Assets					$227,978
Accumulation Units Outstanding					14,064
Accumulation Unit Value					$16.249

Focus Tier V with GMDB
Net Assets					$—
Accumulation Units Outstanding					—
Accumulation Unit Value					$—

Passport Group Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Passport Group Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker & Mainsail
Net Assets	$2,132,591	$19,629	$8,186,840	$139,672
Accumulation Units Outstanding	136,976	2,080	280,464	11,530
Accumulation Unit Value	$15.569	$9.434	$29.190	$12.114

Spinnaker Advisor
Net Assets	$16,982	$—	$666,190	$102,370
Accumulation Units Outstanding	2,330	—	54,961	8,483
Accumulation Unit Value	$7.289	$—	$12.121	$12.068

Spinnaker Choice
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.
1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities (continued)
As of December 31, 2015

Sub-Accounts
	DEUTSCHE CROCI INTERNATIONAL VIP - CLASS A1	DEUTSCHE GLOBAL GROWTH VIP B SHARE	DEUTSCHE GLOBAL INCOME BUILDER VIP A	DEUTSCHE GLOBAL SMALL CAP VIP B	DEUTSCHE SMALL CAP INDEX A SHARE
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker Choice with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker with EEB
Net Assets	$—	$—		$—
Accumulation Units Outstanding	—	—		—
Accumulation Unit Value	$—	$—		$—

Spinnaker with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker with GMDB
Net Assets	$—	$—		$—
Accumulation Units Outstanding	—	—		—
Accumulation Unit Value	$—	$—		$—

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.
1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities
As of December 31, 2015

	Sub-Accounts
	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX
ASSETS:
Investments in Underlying:
Investments, at Cost	$2,804,100	$9,027,674	$3,108,357	$2,966,046	$11,932,738
Shares Owned	80,000	655,415	264,082	85,724	352,741
Investments, at Fair Value	$3,618,410	$12,420,122	$3,095,052	$3,305,532	$15,333,655
Total Assets	3,618,410	12,420,122	3,095,052	3,305,532	15,333,655

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$3,618,410	$12,420,122	$3,095,052	$3,305,532	$15,333,655

Focus Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier I with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier II with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier III
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier III with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier IV
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities (continued)
As of December 31, 2015

	Sub-Accounts
	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX
Focus Tier IV with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier V
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier V with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Passport Group Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Passport Group Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker & Mainsail
Net Assets	$3,274,984	$10,025,883	$2,560,685	$2,865,032	$11,723,916
Accumulation Units Outstanding	214,506	440,723	152,473	266,177	514,567
Accumulation Unit Value	$15.268	$22.749	$16.794	$10.764	$22.784

Spinnaker Advisor
Net Assets	$340,079	$2,374,112	$534,367	$418,571	$3,540,999
Accumulation Units Outstanding	23,432	113,271	33,028	41,486	156,403
Accumulation Unit Value	$14.513	$20.959	$16.179	$10.089	$22.640

Spinnaker Choice
Net Assets	$—	$19,521		$21,929	$52,793
Accumulation Units Outstanding	—	939		1,212	2,860
Accumulation Unit Value	$—	$20.788		$18.092	$18.457

Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities (continued)
As of December 31, 2015

	Sub-Accounts
	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker Choice with GMDB
Net Assets					$—
Accumulation Units Outstanding					—
Accumulation Unit Value					$—

Spinnaker with EEB
Net Assets				$—	$14,250
Accumulation Units Outstanding				—	637
Accumulation Unit Value				$—	$22.389

Spinnaker with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker with GMDB
Net Assets	$3,347	$606		$—	$1,697
Accumulation Units Outstanding	223	30		—	75
Accumulation Unit Value	$14.915	$22.224		$—	$22.258

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities
As of December 31, 2015

	Sub-Accounts
	DREYFUS TECHNOLOGY GROWTH	FEDERATED HIGH INCOME BOND	FEDERATED MANAGED VOLATILITY II	FIDELITY ASSET MANAGER	FIDELITY CONTRAFUND
ASSETS:
Investments in Underlying:
Investments, at Cost	$2,713,880	$2,234,398	$728,846	$176,608	$28,637,625
Shares Owned	194,564	336,696	83,469	11,464	1,039,820
Investments, at Fair Value	$3,459,335	$2,141,387	$775,432	$180,680	$35,270,683
Total Assets	3,459,335	2,141,387	775,432	180,680	35,270,683

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$3,459,335	$2,141,387	$775,432	$180,680	$35,270,683

Focus Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier I with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier II with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier III
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier III with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier IV
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities (continued)
As of December 31, 2015

	Sub-Accounts
	DREYFUS TECHNOLOGY GROWTH	FEDERATED HIGH INCOME BOND	FEDERATED MANAGED VOLATILITY II	FIDELITY ASSET MANAGER	FIDELITY CONTRAFUND
Focus Tier IV with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier V
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier V with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Passport Group Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Passport Group Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker & Mainsail
Net Assets	$2,821,733	$1,979,777	$770,290	$179,072	$32,724,842
Accumulation Units Outstanding	361,884	79,618	35,009	9,853	1,135,864
Accumulation Unit Value	$7.797	$24.867	$22.002	$18.174	$28.811

Spinnaker Advisor
Net Assets	$637,602	$161,610	$5,142	$1,608	$2,299,908
Accumulation Units Outstanding	90,516	7,968	393	88	81,033
Accumulation Unit Value	$7.044	$20.280	$13.077	$18.059	$28.382

Spinnaker Choice
Net Assets	$—				$240,775
Accumulation Units Outstanding	—				10,901
Accumulation Unit Value	$—				$22.088

Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities (continued)
As of December 31, 2015

Sub-Accounts
	DREYFUS TECHNOLOGY GROWTH	FEDERATED HIGH INCOME BOND	FEDERATED MANAGED VOLATILITY II	FIDELITY ASSET MANAGER	FIDELITY CONTRAFUND
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker Choice with GMDB
Net Assets	$—				$—
Accumulation Units Outstanding	—				—
Accumulation Unit Value	$—				$—

Spinnaker with EEB
Net Assets	$—				$—
Accumulation Units Outstanding	—				—
Accumulation Unit Value	$—				$—

Spinnaker with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker with GMDB
Net Assets	$—				$5,158
Accumulation Units Outstanding	—				183
Accumulation Unit Value	$—				$28.146

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities
As of December 31, 2015

	Sub-Accounts
	FIDELITY CONTRAFUND II	FIDELITY EQUITY-INCOME	FIDELITY FREEDOM FUNDS 2010 II	FIDELITY FREEDOM FUNDS 2015 II	FIDELITY FREEDOM FUNDS 2020 II
ASSETS:
Investments in Underlying:
Investments, at Cost	$2,957	$8,329,195	$47,006	$265,447	$621,873
Shares Owned	116	400,513	4,134	22,239	49,638
Investments, at Fair Value	$3,875	$8,194,475	$49,941	$271,085	$614,528
Total Assets	3,875	8,194,475	49,941	271,085	614,528

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$3,875	$8,194,475	$49,941	$271,085	$614,528

Focus Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier I with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier II with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier III
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier III with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier IV
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier IV with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities (continued)
As of December 31, 2015

	Sub-Accounts
	FIDELITY CONTRAFUND II	FIDELITY EQUITY-INCOME	FIDELITY FREEDOM FUNDS 2010 II	FIDELITY FREEDOM FUNDS 2015 II	FIDELITY FREEDOM FUNDS 2020 II
Focus Tier V
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier V with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Passport Group Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Passport Group Tier II
Net Assets	$3,875		$—	$—	$—
Accumulation Units Outstanding	213		—	—	—
Accumulation Unit Value	$18.313		$—	$—	$—

Spinnaker & Mainsail
Net Assets		$7,254,756	$18,200	$251,548	$503,416
Accumulation Units Outstanding		347,208	1,454	20,111	40,664
Accumulation Unit Value		$20.895	$12.514	$12.507	$12.380

Spinnaker Advisor
Net Assets		$912,965	$31,741	$19,537	$111,112
Accumulation Units Outstanding		43,972	2,546	1,567	9,009
Accumulation Unit Value		$20.763	$12.466	$12.460	$12.332

Spinnaker Choice
Net Assets		$20,914
Accumulation Units Outstanding		1,284
Accumulation Unit Value		$16.289

Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker Choice with GMDB
Net Assets		$—
Accumulation Units Outstanding		—
Accumulation Unit Value		$—

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities (continued)
As of December 31, 2015

	Sub-Accounts
	FIDELITY CONTRAFUND II	FIDELITY EQUITY-INCOME	FIDELITY FREEDOM FUNDS 2010 II	FIDELITY FREEDOM FUNDS 2015 II	FIDELITY FREEDOM FUNDS 2020 II
Spinnaker with EEB
Net Assets		$5,840	$—	$—	$—
Accumulation Units Outstanding		284	—	—	—
Accumulation Unit Value		$20.532	$—	$—	$—

Spinnaker with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker with GMDB
Net Assets		$—	$—	$—	$—
Accumulation Units Outstanding		—	—	—	—
Accumulation Unit Value		$—	$—	$—	$—

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities
As of December 31, 2015

	Sub-Accounts
	FIDELITY FREEDOM FUNDS 2025 II	FIDELITY FREEDOM FUNDS 2030 II	FIDELITY FREEDOM FUNDS 2050 II	FIDELITY FREEDOM INCOME FUND II	FIDELITY GOVERNMENT MONEY MARKET PORTFOLIO - INITIAL CLASS[1]
ASSETS:
Investments in Underlying:
Investments, at Cost	$945,155	$958,578	$9,779	$104,108	$434,946
Shares Owned	78,196	77,759	640	9,789	434,946
Investments, at Fair Value	$996,221	$981,311	$10,463	$105,134	$434,946
Total Assets	996,221	981,311	10,463	105,134	434,946

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$996,221	$981,311	$10,463	$105,134	$434,946

Focus Tier I
Net Assets					$18,136
Accumulation Units Outstanding					1,895
Accumulation Unit Value					$9.568

Focus Tier I with GMDB
Net Assets					$83,510
Accumulation Units Outstanding					8,804
Accumulation Unit Value					$9.486

Focus Tier II
Net Assets					$271,755
Accumulation Units Outstanding					28,282
Accumulation Unit Value					$9.609

Focus Tier II with GMDB
Net Assets					$23,011
Accumulation Units Outstanding					2,415
Accumulation Unit Value					$9.527

Focus Tier III
Net Assets					$38,534
Accumulation Units Outstanding					3,976
Accumulation Unit Value					$9.692

Focus Tier III with GMDB
Net Assets					$—
Accumulation Units Outstanding					—
Accumulation Unit Value					$—

Focus Tier IV
Net Assets					$—
Accumulation Units Outstanding					—
Accumulation Unit Value					$—

Focus Tier IV with GMDB
Net Assets					$—
Accumulation Units Outstanding					—
Accumulation Unit Value					$—
Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.
1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities (continued)
As of December 31, 2015

	Sub-Accounts
	FIDELITY FREEDOM FUNDS 2025 II	FIDELITY FREEDOM FUNDS 2030 II	FIDELITY FREEDOM FUNDS 2050 II	FIDELITY FREEDOM INCOME FUND II	FIDELITY GOVERNMENT MONEY MARKET PORTFOLIO - INITIAL CLASS[1]
Focus Tier V
Net Assets					$—
Accumulation Units Outstanding					—
Accumulation Unit Value					$—

Focus Tier V with GMDB
Net Assets					$—
Accumulation Units Outstanding					—
Accumulation Unit Value					$—

Passport Group Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Passport Group Tier II
Net Assets	$—	$—	$10,463	$—
Accumulation Units Outstanding	—	—	650	—
Accumulation Unit Value	$—	$—	$16.083	$—

Spinnaker & Mainsail
Net Assets	$854,321	$981,311		$105,134
Accumulation Units Outstanding	66,386	78,353		9,104
Accumulation Unit Value	$12.869	$12.524		$11.549

Spinnaker Advisor
Net Assets	$141,900	$—		$—
Accumulation Units Outstanding	11,069	—		—
Accumulation Unit Value	$12.820	$—		$—

Spinnaker Choice
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker Choice with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.
1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities (continued)
As of December 31, 2015

Sub-Accounts
	FIDELITY FREEDOM FUNDS 2025 II	FIDELITY FREEDOM FUNDS 2030 II	FIDELITY FREEDOM FUNDS 2050 II	FIDELITY FREEDOM INCOME FUND II	FIDELITY GOVERNMENT MONEY MARKET PORTFOLIO - INITIAL CLASS[1]
Spinnaker with EEB
Net Assets	$—	$—		$—
Accumulation Units Outstanding	—	—		—
Accumulation Unit Value	$—	$—		$—

Spinnaker with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker with GMDB
Net Assets	$—	$—		$—
Accumulation Units Outstanding	—	—		—
Accumulation Unit Value	$—	$—		$—

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.
1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities
As of December 31, 2015

	Sub-Accounts
	FIDELITY GOVERNMENT MONEY MARKET PORTFOLIO - SERVICE CLASS II1	FIDELITY GROWTH	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES	FIDELITY INDEX 500
ASSETS:
Investments in Underlying:
Investments, at Cost	$10,898,944	$8,367,436	$5,326,734	$2,152,287	$792,020
Shares Owned	10,898,944	223,493	367,553	112,184	4,559
Investments, at Fair Value	$10,898,944	$14,694,657	$6,939,384	$3,561,840	$941,246
Total Assets	10,898,944	14,694,657	6,939,384	3,561,840	941,246

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$10,898,944	$14,694,657	$6,939,384	$3,561,840	$941,246

Focus Tier I
Net Assets					$52,818
Accumulation Units Outstanding					3,722
Accumulation Unit Value					$14.185

Focus Tier I with GMDB
Net Assets					$46,948
Accumulation Units Outstanding					3,338
Accumulation Unit Value					$14.064

Focus Tier II
Net Assets					$313,478
Accumulation Units Outstanding					22,004
Accumulation Unit Value					$14.246

Focus Tier II with GMDB
Net Assets					$11,874
Accumulation Units Outstanding					836
Accumulation Unit Value					$14.125

Focus Tier III
Net Assets					$237,464
Accumulation Units Outstanding					16,525
Accumulation Unit Value					$14.369

Focus Tier III with GMDB
Net Assets					$278,664
Accumulation Units Outstanding					19,560
Accumulation Unit Value					$14.246

Focus Tier IV
Net Assets					$—
Accumulation Units Outstanding					—
Accumulation Unit Value					$—

Focus Tier IV with GMDB
Net Assets					$—
Accumulation Units Outstanding					—
Accumulation Unit Value					$—
Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.
1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities (continued)
As of December 31, 2015

	Sub-Accounts
	FIDELITY GOVERNMENT MONEY MARKET PORTFOLIO - SERVICE CLASS II1	FIDELITY GROWTH	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES	FIDELITY INDEX 500
Focus Tier V
Net Assets					$—
Accumulation Units Outstanding					—
Accumulation Unit Value					$—

Focus Tier V with GMDB
Net Assets					$—
Accumulation Units Outstanding					—
Accumulation Unit Value					$—

Passport Group Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Passport Group Tier II
Net Assets	$452,150
Accumulation Units Outstanding	48,719
Accumulation Unit Value	$9.280

Spinnaker & Mainsail
Net Assets	$9,113,224	$13,580,780	$5,806,873	$3,402,300
Accumulation Units Outstanding	911,064	1,090,842	360,803	207,655
Accumulation Unit Value	$10.003	$12.450	$16.094	$16.384

Spinnaker Advisor
Net Assets	$1,292,120	$1,105,304	$1,132,356	$159,540
Accumulation Units Outstanding	129,892	94,211	73,296	10,990
Accumulation Unit Value	$9.948	$11.732	$15.449	$14.518

Spinnaker Choice
Net Assets	$39,550	$8,573	$155
Accumulation Units Outstanding	4,020	436	10
Accumulation Unit Value	$9.838	$19.656	$17.965

Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.
1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities (continued)
As of December 31, 2015

	Sub-Accounts
	FIDELITY GOVERNMENT MONEY MARKET PORTFOLIO - SERVICE CLASS II1	FIDELITY GROWTH	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES	FIDELITY INDEX 500
Spinnaker Choice with GMDB
Net Assets	$—	$—	$—
Accumulation Units Outstanding	—	—	—
Accumulation Unit Value	$—	$—	$—

Spinnaker with EEB
Net Assets	$1,354		$—
Accumulation Units Outstanding	138		—
Accumulation Unit Value	$9.838		$—

Spinnaker with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker with GMDB
Net Assets	$546		$—
Accumulation Units Outstanding	56		—
Accumulation Unit Value	$9.784		$—

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.
1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities
As of December 31, 2015

	Sub-Accounts
	FIDELITY MID CAP II	FIDELITY OVERSEAS II	FRANKLIN FLEX CAP GROWTH VIP FUND - CLASS 2	FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - CLASS 2	FRANKLIN INCOME VIP FUND - CLASS 2
ASSETS:
Investments in Underlying:
Investments, at Cost	$9,309,348	$237,738	$616,525	$576,546	$7,188,428
Shares Owned	285,621	12,825	60,758	78,402	468,061
Investments, at Fair Value	$9,091,317	$242,524	$430,773	$529,214	$6,646,462
Total Assets	9,091,317	242,524	430,773	529,214	6,646,462

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$9,091,317	$242,524	$430,773	$529,214	$6,646,462

Focus Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier I with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier II with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier III
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier III with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier IV
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities (continued)
As of December 31, 2015

	Sub-Accounts
	FIDELITY MID CAP II	FIDELITY OVERSEAS II	FRANKLIN FLEX CAP GROWTH VIP FUND - CLASS 2	FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - CLASS 2	FRANKLIN INCOME VIP FUND - CLASS 2
Focus Tier IV with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier V
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier V with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Passport Group Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Passport Group Tier II
Net Assets					$—
Accumulation Units Outstanding					—
Accumulation Unit Value					$—

Spinnaker & Mainsail
Net Assets	$7,391,756	$240,695	$417,438	$529,214	$5,745,785
Accumulation Units Outstanding	342,753	25,974	22,444	45,062	381,707
Accumulation Unit Value	$21.566	$9.267	$18.602	$11.744	$15.053

Spinnaker Advisor
Net Assets	$1,646,843	$1,829	$12,394	$—	$888,468
Accumulation Units Outstanding	76,772	197	670	—	59,351
Accumulation Unit Value	$21.451	$9.232	$18.503	$—	$14.970

Spinnaker Choice
Net Assets	$51,157		$941		$11,673
Accumulation Units Outstanding	2,410		51		789
Accumulation Unit Value	$21.223		$18.307		$14.805

Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities (continued)
As of December 31, 2015

Sub-Accounts
	FIDELITY MID CAP II	FIDELITY OVERSEAS II	FRANKLIN FLEX CAP GROWTH VIP FUND - CLASS 2	FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - CLASS 2	FRANKLIN INCOME VIP FUND - CLASS 2
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker Choice with GMDB
Net Assets	$—				$—
Accumulation Units Outstanding	—				—
Accumulation Unit Value	$—				$—

Spinnaker with EEB
Net Assets	$—	$—	$—	$—	$—
Accumulation Units Outstanding	—	—	—	—	—
Accumulation Unit Value	$—	$—	$—	$—	$—

Spinnaker with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker with GMDB
Net Assets	$1,561	$—	$—	$—	$536
Accumulation Units Outstanding	76	—	—	—	36
Accumulation Unit Value	$21.110	$—	$—	$—	$14.723

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities
As of December 31, 2015

	Sub-Accounts
	FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2	FRANKLIN SMALL CAP VALUE VIP FUND - CLASS 2	FRANKLIN SMALL-MID CAP GROWTH VIP FUND - CLASS 2	FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND - CLASS 2	IBBOTSON AGGRESSIVE GROWTH CLASS I
ASSETS:
Investments in Underlying:
Investments, at Cost	$6,930,131	$9,616,189	$5,666,546	$10,563,056	$264,686
Shares Owned	401,644	512,860	279,256	811,541	26,148
Investments, at Fair Value	$7,711,573	$9,067,369	$4,940,041	$10,119,915	$291,027
Total Assets	7,711,573	9,067,369	4,940,041	10,119,915	291,027

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$7,711,573	$9,067,369	$4,940,041	$10,119,915	$291,027

Focus Tier I
Net Assets					$76,087
Accumulation Units Outstanding					7,107
Accumulation Unit Value					$10.706

Focus Tier I with GMDB
Net Assets					$—
Accumulation Units Outstanding					—
Accumulation Unit Value					$—

Focus Tier II
Net Assets					$5,523
Accumulation Units Outstanding					514
Accumulation Unit Value					$10.752

Focus Tier II with GMDB
Net Assets					$—
Accumulation Units Outstanding					—
Accumulation Unit Value					$—

Focus Tier III
Net Assets					$209,417
Accumulation Units Outstanding					19,311
Accumulation Unit Value					$10.844

Focus Tier III with GMDB
Net Assets					$—
Accumulation Units Outstanding					—
Accumulation Unit Value					$—

Focus Tier IV
Net Assets					$—
Accumulation Units Outstanding					—
Accumulation Unit Value					$—

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities (continued)
As of December 31, 2015

	Sub-Accounts
	FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2	FRANKLIN SMALL CAP VALUE VIP FUND - CLASS 2	FRANKLIN SMALL-MID CAP GROWTH VIP FUND - CLASS 2	FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND - CLASS 2	IBBOTSON AGGRESSIVE GROWTH CLASS I
Focus Tier IV with GMDB
Net Assets					$—
Accumulation Units Outstanding					—
Accumulation Unit Value					$—

Focus Tier V
Net Assets					$—
Accumulation Units Outstanding					—
Accumulation Unit Value					$—

Focus Tier V with GMDB
Net Assets					$—
Accumulation Units Outstanding					—
Accumulation Unit Value					$—

Passport Group Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Passport Group Tier II
Net Assets	$—	$—		$—
Accumulation Units Outstanding	—	—		—
Accumulation Unit Value	$—	$—		$—

Spinnaker & Mainsail
Net Assets	$7,267,973	$7,925,866	$4,366,560	$8,029,598
Accumulation Units Outstanding	413,964	436,042	338,593	503,792
Accumulation Unit Value	$17.557	$18.177	$12.896	$15.938

Spinnaker Advisor
Net Assets	$411,870	$1,105,777	$566,094	$2,013,597
Accumulation Units Outstanding	23,619	61,160	48,143	131,780
Accumulation Unit Value	$17.437	$18.080	$11.759	$15.280

Spinnaker Choice
Net Assets	$31,730	$31,770	$7,387	$66,985
Accumulation Units Outstanding	1,955	1,776	400	5,338
Accumulation Unit Value	$16.230	$17.888	$18.500	$12.549

Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities (continued)
As of December 31, 2015

	Sub-Accounts
	FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2	FRANKLIN SMALL CAP VALUE VIP FUND - CLASS 2	FRANKLIN SMALL-MID CAP GROWTH VIP FUND - CLASS 2	FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND - CLASS 2	IBBOTSON AGGRESSIVE GROWTH CLASS I
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker Choice with GMDB
Net Assets	$—			$—
Accumulation Units Outstanding	—			—
Accumulation Unit Value	$—			$—

Spinnaker with EEB
Net Assets	$—	$—	$—	$9,735
Accumulation Units Outstanding	—	—	—	622
Accumulation Unit Value	$—	$—	$—	$15.662

Spinnaker with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker with GMDB
Net Assets	$—	$3,956	$—	$—
Accumulation Units Outstanding	—	223	—	—
Accumulation Unit Value	$—	$17.793	$—	$—

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities
As of December 31, 2015

	Sub-Accounts
	IBBOTSON AGGRESSIVE GROWTH CLASS II	IBBOTSON BALANCED CLASS I	IBBOTSON BALANCED CLASS II	IBBOTSON CONSERVATIVE CLASS I	IBBOTSON CONSERVATIVE CLASS II
ASSETS:
Investments in Underlying:
Investments, at Cost	$2,132,679	$1,317,937	$8,773,625	$516,193	$325,112
Shares Owned	213,878	118,785	823,902	45,834	28,838
Investments, at Fair Value	$2,361,218	$1,263,879	$8,832,239	$491,345	$307,697
Total Assets	2,361,218	1,263,879	8,832,239	491,345	307,697

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$2,361,218	$1,263,879	$8,832,239	$491,345	$307,697

Focus Tier I
Net Assets		$250,651		$123,368
Accumulation Units Outstanding		21,682		10,620
Accumulation Unit Value		$11.560		$11.616

Focus Tier I with GMDB
Net Assets		$—		$88,835
Accumulation Units Outstanding		—		7,714
Accumulation Unit Value		$—		$11.517

Focus Tier II
Net Assets		$510,114		$211,296
Accumulation Units Outstanding		43,940		18,112
Accumulation Unit Value		$11.609		$11.666

Focus Tier II with GMDB
Net Assets		$236,560		$—
Accumulation Units Outstanding		20,552		—
Accumulation Unit Value		$11.510		$—

Focus Tier III
Net Assets		$266,554		$67,846
Accumulation Units Outstanding		22,764		5,766
Accumulation Unit Value		$11.709		$11.766

Focus Tier III with GMDB
Net Assets		$—		$—
Accumulation Units Outstanding		—		—
Accumulation Unit Value		$—		$—

Focus Tier IV
Net Assets		$—		$—
Accumulation Units Outstanding		—		—
Accumulation Unit Value		$—		$—

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities (continued)
As of December 31, 2015

	Sub-Accounts
	IBBOTSON AGGRESSIVE GROWTH CLASS II	IBBOTSON BALANCED CLASS I	IBBOTSON BALANCED CLASS II	IBBOTSON CONSERVATIVE CLASS I	IBBOTSON CONSERVATIVE CLASS II
Focus Tier IV with GMDB
Net Assets		$—		$—
Accumulation Units Outstanding		—		—
Accumulation Unit Value		$—		$—

Focus Tier V
Net Assets		$—		$—
Accumulation Units Outstanding		—		—
Accumulation Unit Value		$—		$—

Focus Tier V with GMDB
Net Assets		$—		$—
Accumulation Units Outstanding		—		—
Accumulation Unit Value		$—		$—

Passport Group Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Passport Group Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker & Mainsail
Net Assets	$2,330,498		$8,178,298		$289,030
Accumulation Units Outstanding	205,604		705,150		26,487
Accumulation Unit Value	$11.335		$11.598		$10.911

Spinnaker Advisor
Net Assets	$30,720		$653,941		$18,667
Accumulation Units Outstanding	2,720		56,601		1,717
Accumulation Unit Value	$11.291		$11.554		$10.869

Spinnaker Choice
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities (continued)
As of December 31, 2015

Sub-Accounts
	IBBOTSON AGGRESSIVE GROWTH CLASS II	IBBOTSON BALANCED CLASS I	IBBOTSON BALANCED CLASS II	IBBOTSON CONSERVATIVE CLASS I	IBBOTSON CONSERVATIVE CLASS II
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker Choice with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker with EEB
Net Assets	$—		$—		$—
Accumulation Units Outstanding	—		—		—
Accumulation Unit Value	$—		$—		$—

Spinnaker with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker with GMDB
Net Assets	$—		$—		$—
Accumulation Units Outstanding	—		—		—
Accumulation Unit Value	$—		$—		$—

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities
As of December 31, 2015

	Sub-Accounts
	IBBOTSON GROWTH CLASS I	IBBOTSON GROWTH CLASS II	IBBOTSON INCOME AND GROWTH CLASS I	IBBOTSON INCOME AND GROWTH CLASS II	INVESCO AMERICAN FRANCHISE FUND I
ASSETS:
Investments in Underlying:
Investments, at Cost	$391,992	$5,118,600	$194,564	$2,192,697	$3,334,704
Shares Owned	39,033	505,600	19,370	199,853	87,776
Investments, at Fair Value	$416,874	$5,323,974	$196,023	$2,112,443	$5,029,547
Total Assets	416,874	5,323,974	196,023	2,112,443	5,029,547

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$416,874	$5,323,974	$196,023	$2,112,443	$5,029,547

Focus Tier I
Net Assets	$162,156		$38,406
Accumulation Units Outstanding	14,480		3,334
Accumulation Unit Value	$11.199		$11.522

Focus Tier I with GMDB
Net Assets	$—		$—
Accumulation Units Outstanding	—		—
Accumulation Unit Value	$—		$—

Focus Tier II
Net Assets	$10,779		$141,478
Accumulation Units Outstanding	952		12,224
Accumulation Unit Value	$11.536		$11.571

Focus Tier II with GMDB
Net Assets	$—		$—
Accumulation Units Outstanding	—		—
Accumulation Unit Value	$—		$—

Focus Tier III
Net Assets	$8,577		$16,139
Accumulation Units Outstanding	757		1,383
Accumulation Unit Value	$11.344		$11.671

Focus Tier III with GMDB
Net Assets	$235,362		$—
Accumulation Units Outstanding	20,910		—
Accumulation Unit Value	$11.247		$—

Focus Tier IV
Net Assets	$—		$—
Accumulation Units Outstanding	—		—
Accumulation Unit Value	$—		$—

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities (continued)
As of December 31, 2015

	Sub-Accounts
	IBBOTSON GROWTH CLASS I	IBBOTSON GROWTH CLASS II	IBBOTSON INCOME AND GROWTH CLASS I	IBBOTSON INCOME AND GROWTH CLASS II	INVESCO AMERICAN FRANCHISE FUND I
Focus Tier IV with GMDB
Net Assets	$—		$—
Accumulation Units Outstanding	—		—
Accumulation Unit Value	$—		$—

Focus Tier V
Net Assets	$—		$—
Accumulation Units Outstanding	—		—
Accumulation Unit Value	$—		$—

Focus Tier V with GMDB
Net Assets	$—		$—
Accumulation Units Outstanding	—		—
Accumulation Unit Value	$—		$—

Passport Group Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Passport Group Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker & Mainsail
Net Assets		$5,259,507		$1,848,333	$4,909,597
Accumulation Units Outstanding		454,388		164,449	378,397
Accumulation Unit Value		$11.575		$11.239	$12.975

Spinnaker Advisor
Net Assets		$64,467		$264,110	$119,950
Accumulation Units Outstanding		5,592		23,585	9,290
Accumulation Unit Value		$11.531		$11.196	$12.912

Spinnaker Choice
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities (continued)
As of December 31, 2015

Sub-Accounts
	IBBOTSON GROWTH CLASS I	IBBOTSON GROWTH CLASS II	IBBOTSON INCOME AND GROWTH CLASS I	IBBOTSON INCOME AND GROWTH CLASS II	INVESCO AMERICAN FRANCHISE FUND I
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker Choice with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker with EEB
Net Assets		$—		$—
Accumulation Units Outstanding		—		—
Accumulation Unit Value		$—		$—

Spinnaker with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker with GMDB
Net Assets		$—		$—
Accumulation Units Outstanding		—		—
Accumulation Unit Value		$—		$—

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities
As of December 31, 2015

	Sub-Accounts
	INVESCO AMERICAN FRANCHISE FUND II	INVESCO GLOBAL HEALTH CARE	INVESCO GLOBAL REAL ESTATE	INVESCO INTERNATIONAL GROWTH I	INVESCO INTERNATIONAL GROWTH II
ASSETS:
Investments in Underlying:
Investments, at Cost	$951,533	$223,906	$4,467,156	$1,167,730	$12,250,425
Shares Owned	21,993	12,502	345,744	41,916	393,719
Investments, at Fair Value	$1,228,308	$396,937	$5,656,377	$1,403,755	$13,008,456
Total Assets	1,228,308	396,937	5,656,377	1,403,755	13,008,456

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$1,228,308	$396,937	$5,656,377	$1,403,755	$13,008,456

Focus Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier I with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier II with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier III
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier III with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier IV
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities (continued)
As of December 31, 2015

	Sub-Accounts
	INVESCO AMERICAN FRANCHISE FUND II	INVESCO GLOBAL HEALTH CARE	INVESCO GLOBAL REAL ESTATE	INVESCO INTERNATIONAL GROWTH I	INVESCO INTERNATIONAL GROWTH II
Focus Tier IV with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier V
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier V with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Passport Group Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Passport Group Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker & Mainsail
Net Assets	$1,196,014	$318,522	$4,681,316	$1,250,746	$12,515,910
Accumulation Units Outstanding	76,256	11,100	146,468	46,859	941,777
Accumulation Unit Value	$15.684	$28.699	$31.961	$26.692	$13.290

Spinnaker Advisor
Net Assets	$20,903	$78,415	$965,856	$116,416	$434,185
Accumulation Units Outstanding	1,339	2,750	31,626	4,389	32,831
Accumulation Unit Value	$15.600	$28.518	$30.540	$26.523	$13.225

Spinnaker Choice
Net Assets	$11,391		$8,508	$36,593	$49,358
Accumulation Units Outstanding	738		400	1,854	3,769
Accumulation Unit Value	$15.435		$21.292	$19.738	$13.096

Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities (continued)
As of December 31, 2015

	Sub-Accounts
	INVESCO AMERICAN FRANCHISE FUND II	INVESCO GLOBAL HEALTH CARE	INVESCO GLOBAL REAL ESTATE	INVESCO INTERNATIONAL GROWTH I	INVESCO INTERNATIONAL GROWTH II
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker Choice with GMDB
Net Assets	$—		$—		$—
Accumulation Units Outstanding	—		—		—
Accumulation Unit Value	$—		$—		$—

Spinnaker with EEB
Net Assets	$—				$3,517
Accumulation Units Outstanding	—				266
Accumulation Unit Value	$—				$13.096

Spinnaker with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker with GMDB
Net Assets	$—		$697		$5,485
Accumulation Units Outstanding	—		24		421
Accumulation Unit Value	$—		$31.223		$13.032

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities
As of December 31, 2015

	Sub-Accounts
	INVESCO MID CAP GROWTH FUND I	INVESCO MID CAP GROWTH FUND II	INVESCO SMALL CAP EQUITY II	JP MORGAN INSURANCE TRUST MID CAP VALUE I	JP MORGAN INSURANCE TRUST U.S. EQUITY I
ASSETS:
Investments in Underlying:
Investments, at Cost	$71,971	$338,227	$561,767	$6,777,278	$1,822,155
Shares Owned	20,914	77,605	28,165	768,109	110,896
Investments, at Fair Value	$112,514	$413,635	$477,673	$7,827,033	$2,827,867
Total Assets	112,514	413,635	477,673	7,827,033	2,827,867

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$112,514	$413,635	$477,673	$7,827,033	$2,827,867

Focus Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier I with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier II with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier III
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier III with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier IV
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities (continued)
As of December 31, 2015

	Sub-Accounts
	INVESCO MID CAP GROWTH FUND I	INVESCO MID CAP GROWTH FUND II	INVESCO SMALL CAP EQUITY II	JP MORGAN INSURANCE TRUST MID CAP VALUE I	JP MORGAN INSURANCE TRUST U.S. EQUITY I
Focus Tier IV with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier V
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier V with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Passport Group Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Passport Group Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker & Mainsail
Net Assets	$99,150	$388,156	$389,119	$6,739,832	$1,600,049
Accumulation Units Outstanding	3,996	27,448	26,287	215,084	109,912
Accumulation Unit Value	$24.809	$14.142	$14.802	$31.336	$14.558

Spinnaker Advisor
Net Assets	$13,364	$21,161	$88,554	$975,489	$1,227,818
Accumulation Units Outstanding	542	1,504	6,005	31,328	87,526
Accumulation Unit Value	$24.652	$14.072	$14.746	$31.138	$14.028

Spinnaker Choice
Net Assets		$—		$102,960
Accumulation Units Outstanding		—		4,284
Accumulation Unit Value		$—		$24.037

Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities (continued)
As of December 31, 2015

	Sub-Accounts
	INVESCO MID CAP GROWTH FUND I	INVESCO MID CAP GROWTH FUND II	INVESCO SMALL CAP EQUITY II	JP MORGAN INSURANCE TRUST MID CAP VALUE I	JP MORGAN INSURANCE TRUST U.S. EQUITY I
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker Choice with GMDB
Net Assets				$—
Accumulation Units Outstanding				—
Accumulation Unit Value				$—

Spinnaker with EEB
Net Assets		$4,318	$—	$7,677
Accumulation Units Outstanding		311	—	249
Accumulation Unit Value		$13.935	$—	$30.792

Spinnaker with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker with GMDB
Net Assets		$—	$—	$1,075
Accumulation Units Outstanding		—	—	35
Accumulation Unit Value		$—	$—	$30.612

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities
As of December 31, 2015

	Sub-Accounts
	NEUBERGER BERMAN AMT GUARDIAN CLASS S	NEUBERGER BERMAN AMT MID CAP GROWTH CLASS S	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE CLASS S	PIMCO ALL ASSET PORTFOLIO ADVISOR	PIMCO COMMODITY REALRETURN STRAT. ADMINISTRATIVE CLASS
ASSETS:
Investments in Underlying:
Investments, at Cost	$202,489	$800,558	$64,278	$735,737	$4,360,524
Shares Owned	9,772	32,974	3,240	66,717	377,167
Investments, at Fair Value	$162,123	$703,993	$57,598	$613,124	$2,606,221
Total Assets	162,123	703,993	57,598	613,124	2,606,221

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$162,123	$703,993	$57,598	$613,124	$2,606,221

Focus Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier I with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier II with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier III
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier III with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier IV
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities (continued)
As of December 31, 2015

	Sub-Accounts
	NEUBERGER BERMAN AMT GUARDIAN CLASS S	NEUBERGER BERMAN AMT MID CAP GROWTH CLASS S	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE CLASS S	PIMCO ALL ASSET PORTFOLIO ADVISOR	PIMCO COMMODITY REALRETURN STRAT. ADMINISTRATIVE CLASS
Focus Tier IV with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier V
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier V with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Passport Group Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Passport Group Tier II
Net Assets		$—		$10,405
Accumulation Units Outstanding		—		930
Accumulation Unit Value		$—		$11.177

Spinnaker & Mainsail
Net Assets	$142,822	$665,291	$57,598	$507,068	$2,295,252
Accumulation Units Outstanding	10,039	43,418	4,059	40,105	404,803
Accumulation Unit Value	$14.226	$15.323	$14.189	$12.644	$5.670

Spinnaker Advisor
Net Assets	$19,301	$38,702	$—	$95,560	$286,098
Accumulation Units Outstanding	1,361	2,535	—	7,598	50,728
Accumulation Unit Value	$14.172	$15.264	$—	$12.576	$5.640

Spinnaker Choice
Net Assets				$91	$23,663
Accumulation Units Outstanding				9	4,240
Accumulation Unit Value				$12.443	$5.580

Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities (continued)
As of December 31, 2015

Sub-Accounts
	NEUBERGER BERMAN AMT GUARDIAN CLASS S	NEUBERGER BERMAN AMT MID CAP GROWTH CLASS S	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE CLASS S	PIMCO ALL ASSET PORTFOLIO ADVISOR	PIMCO COMMODITY REALRETURN STRAT. ADMINISTRATIVE CLASS
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker Choice with GMDB
Net Assets					$—
Accumulation Units Outstanding					—
Accumulation Unit Value					$—

Spinnaker with EEB
Net Assets	$—	$—	$—	$—	$1,208
Accumulation Units Outstanding	—	—	—	—	217
Accumulation Unit Value	$—	$—	$—	$—	$5.580

Spinnaker with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker with GMDB
Net Assets	$—	$—	$—	$—	$—
Accumulation Units Outstanding	—	—	—	—	—
Accumulation Unit Value	$—	$—	$—	$—	$—

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities
As of December 31, 2015

	Sub-Accounts
	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS II	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I	PIONEER HIGH YIELD VCT CLASS II
ASSETS:
Investments in Underlying:
Investments, at Cost	$3,156,867	$3,135,994	$8,639,815	$37,633,568	$3,033,218
Shares Owned	280,079	142,446	347,653	1,741,728	301,581
Investments, at Fair Value	$3,033,251	$2,142,399	$9,849,025	$34,399,124	$2,560,423
Total Assets	3,033,251	2,142,399	9,849,025	34,399,124	2,560,423

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$3,033,251	$2,142,399	$9,849,025	$34,399,124	$2,560,423

Focus Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier I with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier II with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier III
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier III with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier IV
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities (continued)
As of December 31, 2015

	Sub-Accounts
	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS II	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I	PIONEER HIGH YIELD VCT CLASS II
Focus Tier IV with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier V
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier V with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Passport Group Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Passport Group Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker & Mainsail
Net Assets	$2,747,059	$2,012,848	$9,096,204	$34,215,348	$1,986,615
Accumulation Units Outstanding	70,864	164,567	501,115	423,736	134,274
Accumulation Unit Value	$38.767	$12.231	$18.152	$80.747	$14.794

Spinnaker Advisor
Net Assets	$286,192	$118,539	$736,818	$183,776	$554,492
Accumulation Units Outstanding	15,136	9,746	40,816	14,545	37,688
Accumulation Unit Value	$18.914	$12.164	$18.052	$12.636	$14.712

Spinnaker Choice
Net Assets		$10,068	$15,135		$19,316
Accumulation Units Outstanding		837	848		1,328
Accumulation Unit Value		$12.030	$17.853		$14.550

Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities (continued)
As of December 31, 2015

Sub-Accounts
	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS II	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I	PIONEER HIGH YIELD VCT CLASS II
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker Choice with GMDB
Net Assets		$—	$—		$—
Accumulation Units Outstanding		—	—		—
Accumulation Unit Value		$—	$—		$—

Spinnaker with EEB
Net Assets		$—	$—		$—
Accumulation Units Outstanding		—	—		—
Accumulation Unit Value		$—	$—		$—

Spinnaker with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker with GMDB
Net Assets		$944	$868		$—
Accumulation Units Outstanding		79	53		—
Accumulation Unit Value		$11.963	$17.754		$—

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities
As of December 31, 2015

	Sub-Accounts
	PIONEER MID CAP VALUE VCT CLASS I	PIONEER REAL ESTATE VCT CLASS II	PIONEER SELECT MID CAP GROWTH VCT CLASS I	PIONEER STRATEGIC INCOME VCT CLASS II	TEMPLETON DEVELOPING MARKETS VIP FUND - CLASS 2
ASSETS:
Investments in Underlying:
Investments, at Cost	$6,333,765	$5,588,984	$33,401,316	$9,440,981	$3,021,577
Shares Owned	357,986	284,059	1,402,455	903,894	314,024
Investments, at Fair Value	$6,758,776	$5,553,356	$36,618,087	$8,822,004	$1,984,631
Total Assets	6,758,776	5,553,356	36,618,087	8,822,004	1,984,631

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$6,758,776	$5,553,356	$36,618,087	$8,822,004	$1,984,631

Focus Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier I with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier II with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier III
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier III with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier IV
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities (continued)
As of December 31, 2015

	Sub-Accounts
	PIONEER MID CAP VALUE VCT CLASS I	PIONEER REAL ESTATE VCT CLASS II	PIONEER SELECT MID CAP GROWTH VCT CLASS I	PIONEER STRATEGIC INCOME VCT CLASS II	TEMPLETON DEVELOPING MARKETS VIP FUND - CLASS 2
Focus Tier IV with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier V
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier V with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Passport Group Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Passport Group Tier II
Net Assets					$—
Accumulation Units Outstanding					—
Accumulation Unit Value					$—

Spinnaker & Mainsail
Net Assets	$6,625,872	$3,939,363	$35,940,393	$7,722,568	$1,698,420
Accumulation Units Outstanding	188,684	247,205	456,569	519,786	106,280
Accumulation Unit Value	$35.116	$15.936	$78.719	$14.857	$15.981

Spinnaker Advisor
Net Assets	$132,904	$1,577,322	$677,694	$998,171	$283,343
Accumulation Units Outstanding	9,578	99,461	36,788	67,558	17,195
Accumulation Unit Value	$13.875	$15.859	$18.421	$14.775	$16.478

Spinnaker Choice
Net Assets		$32,478		$101,265	$2,868
Accumulation Units Outstanding		2,067		6,931	200
Accumulation Unit Value		$15.706		$14.613	$14.366

Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities (continued)
As of December 31, 2015

Sub-Accounts
	PIONEER MID CAP VALUE VCT CLASS I	PIONEER REAL ESTATE VCT CLASS II	PIONEER SELECT MID CAP GROWTH VCT CLASS I	PIONEER STRATEGIC INCOME VCT CLASS II	TEMPLETON DEVELOPING MARKETS VIP FUND - CLASS 2
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker Choice with GMDB
Net Assets		$—		$—	$—
Accumulation Units Outstanding		—		—	—
Accumulation Unit Value		$—		$—	$—

Spinnaker with EEB
Net Assets		$4,193		$—	$—
Accumulation Units Outstanding		267		—	—
Accumulation Unit Value		$15.706		$—	$—

Spinnaker with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker with GMDB
Net Assets		$—		$—	$—
Accumulation Units Outstanding		—		—	—
Accumulation Unit Value		$—		$—	$—

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities
As of December 31, 2015

	Sub-Accounts
	TEMPLETON GLOBAL BOND VIP FUND - CLASS 2	TEMPLETON GROWTH VIP FUND - CLASS 2	VANGUARD BALANCED	VANGUARD HIGH YIELD BOND	VANGUARD INTERNATIONAL
ASSETS:
Investments in Underlying:
Investments, at Cost	$10,511,516	$6,032,207	$892,510	$595,005	$2,123,146
Shares Owned	574,443	508,996	39,938	75,482	103,610
Investments, at Fair Value	$9,076,206	$6,779,837	$891,429	$572,903	$2,051,484
Total Assets	9,076,206	6,779,837	891,429	572,903	2,051,484

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$9,076,206	$6,779,837	$891,429	$572,903	$2,051,484

Focus Tier I
Net Assets			$147,631	$75,801	$182,579
Accumulation Units Outstanding			10,104	5,456	18,158
Accumulation Unit Value			$14.610	$13.893	$10.055

Focus Tier I with GMDB
Net Assets			$25,286	$24,321	$29,225
Accumulation Units Outstanding			1,745	1,766	2,932
Accumulation Unit Value			$14.485	$13.775	$9.969

Focus Tier II
Net Assets			$626,596	$238,585	$437,976
Accumulation Units Outstanding			42,704	17,100	43,372
Accumulation Unit Value			$14.673	$13.953	$10.098

Focus Tier II with GMDB
Net Assets			$39,169	$50,081	$109,690
Accumulation Units Outstanding			2,692	3,621	10,956
Accumulation Unit Value			$14.548	$13.834	$10.012

Focus Tier III
Net Assets			$18,681	$126,541	$337,459
Accumulation Units Outstanding			1,263	8,991	33,133
Accumulation Unit Value			$14.799	$14.073	$10.185

Focus Tier III with GMDB
Net Assets			$11	$—	$—
Accumulation Units Outstanding			1	—	—
Accumulation Unit Value			$14.673	$—	$—

Focus Tier IV
Net Assets			$—	$57,574	$187,768
Accumulation Units Outstanding			—	4,056	18,278
Accumulation Unit Value			$—	$14.194	$10.273

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities (continued)
As of December 31, 2015

	Sub-Accounts
	TEMPLETON GLOBAL BOND VIP FUND - CLASS 2	TEMPLETON GROWTH VIP FUND - CLASS 2	VANGUARD BALANCED	VANGUARD HIGH YIELD BOND	VANGUARD INTERNATIONAL
Focus Tier IV with GMDB
Net Assets			$—	$—	$—
Accumulation Units Outstanding			—	—	—
Accumulation Unit Value			$—	$—	$—

Focus Tier V
Net Assets			$—	$—	$752,196
Accumulation Units Outstanding			—	—	72,597
Accumulation Unit Value			$—	$—	$10.361

Focus Tier V with GMDB
Net Assets			$—	$—	$—
Accumulation Units Outstanding			—	—	—
Accumulation Unit Value			$—	$—	$—

Passport Group Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Passport Group Tier II
Net Assets			$34,055	$—	$14,591
Accumulation Units Outstanding			2,180	—	1,164
Accumulation Unit Value			$15.584	$—	$12.508

Spinnaker & Mainsail
Net Assets	$7,372,194	$6,555,429
Accumulation Units Outstanding	423,839	437,511
Accumulation Unit Value	$17.394	$14.983

Spinnaker Advisor
Net Assets	$1,222,373	$222,193
Accumulation Units Outstanding	70,652	14,931
Accumulation Unit Value	$17.301	$14.881

Spinnaker Choice
Net Assets	$481,639	$2,215
Accumulation Units Outstanding	28,138	159
Accumulation Unit Value	$17.118	$13.963

Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities (continued)
As of December 31, 2015

Sub-Accounts
	TEMPLETON GLOBAL BOND VIP FUND - CLASS 2	TEMPLETON GROWTH VIP FUND - CLASS 2	VANGUARD BALANCED	VANGUARD HIGH YIELD BOND	VANGUARD INTERNATIONAL
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker Choice with GMDB
Net Assets	$—	$—
Accumulation Units Outstanding	—	—
Accumulation Unit Value	$—	$—

Spinnaker with EEB
Net Assets	$—	$—
Accumulation Units Outstanding	—	—
Accumulation Unit Value	$—	$—

Spinnaker with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker with GMDB
Net Assets	$—	$—
Accumulation Units Outstanding	—	—
Accumulation Unit Value	$—	$—

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities
As of December 31, 2015

	Sub-Accounts
	VANGUARD MID-CAP INDEX	VANGUARD REIT INDEX	VANGUARD TOTAL BOND MARKET INDEX	VANGUARD TOTAL STOCK MARKET INDEX	VOYA GLOBAL RESOURCES PORTFOLIO SERVICE[1]
ASSETS:
Investments in Underlying:
Investments, at Cost	$1,866,838	$693,740	$3,686,747	$5,415,577	$725,028
Shares Owned	99,554	57,070	311,589	181,572	71,465
Investments, at Fair Value	$2,066,763	$785,866	$3,673,643	$5,821,212	$638,184
Total Assets	2,066,763	785,866	3,673,643	5,821,212	638,184

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$2,066,763	$785,866	$3,673,643	$5,821,212	$638,184

Focus Tier I
Net Assets	$263,834	$116,797	$339,280	$414,255
Accumulation Units Outstanding	18,141	9,045	26,091	29,310
Accumulation Unit Value	$14.544	$12.915	$13.004	$14.134

Focus Tier I with GMDB
Net Assets	$108,692	$43,122	$75,243	$152,404
Accumulation Units Outstanding	7,538	3,368	5,836	10,876
Accumulation Unit Value	$14.419	$12.804	$12.893	$14.013

Focus Tier II
Net Assets	$704,718	$330,760	$600,229	$1,253,452
Accumulation Units Outstanding	48,248	25,503	45,961	88,305
Accumulation Unit Value	$14.606	$12.970	$13.060	$14.194

Focus Tier II with GMDB
Net Assets	$156,491	$76,880	$451,951	$452,179
Accumulation Units Outstanding	10,805	5,979	34,905	32,130
Accumulation Unit Value	$14.481	$12.859	$12.948	$14.073

Focus Tier III
Net Assets	$277,089	$124,219	$506,262	$1,022,291
Accumulation Units Outstanding	18,808	9,495	38,435	71,406
Accumulation Unit Value	$14.732	$13.082	$13.172	$14.317

Focus Tier III with GMDB
Net Assets	$49,810	$—	$—	$—
Accumulation Units Outstanding	3,401	—	—	—
Accumulation Unit Value	$14.606	$—	$—	$—

Focus Tier IV
Net Assets	$255,972	$94,088	$295,345	$481,180
Accumulation Units Outstanding	17,227	7,131	22,231	33,323
Accumulation Unit Value	$14.859	$13.195	$13.286	$14.440

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.
1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities (continued)
As of December 31, 2015

	Sub-Accounts
	VANGUARD MID-CAP INDEX	VANGUARD REIT INDEX	VANGUARD TOTAL BOND MARKET INDEX	VANGUARD TOTAL STOCK MARKET INDEX	VOYA GLOBAL RESOURCES PORTFOLIO SERVICE[1]
Focus Tier IV with GMDB
Net Assets	$—	$—	$—	$—
Accumulation Units Outstanding	—	—	—	—
Accumulation Unit Value	$—	$—	$—	$—

Focus Tier V
Net Assets	$246,459	$—	$924,876	$2,012,843
Accumulation Units Outstanding	16,445	—	69,022	138,203
Accumulation Unit Value	$14.987	$—	$13.400	$14.564

Focus Tier V with GMDB
Net Assets	$—	$—	$—	$—
Accumulation Units Outstanding	—	—	—	—
Accumulation Unit Value	$—	$—	$—	$—

Passport Group Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Passport Group Tier II
Net Assets	$3,698	$—	$480,457	$32,608
Accumulation Units Outstanding	180	—	42,864	1,702
Accumulation Unit Value	$20.398	$—	$11.208	$19.120

Spinnaker & Mainsail
Net Assets					$625,588
Accumulation Units Outstanding					22,038
Accumulation Unit Value					$28.382

Spinnaker Advisor
Net Assets					$12,596
Accumulation Units Outstanding					521
Accumulation Unit Value					$24.178

Spinnaker Choice
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.
1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities (continued)
As of December 31, 2015

Sub-Accounts
	VANGUARD MID-CAP INDEX	VANGUARD REIT INDEX	VANGUARD TOTAL BOND MARKET INDEX	VANGUARD TOTAL STOCK MARKET INDEX	VOYA GLOBAL RESOURCES PORTFOLIO SERVICE[1]
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker Choice with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.
1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities
As of December 31, 2015

	Sub-Accounts
	VY JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO INITIAL	WANGER USA
ASSETS:
Investments in Underlying:
Investments, at Cost	$627,565	$142,210
Shares Owned	34,099	4,243
Investments, at Fair Value	$461,347	$134,720
Total Assets	461,347	134,720

LIABILITIES:
Total Liabilities	—	—
NET ASSETS	$461,347	$134,720

Focus Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier I with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier II with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier III
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier III with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier IV
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities (continued)
As of December 31, 2015

	Sub-Accounts
	VY JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO INITIAL	WANGER USA
Focus Tier IV with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier V
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Focus Tier V with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Passport Group Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Passport Group Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker & Mainsail
Net Assets	$461,347	$134,720
Accumulation Units Outstanding	23,611	1,914
Accumulation Unit Value	$19.547	$70.395

Spinnaker Advisor
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker Choice
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities (continued)
As of December 31, 2015

Sub-Accounts
	VY JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO INITIAL	WANGER USA
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker Choice with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Spinnaker with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Operations
Year Ended December 31, 2015

	Sub-Accounts
	AMERICAN CENTURY BALANCED	AMERICAN CENTURY INFLATION PROTECTION II	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY LARGE COMPANY VALUE II	AMERICAN CENTURY ULTRA I
Investment Income
Dividend Income	$192,641	$127,340	$43,972	$8,253	$1,922
Mortality and Expense Risk Charge	(139,498)	(75,890)	(143,030)	(7,600)	(5,283)
Asset-Related Administration Charge	(17,497)	(9,496)	(17,637)	(1,017)	(663)
Net Investment Income (Loss)	35,646	41,954	(116,695)	(364)	(4,024)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	555,969	(289,210)	496,817	17,165	61,344
Realized Capital Gain Distributions Received	1,074,977	—	—	982	41,361
Net Change in Unrealized Appreciation/Depreciation	(2,103,493)	30,932	(393,570)	(51,177)	(77,104)
Net Gain (Loss) on Investments	(472,547)	(258,278)	103,247	(33,030)	25,601
Net Increase (Decrease) in Net Assets Resulting from Operations	$(436,901)	$(216,324)	$(13,448)	$(33,394)	$21,577

	Sub-Accounts
	AMERICAN CENTURY ULTRA II	AMERICAN CENTURY VALUE	CALVERT EAFE INTERNATIONAL INDEX F CLASS	CALVERT INVESTMENT GRADE BOND INDEX	CALVERT NASDAQ 100 INDEX
Investment Income
Dividend Income	$1,137	$95,509	$77	$6,374	$1,219
Mortality and Expense Risk Charge	(5,429)	(56,593)	(3,295)	(58,686)	(26,361)
Asset-Related Administration Charge	(655)	(6,907)	(455)	(7,125)	(3,562)
Net Investment Income (Loss)	(4,947)	32,009	(3,673)	(59,437)	(28,704)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	18,776	481,187	5,619	(30,285)	73,503
Realized Capital Gain Distributions Received	37,515	—	—	—	37,996
Net Change in Unrealized Appreciation/Depreciation	(35,001)	(744,818)	(12,065)	36,027	66,150
Net Gain (Loss) on Investments	21,290	(263,631)	(6,446)	5,742	177,649
Net Increase (Decrease) in Net Assets Resulting from Operations	$16,343	$(231,622)	$(10,119)	$(53,695)	$148,945

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Operations
Year Ended December 31, 2015

	Sub-Accounts
	CALVERT RUSSELL 2000 SMALL CAP INDEX F CLASS	CALVERT S&P MIDCAP 400 INDEX F CLASS	CALVERT SRI BALANCED	COLUMBIA VP MID CAP VALUE FUND - CLASS 1[1]	DEUTSCHE CAPITAL GROWTH VIP B
Investment Income
Dividend Income	$—	$—	$325	$—	$9,615
Mortality and Expense Risk Charge	(18,152)	(11,612)	(3,455)	(44)	(30,940)
Asset-Related Administration Charge	(2,377)	(1,543)	(416)	—	(3,772)
Net Investment Income (Loss)	(20,529)	(13,155)	(3,546)	(44)	(25,097)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	95,805	38,243	4,094	20	288,087
Realized Capital Gain Distributions Received	37,516	14,528	1,169	—	321,465
Net Change in Unrealized Appreciation/Depreciation	(203,048)	(83,883)	(12,310)	(224)	(413,191)
Net Gain (Loss) on Investments	(69,727)	(31,112)	(7,047)	(204)	196,361
Net Increase (Decrease) in Net Assets Resulting from Operations	$(90,256)	$(44,267)	$(10,593)	$(248)	$171,264

	Sub-Accounts
	DEUTSCHE CROCI INTERNATIONAL VIP - CLASS A1	DEUTSCHE GLOBAL GROWTH VIP B SHARE	DEUTSCHE GLOBAL INCOME BUILDER VIP A	DEUTSCHE GLOBAL SMALL CAP VIP B	DEUTSCHE SMALL CAP INDEX A SHARE
Investment Income
Dividend Income	$103,695	$269	$299,280	$1,826	$4,703
Mortality and Expense Risk Charge	(31,259)	(583)	(120,791)	(3,424)	(1,251)
Asset-Related Administration Charge	(3,763)	(70)	(14,860)	(465)	(820)
Net Investment Income (Loss)	68,673	(384)	163,629	(2,063)	2,632
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(340,998)	10,093	58,043	(6,310)	3,282
Realized Capital Gain Distributions Received	—	—	252,846	29,345	33,874
Net Change in Unrealized Appreciation/Depreciation	115,061	(11,004)	(734,033)	(20,067)	(61,734)
Net Gain (Loss) on Investments	(225,937)	(911)	(423,144)	2,968	(24,578)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(157,264)	$(1,295)	$(259,515)	$905	$(21,946)

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Operations
Year Ended December 31, 2015

	Sub-Accounts
	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX
Investment Income
Dividend Income	$65,239	$86,148	$71,311	$43,191	$252,636
Mortality and Expense Risk Charge	(48,270)	(173,761)	(43,772)	(48,907)	(204,295)
Asset-Related Administration Charge	(5,979)	(22,177)	(5,553)	(6,086)	(26,350)
Net Investment Income (Loss)	10,990	(109,790)	21,986	(11,802)	21,991
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	118,739	1,157,418	60,398	534,929	1,632,885
Realized Capital Gain Distributions Received	184,825	2,248,806	—	541,828	471,865
Net Change in Unrealized Appreciation/Depreciation	(460,322)	(3,752,457)	(183,057)	(1,238,804)	(2,190,183)
Net Gain (Loss) on Investments	(156,758)	(346,233)	(122,659)	(162,047)	(85,433)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(145,768)	$(456,023)	$(100,673)	$(173,849)	$(63,442)

	Sub-Accounts
	DREYFUS TECHNOLOGY GROWTH	FEDERATED HIGH INCOME BOND	FEDERATED MANAGED VOLATILITY II	FIDELITY ASSET MANAGER	FIDELITY CONTRAFUND
Investment Income
Dividend Income	$—	$138,024	$38,887	$3,003	$378,175
Mortality and Expense Risk Charge	(44,523)	(29,862)	(10,847)	(2,945)	(474,787)
Asset-Related Administration Charge	(5,670)	(3,672)	(1,304)	(355)	(58,101)
Net Investment Income (Loss)	(50,193)	104,490	26,736	(297)	(154,713)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	219,209	115,853	23,635	28,358	4,180,118
Realized Capital Gain Distributions Received	366,096	—	4,171	17,978	3,431,068
Net Change in Unrealized Appreciation/Depreciation	(371,731)	(305,476)	(129,823)	(46,765)	(7,707,425)
Net Gain (Loss) on Investments	213,574	(189,623)	(102,017)	(429)	(96,239)
Net Increase (Decrease) in Net Assets Resulting from Operations	$163,381	$(85,133)	$(75,281)	$(726)	$(250,952)

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Operations
Year Ended December 31, 2015

	Sub-Accounts
	FIDELITY CONTRAFUND II	FIDELITY EQUITY-INCOME	FIDELITY FREEDOM FUNDS 2010 II	FIDELITY FREEDOM FUNDS 2015 II	FIDELITY FREEDOM FUNDS 2020 II
Investment Income
Dividend Income	$32	$276,929	$816	$4,461	$10,191
Mortality and Expense Risk Charge	(43)	(113,736)	(737)	(3,656)	(12,269)
Asset-Related Administration Charge	—	(14,166)	(105)	(445)	(1,526)
Net Investment Income (Loss)	(11)	149,027	(26)	360	(3,604)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(17)	577,009	1,674	10,980	71,102
Realized Capital Gain Distributions Received	385	878,448	154	1,528	3,007
Net Change in Unrealized Appreciation/Depreciation	(383)	(2,069,111)	(1,928)	(15,551)	(101,590)
Net Gain (Loss) on Investments	(15)	(613,654)	(100)	(3,043)	(27,481)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(26)	$(464,627)	$(126)	$(2,683)	$(31,085)

	Sub-Accounts
	FIDELITY FREEDOM FUNDS 2025 II	FIDELITY FREEDOM FUNDS 2030 II	FIDELITY FREEDOM FUNDS 2050 II	FIDELITY FREEDOM INCOME FUND II	FIDELITY GOVERNMENT MONEY MARKET PORTFOLIO - INITIAL CLASS[1]
Investment Income
Dividend Income	$16,476	$14,873	$157	$1,660	$111
Mortality and Expense Risk Charge	(11,436)	(11,510)	(108)	(1,192)	(3,921)
Asset-Related Administration Charge	(1,445)	(1,383)	—	(143)	(1,415)
Net Investment Income (Loss)	3,595	1,980	49	325	(5,225)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	7,033	7,936	3	736	—
Realized Capital Gain Distributions Received	5,157	5,212	65	141	—
Net Change in Unrealized Appreciation/Depreciation	(40,035)	(35,117)	(310)	(3,286)	—
Net Gain (Loss) on Investments	(27,845)	(21,969)	(242)	(2,409)	—
Net Increase (Decrease) in Net Assets Resulting from Operations	$(24,250)	$(19,989)	$(193)	$(2,084)	$(5,225)

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Operations
Year Ended December 31, 2015

	Sub-Accounts
	FIDELITY GOVERNMENT MONEY MARKET PORTFOLIO - SERVICE CLASS II1	FIDELITY GROWTH	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES	FIDELITY INDEX 500
Investment Income
Dividend Income	$1,128	$38,827	$154,515	$6,499	$19,262
Mortality and Expense Risk Charge	(140,645)	(193,203)	(97,025)	(48,356)	(9,522)
Asset-Related Administration Charge	(16,987)	(23,785)	(12,253)	(5,882)	(2,912)
Net Investment Income (Loss)	(156,504)	(178,161)	45,237	(47,739)	6,828
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	—	1,048,007	876,771	303,177	75,641
Realized Capital Gain Distributions Received	—	483,875	400,952	363,730	677
Net Change in Unrealized Appreciation/Depreciation	—	(481,999)	(1,603,115)	(461,816)	(78,216)
Net Gain (Loss) on Investments	—	1,049,883	(325,392)	205,091	(1,898)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(156,504)	$871,722	$(280,155)	$157,352	$4,930

	Sub-Accounts
	FIDELITY MID CAP II	FIDELITY OVERSEAS II	FRANKLIN FLEX CAP GROWTH VIP FUND - CLASS 2	FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - CLASS 2	FRANKLIN INCOME VIP FUND - CLASS 2
Investment Income
Dividend Income	$24,438	$2,945	$—	$16,413	$341,178
Mortality and Expense Risk Charge	(127,646)	(3,346)	(5,341)	(6,795)	(93,291)
Asset-Related Administration Charge	(16,181)	(402)	(648)	(815)	(11,672)
Net Investment Income (Loss)	(119,389)	(803)	(5,989)	8,803	236,215
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	354,666	8,242	(1,994)	(4,212)	108,833
Realized Capital Gain Distributions Received	1,260,272	261	249,110	897	—
Net Change in Unrealized Appreciation/Depreciation	(1,746,201)	(5,015)	(228,528)	(48,579)	(948,101)
Net Gain (Loss) on Investments	(131,263)	3,488	18,588	(51,894)	(839,268)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(250,652)	$2,685	$12,599	$(43,091)	$(603,053)

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Operations
Year Ended December 31, 2015

	Sub-Accounts
	FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2	FRANKLIN SMALL CAP VALUE VIP FUND - CLASS 2	FRANKLIN SMALL-MID CAP GROWTH VIP FUND - CLASS 2	FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND - CLASS 2	IBBOTSON AGGRESSIVE GROWTH CLASS I
Investment Income
Dividend Income	$267,203	$63,700	$—	$277,262	$4,346
Mortality and Expense Risk Charge	(108,910)	(127,402)	(70,518)	(141,138)	(2,938)
Asset-Related Administration Charge	(13,289)	(15,884)	(8,773)	(18,026)	(906)
Net Investment Income (Loss)	145,004	(79,586)	(79,291)	118,098	502
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	725,790	755,509	315,119	(134,488)	2,220
Realized Capital Gain Distributions Received	589,561	1,464,989	1,351,360	—	4,378
Net Change in Unrealized Appreciation/Depreciation	(1,989,616)	(3,003,770)	(1,782,736)	(79,151)	(18,890)
Net Gain (Loss) on Investments	(674,265)	(783,272)	(116,257)	(213,639)	(12,292)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(529,261)	$(862,858)	$(195,548)	$(95,541)	$(11,790)

	Sub-Accounts
	IBBOTSON AGGRESSIVE GROWTH CLASS II	IBBOTSON BALANCED CLASS I	IBBOTSON BALANCED CLASS II	IBBOTSON CONSERVATIVE CLASS I	IBBOTSON CONSERVATIVE CLASS II
Investment Income
Dividend Income	$29,509	$22,017	$129,212	$7,414	$3,874
Mortality and Expense Risk Charge	(30,142)	(13,049)	(115,359)	(5,471)	(4,911)
Asset-Related Administration Charge	(3,633)	(4,573)	(14,164)	(1,968)	(599)
Net Investment Income (Loss)	(4,266)	4,395	(311)	(25)	(1,636)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	97,839	11,599	140,458	(3,353)	2,659
Realized Capital Gain Distributions Received	35,750	34,876	241,756	12,544	7,919
Net Change in Unrealized Appreciation/Depreciation	(231,480)	(92,590)	(700,073)	(21,199)	(18,106)
Net Gain (Loss) on Investments	(97,891)	(46,115)	(317,859)	(12,008)	(7,528)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(102,157)	$(41,720)	$(318,170)	$(12,033)	$(9,164)

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Operations
Year Ended December 31, 2015

	Sub-Accounts
	IBBOTSON GROWTH CLASS I	IBBOTSON GROWTH CLASS II	IBBOTSON INCOME AND GROWTH CLASS I	IBBOTSON INCOME AND GROWTH CLASS II	INVESCO AMERICAN FRANCHISE FUND I
Investment Income
Dividend Income	$7,851	$69,839	$3,810	$33,737	$—
Mortality and Expense Risk Charge	(5,643)	(68,844)	(2,094)	(27,561)	(66,680)
Asset-Related Administration Charge	(1,629)	(8,295)	(779)	(3,437)	(8,069)
Net Investment Income (Loss)	579	(7,300)	937	2,739	(74,749)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	23,433	176,724	1,591	36,693	287,432
Realized Capital Gain Distributions Received	7,512	80,327	7,914	84,193	28,224
Net Change in Unrealized Appreciation/Depreciation	(52,682)	(450,632)	(16,457)	(190,555)	(54,856)
Net Gain (Loss) on Investments	(21,737)	(193,581)	(6,952)	(69,669)	260,800
Net Increase (Decrease) in Net Assets Resulting from Operations	$(21,158)	$(200,881)	$(6,015)	$(66,930)	$186,051

	Sub-Accounts
	INVESCO AMERICAN FRANCHISE FUND II	INVESCO GLOBAL HEALTH CARE	INVESCO GLOBAL REAL ESTATE	INVESCO INTERNATIONAL GROWTH I	INVESCO INTERNATIONAL GROWTH II
Investment Income
Dividend Income	$—	$—	$209,332	$23,287	$176,022
Mortality and Expense Risk Charge	(15,421)	(5,518)	(78,191)	(20,620)	(180,391)
Asset-Related Administration Charge	(1,859)	(704)	(9,896)	(2,530)	(21,909)
Net Investment Income (Loss)	(17,280)	(6,222)	121,245	137	(26,278)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	161,491	56,687	584,589	160,391	973,337
Realized Capital Gain Distributions Received	6,733	36,996	—	—	—
Net Change in Unrealized Appreciation/Depreciation	(110,277)	(76,950)	(866,551)	(212,183)	(1,366,631)
Net Gain (Loss) on Investments	57,947	16,733	(281,962)	(51,792)	(393,294)
Net Increase (Decrease) in Net Assets Resulting from Operations	$40,667	$10,511	$(160,717)	$(51,655)	$(419,572)

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Operations
Year Ended December 31, 2015

	Sub-Accounts
	INVESCO MID CAP GROWTH FUND I	INVESCO MID CAP GROWTH FUND II	INVESCO SMALL CAP EQUITY II	JP MORGAN INSURANCE TRUST MID CAP VALUE I	JP MORGAN INSURANCE TRUST U.S. EQUITY I
Investment Income
Dividend Income	$—	$—	$—	$82,928	$35,527
Mortality and Expense Risk Charge	(1,623)	(6,308)	(6,641)	(106,311)	(40,389)
Asset-Related Administration Charge	(202)	(776)	(846)	(13,268)	(5,518)
Net Investment Income (Loss)	(1,825)	(7,084)	(7,487)	(36,651)	(10,380)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	26,142	95,009	23,635	891,886	352,118
Realized Capital Gain Distributions Received	8,876	37,126	104,359	633,636	143,562
Net Change in Unrealized Appreciation/Depreciation	(30,863)	(120,746)	(156,379)	(1,807,209)	(497,230)
Net Gain (Loss) on Investments	4,155	11,389	(28,385)	(281,687)	(1,550)
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,330	$4,305	$(35,872)	$(318,338)	$(11,930)

	Sub-Accounts
	NEUBERGER BERMAN AMT GUARDIAN CLASS S	NEUBERGER BERMAN AMT MID CAP GROWTH CLASS S	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE CLASS S	PIMCO ALL ASSET PORTFOLIO ADVISOR	PIMCO COMMODITY REALRETURN STRAT. ADMINISTRATIVE CLASS
Investment Income
Dividend Income	$779	$—	$245	$22,315	$153,909
Mortality and Expense Risk Charge	(2,075)	(8,770)	(917)	(8,969)	(41,287)
Asset-Related Administration Charge	(259)	(1,074)	(111)	(1,116)	(5,131)
Net Investment Income (Loss)	(1,555)	(9,844)	(783)	12,230	107,491
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(62)	(30,345)	6,365	(15,732)	(851,224)
Realized Capital Gain Distributions Received	43,340	60,920	1,334	—	—
Net Change in Unrealized Appreciation/Depreciation	(52,716)	(24,548)	(14,941)	(72,833)	(212,632)
Net Gain (Loss) on Investments	(9,438)	6,027	(7,242)	(88,565)	(1,063,856)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(10,993)	$(3,817)	$(8,025)	$(76,335)	$(956,365)

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Operations
Year Ended December 31, 2015

	Sub-Accounts
	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS II	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I	PIONEER HIGH YIELD VCT CLASS II
Investment Income
Dividend Income	$99,458	$98,995	$192,161	$399,969	$128,196
Mortality and Expense Risk Charge	(41,423)	(32,935)	(130,393)	(462,187)	(35,707)
Asset-Related Administration Charge	(5,128)	(4,019)	(16,034)	(55,570)	(4,559)
Net Investment Income (Loss)	52,907	62,041	45,734	(117,788)	87,930
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	8,945	(336,414)	864,295	(121,889)	(71,113)
Realized Capital Gain Distributions Received	31,112	369,629	367,501	9,716,088	95,850
Net Change in Unrealized Appreciation/Depreciation	(125,830)	(507,387)	(1,387,359)	(10,014,093)	(257,166)
Net Gain (Loss) on Investments	(85,773)	(474,172)	(155,563)	(419,894)	(232,429)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(32,866)	$(412,131)	$(109,829)	$(537,682)	$(144,499)

	Sub-Accounts
	PIONEER MID CAP VALUE VCT CLASS I	PIONEER REAL ESTATE VCT CLASS II	PIONEER SELECT MID CAP GROWTH VCT CLASS I	PIONEER STRATEGIC INCOME VCT CLASS II	TEMPLETON DEVELOPING MARKETS VIP FUND - CLASS 2
Investment Income
Dividend Income	$60,897	$118,378	$—	$275,209	$51,938
Mortality and Expense Risk Charge	(95,502)	(72,603)	(500,832)	(116,883)	(31,248)
Asset-Related Administration Charge	(11,531)	(9,484)	(60,483)	(14,530)	(3,916)
Net Investment Income (Loss)	(46,136)	36,291	(561,315)	143,796	16,774
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	3,147	284,884	582,725	(71,798)	(116,019)
Realized Capital Gain Distributions Received	862,209	634,073	4,395,441	47,647	330,747
Net Change in Unrealized Appreciation/Depreciation	(1,387,833)	(777,230)	(4,191,719)	(381,555)	(775,174)
Net Gain (Loss) on Investments	(522,477)	141,727	786,447	(405,706)	(560,446)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(568,613)	$178,018	$225,132	$(261,910)	$(543,672)

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Operations
Year Ended December 31, 2015

	Sub-Accounts
	TEMPLETON GLOBAL BOND VIP FUND - CLASS 2	TEMPLETON GROWTH VIP FUND - CLASS 2	VANGUARD BALANCED	VANGUARD HIGH YIELD BOND	VANGUARD INTERNATIONAL
Investment Income
Dividend Income	$783,434	$197,557	$41,027	$90,629	$40,997
Mortality and Expense Risk Charge	(126,638)	(94,891)	(15,181)	(12,864)	(20,890)
Asset-Related Administration Charge	(15,751)	(11,511)	(4,404)	(4,867)	(4,851)
Net Investment Income (Loss)	641,045	91,155	21,442	72,898	15,256
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(330,751)	537,648	(42,409)	(45,395)	60,936
Realized Capital Gain Distributions Received	50,884	—	81,190	2,785	33,675
Net Change in Unrealized Appreciation/Depreciation	(928,339)	(1,211,268)	(101,627)	(50,906)	(149,290)
Net Gain (Loss) on Investments	(1,208,206)	(673,620)	(62,846)	(93,516)	(54,679)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(567,161)	$(582,465)	$(41,404)	$(20,618)	$(39,423)

	Sub-Accounts
	VANGUARD MID-CAP INDEX	VANGUARD REIT INDEX	VANGUARD TOTAL BOND MARKET INDEX	VANGUARD TOTAL STOCK MARKET INDEX	VOYA GLOBAL RESOURCES PORTFOLIO SERVICE[1]
Investment Income
Dividend Income	$32,589	$18,188	$93,215	$75,528	$12,006
Mortality and Expense Risk Charge	(24,971)	(9,264)	(39,353)	(54,918)	(1,745)
Asset-Related Administration Charge	(7,583)	(3,050)	(9,070)	(14,045)	(211)
Net Investment Income (Loss)	35	5,874	44,792	6,565	10,050
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	298,703	54,714	11,558	331,758	(24,693)
Realized Capital Gain Distributions Received	146,044	34,418	17,478	191,877	—
Net Change in Unrealized Appreciation/Depreciation	(500,119)	(97,899)	(105,018)	(578,899)	65,361
Net Gain (Loss) on Investments	(55,372)	(8,767)	(75,982)	(55,264)	40,668
Net Increase (Decrease) in Net Assets Resulting from Operations	$(55,337)	$(2,893)	$(31,190)	$(48,699)	$50,718

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Operations
Year Ended December 31, 2015

	Sub-Accounts
	VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO[1]	VY JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO INITIAL	WANGER USA
Investment Income
Dividend Income	$3,668	$9,635	$—
Mortality and Expense Risk Charge	(7,279)	(8,008)	(2,427)
Asset-Related Administration Charge	(879)	(961)	(291)
Net Investment Income (Loss)	(4,490)	666	(2,718)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(27,173)	(78,440)	11,301
Realized Capital Gain Distributions Received	—	41,935	35,846
Net Change in Unrealized Appreciation/Depreciation	(86,844)	(69,781)	(42,503)
Net Gain (Loss) on Investments	(114,017)	(106,286)	4,644
Net Increase (Decrease) in Net Assets Resulting from Operations	$(118,507)	$(105,620)	$1,926

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2014 and 2015

Sub-Accounts
	AMERICAN CENTURY BALANCED	AMERICAN CENTURY INFLATION PROTECTION II	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY INTERNATIONAL II1	AMERICAN CENTURY LARGE COMPANY VALUE II
Net Assets at January 1, 2014	$11,884,983	$6,950,205	$11,449,030	$994	$572,940
Increase in Net Assets from Operations
Net Investment Income (Loss)	14,328	(8,042)	27,518	(2)	(732)
Net Realized Gains (Losses)	1,464,534	53,454	73,730	301	37,189
Net Change in Unrealized Appreciation/Depreciation	(541,142)	87,921	(890,095)	(293)	26,163
Net Increase (Decrease) in Net Assets Resulting from Operations	937,720	133,333	(788,847)	6	62,620
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	865,675	1,045,484	2,637,431	—	63,878
Spinnaker Advisor	73,509	38,797	150,598	—	6,657
Spinnaker Choice	103	1,565	355	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	14	—	36
Contract Terminations, Transfers Out
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	(1,005)	—

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	AMERICAN CENTURY BALANCED	AMERICAN CENTURY INFLATION PROTECTION II	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY INTERNATIONAL II1	AMERICAN CENTURY LARGE COMPANY VALUE II
Spinnaker & Mainsail	(1,891,277)	(1,056,124)	(1,517,393)	—	(78,650)
Spinnaker Advisor	(183,830)	(364,307)	(192,244)	—	(15,717)
Spinnaker Choice	(5,416)	(2,448)	(4,596)	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Maintenance Charges
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	5	—
Spinnaker & Mainsail	(9,413)	(1,139)	(2,837)	—	(29)
Spinnaker Advisor	—	—	—	—	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(1,150,649)	(338,172)	1,071,328	(1,000)	(23,825)
Total Increase (Decrease) in Net Assets	(212,929)	(204,839)	282,481	(994)	38,795
Net Assets at December 31, 2014	$11,672,054	$6,745,366	$11,731,511	$—	$611,735

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	AMERICAN CENTURY BALANCED	AMERICAN CENTURY INFLATION PROTECTION II	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY INTERNATIONAL II1	AMERICAN CENTURY LARGE COMPANY VALUE II
Net Assets at December 31, 2014	$11,672,054	$6,745,366	$11,731,511	$—	$611,735
Increase in Net Assets from Operations
Net Investment Income (Loss)	35,646	41,954	(116,695)	—	(364)
Net Realized Gains (Losses)	1,630,946	(289,210)	496,817	—	18,147
Net Change in Unrealized Appreciation/Depreciation	(2,103,493)	30,932	(393,570)	—	(51,177)
Net Increase (Decrease) in Net Assets Resulting from Operations	(436,901)	(216,324)	(13,448)	—	(33,394)
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	647,583	804,167	523,826	—	53,183
Spinnaker Advisor	38,885	42,006	30,706	—	3,485
Spinnaker Choice	321	1,452	334	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	36
Contract Terminations, Transfers Out
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(1,410,865)	(1,608,441)	(2,075,085)	—	(39,075)
Spinnaker Advisor	(131,494)	(309,907)	(31,103)	—	(1,425)

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	AMERICAN CENTURY BALANCED	AMERICAN CENTURY INFLATION PROTECTION II	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY INTERNATIONAL II1	AMERICAN CENTURY LARGE COMPANY VALUE II
Spinnaker Choice	(1,923)	(2,763)	(5,345)	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	(172)	—	—
Contract Maintenance Charges
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(11,250)	(1,466)	(6,331)	—	(359)
Spinnaker Advisor	—	—	—	—	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(868,743)	(1,074,952)	(1,563,170)	—	15,845
Total Increase (Decrease) in Net Assets	(1,305,644)	(1,291,276)	(1,576,618)	—	(17,549)
Net Assets at December 31, 2015	$10,366,410	$5,454,090	$10,154,893	$—	$594,186

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2014 and 2015

Sub-Accounts
	AMERICAN CENTURY ULTRA I	AMERICAN CENTURY ULTRA II	AMERICAN CENTURY VALUE	AMERICAN FUNDS THE INVESTMENT COMPANY OF AMERICA[1]	AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS[1]
Net Assets at January 1, 2014	$501,931	$192,701	$5,187,051	$539	$446
Increase in Net Assets from Operations
Net Investment Income (Loss)	(4,837)	(2,698)	6,818	(5)	(9)
Net Realized Gains (Losses)	59,110	8,481	636,258	117	124
Net Change in Unrealized Appreciation/Depreciation	(17,228)	13,459	(109,153)	(112)	(125)
Net Increase (Decrease) in Net Assets Resulting from Operations	37,045	19,242	533,923	—	(10)
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	24,783	134,623	674,150	—	—
Spinnaker Advisor	—	82	30,375	—	—
Spinnaker Choice	—	—	2	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	12	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Terminations, Transfers Out
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	(539)	(436)
Spinnaker & Mainsail	(87,169)	(16,888)	(1,348,860)	—	—
Spinnaker Advisor	(1,526)	(4,966)	(100,961)	—	—

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	AMERICAN CENTURY ULTRA I	AMERICAN CENTURY ULTRA II	AMERICAN CENTURY VALUE	AMERICAN FUNDS THE INVESTMENT COMPANY OF AMERICA[1]	AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS[1]
Spinnaker Choice	—	—	(260)	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	(6,472)	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Maintenance Charges
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(62)	(111)	(299)	—	—
Spinnaker Advisor	—	—	—	—	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(70,434)	112,740	(745,853)	(539)	(436)
Total Increase (Decrease) in Net Assets	(33,389)	131,982	(211,930)	(539)	(446)
Net Assets at December 31, 2014	$468,542	$324,683	$4,975,121	$—	$—

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	AMERICAN CENTURY ULTRA I	AMERICAN CENTURY ULTRA II	AMERICAN CENTURY VALUE	AMERICAN FUNDS THE INVESTMENT COMPANY OF AMERICA[1]	AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS[1]
Net Assets at December 31, 2014	$468,542	$324,683	$4,975,121	$—	$—
Increase in Net Assets from Operations
Net Investment Income (Loss)	(4,024)	(4,947)	32,009	—	—
Net Realized Gains (Losses)	102,705	56,291	481,187	—	—
Net Change in Unrealized Appreciation/Depreciation	(77,104)	(35,001)	(744,818)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	21,577	16,343	(231,622)	—	—
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	16,796	177,002	441,474	—	—
Spinnaker Advisor	—	1,741	14,295	—	—
Spinnaker Choice	—	—	42	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Terminations, Transfers Out
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(103,448)	(55,431)	(1,181,510)	—	—
Spinnaker Advisor	(522)	—	(46,027)	—	—

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	AMERICAN CENTURY ULTRA I	AMERICAN CENTURY ULTRA II	AMERICAN CENTURY VALUE	AMERICAN FUNDS THE INVESTMENT COMPANY OF AMERICA[1]	AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS[1]
Spinnaker Choice	—	—	(426)	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	(2,860)	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Maintenance Charges
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(31)	(211)	(1,163)	—	—
Spinnaker Advisor	—	—	—	—	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(90,065)	123,101	(773,315)	—	—
Total Increase (Decrease) in Net Assets	(68,488)	139,444	(1,004,937)	—	—
Net Assets at December 31, 2015	$400,054	$464,127	$3,970,184	$—	$—

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2014 and 2015

Sub-Accounts
	CALVERT EAFE INTERNATIONAL INDEX F CLASS	CALVERT INVESTMENT GRADE BOND INDEX	CALVERT NASDAQ 100 INDEX	CALVERT RUSSELL 2000 SMALL CAP INDEX F CLASS	CALVERT S&P MIDCAP 400 INDEX F CLASS
Net Assets at January 1, 2014	$247,128	$4,610,515	$1,181,884	$1,658,963	$806,657
Increase in Net Assets from Operations
Net Investment Income (Loss)	1,834	54,611	(1,372)	(17,370)	(6,675)
Net Realized Gains (Losses)	1,322	16,088	250,083	286,559	95,401
Net Change in Unrealized Appreciation/Depreciation	(24,845)	138,217	(34,149)	(233,570)	(30,749)
Net Increase (Decrease) in Net Assets Resulting from Operations	(21,689)	208,916	214,562	35,619	57,977
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	28,040	1,425,439	506,369	154,706	97,329
Spinnaker Advisor	3,715	22,666	104,743	30,081	13,703
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Terminations, Transfers Out
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(5,126)	(986,168)	(206,630)	(210,488)	(73,015)
Spinnaker Advisor	(2,358)	(233,689)	(147,787)	(82,277)	(23,006)

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	CALVERT EAFE INTERNATIONAL INDEX F CLASS	CALVERT INVESTMENT GRADE BOND INDEX	CALVERT NASDAQ 100 INDEX	CALVERT RUSSELL 2000 SMALL CAP INDEX F CLASS	CALVERT S&P MIDCAP 400 INDEX F CLASS
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Maintenance Charges
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(31)	(18,254)	(360)	—	(178)
Spinnaker Advisor	—	—	—	—	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Increase (Decrease) from Contract Transactions	24,240	209,994	256,335	(107,978)	14,833
Total Increase (Decrease) in Net Assets	2,551	418,910	470,897	(72,359)	72,810
Net Assets at December 31, 2014	$249,679	$5,029,425	$1,652,781	$1,586,604	$879,467

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	CALVERT EAFE INTERNATIONAL INDEX F CLASS	CALVERT INVESTMENT GRADE BOND INDEX	CALVERT NASDAQ 100 INDEX	CALVERT RUSSELL 2000 SMALL CAP INDEX F CLASS	CALVERT S&P MIDCAP 400 INDEX F CLASS
Net Assets at December 31, 2014	$249,679	$5,029,425	$1,652,781	$1,586,604	$879,467
Increase in Net Assets from Operations
Net Investment Income (Loss)	(3,673)	(59,437)	(28,704)	(20,529)	(13,155)
Net Realized Gains (Losses)	5,619	(30,285)	111,499	133,321	52,771
Net Change in Unrealized Appreciation/Depreciation	(12,065)	36,027	66,150	(203,048)	(83,883)
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,119)	(53,695)	148,945	(90,256)	(44,267)
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	33,077	899,874	672,953	124,456	116,217
Spinnaker Advisor	14,503	23,123	85,353	57,564	22,546
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Terminations, Transfers Out
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(39,639)	(1,554,502)	(198,974)	(312,900)	(100,225)
Spinnaker Advisor	(2,237)	(44,674)	(20,290)	(77,493)	(6,277)

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	CALVERT EAFE INTERNATIONAL INDEX F CLASS	CALVERT INVESTMENT GRADE BOND INDEX	CALVERT NASDAQ 100 INDEX	CALVERT RUSSELL 2000 SMALL CAP INDEX F CLASS	CALVERT S&P MIDCAP 400 INDEX F CLASS
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Maintenance Charges
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(210)	(9,316)	(447)	(117)	(208)
Spinnaker Advisor	—	—	—	—	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Increase (Decrease) from Contract Transactions	5,494	(685,495)	538,595	(208,490)	32,053
Total Increase (Decrease) in Net Assets	(4,625)	(739,190)	687,540	(298,746)	(12,214)
Net Assets at December 31, 2015	$245,054	$4,290,235	$2,340,321	$1,287,858	$867,253

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2014 and 2015

Sub-Accounts
	CALVERT SRI BALANCED	COLUMBIA VP MID CAP VALUE FUND - CLASS 1[1]	DEUTSCHE CAPITAL GROWTH VIP B	DEUTSCHE CROCI INTERNATIONAL VIP - CLASS A1	DEUTSCHE GLOBAL GROWTH VIP B SHARE
Net Assets at January 1, 2014	$198,573	$3,730	$2,692,411	$3,358,176	$56,637
Increase in Net Assets from Operations
Net Investment Income (Loss)	517	(49)	(27,628)	11,432	(449)
Net Realized Gains (Losses)	26,981	21	442,032	(210,802)	883
Net Change in Unrealized Appreciation/Depreciation	(8,070)	437	(152,335)	(202,282)	(1,470)
Net Increase (Decrease) in Net Assets Resulting from Operations	19,428	409	262,069	(401,652)	(1,036)
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	86,355	—	363,291	85,565	6,360
Spinnaker Advisor	—	—	5,071	897	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Terminations, Transfers Out
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	(974)	—	—
Spinnaker & Mainsail	(44,709)	—	(641,121)	(417,477)	(1,664)
Spinnaker Advisor	—	—	(69,696)	(1,205)	—

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	CALVERT SRI BALANCED	COLUMBIA VP MID CAP VALUE FUND - CLASS 1[1]	DEUTSCHE CAPITAL GROWTH VIP B	DEUTSCHE CROCI INTERNATIONAL VIP - CLASS A1	DEUTSCHE GLOBAL GROWTH VIP B SHARE
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Maintenance Charges
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(239)	—	(27)	(2,127)	(30)
Spinnaker Advisor	—	—	—	—	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Increase (Decrease) from Contract Transactions	41,407	—	(343,456)	(334,347)	4,666
Total Increase (Decrease) in Net Assets	60,835	409	(81,387)	(735,999)	3,630
Net Assets at December 31, 2014	$259,408	$4,139	$2,611,024	$2,622,177	$60,267

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	CALVERT SRI BALANCED	COLUMBIA VP MID CAP VALUE FUND - CLASS 1[1]	DEUTSCHE CAPITAL GROWTH VIP B	DEUTSCHE CROCI INTERNATIONAL VIP - CLASS A1	DEUTSCHE GLOBAL GROWTH VIP B SHARE
Net Assets at December 31, 2014	$259,408	$4,139	$2,611,024	$2,622,177	$60,267
Increase in Net Assets from Operations
Net Investment Income (Loss)	(3,546)	(44)	(25,097)	68,673	(384)
Net Realized Gains (Losses)	5,263	20	609,552	(340,998)	10,093
Net Change in Unrealized Appreciation/Depreciation	(12,310)	(224)	(413,191)	115,061	(11,004)
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,593)	(248)	171,264	(157,264)	(1,295)
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	51,470	—	340,493	112,525	3,275
Spinnaker Advisor	—	—	5,359	125	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	9,312	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Terminations, Transfers Out
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(28,897)	—	(707,302)	(418,321)	(42,586)
Spinnaker Advisor	(2,965)	—	(38,594)	(6,398)	—

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	CALVERT SRI BALANCED	COLUMBIA VP MID CAP VALUE FUND - CLASS 1[1]	DEUTSCHE CAPITAL GROWTH VIP B	DEUTSCHE CROCI INTERNATIONAL VIP - CLASS A1	DEUTSCHE GLOBAL GROWTH VIP B SHARE
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	(9,146)	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Maintenance Charges
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(59)	—	(76)	(3,271)	(32)
Spinnaker Advisor	—	—	—	—	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Increase (Decrease) from Contract Transactions	19,549	—	(399,954)	(315,340)	(39,343)
Total Increase (Decrease) in Net Assets	8,956	(248)	(228,690)	(472,604)	(40,638)
Net Assets at December 31, 2015	$268,364	$3,891	$2,382,334	$2,149,573	$19,629

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2014 and 2015

	Sub-Accounts
	DEUTSCHE GLOBAL INCOME BUILDER VIP A	DEUTSCHE GLOBAL SMALL CAP VIP B	DEUTSCHE SMALL CAP INDEX A SHARE	DEUTSCHE SMALL MID CAP VALUE VIP CLASS B1	DREYFUS APPRECIATION
Net Assets at January 1, 2014	$11,475,054	$250,989	$471,261	$429	$4,489,242
Increase in Net Assets from Operations
Net Investment Income (Loss)	182,879	(2,390)	(595)	(1)	18,280
Net Realized Gains (Losses)	1,249,370	46,707	57,368	137	300,443
Net Change in Unrealized Appreciation/Depreciation	(1,171,216)	(62,277)	(40,231)	(138)	(45,949)
Net Increase (Decrease) in Net Assets Resulting from Operations	261,033	(17,960)	16,542	(2)	272,774
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	—	—	4,755	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	10,252	—	—
Focus Tier II with GMDB	—	—	35,613	—	—
Focus Tier III	—	—	18,459	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	28,496	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	250,526	108,061	—	—	149,601
Spinnaker Advisor	21,769	70,087	—	—	12,449
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Terminations, Transfers Out
Focus Tier I	—	—	(24,661)	—	—
Focus Tier I with GMDB	—	—	(38,088)	—	—
Focus Tier II	—	—	(21,166)	—	—
Focus Tier II with GMDB	—	—	(25,535)	—	—
Focus Tier III	—	—	(13,917)	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	(427)	—
Spinnaker & Mainsail	(1,521,843)	(119,850)	—	—	(604,066)
Spinnaker Advisor	(231,945)	(1,605)	—	—	(199,337)

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	DEUTSCHE GLOBAL INCOME BUILDER VIP A	DEUTSCHE GLOBAL SMALL CAP VIP B	DEUTSCHE SMALL CAP INDEX A SHARE	DEUTSCHE SMALL MID CAP VALUE VIP CLASS B1	DREYFUS APPRECIATION
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Maintenance Charges
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(10,239)	—	—	—	(745)
Spinnaker Advisor	—	—	—	—	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(1,491,732)	56,693	(25,792)	(427)	(642,098)
Total Increase (Decrease) in Net Assets	(1,230,699)	38,733	(9,250)	(429)	(369,324)
Net Assets at December 31, 2014	$10,244,355	$289,722	$462,011	$—	$4,119,918

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

	Sub-Accounts
	DEUTSCHE GLOBAL INCOME BUILDER VIP A	DEUTSCHE GLOBAL SMALL CAP VIP B	DEUTSCHE SMALL CAP INDEX A SHARE	DEUTSCHE SMALL MID CAP VALUE VIP CLASS B1	DREYFUS APPRECIATION
Net Assets at December 31, 2014	$10,244,355	$289,722	$462,011	$—	$4,119,918
Increase in Net Assets from Operations
Net Investment Income (Loss)	163,629	(2,063)	2,632	—	10,990
Net Realized Gains (Losses)	310,889	23,035	37,156	—	303,564
Net Change in Unrealized Appreciation/Depreciation	(734,033)	(20,067)	(61,734)	—	(460,322)
Net Increase (Decrease) in Net Assets Resulting from Operations	(259,515)	905	(21,946)	—	(145,768)
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	—	—	303	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	407	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	8,366	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	53,566	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	318,684	13,272	—	—	128,759
Spinnaker Advisor	28,343	2,243	—	—	2,816
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Terminations, Transfers Out
Focus Tier I	—	—	(6,221)	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	(5,271)	—	—
Focus Tier II with GMDB	—	—	(835)	—	—
Focus Tier III	—	—	(7,008)	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	(1,798)	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(1,290,078)	(52,965)	—	—	(410,937)
Spinnaker Advisor	(184,166)	(11,044)	—	—	(75,509)

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	DEUTSCHE GLOBAL INCOME BUILDER VIP A	DEUTSCHE GLOBAL SMALL CAP VIP B	DEUTSCHE SMALL CAP INDEX A SHARE	DEUTSCHE SMALL MID CAP VALUE VIP CLASS B1	DREYFUS APPRECIATION
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Maintenance Charges
Focus Tier I	—	—	(80)	—	—
Focus Tier I with GMDB	—	—	(37)	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(4,593)	(91)	—	—	(869)
Spinnaker Advisor	—	—	—	—	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(1,131,810)	(48,585)	41,392	—	(355,740)
Total Increase (Decrease) in Net Assets	(1,391,325)	(47,680)	19,446	—	(501,508)
Net Assets at December 31, 2015	$8,853,030	$242,042	$481,457	$—	$3,618,410

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2014 and 2015

Sub-Accounts
	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH
Net Assets at January 1, 2014	$15,757,360	$4,299,080	$4,479,902	$18,185,691	$3,888,649
Increase in Net Assets from Operations
Net Investment Income (Loss)	(59,718)	29,643	(15,487)	13,643	(52,116)
Net Realized Gains (Losses)	1,572,138	143,585	643,191	2,179,648	611,993
Net Change in Unrealized Appreciation/Depreciation	14,850	(34,561)	(130,725)	(252,599)	(379,456)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,527,270	138,667	496,979	1,940,692	180,421
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	505,722	264,871	296,855	1,240,382	174,832
Spinnaker Advisor	95,309	15,381	4,573	182,307	26,746
Spinnaker Choice	51	—	65	9,780	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	681	—
Contract Terminations, Transfers Out
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(2,572,401)	(823,618)	(802,976)	(3,360,591)	(502,315)
Spinnaker Advisor	(547,576)	(109,930)	(70,928)	(356,921)	(228,497)
Spinnaker Choice	(4,262)	—	(1,813)	(18,854)	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	(610)	—
Contract Maintenance Charges
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(761)	(2,025)	(1,020)	(2,598)	(630)
Spinnaker Advisor	—	—	—	—	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(2,523,918)	(655,321)	(575,244)	(2,306,424)	(529,864)
Total Increase (Decrease) in Net Assets	(996,648)	(516,654)	(78,265)	(365,732)	(349,443)
Net Assets at December 31, 2014	$14,760,712	$3,782,426	$4,401,637	$17,819,959	$3,539,206

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH
Net Assets at December 31, 2014	$14,760,712	$3,782,426	$4,401,637	$17,819,959	$3,539,206
Increase in Net Assets from Operations
Net Investment Income (Loss)	(109,790)	21,986	(11,802)	21,991	(50,193)
Net Realized Gains (Losses)	3,406,224	60,398	1,076,757	2,104,750	585,305
Net Change in Unrealized Appreciation/Depreciation	(3,752,457)	(183,057)	(1,238,804)	(2,190,183)	(371,731)
Net Increase (Decrease) in Net Assets Resulting from Operations	(456,023)	(100,673)	(173,849)	(63,442)	163,381
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	408,020	144,783	178,780	879,079	165,919
Spinnaker Advisor	65,190	11,983	5,448	215,450	7,004
Spinnaker Choice	43	—	529	441	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	600	—
Contract Terminations, Transfers Out
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(1,967,703)	(630,052)	(1,081,412)	(3,014,335)	(371,904)
Spinnaker Advisor	(387,963)	(112,535)	(23,374)	(497,561)	(42,657)
Spinnaker Choice	(1,239)	—	(956)	(3,265)	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	(981)	—
Contract Maintenance Charges
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(915)	(880)	(1,271)	(2,290)	(1,614)
Spinnaker Advisor	—	—	—	—	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(1,884,567)	(586,701)	(922,256)	(2,422,862)	(243,252)
Total Increase (Decrease) in Net Assets	(2,340,590)	(687,374)	(1,096,105)	(2,486,304)	(79,871)
Net Assets at December 31, 2015	$12,420,122	$3,095,052	$3,305,532	$15,333,655	$3,459,335

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2014 and 2015

Sub-Accounts
	FEDERATED HIGH INCOME BOND	FEDERATED MANAGED VOLATILITY II	FIDELITY ASSET MANAGER	FIDELITY CONTRAFUND	FIDELITY CONTRAFUND II
Net Assets at January 1, 2014	$3,018,861	$1,067,439	$380,635	$39,960,293	$3,892
Increase in Net Assets from Operations
Net Investment Income (Loss)	132,482	20,870	(481)	(185,046)	(25)
Net Realized Gains (Losses)	75,447	104,879	49,502	3,730,841	183
Net Change in Unrealized Appreciation/Depreciation	(163,961)	(96,499)	(32,601)	326,071	173
Net Increase (Decrease) in Net Assets Resulting from Operations	43,968	29,250	16,420	3,871,866	331
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	80,743	13,375	14,600	3,915,703	—
Spinnaker Advisor	358	—	—	228,093	—
Spinnaker Choice	—	—	—	21,514	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	36	—
Contract Terminations, Transfers Out
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	(322)
Spinnaker & Mainsail	(510,126)	(174,526)	(116,154)	(7,731,773)	—
Spinnaker Advisor	(102,509)	(549)	(27,485)	(522,026)	—
Spinnaker Choice	—	—	—	(47,944)	—

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	FEDERATED HIGH INCOME BOND	FEDERATED MANAGED VOLATILITY II	FIDELITY ASSET MANAGER	FIDELITY CONTRAFUND	FIDELITY CONTRAFUND II
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	(30)	—
Contract Maintenance Charges
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(2,550)	(1,422)	583	(15,594)	—
Spinnaker Advisor	—	—	—	—	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(534,084)	(163,122)	(128,456)	(4,152,021)	(322)
Total Increase (Decrease) in Net Assets	(490,116)	(133,872)	(112,036)	(280,155)	9
Net Assets at December 31, 2014	$2,528,745	$933,567	$268,599	$39,680,138	$3,901

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	FEDERATED HIGH INCOME BOND	FEDERATED MANAGED VOLATILITY II	FIDELITY ASSET MANAGER	FIDELITY CONTRAFUND	FIDELITY CONTRAFUND II
Net Assets at December 31, 2014	$2,528,745	$933,567	$268,599	$39,680,138	$3,901
Increase in Net Assets from Operations
Net Investment Income (Loss)	104,490	26,736	(297)	(154,713)	(11)
Net Realized Gains (Losses)	115,853	27,806	46,336	7,611,186	368
Net Change in Unrealized Appreciation/Depreciation	(305,476)	(129,823)	(46,765)	(7,707,425)	(383)
Net Increase (Decrease) in Net Assets Resulting from Operations	(85,133)	(75,281)	(726)	(250,952)	(26)
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	31,593	10,383	8,109	2,569,808	—
Spinnaker Advisor	371	—	—	129,180	—
Spinnaker Choice	—	—	—	1,064	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	36	—
Contract Terminations, Transfers Out
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(322,773)	(91,843)	(95,172)	(6,642,946)	—
Spinnaker Advisor	(9,873)	(521)	—	(154,455)	—
Spinnaker Choice	—	—	—	(44,050)	—

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	FEDERATED HIGH INCOME BOND	FEDERATED MANAGED VOLATILITY II	FIDELITY ASSET MANAGER	FIDELITY CONTRAFUND	FIDELITY CONTRAFUND II
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	(30)	—
Contract Maintenance Charges
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(1,543)	(873)	(130)	(17,110)	—
Spinnaker Advisor	—	—	—	—	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(302,225)	(82,854)	(87,193)	(4,158,503)	—
Total Increase (Decrease) in Net Assets	(387,358)	(158,135)	(87,919)	(4,409,455)	(26)
Net Assets at December 31, 2015	$2,141,387	$775,432	$180,680	$35,270,683	$3,875

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2014 and 2015

Sub-Accounts
	FIDELITY EQUITY-INCOME	FIDELITY FREEDOM FUNDS 2010 II	FIDELITY FREEDOM FUNDS 2015 II	FIDELITY FREEDOM FUNDS 2020 II	FIDELITY FREEDOM FUNDS 2025 II
Net Assets at January 1, 2014	$10,087,701	$50,150	$488,914	$1,851,283	$536,073
Increase in Net Assets from Operations
Net Investment Income (Loss)	136,810	218	(693)	(5,584)	2,397
Net Realized Gains (Losses)	1,029,002	2,558	38,919	253,548	19,306
Net Change in Unrealized Appreciation/Depreciation	(471,013)	(1,276)	(27,209)	(187,436)	(3,234)
Net Increase (Decrease) in Net Assets Resulting from Operations	694,799	1,500	11,017	60,528	18,469
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	692,970	27,683	41,831	134,616	242,172
Spinnaker Advisor	50,296	—	13,652	21,196	4,515
Spinnaker Choice	96	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	54	—	—	—	—
Contract Terminations, Transfers Out
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(1,499,992)	(8,282)	(171,952)	(878,566)	(13,884)
Spinnaker Advisor	(170,085)	(1,506)	(55,229)	(13,568)	—

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	FIDELITY EQUITY-INCOME	FIDELITY FREEDOM FUNDS 2010 II	FIDELITY FREEDOM FUNDS 2015 II	FIDELITY FREEDOM FUNDS 2020 II	FIDELITY FREEDOM FUNDS 2025 II
Spinnaker Choice	(12,328)	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Maintenance Charges
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(440)	(32)	(86)	(179)	(149)
Spinnaker Advisor	—	—	—	—	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(939,429)	17,863	(171,784)	(736,501)	232,654
Total Increase (Decrease) in Net Assets	(244,630)	19,363	(160,767)	(675,973)	251,123
Net Assets at December 31, 2014	$9,843,071	$69,513	$328,147	$1,175,310	$787,196

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	FIDELITY EQUITY-INCOME	FIDELITY FREEDOM FUNDS 2010 II	FIDELITY FREEDOM FUNDS 2015 II	FIDELITY FREEDOM FUNDS 2020 II	FIDELITY FREEDOM FUNDS 2025 II
Net Assets at December 31, 2014	$9,843,071	$69,513	$328,147	$1,175,310	$787,196
Increase in Net Assets from Operations
Net Investment Income (Loss)	149,027	(26)	360	(3,604)	3,595
Net Realized Gains (Losses)	1,455,457	1,828	12,508	74,109	12,190
Net Change in Unrealized Appreciation/Depreciation	(2,069,111)	(1,928)	(15,551)	(101,590)	(40,035)
Net Increase (Decrease) in Net Assets Resulting from Operations	(464,627)	(126)	(2,683)	(31,085)	(24,250)
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	505,425	8,316	3,511	102,389	244,302
Spinnaker Advisor	70,545	—	13,653	20,663	—
Spinnaker Choice	329	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Terminations, Transfers Out
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(1,556,384)	(26,101)	(71,482)	(652,449)	(10,755)
Spinnaker Advisor	(200,885)	(1,542)	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	FIDELITY EQUITY-INCOME	FIDELITY FREEDOM FUNDS 2010 II	FIDELITY FREEDOM FUNDS 2015 II	FIDELITY FREEDOM FUNDS 2020 II	FIDELITY FREEDOM FUNDS 2025 II
Spinnaker Choice	(1,646)	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	(792)	—	—	—	—
Contract Maintenance Charges
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(561)	(119)	(61)	(300)	(272)
Spinnaker Advisor	—	—	—	—	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(1,183,969)	(19,446)	(54,379)	(529,697)	233,275
Total Increase (Decrease) in Net Assets	(1,648,596)	(19,572)	(57,062)	(560,782)	209,025
Net Assets at December 31, 2015	$8,194,475	$49,941	$271,085	$614,528	$996,221

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2014 and 2015

	Sub-Accounts
	FIDELITY FREEDOM FUNDS 2030 II	FIDELITY FREEDOM FUNDS 2050 II	FIDELITY FREEDOM INCOME FUND II	FIDELITY GOVERNMENT MONEY MARKET PORTFOLIO - INITIAL CLASS[1]	FIDELITY GOVERNMENT MONEY MARKET PORTFOLIO - SERVICE CLASS II1
Net Assets at January 1, 2014	$478,304	$6,802	$101,798	$447,961	$11,412,469
Increase in Net Assets from Operations
Net Investment Income (Loss)	4,126	16	(229)	(5,769)	(151,088)
Net Realized Gains (Losses)	23,040	125	2,426	—	—
Net Change in Unrealized Appreciation/Depreciation	(14,653)	108	(43)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	12,513	249	2,154	(5,769)	(151,088)
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	—	—	—	15,060	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	27,521	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	208,881	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	1,805	—	—	758,011
Spinnaker & Mainsail	418,150	—	7,865	—	5,743,190
Spinnaker Advisor	—	—	—	—	305,099
Spinnaker Choice	—	—	—	—	5,032
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	442
Contract Terminations, Transfers Out
Focus Tier I	—	—	—	(71,198)	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	(10,032)	—
Focus Tier II with GMDB	—	—	—	(275)	—
Focus Tier III	—	—	—	(192,714)	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	(768,066)
Spinnaker & Mainsail	(50,795)	—	(22,392)	—	(4,453,737)
Spinnaker Advisor	—	—	—	—	(854,989)

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	FIDELITY FREEDOM FUNDS 2030 II	FIDELITY FREEDOM FUNDS 2050 II	FIDELITY FREEDOM INCOME FUND II	FIDELITY GOVERNMENT MONEY MARKET PORTFOLIO - INITIAL CLASS[1]	FIDELITY GOVERNMENT MONEY MARKET PORTFOLIO - SERVICE CLASS II1
Spinnaker Choice	—	—	—	—	(3,608)
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	(60)
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	(30)
Contract Maintenance Charges
Focus Tier I	—	—	—	(160)	—
Focus Tier I with GMDB	—	—	—	(37)	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(695)	—	(120)	—	(34,647)
Spinnaker Advisor	—	—	—	—	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Increase (Decrease) from Contract Transactions	366,660	1,805	(14,647)	(22,954)	696,637
Total Increase (Decrease) in Net Assets	379,173	2,054	(12,493)	(28,723)	545,549
Net Assets at December 31, 2014	$857,477	$8,856	$89,305	$419,238	$11,958,018

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

	Sub-Accounts
	FIDELITY FREEDOM FUNDS 2030 II	FIDELITY FREEDOM FUNDS 2050 II	FIDELITY FREEDOM INCOME FUND II	FIDELITY GOVERNMENT MONEY MARKET PORTFOLIO - INITIAL CLASS[1]	FIDELITY GOVERNMENT MONEY MARKET PORTFOLIO - SERVICE CLASS II1
Net Assets at December 31, 2014	$857,477	$8,856	$89,305	$419,238	$11,958,018
Increase in Net Assets from Operations
Net Investment Income (Loss)	1,980	49	325	(5,225)	(156,504)
Net Realized Gains (Losses)	13,148	68	877	—	—
Net Change in Unrealized Appreciation/Depreciation	(35,117)	(310)	(3,286)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(19,989)	(193)	(2,084)	(5,225)	(156,504)
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	—	—	—	22,225	—
Focus Tier I with GMDB	—	—	—	85,757	—
Focus Tier II	—	—	—	2,639	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	33,191	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	1,800	—	—	1,379,734
Spinnaker & Mainsail	169,662	—	25,956	—	2,905,943
Spinnaker Advisor	—	—	—	—	208,301
Spinnaker Choice	—	—	—	—	663
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Terminations, Transfers Out
Focus Tier I	—	—	—	(28,453)	—
Focus Tier I with GMDB	—	—	—	(3,706)	—
Focus Tier II	—	—	—	(33,142)	—
Focus Tier II with GMDB	—	—	—	(1,809)	—
Focus Tier III	—	—	—	(55,689)	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	(929,237)
Spinnaker & Mainsail	(12,906)	—	(7,953)	—	(4,016,914)
Spinnaker Advisor	(11,189)	—	—	—	(414,380)

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	FIDELITY FREEDOM FUNDS 2030 II	FIDELITY FREEDOM FUNDS 2050 II	FIDELITY FREEDOM INCOME FUND II	FIDELITY GOVERNMENT MONEY MARKET PORTFOLIO - INITIAL CLASS[1]	FIDELITY GOVERNMENT MONEY MARKET PORTFOLIO - SERVICE CLASS II1
Spinnaker Choice	—	—	—	—	(2,911)
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	(60)
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	(30)
Contract Maintenance Charges
Focus Tier I	—	—	—	(80)	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(1,744)	—	(90)	—	(33,679)
Spinnaker Advisor	—	—	—	—	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Increase (Decrease) from Contract Transactions	143,823	1,800	17,913	20,933	(902,570)
Total Increase (Decrease) in Net Assets	123,834	1,607	15,829	15,708	(1,059,074)
Net Assets at December 31, 2015	$981,311	$10,463	$105,134	$434,946	$10,898,944

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2014 and 2015

	Sub-Accounts
	FIDELITY GROWTH	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES	FIDELITY INDEX 500	FIDELITY MID CAP II
Net Assets at January 1, 2014	$15,996,722	$8,447,764	$3,955,219	$1,039,757	$11,584,166
Increase in Net Assets from Operations
Net Investment Income (Loss)	(195,963)	26,880	(45,666)	3,108	(152,282)
Net Realized Gains (Losses)	1,158,360	553,535	272,753	185,549	1,325,676
Net Change in Unrealized Appreciation/Depreciation	524,927	130,820	155,489	(69,422)	(708,589)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,487,324	711,235	382,576	119,235	464,805
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	—	—	—	8,840	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	5,000	—
Focus Tier II with GMDB	—	—	—	12,302	—
Focus Tier III	—	—	—	15,924	—
Focus Tier III with GMDB	—	—	—	264,677	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	659,618	524,965	71,038	—	702,638
Spinnaker Advisor	72,631	21,446	3,768	—	284,736
Spinnaker Choice	34	31	—	—	24,296
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	24	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	41	—	—	90
Contract Terminations, Transfers Out
Focus Tier I	—	—	—	(38,193)	—
Focus Tier I with GMDB	—	—	—	(12,302)	—
Focus Tier II	—	—	—	(59,548)	—
Focus Tier II with GMDB	—	—	—	(264,677)	—
Focus Tier III	—	—	—	(35,014)	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(2,071,046)	(1,195,963)	(417,630)	—	(2,201,257)
Spinnaker Advisor	(506,313)	(194,230)	(136,947)	—	(288,793)
Spinnaker Choice	(1,738)	(47)	—	—	(1,555)
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	FIDELITY GROWTH	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES	FIDELITY INDEX 500	FIDELITY MID CAP II
Spinnaker Choice with GMDB	(6,954)	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Maintenance Charges
Focus Tier I	—	—	—	(40)	—
Focus Tier I with GMDB	—	—	—	(43)	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(3,877)	(1,852)	(1,916)	—	(647)
Spinnaker Advisor	—	—	—	—	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(1,857,621)	(845,609)	(481,687)	(103,074)	(1,480,492)
Total Increase (Decrease) in Net Assets	(370,297)	(134,374)	(99,111)	16,161	(1,015,687)
Net Assets at December 31, 2014	$15,626,425	$8,313,390	$3,856,108	$1,055,918	$10,568,479

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

	Sub-Accounts
	FIDELITY GROWTH	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES	FIDELITY INDEX 500	FIDELITY MID CAP II
Net Assets at December 31, 2014	$15,626,425	$8,313,390	$3,856,108	$1,055,918	$10,568,479
Increase in Net Assets from Operations
Net Investment Income (Loss)	(178,161)	45,237	(47,739)	6,828	(119,389)
Net Realized Gains (Losses)	1,531,882	1,277,723	666,907	76,318	1,614,938
Net Change in Unrealized Appreciation/ Depreciation	(481,999)	(1,603,115)	(461,816)	(78,216)	(1,746,201)
Net Increase (Decrease) in Net Assets Resulting from Operations	871,722	(280,155)	157,352	4,930	(250,652)
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	—	—	—	5,121	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	58,378	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	16,119	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	382,401	414,526	84,506	—	580,280
Spinnaker Advisor	31,043	27,240	1,721	—	48,450
Spinnaker Choice	—	11	—	—	82
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	36
Contract Terminations, Transfers Out
Focus Tier I	—	—	—	(65,975)	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	(48,081)	—
Focus Tier II with GMDB	—	—	—	(1,342)	—
Focus Tier III	—	—	—	(83,622)	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(1,876,369)	(1,325,645)	(535,385)	—	(1,755,046)
Spinnaker Advisor	(334,541)	(206,880)	(1,739)	—	(81,219)
Spinnaker Choice	(396)	(45)	—	—	(17,465)
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	FIDELITY GROWTH	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES	FIDELITY INDEX 500	FIDELITY MID CAP II
Spinnaker Choice with GMDB	(3,012)	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	(639)	—	—	(850)
Contract Maintenance Charges
Focus Tier I	—	—	—	(120)	—
Focus Tier I with GMDB	—	—	—	(80)	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(2,616)	(2,419)	(723)	—	(778)
Spinnaker Advisor	—	—	—	—	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(1,803,490)	(1,093,851)	(451,620)	(119,602)	(1,226,510)
Total Increase (Decrease) in Net Assets	(931,768)	(1,374,006)	(294,268)	(114,672)	(1,477,162)
Net Assets at December 31, 2015	$14,694,657	$6,939,384	$3,561,840	$941,246	$9,091,317

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2014 and 2015

Sub-Accounts
	FIDELITY OVERSEAS II	FRANKLIN FLEX CAP GROWTH VIP FUND - CLASS 2	FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - CLASS 2	FRANKLIN INCOME VIP FUND - CLASS 2	FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
Net Assets at January 1, 2014	$237,980	$494,262	$442,256	$7,732,418	$9,217,245
Increase in Net Assets from Operations
Net Investment Income (Loss)	(246)	(6,885)	5,588	266,867	54,759
Net Realized Gains (Losses)	13,680	131,200	5,406	449,719	469,187
Net Change in Unrealized Appreciation/Depreciation	(37,675)	(104,789)	(2,277)	(472,684)	(23,911)
Net Increase (Decrease) in Net Assets Resulting from Operations	(24,241)	19,526	8,717	243,902	500,035
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	87,504	84,877	177,932	1,388,231	698,689
Spinnaker Advisor	1,028	1,419	—	45,633	3,318
Spinnaker Choice	—	9,605	—	19,088	18,226
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	36	—
Contract Terminations, Transfers Out
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(51,437)	(182,998)	(147,767)	(1,770,673)	(1,286,190)

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	FIDELITY OVERSEAS II	FRANKLIN FLEX CAP GROWTH VIP FUND - CLASS 2	FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - CLASS 2	FRANKLIN INCOME VIP FUND - CLASS 2	FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
Spinnaker Advisor	(1,198)	(3,335)	—	(59,855)	(85,240)
Spinnaker Choice	—	(9,627)	—	(18,796)	(18,335)
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	(30)	—
Contract Maintenance Charges
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(31)	(59)	(46)	(8,596)	(1,708)
Spinnaker Advisor	—	—	—	—	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Increase (Decrease) from Contract Transactions	35,866	(100,118)	30,119	(404,962)	(671,240)
Total Increase (Decrease) in Net Assets	11,625	(80,592)	38,836	(161,060)	(171,205)
Net Assets at December 31, 2014	$249,605	$413,670	$481,092	$7,571,358	$9,046,040

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	FIDELITY OVERSEAS II	FRANKLIN FLEX CAP GROWTH VIP FUND - CLASS 2	FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - CLASS 2	FRANKLIN INCOME VIP FUND - CLASS 2	FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
Net Assets at December 31, 2014	$249,605	$413,670	$481,092	$7,571,358	$9,046,040
Increase in Net Assets from Operations
Net Investment Income (Loss)	(803)	(5,989)	8,803	236,215	145,004
Net Realized Gains (Losses)	8,503	247,116	(3,315)	108,833	1,315,351
Net Change in Unrealized Appreciation/Depreciation	(5,015)	(228,528)	(48,579)	(948,101)	(1,989,616)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,685	12,599	(43,091)	(603,053)	(529,261)
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	52,932	46,664	160,922	1,217,220	637,963
Spinnaker Advisor	1,529	49	—	26,794	2,644
Spinnaker Choice	—	62	—	398	398
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	36	—
Contract Terminations, Transfers Out
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(62,453)	(28,294)	(69,680)	(1,509,350)	(1,390,876)

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	FIDELITY OVERSEAS II	FRANKLIN FLEX CAP GROWTH VIP FUND - CLASS 2	FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - CLASS 2	FRANKLIN INCOME VIP FUND - CLASS 2	FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
Spinnaker Advisor	(1,752)	(13,770)	—	(49,640)	(36,853)
Spinnaker Choice	—	(115)	—	(166)	(16,041)
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Maintenance Charges
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(22)	(92)	(29)	(7,135)	(2,441)
Spinnaker Advisor	—	—	—	—	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(9,766)	4,504	91,213	(321,843)	(805,206)
Total Increase (Decrease) in Net Assets	(7,081)	17,103	48,122	(924,896)	(1,334,467)
Net Assets at December 31, 2015	$242,524	$430,773	$529,214	$6,646,462	$7,711,573

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2014 and 2015

	Sub-Accounts
	FRANKLIN SMALL CAP VALUE VIP FUND - CLASS 2	FRANKLIN SMALL-MID CAP GROWTH VIP FUND - CLASS 2	FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND - CLASS 2	IBBOTSON AGGRESSIVE GROWTH CLASS I	IBBOTSON AGGRESSIVE GROWTH CLASS II
Net Assets at January 1, 2014	$11,812,852	$5,860,287	$13,817,127	$608,393	$2,529,970
Increase in Net Assets from Operations
Net Investment Income (Loss)	(89,160)	(80,324)	169,706	(470)	(11,031)
Net Realized Gains (Losses)	1,985,555	1,279,984	(78,621)	37,320	188,522
Net Change in Unrealized Appreciation/Depreciation	(1,989,597)	(872,726)	169,743	(31,408)	(97,575)
Net Increase (Decrease) in Net Assets Resulting from Operations	(93,202)	326,934	260,828	5,442	79,916
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	—	—	—	178,018	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	1,662	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	1,549,515	246,698	1,348,413	—	316,044
Spinnaker Advisor	55,201	5,357	109,361	—	33
Spinnaker Choice	244	372	6,947	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	36	—	—	—	—
Contract Terminations, Transfers Out
Focus Tier I	—	—	—	(352,150)	—
Focus Tier I with GMDB	—	—	—	(324)	—
Focus Tier II	—	—	—	(123,586)	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	(7,350)	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	(456)	—	(427)	—	—
Spinnaker & Mainsail	(2,013,470)	(665,545)	(2,076,924)	—	(434,987)
Spinnaker Advisor	(121,845)	(54,651)	(784,756)	—	—

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	FRANKLIN SMALL CAP VALUE VIP FUND - CLASS 2	FRANKLIN SMALL-MID CAP GROWTH VIP FUND - CLASS 2	FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND - CLASS 2	IBBOTSON AGGRESSIVE GROWTH CLASS I	IBBOTSON AGGRESSIVE GROWTH CLASS II
Spinnaker Choice	(2,880)	(3,042)	(5,485)	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Maintenance Charges
Focus Tier I	—	—	—	(40)	—
Focus Tier I with GMDB	—	—	—	(43)	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(705)	(1,634)	(11,619)	—	(692)
Spinnaker Advisor	—	—	—	—	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(534,360)	(472,445)	(1,414,490)	(303,813)	(119,602)
Total Increase (Decrease) in Net Assets	(627,562)	(145,511)	(1,153,662)	(298,371)	(39,686)
Net Assets at December 31, 2014	$11,185,290	$5,714,776	$12,663,465	$310,022	$2,490,284

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

	Sub-Accounts
	FRANKLIN SMALL CAP VALUE VIP FUND - CLASS 2	FRANKLIN SMALL-MID CAP GROWTH VIP FUND - CLASS 2	FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND - CLASS 2	IBBOTSON AGGRESSIVE GROWTH CLASS I	IBBOTSON AGGRESSIVE GROWTH CLASS II
Net Assets at December 31, 2014	$11,185,290	$5,714,776	$12,663,465	$310,022	$2,490,284
Increase in Net Assets from Operations
Net Investment Income (Loss)	(79,586)	(79,291)	118,098	502	(4,266)
Net Realized Gains (Losses)	2,220,498	1,666,479	(134,488)	6,598	133,589
Net Change in Unrealized Appreciation/Depreciation	(3,003,770)	(1,782,736)	(79,151)	(18,890)	(231,480)
Net Increase (Decrease) in Net Assets Resulting from Operations	(862,858)	(195,548)	(95,541)	(11,790)	(102,157)
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	2,053	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	920,619	180,198	774,090	—	249,006
Spinnaker Advisor	40,787	4,417	276,919	—	—
Spinnaker Choice	135	348	533	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	36	—	—	—	—
Contract Terminations, Transfers Out
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	(7,561)	—
Focus Tier II	—	—	—	(1,113)	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	(505)	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(2,140,222)	(730,139)	(2,891,332)	—	(272,813)
Spinnaker Advisor	(74,889)	(31,674)	(600,270)	—	(2,593)
Spinnaker Choice	(957)	(305)	(3,941)	—	—

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	FRANKLIN SMALL CAP VALUE VIP FUND - CLASS 2	FRANKLIN SMALL-MID CAP GROWTH VIP FUND - CLASS 2	FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND - CLASS 2	IBBOTSON AGGRESSIVE GROWTH CLASS I	IBBOTSON AGGRESSIVE GROWTH CLASS II
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Maintenance Charges
Focus Tier I	—	—	—	(40)	—
Focus Tier I with GMDB	—	—	—	(39)	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(572)	(2,032)	(4,008)	—	(509)
Spinnaker Advisor	—	—	—	—	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(1,255,063)	(579,187)	(2,448,009)	(7,205)	(26,909)
Total Increase (Decrease) in Net Assets	(2,117,921)	(774,735)	(2,543,550)	(18,995)	(129,066)
Net Assets at December 31, 2015	$9,067,369	$4,940,041	$10,119,915	$291,027	$2,361,218

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2014 and 2015

	Sub-Accounts
	IBBOTSON BALANCED CLASS I	IBBOTSON BALANCED CLASS II	IBBOTSON CONSERVATIVE CLASS I	IBBOTSON CONSERVATIVE CLASS II	IBBOTSON GROWTH CLASS I
Net Assets at January 1, 2014	$1,784,364	$9,073,527	$367,863	$945,516	$637,525
Increase in Net Assets from Operations
Net Investment Income (Loss)	(1,601)	(22,882)	1,377	(5,214)	(680)
Net Realized Gains (Losses)	186,549	361,759	11,133	33,471	19,179
Net Change in Unrealized Appreciation/Depreciation	(124,169)	(71,031)	(7,579)	(11,462)	1,811
Net Increase (Decrease) in Net Assets Resulting from Operations	60,779	267,846	4,931	16,795	20,310
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	331	—	100,636	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	205,931	—	255,134	—	—
Focus Tier II with GMDB	232,413	—	—	—	—
Focus Tier III	538,018	—	98,276	—	1,628
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	—	1,297,928	—	53,871	—
Spinnaker Advisor	—	3,989	—	—	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Terminations, Transfers Out
Focus Tier I	(301,587)	—	(135,717)	—	(75,389)
Focus Tier I with GMDB	(588)	—	(5,394)	—	(324)
Focus Tier II	(559,302)	—	(5,686)	—	(1,517)
Focus Tier II with GMDB	—	—	(15,639)	—	—
Focus Tier III	(267,147)	—	(1,800)	—	—
Focus Tier III with GMDB	(259,219)	—	—	—	(9,172)
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	—	(1,223,343)	—	(102,388)	—
Spinnaker Advisor	—	(38,715)	—	(501,909)	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	IBBOTSON BALANCED CLASS I	IBBOTSON BALANCED CLASS II	IBBOTSON CONSERVATIVE CLASS I	IBBOTSON CONSERVATIVE CLASS II	IBBOTSON GROWTH CLASS I
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Maintenance Charges
Focus Tier I	(160)	—	(40)	—	(238)
Focus Tier I with GMDB	—	—	(82)	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	—	(3,899)	—	(298)	—
Spinnaker Advisor	—	—	—	—	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(411,310)	35,960	289,688	(550,724)	(85,012)
Total Increase (Decrease) in Net Assets	(350,531)	303,806	294,619	(533,929)	(64,702)
Net Assets at December 31, 2014	$1,433,833	$9,377,333	$662,482	$411,587	$572,823

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

	Sub-Accounts
	IBBOTSON BALANCED CLASS I	IBBOTSON BALANCED CLASS II	IBBOTSON CONSERVATIVE CLASS I	IBBOTSON CONSERVATIVE CLASS II	IBBOTSON GROWTH CLASS I
Net Assets at December 31, 2014	$1,433,833	$9,377,333	$662,482	$411,587	$572,823
Increase in Net Assets from Operations
Net Investment Income (Loss)	4,395	(311)	(25)	(1,636)	579
Net Realized Gains (Losses)	46,475	382,214	9,191	10,578	30,945
Net Change in Unrealized Appreciation/Depreciation	(92,590)	(700,073)	(21,199)	(18,106)	(52,682)
Net Increase (Decrease) in Net Assets Resulting from Operations	(41,720)	(318,170)	(12,033)	(9,164)	(21,158)
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	364	—	123,701	—	21,474
Focus Tier I with GMDB	—	—	98,769	—	—
Focus Tier II	—	—	753	—	—
Focus Tier II with GMDB	7,331	—	—	—	—
Focus Tier III	—	—	7,875	—	1,977
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	—	1,001,597	—	24,508	—
Spinnaker Advisor	—	41,980	—	—	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Terminations, Transfers Out
Focus Tier I	(57,644)	—	(81,765)	—	(138,723)
Focus Tier I with GMDB	(14,337)	—	(45,422)	—	(7,632)
Focus Tier II	(19,167)	—	(103,233)	—	(2,189)
Focus Tier II with GMDB	—	—	(114,709)	—	—
Focus Tier III	(37,408)	—	(44,909)	—	—
Focus Tier III with GMDB	(7,331)	—	—	—	(9,538)
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	—	(1,235,512)	—	(117,770)	—
Spinnaker Advisor	—	(32,431)	—	(1,323)	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	IBBOTSON BALANCED CLASS I	IBBOTSON BALANCED CLASS II	IBBOTSON CONSERVATIVE CLASS I	IBBOTSON CONSERVATIVE CLASS II	IBBOTSON GROWTH CLASS I
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Maintenance Charges
Focus Tier I	(42)	—	(80)	—	(160)
Focus Tier I with GMDB	—	—	(84)	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	—	(2,558)	—	(141)	—
Spinnaker Advisor	—	—	—	—	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(128,234)	(226,924)	(159,104)	(94,726)	(134,791)
Total Increase (Decrease) in Net Assets	(169,954)	(545,094)	(171,137)	(103,890)	(155,949)
Net Assets at December 31, 2015	$1,263,879	$8,832,239	$491,345	$307,697	$416,874

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2014 and 2015

	Sub-Accounts
	IBBOTSON GROWTH CLASS II	IBBOTSON INCOME AND GROWTH CLASS I	IBBOTSON INCOME AND GROWTH CLASS II	INVESCO AMERICAN FRANCHISE FUND I	INVESCO AMERICAN FRANCHISE FUND II
Net Assets at January 1, 2014	$5,529,826	$240,327	$2,164,790	$5,615,200	$1,088,072
Increase in Net Assets from Operations
Net Investment Income (Loss)	(22,091)	292	(5,255)	(74,674)	(15,053)
Net Realized Gains (Losses)	244,499	6,512	64,578	238,800	118,521
Net Change in Unrealized Appreciation/Depreciation	(49,734)	(1,489)	(18,922)	198,194	(32,931)
Net Increase (Decrease) in Net Assets Resulting from Operations	172,674	5,315	40,401	362,320	70,537
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	—	7,072	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	1,015	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	3,226	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	877,352	—	253,503	186,549	283,040
Spinnaker Advisor	5,201	—	25,929	415	4,482
Spinnaker Choice	—	—	—	—	62
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Terminations, Transfers Out
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	(10,918)	—	—	—
Focus Tier II	—	(14,052)	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(918,337)	—	(162,258)	(714,767)	(228,427)
Spinnaker Advisor	(881)	—	(3,733)	(6,909)	(20,421)
Spinnaker Choice	—	—	—	—	(280)
Spinnaker Choice with EEB & GMDB	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	IBBOTSON GROWTH CLASS II	IBBOTSON INCOME AND GROWTH CLASS I	IBBOTSON INCOME AND GROWTH CLASS II	INVESCO AMERICAN FRANCHISE FUND I	INVESCO AMERICAN FRANCHISE FUND II
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Maintenance Charges
Focus Tier I	—	(40)	—	—	—
Focus Tier I with GMDB	—	(39)	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(2,277)	—	(571)	(1,108)	(1,618)
Spinnaker Advisor	—	—	—	—	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(38,942)	(13,736)	112,870	(535,820)	36,838
Total Increase (Decrease) in Net Assets	133,732	(8,421)	153,271	(173,500)	107,375
Net Assets at December 31, 2014	$5,663,558	$231,906	$2,318,061	$5,441,700	$1,195,447

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	IBBOTSON GROWTH CLASS II	IBBOTSON INCOME AND GROWTH CLASS I	IBBOTSON INCOME AND GROWTH CLASS II	INVESCO AMERICAN FRANCHISE FUND I	INVESCO AMERICAN FRANCHISE FUND II
Net Assets at December 31, 2014	$5,663,558	$231,906	$2,318,061	$5,441,700	$1,195,447
Increase in Net Assets from Operations
Net Investment Income (Loss)	(7,300)	937	2,739	(74,749)	(17,280)
Net Realized Gains (Losses)	257,051	9,505	120,886	315,656	168,224
Net Change in Unrealized Appreciation/Depreciation	(450,632)	(16,457)	(190,555)	(54,856)	(110,277)
Net Increase (Decrease) in Net Assets Resulting from Operations	(200,881)	(6,015)	(66,930)	186,051	40,667
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	4,009	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	661,700	—	128,762	137,060	307,450
Spinnaker Advisor	3,996	—	26,040	475	213
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Terminations, Transfers Out
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	(20,180)	—	—	—
Focus Tier II	—	(13,617)	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(770,256)	—	(282,585)	(712,248)	(298,220)
Spinnaker Advisor	(32,215)	—	(10,336)	(21,395)	(1,005)
Spinnaker Choice	—	—	—	—	(10,487)
Spinnaker Choice with EEB & GMDB	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	IBBOTSON GROWTH CLASS II	IBBOTSON INCOME AND GROWTH CLASS I	IBBOTSON INCOME AND GROWTH CLASS II	INVESCO AMERICAN FRANCHISE FUND I	INVESCO AMERICAN FRANCHISE FUND II
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Maintenance Charges
Focus Tier I	—	(40)	—	—	—
Focus Tier I with GMDB	—	(40)	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(1,928)	—	(569)	(2,096)	(5,757)
Spinnaker Advisor	—	—	—	—	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(138,703)	(29,868)	(138,688)	(598,204)	(7,806)
Total Increase (Decrease) in Net Assets	(339,584)	(35,883)	(205,618)	(412,153)	32,861
Net Assets at December 31, 2015	$5,323,974	$196,023	$2,112,443	$5,029,547	$1,228,308

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2014 and 2015

Sub-Accounts
	INVESCO GLOBAL HEALTH CARE	INVESCO GLOBAL REAL ESTATE	INVESCO INTERNATIONAL GROWTH I	INVESCO INTERNATIONAL GROWTH II	INVESCO MID CAP GROWTH FUND I
Net Assets at January 1, 2014	$442,006	$6,656,159	$2,064,967	$15,315,227	$147,727
Increase in Net Assets from Operations
Net Investment Income (Loss)	(6,443)	10,779	2,967	(3,866)	(2,105)
Net Realized Gains (Losses)	62,147	619,975	44,452	1,004,762	8,049
Net Change in Unrealized Appreciation/Depreciation	19,083	200,012	(68,323)	(1,198,233)	3,240
Net Increase (Decrease) in Net Assets Resulting from Operations	74,787	830,766	(20,904)	(197,337)	9,184
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	7,312	338,722	98,703	3,335,177	2,443
Spinnaker Advisor	920	62,165	10,773	44,482	5,500
Spinnaker Choice	—	535	190	1,796	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	6	—	12	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	672	—
Contract Terminations, Transfers Out
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(60,290)	(1,067,730)	(366,458)	(2,766,310)	(13,341)
Spinnaker Advisor	(4,961)	(160,166)	(13,928)	(266,823)	—
Spinnaker Choice	—	(2,398)	(5,513)	(1,987)	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	INVESCO GLOBAL HEALTH CARE	INVESCO GLOBAL REAL ESTATE	INVESCO INTERNATIONAL GROWTH I	INVESCO INTERNATIONAL GROWTH II	INVESCO MID CAP GROWTH FUND I
Spinnaker Choice with GMDB	—	(2,569)	—	(5,493)	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	(550)	—
Contract Maintenance Charges
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	—	(759)	(60)	(60)	(60)
Spinnaker Advisor	—	—	—	—	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(57,019)	(832,194)	(276,293)	340,916	(5,458)
Total Increase (Decrease) in Net Assets	17,768	(1,428)	(297,197)	143,579	3,726
Net Assets at December 31, 2014	$459,774	$6,654,731	$1,767,770	$15,458,806	$151,453

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	INVESCO GLOBAL HEALTH CARE	INVESCO GLOBAL REAL ESTATE	INVESCO INTERNATIONAL GROWTH I	INVESCO INTERNATIONAL GROWTH II	INVESCO MID CAP GROWTH FUND I
Net Assets at December 31, 2014	$459,774	$6,654,731	$1,767,770	$15,458,806	$151,453
Increase in Net Assets from Operations
Net Investment Income (Loss)	(6,222)	121,245	137	(26,278)	(1,825)
Net Realized Gains (Losses)	93,683	584,589	160,391	973,337	35,018
Net Change in Unrealized Appreciation/Depreciation	(76,950)	(866,551)	(212,183)	(1,366,631)	(30,863)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,511	(160,717)	(51,655)	(419,572)	2,330
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	5,690	159,118	66,401	1,822,073	1,356
Spinnaker Advisor	638	35,090	4,815	27,387	5,976
Spinnaker Choice	—	—	32	1,757	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	672	—
Contract Terminations, Transfers Out
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(74,649)	(931,137)	(365,941)	(3,744,130)	(36,761)
Spinnaker Advisor	(5,027)	(98,505)	(15,392)	(114,835)	(11,840)
Spinnaker Choice	—	(505)	(2,216)	(1,919)	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	INVESCO GLOBAL HEALTH CARE	INVESCO GLOBAL REAL ESTATE	INVESCO INTERNATIONAL GROWTH I	INVESCO INTERNATIONAL GROWTH II	INVESCO MID CAP GROWTH FUND I
Spinnaker Choice with GMDB	—	(1,196)	—	(2,248)	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	(30)	—
Contract Maintenance Charges
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	—	(502)	(59)	(19,505)	—
Spinnaker Advisor	—	—	—	—	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(73,348)	(837,637)	(312,360)	(2,030,778)	(41,269)
Total Increase (Decrease) in Net Assets	(62,837)	(998,354)	(364,015)	(2,450,350)	(38,939)
Net Assets at December 31, 2015	$396,937	$5,656,377	$1,403,755	$13,008,456	$112,514

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2014 and 2015

Sub-Accounts
	INVESCO MID CAP GROWTH FUND II	INVESCO SMALL CAP EQUITY II	JP MORGAN INSURANCE TRUST MID CAP VALUE I	JP MORGAN INSURANCE TRUST U.S. EQUITY I	NEUBERGER BERMAN AMT GUARDIAN CLASS S
Net Assets at January 1, 2014	$639,660	$533,765	$8,843,870	$3,579,313	$1,002,328
Increase in Net Assets from Operations
Net Investment Income (Loss)	(8,646)	(6,970)	(54,912)	(17,514)	(9,841)
Net Realized Gains (Losses)	100,913	76,941	1,344,614	279,575	152,457
Net Change in Unrealized Appreciation/Depreciation	(57,808)	(69,928)	(155,619)	136,515	(97,826)
Net Increase (Decrease) in Net Assets Resulting from Operations	34,459	43	1,134,083	398,576	44,790
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	81,558	86,553	949,418	68,733	28,079
Spinnaker Advisor	117	2,945	34,672	65,579	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	63	—	—
Contract Terminations, Transfers Out
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(193,234)	(111,966)	(1,797,787)	(257,547)	(3,698)
Spinnaker Advisor	(4,500)	(2,770)	(101,931)	(356,844)	(901,462)

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	INVESCO MID CAP GROWTH FUND II	INVESCO SMALL CAP EQUITY II	JP MORGAN INSURANCE TRUST MID CAP VALUE I	JP MORGAN INSURANCE TRUST U.S. EQUITY I	NEUBERGER BERMAN AMT GUARDIAN CLASS S
Spinnaker Choice	(532)	—	(1,208)	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Maintenance Charges
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(749)	(865)	(345)	(929)	(241)
Spinnaker Advisor	—	—	—	—	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(117,340)	(26,103)	(917,118)	(481,008)	(877,322)
Total Increase (Decrease) in Net Assets	(82,881)	(26,060)	216,965	(82,432)	(832,532)
Net Assets at December 31, 2014	$556,779	$507,705	$9,060,835	$3,496,881	$169,796

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	INVESCO MID CAP GROWTH FUND II	INVESCO SMALL CAP EQUITY II	JP MORGAN INSURANCE TRUST MID CAP VALUE I	JP MORGAN INSURANCE TRUST U.S. EQUITY I	NEUBERGER BERMAN AMT GUARDIAN CLASS S
Net Assets at December 31, 2014	$556,779	$507,705	$9,060,835	$3,496,881	$169,796
Increase in Net Assets from Operations
Net Investment Income (Loss)	(7,084)	(7,487)	(36,651)	(10,380)	(1,555)
Net Realized Gains (Losses)	132,135	127,994	1,525,522	495,680	43,278
Net Change in Unrealized Appreciation/Depreciation	(120,746)	(156,379)	(1,807,209)	(497,230)	(52,716)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,305	(35,872)	(318,338)	(11,930)	(10,993)
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	29,118	84,004	773,224	61,300	14,371
Spinnaker Advisor	140	2,493	19,214	7,571	628
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	36	—	—
Contract Terminations, Transfers Out
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(175,215)	(69,795)	(1,646,192)	(460,494)	(7,757)
Spinnaker Advisor	(905)	(9,843)	(48,774)	(265,071)	(3,869)

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	INVESCO MID CAP GROWTH FUND II	INVESCO SMALL CAP EQUITY II	JP MORGAN INSURANCE TRUST MID CAP VALUE I	JP MORGAN INSURANCE TRUST U.S. EQUITY I	NEUBERGER BERMAN AMT GUARDIAN CLASS S
Spinnaker Choice	—	—	(12,235)	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	(485)	—	—
Contract Maintenance Charges
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(587)	(1,019)	(252)	(390)	(53)
Spinnaker Advisor	—	—	—	—	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(147,449)	5,840	(915,464)	(657,084)	3,320
Total Increase (Decrease) in Net Assets	(143,144)	(30,032)	(1,233,802)	(669,014)	(7,673)
Net Assets at December 31, 2015	$413,635	$477,673	$7,827,033	$2,827,867	$162,123

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2014 and 2015

Sub-Accounts
	NEUBERGER BERMAN AMT MID CAP GROWTH CLASS S	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE CLASS S	NEUBERGER BERMAN GENESIS ADVISOR[1]	PIMCO ALL ASSET PORTFOLIO ADVISOR	PIMCO COMMODITY REAL RETURN STRAT. ADMINISTRATIVE CLASS
Net Assets at January 1, 2014	$831,455	$50,106	$455	$921,922	$4,557,479
Increase in Net Assets from Operations
Net Investment Income (Loss)	(10,584)	(372)	(10)	30,934	(48,454)
Net Realized Gains (Losses)	400,252	6,439	65	(1,989)	(510,545)
Net Change in Unrealized Appreciation/Depreciation	(350,307)	1,844	(80)	(36,005)	(297,545)
Net Increase (Decrease) in Net Assets Resulting from Operations	39,361	7,911	(25)	(7,060)	(856,544)
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	1,922	—
Spinnaker & Mainsail	88,081	38,787	—	53,276	898,154
Spinnaker Advisor	2,881	—	—	2,936	189,564
Spinnaker Choice	—	—	—	—	1,363
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Terminations, Transfers Out
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	(331)	—	(430)	(101)	—
Spinnaker & Mainsail	(184,525)	(28,787)	—	(176,880)	(1,103,656)
Spinnaker Advisor	(48,357)	(98)	—	(4,454)	(118,908)

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	NEUBERGER BERMAN AMT MID CAP GROWTH CLASS S	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE CLASS S	NEUBERGER BERMAN GENESIS ADVISOR[1]	PIMCO ALL ASSET PORTFOLIO ADVISOR	PIMCO COMMODITY REAL RETURN STRAT. ADMINISTRATIVE CLASS
Spinnaker Choice	—	—	—	(6)	(19,297)
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Maintenance Charges
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	—	—	—	(392)	(371)
Spinnaker Advisor	—	—	—	—	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(142,251)	9,902	(430)	(123,699)	(153,151)
Total Increase (Decrease) in Net Assets	(102,890)	17,813	(455)	(130,759)	(1,009,695)
Net Assets at December 31, 2014	$728,565	$67,919	$—	$791,163	$3,547,784

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	NEUBERGER BERMAN AMT MID CAP GROWTH CLASS S	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE CLASS S	NEUBERGER BERMAN GENESIS ADVISOR[1]	PIMCO ALL ASSET PORTFOLIO ADVISOR	PIMCO COMMODITY REAL RETURN STRAT. ADMINISTRATIVE CLASS
Net Assets at December 31, 2014	$728,565	$67,919	$—	$791,163	$3,547,784
Increase in Net Assets from Operations
Net Investment Income (Loss)	(9,844)	(783)	—	12,230	107,491
Net Realized Gains (Losses)	30,575	7,699	—	(15,732)	(851,224)
Net Change in Unrealized Appreciation/Depreciation	(24,548)	(14,941)	—	(72,833)	(212,632)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,817)	(8,025)	—	(76,335)	(956,365)
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	1,821	—
Spinnaker & Mainsail	205,381	41,697	—	39,340	874,920
Spinnaker Advisor	1,190	600	—	3,374	63,122
Spinnaker Choice	—	—	—	—	1,019
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Terminations, Transfers Out
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(216,457)	(40,720)	—	(136,684)	(826,702)
Spinnaker Advisor	(10,869)	(3,873)	—	(9,413)	(80,579)

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	NEUBERGER BERMAN AMT MID CAP GROWTH CLASS S	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE CLASS S	NEUBERGER BERMAN GENESIS ADVISOR[1]	PIMCO ALL ASSET PORTFOLIO ADVISOR	PIMCO COMMODITY REAL RETURN STRAT. ADMINISTRATIVE CLASS
Spinnaker Choice	—	—	—	(5)	(16,864)
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Maintenance Charges
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	—	—	—	(137)	(114)
Spinnaker Advisor	—	—	—	—	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(20,755)	(2,296)	—	(101,704)	14,802
Total Increase (Decrease) in Net Assets	(24,572)	(10,321)	—	(178,039)	(941,563)
Net Assets at December 31, 2015	$703,993	$57,598	$—	$613,124	$2,606,221

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2014 and 2015

Sub-Accounts
	PIMCO TOTAL RETURN PORTFOLIO ADVISOR[1]	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS II	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I
Net Assets at January 1, 2014	$372	$3,897,794	$3,291,154	$10,779,150	$40,957,476
Increase in Net Assets from Operations
Net Investment Income (Loss)	126	74,886	(38,840)	143,098	(83,418)
Net Realized Gains (Losses)	252	51,840	(57,179)	796,450	3,695,695
Net Change in Unrealized Appreciation/Depreciation	18	46,459	(358,050)	246,654	(8,613)
Net Increase (Decrease) in Net Assets Resulting from Operations	396	173,185	(454,069)	1,186,202	3,603,664
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	171,273	—	—	—	—
Spinnaker & Mainsail	—	95,144	563,066	1,605,590	756,321
Spinnaker Advisor	—	12,824	26,909	47,430	1,300
Spinnaker Choice	—	—	—	295	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	36	36	—
Contract Terminations, Transfers Out
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	(172,041)	—	—	—	—
Spinnaker & Mainsail	—	(399,908)	(578,498)	(1,897,519)	(6,140,028)
Spinnaker Advisor	—	(185,282)	(94,609)	(188,130)	(26,287)

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	PIMCO TOTAL RETURN PORTFOLIO ADVISOR[1]	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS II	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I
Spinnaker Choice	—	—	(2,095)	(1,196)	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Maintenance Charges
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	—	(4,489)	(441)	(9,504)	(19,249)
Spinnaker Advisor	—	—	—	—	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(768)	(481,711)	(85,632)	(442,998)	(5,427,943)
Total Increase (Decrease) in Net Assets	(372)	(308,526)	(539,701)	743,204	(1,824,279)
Net Assets at December 31, 2014	$—	$3,589,268	$2,751,453	$11,522,354	$39,133,197

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	PIMCO TOTAL RETURN PORTFOLIO ADVISOR[1]	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS II	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I
Net Assets at December 31, 2014	$—	$3,589,268	$2,751,453	$11,522,354	$39,133,197
Increase in Net Assets from Operations
Net Investment Income (Loss)	—	52,907	62,041	45,734	(117,788)
Net Realized Gains (Losses)	—	40,057	33,215	1,231,796	9,594,199
Net Change in Unrealized Appreciation/Depreciation	—	(125,830)	(507,387)	(1,387,359)	(10,014,093)
Net Increase (Decrease) in Net Assets Resulting from Operations	—	(32,866)	(412,131)	(109,829)	(537,682)
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	—	37,993	537,024	1,081,813	603,554
Spinnaker Advisor	—	3,877	16,333	35,867	1,325
Spinnaker Choice	—	—	—	238	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	36	36	—
Contract Terminations, Transfers Out
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	—	(411,242)	(732,845)	(2,576,069)	(4,740,588)
Spinnaker Advisor	—	(151,200)	(10,604)	(102,840)	(41,551)

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	PIMCO TOTAL RETURN PORTFOLIO ADVISOR[1]	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS II	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I
Spinnaker Choice	—	—	(6,731)	(1,045)	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Maintenance Charges
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	—	(2,579)	(136)	(1,500)	(19,131)
Spinnaker Advisor	—	—	—	—	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Increase (Decrease) from Contract Transactions	—	(523,151)	(196,923)	(1,563,500)	(4,196,391)
Total Increase (Decrease) in Net Assets	—	(556,017)	(609,054)	(1,673,329)	(4,734,073)
Net Assets at December 31, 2015	$—	$3,033,251	$2,142,399	$9,849,025	$34,399,124

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2014 and 2015

Sub-Accounts
	PIONEER HIGH YIELD VCT CLASS II	PIONEER MID CAP VALUE VCT CLASS I	PIONEER REAL ESTATE VCT CLASS II	PIONEER SELECT MID CAP GROWTH VCT CLASS I	PIONEER STRATEGIC INCOME VCT CLASS II
Net Assets at January 1, 2014	$2,686,845	$8,680,999	$4,462,736	$43,672,249	$9,949,048
Increase in Net Assets from Operations
Net Investment Income (Loss)	96,996	(43,249)	53,922	(593,399)	198,914
Net Realized Gains (Losses)	116,803	1,380,707	880,402	9,447,466	87,824
Net Change in Unrealized Appreciation/Depreciation	(264,786)	(261,178)	413,254	(5,675,233)	(57,379)
Net Increase (Decrease) in Net Assets Resulting from Operations	(50,987)	1,076,280	1,347,578	3,178,834	229,359
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	1,014,268	107,037	817,973	605,477	1,638,561
Spinnaker Advisor	394,120	2,078	899,019	14,101	236,800
Spinnaker Choice	10,702	—	66	—	629
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Terminations, Transfers Out
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(997,305)	(1,479,301)	(1,013,846)	(5,576,941)	(2,015,856)
Spinnaker Advisor	(77,731)	(127,197)	(53,376)	(272,592)	(448,120)
Spinnaker Choice	(11,614)	—	(3,899)	—	(9,057)
Spinnaker Choice with EEB & GMDB	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	PIONEER HIGH YIELD VCT CLASS II	PIONEER MID CAP VALUE VCT CLASS I	PIONEER REAL ESTATE VCT CLASS II	PIONEER SELECT MID CAP GROWTH VCT CLASS I	PIONEER STRATEGIC INCOME VCT CLASS II
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Maintenance Charges
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(780)	(1,561)	(116)	(10,361)	(6,348)
Spinnaker Advisor	—	—	—	—	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Increase (Decrease) from Contract Transactions	331,660	(1,498,944)	645,821	(5,240,316)	(603,391)
Total Increase (Decrease) in Net Assets	280,673	(422,664)	1,993,399	(2,061,482)	(374,032)
Net Assets at December 31, 2014	$2,967,518	$8,258,335	$6,456,135	$41,610,767	$9,575,016

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	PIONEER HIGH YIELD VCT CLASS II	PIONEER MID CAP VALUE VCT CLASS I	PIONEER REAL ESTATE VCT CLASS II	PIONEER SELECT MID CAP GROWTH VCT CLASS I	PIONEER STRATEGIC INCOME VCT CLASS II
Net Assets at December 31, 2014	$2,967,518	$8,258,335	$6,456,135	$41,610,767	$9,575,016
Increase in Net Assets from Operations
Net Investment Income (Loss)	87,930	(46,136)	36,291	(561,315)	143,796
Net Realized Gains (Losses)	24,737	865,356	918,957	4,978,166	(24,151)
Net Change in Unrealized Appreciation/Depreciation	(257,166)	(1,387,833)	(777,230)	(4,191,719)	(381,555)
Net Increase (Decrease) in Net Assets Resulting from Operations	(144,499)	(568,613)	178,018	225,132	(261,910)
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	308,875	114,963	516,277	496,451	1,229,388
Spinnaker Advisor	140,025	—	30,007	3,736	63,380
Spinnaker Choice	1,521	—	335	—	11,084
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Terminations, Transfers Out
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(660,330)	(1,041,155)	(1,522,258)	(5,429,397)	(1,653,959)
Spinnaker Advisor	(50,742)	(3,504)	(99,276)	(279,516)	(104,904)
Spinnaker Choice	(1,616)	—	(5,761)	—	(34,042)
Spinnaker Choice with EEB & GMDB	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	PIONEER HIGH YIELD VCT CLASS II	PIONEER MID CAP VALUE VCT CLASS I	PIONEER REAL ESTATE VCT CLASS II	PIONEER SELECT MID CAP GROWTH VCT CLASS I	PIONEER STRATEGIC INCOME VCT CLASS II
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Maintenance Charges
Focus Tier I	—	—	—	—	—
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(329)	(1,250)	(121)	(9,086)	(2,049)
Spinnaker Advisor	—	—	—	—	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(262,596)	(930,946)	(1,080,797)	(5,217,812)	(491,102)
Total Increase (Decrease) in Net Assets	(407,095)	(1,499,559)	(902,779)	(4,992,680)	(753,012)
Net Assets at December 31, 2015	$2,560,423	$6,758,776	$5,553,356	$36,618,087	$8,822,004

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2014 and 2015

	Sub-Accounts
	TEMPLETON DEVELOPING MARKETS VIP FUND - CLASS 2	TEMPLETON GLOBAL BOND VIP FUND - CLASS 2	TEMPLETON GROWTH VIP FUND - CLASS 2	VANGUARD BALANCED	VANGUARD HIGH YIELD BOND
Net Assets at January 1, 2014	$3,864,215	$12,142,086	$8,214,662	$1,042,283	$1,787,100
Increase in Net Assets from Operations
Net Investment Income (Loss)	2,782	425,885	(5,651)	12,326	74,588
Net Realized Gains (Losses)	351,004	27,707	192,674	198,440	5,414
Net Change in Unrealized Appreciation/Depreciation	(679,924)	(395,077)	(516,026)	(87,890)	(38,399)
Net Increase (Decrease) in Net Assets Resulting from Operations	(326,138)	58,515	(329,003)	122,876	41,603
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	—	—	—	339,952	10,199
Focus Tier I with GMDB	—	—	—	—	531
Focus Tier II	—	—	—	253,288	2,181
Focus Tier II with GMDB	—	—	—	43,967	—
Focus Tier III	—	—	—	352,008	51,524
Focus Tier III with GMDB	—	—	—	256,355	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	4,802	872,433
Spinnaker & Mainsail	270,301	1,175,189	1,056,288	—	—
Spinnaker Advisor	18,187	121,643	4,219	—	—
Spinnaker Choice	95	8,603	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	6	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Terminations, Transfers Out
Focus Tier I	—	—	—	(276,625)	(27,887)
Focus Tier I with GMDB	—	—	—	(4,857)	—
Focus Tier II	—	—	—	(16,622)	(12,949)
Focus Tier II with GMDB	—	—	—	(260,341)	(1,390)
Focus Tier III	—	—	—	(119,751)	(127,634)
Focus Tier III with GMDB	—	—	—	(10,000)	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	(145)	(397)	—	(250)	(815,511)
Spinnaker & Mainsail	(901,091)	(2,236,381)	(949,791)	—	—
Spinnaker Advisor	(62,549)	(243,913)	(51,090)	—	—

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	TEMPLETON DEVELOPING MARKETS VIP FUND - CLASS 2	TEMPLETON GLOBAL BOND VIP FUND - CLASS 2	TEMPLETON GROWTH VIP FUND - CLASS 2	VANGUARD BALANCED	VANGUARD HIGH YIELD BOND
Spinnaker Choice	(3,294)	(36,029)	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	(3,586)	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Maintenance Charges
Focus Tier I	—	—	—	(80)	(40)
Focus Tier I with GMDB	—	—	—	(40)	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	(217)	(4,151)	(511)	—	—
Spinnaker Advisor	—	—	—	—	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(678,713)	(1,219,016)	59,115	561,806	(48,543)
Total Increase (Decrease) in Net Assets	(1,004,851)	(1,160,501)	(269,888)	684,682	(6,940)
Net Assets at December 31, 2014	$2,859,364	$10,981,585	$7,944,774	$1,726,965	$1,780,160

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

	Sub-Accounts
	TEMPLETON DEVELOPING MARKETS VIP FUND - CLASS 2	TEMPLETON GLOBAL BOND VIP FUND - CLASS 2	TEMPLETON GROWTH VIP FUND - CLASS 2	VANGUARD BALANCED	VANGUARD HIGH YIELD BOND
Net Assets at December 31, 2014	$2,859,364	$10,981,585	$7,944,774	$1,726,965	$1,780,160
Increase in Net Assets from Operations
Net Investment Income (Loss)	16,774	641,045	91,155	21,442	72,898
Net Realized Gains (Losses)	214,728	(279,867)	537,648	38,781	(42,610)
Net Change in Unrealized Appreciation/Depreciation	(775,174)	(928,339)	(1,211,268)	(101,627)	(50,906)
Net Increase (Decrease) in Net Assets Resulting from Operations	(543,672)	(567,161)	(582,465)	(41,404)	(20,618)
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	—	—	—	29,325	451
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	10,478	1,930
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	3,993	7,406
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	4,553	464,130
Spinnaker & Mainsail	150,696	731,516	563,974	—	—
Spinnaker Advisor	22,270	41,398	1,695	—	—
Spinnaker Choice	82	1,116	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Terminations, Transfers Out
Focus Tier I	—	—	—	(174,309)	(30,697)
Focus Tier I with GMDB	—	—	—	(16,810)	(132)
Focus Tier II	—	—	—	(50,529)	(70,985)
Focus Tier II with GMDB	—	—	—	(4,498)	(44,199)
Focus Tier III	—	—	—	(358,222)	(189,273)
Focus Tier III with GMDB	—	—	—	(237,948)	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	(1,324,989)
Spinnaker & Mainsail	(470,175)	(1,933,451)	(1,120,255)	—	—
Spinnaker Advisor	(29,272)	(129,085)	(27,803)	—	—

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	TEMPLETON DEVELOPING MARKETS VIP FUND - CLASS 2	TEMPLETON GLOBAL BOND VIP FUND - CLASS 2	TEMPLETON GROWTH VIP FUND - CLASS 2	VANGUARD BALANCED	VANGUARD HIGH YIELD BOND
Spinnaker Choice	(4,733)	(46,246)	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	(1,475)	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Maintenance Charges
Focus Tier I	—	—	—	(120)	(240)
Focus Tier I with GMDB	—	—	—	(45)	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	(41)
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	71	(1,991)	(83)	—	—
Spinnaker Advisor	—	—	—	—	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(331,061)	(1,338,218)	(582,472)	(794,132)	(1,186,639)
Total Increase (Decrease) in Net Assets	(874,733)	(1,905,379)	(1,164,937)	(835,536)	(1,207,257)
Net Assets at December 31, 2015	$1,984,631	$9,076,206	$6,779,837	$891,429	$572,903

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2014 and 2015

	Sub-Accounts
	VANGUARD INTERNATIONAL	VANGUARD MID-CAP INDEX	VANGUARD REIT INDEX	VANGUARD TOTAL BOND MARKET INDEX	VANGUARD TOTAL STOCK MARKET INDEX
Net Assets at January 1, 2014	$2,485,351	$2,982,496	$948,114	$4,483,777	$5,937,932
Increase in Net Assets from Operations
Net Investment Income (Loss)	5,190	(9,187)	20,515	54,698	7,055
Net Realized Gains (Losses)	76,438	396,201	93,732	(5,110)	589,406
Net Change in Unrealized Appreciation/Depreciation	(257,331)	(60,231)	130,606	153,508	5,264
Net Increase (Decrease) in Net Assets Resulting from Operations	(175,703)	326,783	244,853	203,096	601,725
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	7,498	26,655	7,054	15,434	54,033
Focus Tier I with GMDB	—	—	—	3,023	—
Focus Tier II	44,670	133,877	49,551	140,995	118,690
Focus Tier II with GMDB	43,506	38,837	19,712	12,331	54,074
Focus Tier III	35,187	95,109	34,058	464,509	198,422
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	1,315	16,289	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	114,278	28,499	—	226,504	177,220
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	2,731	480	—	3,270	5,401
Spinnaker & Mainsail	—	—	—	—	—
Spinnaker Advisor	—	—	—	—	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Terminations, Transfers Out
Focus Tier I	(72,424)	(237,913)	(73,711)	(120,772)	(263,254)
Focus Tier I with GMDB	(48,376)	(43,770)	(21,118)	(16,574)	(70,121)
Focus Tier II	(75,697)	(106,496)	(48,456)	(22,328)	(192,724)
Focus Tier II with GMDB	(22,083)	(3,837)	(877)	(12,831)	(13,543)
Focus Tier III	(104,399)	(362,865)	(96,970)	(1,060,361)	(557,035)
Focus Tier III with GMDB	—	(1,872)	—	—	—
Focus Tier IV	(4,325)	(1,853)	—	—	(11,426)
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	80	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	(1,667)	(25)	(470)	(322)	(551)
Spinnaker & Mainsail	—	—	—	—	—
Spinnaker Advisor	—	—	—	—	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	VANGUARD INTERNATIONAL	VANGUARD MID-CAP INDEX	VANGUARD REIT INDEX	VANGUARD TOTAL BOND MARKET INDEX	VANGUARD TOTAL STOCK MARKET INDEX
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Maintenance Charges
Focus Tier I	(1,120)	(81)	—	—	(77)
Focus Tier I with GMDB	—	—	(38)	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	(85)	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	—	—	—	—	—
Spinnaker Advisor	—	—	—	—	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(82,226)	(435,255)	(129,950)	(350,833)	(500,891)
Total Increase (Decrease) in Net Assets	(257,929)	(108,472)	114,903	(147,737)	100,834
Net Assets at December 31, 2014	$2,227,422	$2,874,024	$1,063,017	$4,336,040	$6,038,766

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

	Sub-Accounts
	VANGUARD INTERNATIONAL	VANGUARD MID-CAP INDEX	VANGUARD REIT INDEX	VANGUARD TOTAL BOND MARKET INDEX	VANGUARD TOTAL STOCK MARKET INDEX
Net Assets at December 31, 2014	$2,227,422	$2,874,024	$1,063,017	$4,336,040	$6,038,766
Increase in Net Assets from Operations
Net Investment Income (Loss)	15,256	35	5,874	44,792	6,565
Net Realized Gains (Losses)	94,611	444,747	89,132	29,036	523,635
Net Change in Unrealized Appreciation/Depreciation	(149,290)	(500,119)	(97,899)	(105,018)	(578,899)
Net Increase (Decrease) in Net Assets Resulting from Operations	(39,423)	(55,337)	(2,893)	(31,190)	(48,699)
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	1,420	5,397	179	3,592	122
Focus Tier I with GMDB	707	—	56	—	385
Focus Tier II	89,828	24,506	14,428	26,989	261,576
Focus Tier II with GMDB	20,639	30,956	—	16,331	34,971
Focus Tier III	65,246	10,515	8,745	28,751	17,296
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	7,896	—	—	6,599	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	114,725	53,528	—	23,484	843,291
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	2,704	455	—	467,301	5,400
Spinnaker & Mainsail	—	—	—	—	—
Spinnaker Advisor	—	—	—	—	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Terminations, Transfers Out
Focus Tier I	(68,376)	(151,302)	(50,231)	(103,141)	(182,948)
Focus Tier I with GMDB	(20,639)	(31,013)	—	(17,292)	(34,971)
Focus Tier II	(102,602)	(216,402)	(84,291)	(319,298)	(298,248)
Focus Tier II with GMDB	(44,366)	(144,097)	(18,435)	(135,045)	(165,079)
Focus Tier III	(195,618)	(328,656)	(143,559)	(117,477)	(617,380)
Focus Tier III with GMDB	—	(2,021)	—	—	—
Focus Tier IV	—	(2,011)	(1,150)	—	(11,335)
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	(7,476)	(1,779)	—	(511,702)	(21,853)
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	(299)	—
Spinnaker & Mainsail	—	—	—	—	—
Spinnaker Advisor	—	—	—	—	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	VANGUARD INTERNATIONAL	VANGUARD MID-CAP INDEX	VANGUARD REIT INDEX	VANGUARD TOTAL BOND MARKET INDEX	VANGUARD TOTAL STOCK MARKET INDEX
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Contract Maintenance Charges
Focus Tier I	(603)	—	—	—	(82)
Focus Tier I with GMDB	—	—	—	—	—
Focus Tier II	—	—	—	—	—
Focus Tier II with GMDB	—	—	—	—	—
Focus Tier III	—	—	—	—	—
Focus Tier III with GMDB	—	—	—	—	—
Focus Tier IV	—	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—	—
Focus Tier V	—	—	—	—	—
Focus Tier V with GMDB	—	—	—	—	—
Passport Group Tier I	—	—	—	—	—
Passport Group Tier II	—	—	—	—	—
Spinnaker & Mainsail	—	—	—	—	—
Spinnaker Advisor	—	—	—	—	—
Spinnaker Choice	—	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—	—
Spinnaker with EEB	—	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—	—
Spinnaker with GMDB	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(136,515)	(751,924)	(274,258)	(631,207)	(168,855)
Total Increase (Decrease) in Net Assets	(175,938)	(807,261)	(277,151)	(662,397)	(217,554)
Net Assets at December 31, 2015	$2,051,484	$2,066,763	$785,866	$3,673,643	$5,821,212

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2014 and 2015

Sub-Accounts
	VOYA GLOBAL RESOURCES PORTFOLIO SERVICE[1]	VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO[1]	VY JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO INITIAL	WANGER USA
Net Assets at January 1, 2014	$1,137,725	$—	$1,079,508	$216,976
Increase in Net Assets from Operations
Net Investment Income (Loss)	(4,587)	—	(2,275)	(2,984)
Net Realized Gains (Losses)	(19,376)	—	201,289	27,663
Net Change in Unrealized Appreciation/Depreciation	(86,002)	—	(183,618)	(17,699)
Net Increase (Decrease) in Net Assets Resulting from Operations	(109,965)	—	15,396	6,980
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	—	—	—	—
Focus Tier I with GMDB	—	—	—	—
Focus Tier II	—	—	—	—
Focus Tier II with GMDB	—	—	—	—
Focus Tier III	—	—	—	—
Focus Tier III with GMDB	—	—	—	—
Focus Tier IV	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—
Focus Tier V	—	—	—	—
Focus Tier V with GMDB	—	—	—	—
Passport Group Tier I	—	—	—	—
Passport Group Tier II	—	—	—	—
Spinnaker & Mainsail	12,221	—	10,986	2,628
Spinnaker Advisor	—	—	—	—
Spinnaker Choice	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—
Spinnaker with EEB	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—
Spinnaker with GMDB	—	—	—	—
Contract Terminations, Transfers Out
Focus Tier I	—	—	—	—
Focus Tier I with GMDB	—	—	—	—
Focus Tier II	—	—	—	—
Focus Tier II with GMDB	—	—	—	—
Focus Tier III	—	—	—	—
Focus Tier III with GMDB	—	—	—	—
Focus Tier IV	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—
Focus Tier V	—	—	—	—
Focus Tier V with GMDB	—	—	—	—
Passport Group Tier I	—	—	—	—
Passport Group Tier II	—	—	—	—
Spinnaker & Mainsail	(229,613)	—	(347,300)	(12,316)
Spinnaker Advisor	—	—	—	—

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	VOYA GLOBAL RESOURCES PORTFOLIO SERVICE[1]	VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO[1]	VY JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO INITIAL	WANGER USA
Spinnaker Choice	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—
Spinnaker with EEB	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—
Spinnaker with GMDB	—	—	—	—
Contract Maintenance Charges
Focus Tier I	—	—	—	—
Focus Tier I with GMDB	—	—	—	—
Focus Tier II	—	—	—	—
Focus Tier II with GMDB	—	—	—	—
Focus Tier III	—	—	—	—
Focus Tier III with GMDB	—	—	—	—
Focus Tier IV	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—
Focus Tier V	—	—	—	—
Focus Tier V with GMDB	—	—	—	—
Passport Group Tier I	—	—	—	—
Passport Group Tier II	—	—	—	—
Spinnaker & Mainsail	(665)	—	(391)	(29)
Spinnaker Advisor	—	—	—	—
Spinnaker Choice	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—
Spinnaker with EEB	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—
Spinnaker with GMDB	—	—	—	—
Increase (Decrease) from Contract Transactions	(218,057)	—	(336,705)	(9,717)
Total Increase (Decrease) in Net Assets	(328,022)	—	(321,309)	(2,737)
Net Assets at December 31, 2014	$809,703	$—	$758,199	$214,239

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	VOYA GLOBAL RESOURCES PORTFOLIO SERVICE[1]	VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO[1]	VY JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO INITIAL	WANGER USA
Net Assets at December 31, 2014	$809,703	$—	$758,199	$214,239
Increase in Net Assets from Operations
Net Investment Income (Loss)	10,050	(4,490)	666	(2,718)
Net Realized Gains (Losses)	(24,693)	(27,173)	(36,505)	47,147
Net Change in Unrealized Appreciation/Depreciation	65,361	(86,844)	(69,781)	(42,503)
Net Increase (Decrease) in Net Assets Resulting from Operations	50,718	(118,507)	(105,620)	1,926
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	—	—	—	—
Focus Tier I with GMDB	—	—	—	—
Focus Tier II	—	—	—	—
Focus Tier II with GMDB	—	—	—	—
Focus Tier III	—	—	—	—
Focus Tier III with GMDB	—	—	—	—
Focus Tier IV	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—
Focus Tier V	—	—	—	—
Focus Tier V with GMDB	—	—	—	—
Passport Group Tier I	—	—	—	—
Passport Group Tier II	—	—	—	—
Spinnaker & Mainsail	2,174	978,782	12,096	3,145
Spinnaker Advisor	—	14,988	—	—
Spinnaker Choice	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—
Spinnaker with EEB	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—
Spinnaker with GMDB	—	—	—	—
Contract Terminations, Transfers Out
Focus Tier I	—	—	—	—
Focus Tier I with GMDB	—	—	—	—
Focus Tier II	—	—	—	—
Focus Tier II with GMDB	—	—	—	—
Focus Tier III	—	—	—	—
Focus Tier III with GMDB	—	—	—	—
Focus Tier IV	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—
Focus Tier V	—	—	—	—
Focus Tier V with GMDB	—	—	—	—
Passport Group Tier I	—	—	—	—
Passport Group Tier II	—	—	—	—
Spinnaker & Mainsail	(847,516)	(236,396)	(203,120)	(84,590)
Spinnaker Advisor	(14,988)	—	—	—

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2014 and 2015

Sub-Accounts
	VOYA GLOBAL RESOURCES PORTFOLIO SERVICE[1]	VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO[1]	VY JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO INITIAL	WANGER USA
Spinnaker Choice	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—
Spinnaker with EEB	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—
Spinnaker with GMDB	—	—	—	—
Contract Maintenance Charges
Focus Tier I	—	—	—	—
Focus Tier I with GMDB	—	—	—	—
Focus Tier II	—	—	—	—
Focus Tier II with GMDB	—	—	—	—
Focus Tier III	—	—	—	—
Focus Tier III with GMDB	—	—	—	—
Focus Tier IV	—	—	—	—
Focus Tier IV with GMDB	—	—	—	—
Focus Tier V	—	—	—	—
Focus Tier V with GMDB	—	—	—	—
Passport Group Tier I	—	—	—	—
Passport Group Tier II	—	—	—	—
Spinnaker & Mainsail	(91)	(683)	(208)	—
Spinnaker Advisor	—	—	—	—
Spinnaker Choice	—	—	—	—
Spinnaker Choice with EEB & GMDB	—	—	—	—
Spinnaker Choice with EEB	—	—	—	—
Spinnaker Choice with GMDB	—	—	—	—
Spinnaker with EEB	—	—	—	—
Spinnaker with EEB & GMDB	—	—	—	—
Spinnaker with GMDB	—	—	—	—
Increase (Decrease) from Contract Transactions	(860,421)	756,691	(191,232)	(81,445)
Total Increase (Decrease) in Net Assets	(809,703)	638,184	(296,852)	(79,519)
Net Assets at December 31, 2015	$—	$638,184	$461,347	$134,720

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Notes to Financial Statements

1.   ORGANIZATION
Symetra Separate Account C (the "Separate Account") is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of Symetra Life Insurance Company ("Symetra Life"), a wholly-owned subsidiary of Symetra Financial Corporation. Purchasers of various Symetra Life variable annuity products direct their investment to one or more of the sub-accounts of the Separate Account through the purchase of accumulation units ("Units"). Under the terms of the registration, the Separate Account is authorized to issue an unlimited number of Units. Each sub-account invests in shares of a designated portfolio of open-ended registered investment companies ("Mutual Funds") as indicated below. Not all sub-accounts are available in all Symetra Life variable annuity products. The performance of the underlying portfolios may differ substantially from publicly traded Mutual Funds with similar names and objectives.
Under applicable insurance law, the assets of the Separate Account are legally segregated and are not subject to claims that arise out of Symetra Life's or Symetra Financial Corporation's other business activities.
Following are the sub-accounts and related Mutual Funds.

Sub-Account	Mutual Fund
American Century Variable Portfolios, Inc.
American Century Balanced	VP Balanced Fund
American Century Inflation Protection II	VP Inflation Protection Class II Fund
American Century International	VP International Fund
American Century International II7	VP International Class II Fund
American Century Large Company Value II	VP Large Company Value Class II Fund
American Century Ultra I	VP Ultra Class I Fund
American Century Ultra II	VP Ultra Class II Fund
American Century Value	VP Value Fund

BlackRock Variable Series Fund, Inc.
BlackRock Global Opportunities III[6]	BlackRock Global Opportunities V.I. Fund, Class III
BlackRock Large Cap Value III[6]	BlackRock Large Cap Value V.I. Fund, Class III

Calvert Variable Series, Inc.

Calvert EAFE International Index F Class	Calvert VP EAFE International Index Portfolio — Class F
Calvert Investment Grade Bond Index	Calvert VP Investment Grade Bond Index Portfolio
Calvert Nasdaq 100 Index	Calvert VP Nasdaq — 100 Index Portfolio
Calvert Russell 2000 Small Cap Index F Class	Calvert VP Russell 2000 Small Cap Index Portfolio — Class F
Calvert S&P 500 Index[6]	Calvert S&P — 500 Index Portfolio
Calvert S&P MidCap 400 Index F Class	Calvert VP S&P MidCap 400 Index Portfolio — Class F
Calvert SRI Balanced	Calvert VP SRI Balanced Portfolio
Calvert Social Mid-Cap Growth[6]	Calvert VP Social Mid-Cap Growth Portfolio

Columbia Funds Variable Insurance Trust
Columbia VP Mid Cap Value Fund - Class 1[3]	Columbia VP Mid Cap Value Fund — Class 1

Deutsche Variable Series I and II
Deutsche Capital Growth VIP B	Deutsche Capital Growth VIP — Class B Shares
Deutsche CROCI International VIP- Class A2	Deutsche CROCI International VIP — Class A
Deutsche Global Growth VIP B Share	Deutsche Global Growth VIP — Class B Shares

Symetra Separate Account C
Notes to Financial Statements

1.	ORGANIZATION (Continued)

Sub-Account	Mutual Fund
Deutsche Variable Series I and II
Deutsche Global Income Builder VIP A	Deutsche Global Income Builder VIP — Class A Shares
Deutsche Global Small Cap VIP B	Deutsche Global Small Cap VIP — Class B Shares
Deutsche Small Mid Cap Value VIP Class B7	Deutsche Small Mid Cap Value VIP — Class B Shares

Deutsche Investments VIT Funds
Deutsche Small Cap Index A Share	Deutsche Small Cap Index VIP — Class A Shares

Dreyfus Variable Investment Fund
Dreyfus Appreciation	Dreyfus VIF Appreciation Portfolio — Initial Shares
Dreyfus Quality Bond	Dreyfus VIF Quality Bond Portfolio — Initial Shares

Dreyfus Investment Portfolios
Dreyfus MidCap Stock	Dreyfus IP MidCap Stock Portfolio — Initial Shares
Dreyfus Technology Growth	Dreyfus IP Technology Growth Portfolio — Initial Shares

Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Socially Responsible	Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares

Dreyfus Stock Index Fund, Inc.
Dreyfus Stock Index	Dreyfus Stock Index Fund, Inc. — Service Shares

Federated Insurance Series
Federated High Income Bond	Federated High Income Bond Fund II
Federated Managed Volatility II	Federated Managed Volatility Fund II

Fidelity Variable Insurance Products Fund 1 (VIP)
Fidelity Asset Manager	VIP Asset Manager Portfolio — Initial Class
Fidelity Contrafund	VIP Contrafund® Portfolio — Initial Class
Fidelity Contrafund II	VIP Contrafund® Portfolio — Service Class 2
Fidelity Equity-Income	VIP Equity-Income Portfolio — Initial Class
Fidelity Freedom Funds 2010 II	VIP Freedom Funds 2010 Portfolio — Service Class 2
Fidelity Freedom Funds 2015 II	VIP Freedom Funds 2015 Portfolio — Service Class 2
Fidelity Freedom Funds 2020 II	VIP Freedom Funds 2020 Portfolio — Service Class 2
Fidelity Freedom Funds 2025 II	VIP Freedom Funds 2025 Portfolio — Service Class 2
Fidelity Freedom Funds 2030 II	VIP Freedom Funds 2030 Portfolio — Service Class 2
Fidelity Freedom Funds 2050 II	VIP Freedom Funds 2050 Portfolio — Service Class 2
Fidelity Freedom Income Fund II	VIP Freedom Income Portfolio — Service Class 2
Fidelity Government Money Market Portfolio - Initial Class[5]	VIP Government Money Market Portfolio — Initial Class
Fidelity Government Money Market Portfolio - Service Class II4	VIP Government Money Market Portfolio — Service Class II
Fidelity Growth	VIP Growth Portfolio — Initial Class
Fidelity Growth & Income	VIP Growth & Income Portfolio — Initial Class
Fidelity Growth Opportunities	VIP Growth Opportunities Portfolio — Initial Class
Fidelity Index 500	VIP Index 500 Portfolio — Initial Class
Fidelity Mid Cap II	VIP Mid Cap Portfolio — Service Class II

Symetra Separate Account C
Notes to Financial Statements

1.	ORGANIZATION (Continued)

Sub-Account	Mutual Fund
Fidelity Variable Insurance Products Fund 1 (VIP)
Fidelity Overseas II	VIP Overseas Portfolio — Service Class 2

Franklin Templeton Variable Insurance Products Trust
Franklin Flex Cap Growth VIP Fund - Class 2	Franklin Flex Cap Growth VIP Fund - Class 2
Franklin Founding Funds Allocation VIP Fund - Class 2	Franklin Founding Funds Allocation VIP Fund - Class 2
Franklin Income VIP Fund - Class 2	Franklin Income VIP Fund - Class 2
Franklin Mutual Shares VIP Fund - Class 2	Franklin Mutual shares VIP Fund - Class 2
Franklin Small Cap Value VIP Fund - Class 2	Franklin Small Cap Value VIP Fund - Class 2
Franklin Small-Mid Cap Growth VIP Fund - Class 2	Franklin Small-Mid Cap Growth VIP Fund - Class 2
Franklin U.S. Government Securities VIP Fund - Class 2	Franklin U.S. Government Securities VIP Fund - Class 2

Financial Investors Variable Insurance Trust
Ibbotson Aggressive Growth Class I	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio — Class I
Ibbotson Aggressive Growth Class II	Ibbotson Aggressive Growth ETF Asset Alloc. Portfolio — Class II
Ibbotson Balanced Class I	Ibbotson Balanced ETF Asset Allocation Portfolio — Class I
Ibbotson Balanced Class II	Ibbotson Balanced ETF Asset Allocation Portfolio — Class II
Ibbotson Conservative Class I	Ibbotson Conservative ETF Asset Allocation Portfolio — Class I
Ibbotson Conservative Class II	Ibbotson Conservative ETF Asset Allocation Portfolio — Class II
Ibbotson Growth Class I	Ibbotson Growth ETF Asset Allocation Portfolio — Class I
Ibbotson Growth Class II	Ibbotson Growth ETF Asset Allocation Portfolio — Class II
Ibbotson Income and Growth Class I	Ibbotson Income and Growth ETF Asset Allocation Portfolio — Class I
Ibbotson Income and Growth Class II	Ibbotson Income and Growth ETF Asset Allocation Portfolio — Class II

AIM Variable Insurance Funds, Inc (Invesco Variable Insurance Funds)
Invesco American Franchise Fund I	Invesco V.I. American Franchise Fund (Series I Shares)
Invesco American Franchise Fund II	Invesco V.I. American Franchise Fund (Series II Shares)
Invesco Global Health Care	Invesco V.I. Global Health Care Fund (Series I shares)
Invesco Global Real Estate	Invesco V.I. Global Real Estate Fund (Series I shares)
Invesco International Growth I	Invesco V.I. International Growth Fund (Series I shares)
Invesco International Growth II	Invesco V.I. International Growth Fund (Series II shares)
Invesco Mid Cap Growth Fund I	Invesco V.I. Mid Cap Growth Fund (Series I Shares)
Invesco Mid Cap Growth Fund II	Invesco V.I. Mid Cap Growth Fund (Series II Shares)
Invesco Small Cap Equity II	Invesco V.I. Small Cap Equity Fund (Series II shares)

JP Morgan Insurance Trust
JP Morgan Insurance Trust Mid Cap Value I	JP Morgan Insurance Trust Mid Cap Value Portfolio
JP Morgan Insurance Trust U.S. Equity I	JP Morgan Insurance Trust U.S. Equity Portfolio

Neuberger Berman Advisers Management Trust
Neuberger Berman AMT Guardian Class S	Neuberger Berman AMT Guardian Portfolio — Class S
Neuberger Berman AMT Mid Cap Growth Class S	Neuberger Berman AMT Mid Cap Growth Portfolio — Class S
Neuberger Berman AMT Mid Cap Intrinsic Value	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio —
Class S	Class S

Symetra Separate Account C
Notes to Financial Statements

1.	ORGANIZATION (Continued)

Sub-Account	Mutual Fund
PIMCO Variable Insurance Trust
PIMCO All Asset Portfolio Advisor	PIMCO All Asset Portfolio — Advisor Class Shares
PIMCO CommodityRealReturn Strat.	PIMCO CommodityRealReturn® Strategy Portfolio —
Administrative Class	Administrative Class Shares
PIMCO Total Return Portfolio Advisor[7]	PIMCO Total Return Portfolio — Advisor Class Shares

Pioneer Variable Contracts Trust
Pioneer Bond VCT Class I	Pioneer Bond VCT Portfolio — Class I
Pioneer Emerging Markets VCT Class II	Pioneer Emerging Markets VCT Portfolio — Class II
Pioneer Equity Income VCT Class II	Pioneer Equity Income VCT Portfolio — Class II
Pioneer Fund VCT Class I	Pioneer Fund VCT Portfolio — Class I
Pioneer High Yield VCT Class II	Pioneer High Yield VCT Portfolio — Class II
Pioneer Mid Cap Value VCT Class I	Pioneer Mid Cap Value VCT Portfolio — Class I
Pioneer Real Estate VCT Class II	Pioneer Real Estate VCT Portfolio — Class II
Pioneer Select Mid Cap Growth VCT Class I	Pioneer Select Mid Cap Growth VCT Portfolio — Class I
Pioneer Strategic Income VCT Class II	Pioneer Strategic Income VCT Portfolio — Class II

Franklin Templeton Variable Insurance Products Trust
Templeton Developing Markets VIP Fund - Class 2	Templeton Developing Markets VIP Fund - Class 2
Templeton Global Bond VIP Fund - Class 2	Templeton Global Bond VIP Fund - Class 2
Templeton Growth VIP Fund - Class 2	Templeton Growth VIP Fund - Class 2

Vanguard Variable Insurance Fund Portfolios
Vanguard Balanced	Vanguard VIF — Balanced Portfolio
Vanguard High Yield Bond	Vanguard VIF — High Yield Bond Portfolio
Vanguard International	Vanguard VIF — International Portfolio
Vanguard Mid-Cap Index	Vanguard VIF — Mid-Cap Index Portfolio
Vanguard REIT Index	Vanguard VIF — REIT Index Portfolio
Vanguard Total Bond Market Index	Vanguard VIF — Total Bond Market Index Portfolio
Vanguard Total Stock Market Index	Vanguard VIF — Total Stock Market Index Portfolio

Voya VP Natural Resource Trust
Voya Global Resources Portfolio Service[1]	Voya Global Resources Portfolio Class S
Voya Global Value Advantage Portfolio[1]	Voya Global Value Advantage Portfolio - Class S

Voya Investors Trust
VY JPMorgan Emerging Markets Equity Portfolio Initial	VY JPMorgan Emerging Markets Equity Portfolio Class I

Wanger Advisors Trust
Wanger USA	Wanger USA
Retail Mutual Funds available to the public outside of variable annuity contracts:
American Funds (R4 Shares)
American Funds AMCAP[6]	American Funds AMCAP Fund
American Funds American Balanced[6]	American Funds American Balanced Fund
American Funds American High-Income Trust[6]	American Funds American High-Income Trust Fund
American Funds Capital World Bond[6]	American Funds Capital World Bond Fund

Symetra Separate Account C
Notes to Financial Statements

1.	ORGANIZATION (Continued)

Sub-Account	Mutual Fund
American Funds (R4 Shares)
American Funds EuroPacific Growth[6]	American Funds EuroPacific Growth Fund
American Funds The Investment Company of America[7]	American Funds The Investment Company of America
American Funds Washington Mutual Investors[7]	American Funds Washington Mutual Investors Fund

Neuberger Berman Advisers Management Trust
Neuberger Berman Genesis Advisor[7]	Neuberger Berman Genesis Fund — Advisor Class

1 Voya Global Resources Portfolio Service was reorganized with Voya Global Value Advantage Portfolio on March 6, 2015.
2 Deutsche CROCI International VIP - Class A was known as Deutsche International VIP A prior to May 1, 2015.
3 Columbia VP Mid Cap Value Fund - Class 1 was known as Columbia Mid Cap Growth Value Opportunity 1 prior to May 1, 2015.
4 Fidelity Government Money Market Portfolio - Service Class II was known as Fidelity VIP Money Market Service Class prior to December 1, 2015.
5 Fidelity Government Money Market Portfolio - Initial Class was known as Fidelity Money Market Fund prior to December 1, 2015.
6 There was no activity in the current year and the prior year and no net asset balance to report on the Statement of Assets and liabilities as of December 31, 2014 and December 31, 2015.
7 There was activity in the prior year and no activity in the current year and no net asset balance to report on the Statement of Assets and Liabilities as of
December 31, 2014 and December 31, 2015.

2.	SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PRESENTATION AND USE OF ESTIMATES — The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (GAAP), including the rules and regulations of the Securities and Exchange Commission (SEC). The preparation of the Separate Account financial statements in conformity with GAAP requires the Separate Account to make estimates and assumptions that may affect the amounts reported in the audited financial statements and accompanying notes.
INVESTMENT VALUATION — Investments in portfolio shares are valued at fair value based on the net asset value (NAV) as reported by the underlying Mutual Fund on the last trading day of the year.
The Separate Account determines the fair value of its financial instruments based on the fair value hierarchy, which requires an entity to maximize its use of observable inputs and minimize the use of unobservable inputs when measuring fair value. This fair value hierarchy prioritizes fair value measurements into the three levels based on the nature of the inputs. Quoted prices in active markets for identical assets or liabilities have the highest priority ("Level 1"), followed by significant observable inputs other than quoted market prices, including prices for similar but not identical assets or liabilities ("Level 2") and significant unobservable inputs, including the reporting entity's estimates of the assumptions that market participants would use, having the lowest priority ("Level 3").
The availability of observable market information is the principal factor in determining the level to which the Separate Account's investments are assigned in the fair value hierarchy. As such, all Separate Account investments have been classified as Level 1 in the fair value hierarchy.
INVESTMENT TRANSACTIONS — Investment transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the first-in-first-out (FIFO) method.
INCOME RECOGNITION — Dividend income and realized capital gain distributions are recorded on the ex-dividend date.
DISTRIBUTIONS — The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of unit owners.
FEDERAL INCOME TAX — Operations of the Separate Account are included in the federal income tax return of Symetra Life, which is taxed as a "Life Insurance Company" under the provisions of the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to the operations of the Separate Account to the extent the earnings are reinvested.

Symetra Separate Account C
Notes to Financial Statements

3.     EXPENSES AND RELATED PARTY TRANSACTIONS

Symetra Life assumes mortality and expense ("M&E") risks and incurs asset-related administrative expenses related to the operations of the Separate Account. Optional benefit charges may be elected for a guaranteed minimum death benefit ("GMDB") and an earnings enhancement benefit ("EEB") for certain products. Symetra Life deducts a daily charge from the assets of the Separate Account to cover these expenses. These charges are included in net investment income (loss) in the accompanying Statements of Operations. Symetra Life also deducts annual contract maintenance charges which are reflected as a contract maintenance charge in the accompanying Statements of Changes in Net Assets. The table below describes the maximum charges for the fees and expenses charged by product.

Annual Periodic Charges	Mortality and expense risk[1]	Asset-related administrative[1]	Optional (GMDB)	Optional (EEB)	Contract Maintenance
Spinnaker & Mainsail	1.25%	0.15%	0.20%	0.15%	$30
Spinnaker Advisor	1.25%	0.20%	Not Available	Not Available	$30
Spinnaker Choice	1.40%	0.15%	0.20%	0.15%	No Charge
Focus	0.95%	0.40%	0.10%	Not Available	$40
Retirement Passport	1.25%	No Charge	Not Available	Not Available	$30
Retirement Passport — Calvert sub accounts	1.25%	0.10%	Not Available	Not Available	$30
Retirement Passport — Vanguard sub accounts	1.25%	0.25%	Not Available	Not Available	$30
1 As a percentage of average daily net assets of each sub-account deducted daily.
A withdrawal charge of $25 or 2.00 percent of the withdrawal amount, whichever is less, may be imposed on the owner of the policy for the second and each subsequent withdrawal in any one year. A transfer charge of $10 or 2.00 percent of the amount transferred, whichever is less, may be imposed on transfers that exceed the number of free transfers allowed each year. These charges are reflected as contract maintenance charges in the accompanying Statements of Changes in Net Assets. A surrender charge may be applicable in the first eight years on withdrawals that exceed the free withdrawal amount. The surrender charge is reflected as transfers out in the accompanying Statements of Changes in Net Assets. These charges do not apply to all products and may vary by contract year and other factors as described in the product prospectuses.
The Retirement Passport product may allow the owner of the policy to take a loan against their account value. A loan application charge of $50 or 2.50 percent of the loan amount, whichever is less, will be deducted from the sub-account with the highest balance at the time the loan is approved. An annual loan maintenance charge of $35 or 2.50 percent of the loan amount, whichever is less, will be deducted from the sub-account with the highest balance. These charges are reflected as transfers out in the accompanying Statements of Changes in Net Assets.

4.	INVESTMENT TRANSACTIONS
The following table summarizes investment purchases and proceeds from sales activity by sub-account for the year ended December 31, 2015. The table also summarizes underlying investment information for each sub-account as of December 31, 2015.

	Year Ended		As of December 31, 2015
	December 31, 2015		Investments			Net Asset
Sub-Account	Purchases	Proceeds From Sales	at Cost	at Fair Value	Shares Owned	Net Asset Value[2]
American Century Balanced	$1,954,407	$1,712,526	$10,248,080	$10,366,410	1,495,874	$6.93
American Century Inflation Protection II	974,965	2,007,967	6,050,754	5,454,090	548,701	9.94
American Century International	598,837	2,278,699	8,572,187	10,154,893	1,013,462	10.02
American Century International II1	65,947	49,486	464,152	594,186	40,781	14.57
American Century Ultra I	60,076	112,805	282,664	400,054	25,860	15.47
American Century Ultra II	217,394	61,725	435,949	464,127	30,474	15.23
American Century Value	551,320	1,292,629	3,222,005	3,970,184	448,609	8.85
Calvert EAFE International Index F Class	47,657	45,836	249,472	245,054	3,164	77.45
Calvert Investment Grade Bond Index	929,371	1,674,303	4,313,728	4,290,235	78,232	54.84
Calvert Nasdaq 100 Index	797,522	249,636	2,104,174	2,340,321	47,849	48.91
Calvert Russell 2000 Small Cap Index F Class	219,536	411,042	1,339,220	1,287,858	18,364	70.13
Calvert S&P MidCap 400 Index F Class	153,291	119,866	810,369	867,253	9,342	92.83
Calvert SRI Balanced	52,964	35,792	271,133	268,364	134,519	1.99
Columbia VP Mid Cap Value Fund - Class 1[1]	—	44	2,278	3,891	222	17.53

Symetra Separate Account C
Notes to Financial Statements

4.	INVESTMENT TRANSACTIONS (Continued)

	Year Ended		As of December 31, 2015
	December 31, 2015		Investments			Net Asset
Sub-Account	Purchases	Proceeds From Sales	at Cost	at Fair Value	Shares Owned	Net Asset Value[2]
Deutsche Capital Growth VIP B	$686,245	$789,832	$2,065,262	$2,382,334	84,720	$28.12
Deutsche CROCI International VIP - Class A1	216,345	463,012	2,656,964	2,149,573	300,639	7.15
Deutsche Global Growth VIP B Share	3,544	43,269	18,128	19,629	1,815	10.82
Deutsche Global Income Builder VIP A	899,153	1,614,487	8,579,520	8,853,030	386,089	22.93
Deutsche Global Small Cap VIP B	46,686	67,988	285,550	242,042	18,836	12.85
Deutsche Small Cap Index A Share	103,792	25,894	497,901	481,457	31,716	15.18
Dreyfus Appreciation	381,638	541,564	2,804,100	3,618,410	80,000	45.23
Dreyfus MidCap Stock	2,808,213	2,553,765	9,027,674	12,420,122	655,415	18.95
Dreyfus Quality Bond	228,076	792,794	3,108,357	3,095,052	264,082	11.72
Dreyfus Socially Responsible	769,775	1,162,007	2,966,046	3,305,532	85,724	38.56
Dreyfus Stock Index	1,820,070	3,749,074	11,932,738	15,333,655	352,741	43.47
Dreyfus Technology Growth	539,019	466,366	2,713,880	3,459,335	194,564	17.78
Federated High Income Bond	169,989	367,720	2,234,398	2,141,387	336,696	6.36
Federated Managed Volatility II	53,441	105,387	728,846	775,432	83,469	9.29
Fidelity Asset Manager	29,090	98,603	176,608	180,680	11,464	15.76
Fidelity Contrafund	6,509,330	7,391,481	28,637,625	35,270,683	1,039,820	33.92
Fidelity Contrafund II	385	43	2,957	3,875	116	33.26
Fidelity Equity-Income	1,731,678	1,888,173	8,329,195	8,194,475	400,513	20.46
Fidelity Freedom Funds 2010 II	9,287	28,606	47,006	49,941	4,134	12.08
Fidelity Freedom Funds 2015 II	23,152	75,643	265,447	271,085	22,239	12.19
Fidelity Freedom Funds 2020 II	136,249	666,543	621,873	614,528	49,638	12.38
Fidelity Freedom Funds 2025 II	265,934	23,908	945,155	996,221	78,196	12.74
Fidelity Freedom Funds 2030 II	189,746	38,730	958,578	981,311	77,759	12.62
Fidelity Freedom Funds 2050 II	2,023	107	9,779	10,463	640	16.35
Fidelity Freedom Income Fund II	27,757	9,379	104,108	105,134	9,789	10.74
Fidelity Government Money Market Portfolio - Initial Class[1]	143,922	128,215	434,946	434,947	434,946	1.00
Fidelity Government Money Market Portfolio - Service Class II1	4,495,769	5,554,842	10,898,944	10,898,946	10,898,944	1.00
Fidelity Growth	936,147	2,433,919	8,367,436	14,694,657	223,493	65.75
Fidelity Growth & Income	997,248	1,644,908	5,326,734	6,939,384	367,553	18.88
Fidelity Growth Opportunities	456,456	592,086	2,152,287	3,561,840	112,184	31.75
Fidelity Index 500	99,558	211,655	792,020	941,246	4,559	206.43
Fidelity Mid Cap II	1,913,584	1,999,213	9,309,348	9,091,317	285,621	31.83
Fidelity Overseas II	57,667	67,973	237,738	242,524	12,825	18.91
Franklin Flex Cap Growth VIP Fund - Class 2	295,885	48,257	616,525	430,773	60,758	7.09
Franklin Founding Funds Allocation VIP Fund - Class 2	178,233	77,319	576,546	529,214	78,402	6.75
Franklin Income VIP Fund - Class 2	1,585,626	1,671,258	7,188,428	6,646,462	468,061	14.20
Franklin Mutual Shares VIP Fund - Class 2	1,497,769	1,568,409	6,930,131	7,711,573	401,644	19.20
Franklin Small Cap Value VIP Fund - Class 2	2,490,266	2,359,926	9,616,189	9,067,369	512,860	17.68
Franklin Small-Mid Cap Growth VIP Fund - Class 2	1,536,322	843,442	5,666,546	4,940,041	279,256	17.69
Franklin U.S. Government Securities VIP Fund - Class 2	1,328,803	3,658,715	10,563,056	10,119,915	811,541	12.47
Ibbotson Aggressive Growth Class I	10,777	13,101	264,686	291,027	26,148	11.13
Ibbotson Aggressive Growth Class II	314,265	309,693	2,132,679	2,361,218	213,878	11.04
Ibbotson Balanced Class I	64,590	153,552	1,317,937	1,263,879	118,785	10.64
Ibbotson Balanced Class II	1,414,544	1,400,026	8,773,625	8,832,239	823,902	10.72
Ibbotson Conservative Class I	251,054	397,640	516,193	491,345	45,834	10.72
Ibbotson Conservative Class II	36,300	124,743	325,112	307,697	28,838	10.67
Ibbotson Growth Class I	38,813	165,514	391,992	416,874	39,033	10.68

Symetra Separate Account C
Notes to Financial Statements

4.	INVESTMENT TRANSACTIONS (Continued)

	Year Ended		As of December 31, 2015
	December 31, 2015		Investments			Net Asset
Sub-Account	Purchases	Proceeds From Sales	at Cost	at Fair Value	Shares Owned	Net Asset Value[2]
Ibbotson Growth Class II	$815,862	$881,540	$5,118,600	$5,323,974	505,600	$10.53
Ibbotson Income and Growth Class I	15,732	36,752	194,564	196,023	19,370	10.12
Ibbotson Income and Growth Class II	272,731	324,490	2,192,697	2,112,443	199,853	10.57
Invesco American Franchise Fund I	165,758	810,487	3,334,704	5,029,547	87,776	57.30
Invesco American Franchise Fund II	314,396	332,752	951,533	1,228,308	21,993	55.85
Invesco Global Health Care	43,325	85,898	223,906	396,937	12,502	31.75
Invesco Global Real Estate	403,546	1,119,942	4,467,156	5,656,377	345,744	16.36
Invesco International Growth I	94,535	406,760	1,167,730	1,403,755	41,916	33.49
Invesco International Growth II	2,027,912	4,084,967	12,250,425	13,008,456	393,719	33.04
Invesco Mid Cap Growth Fund I	16,209	50,425	71,971	112,514	20,914	5.38
Invesco Mid Cap Growth Fund II	66,385	183,788	338,227	413,635	77,605	5.33
Invesco Small Cap Equity II	190,855	88,145	561,767	477,673	28,165	16.96
JP Morgan Insurance Trust Mid Cap Value I	1,509,037	1,827,515	6,777,278	7,827,033	768,109	10.19
JP Morgan Insurance Trust U.S. Equity I	247,960	771,862	1,822,155	2,827,867	110,896	25.50
Neuberger Berman AMT Guardian Class S	59,118	14,013	202,489	162,123	9,772	16.59
Neuberger Berman AMT Mid Cap Growth Class S	267,491	237,170	800,558	703,993	32,974	21.35
Neuberger Berman AMT Mid Cap Intrinsic Value Class S	43,876	45,620	64,278	57,598	3,240	17.78
PIMCO All Asset Portfolio Advisor	66,851	156,320	735,737	613,124	66,717	9.19
PIMCO CommodityRealReturn Strat. Administrative Class	1,092,969	970,678	4,360,524	2,606,221	377,167	6.91
Pioneer Bond VCT Class I	172,440	611,572	3,156,867	3,033,251	280,079	10.83
Pioneer Emerging Markets VCT Class II	1,022,017	787,270	3,135,994	2,142,399	142,446	15.04
Pioneer Equity Income VCT Class II	1,677,626	2,827,892	8,639,815	9,849,025	347,653	28.33
Pioneer Fund VCT Class I	10,720,936	5,319,024	37,633,568	34,399,124	1,741,728	19.75
Pioneer High Yield VCT Class II	674,467	753,283	3,033,218	2,560,423	301,581	8.49
Pioneer Mid Cap Value VCT Class I	1,038,070	1,152,942	6,333,765	6,758,776	357,986	18.88
Pioneer Real Estate VCT Class II	1,299,071	1,709,501	5,588,984	5,553,356	284,059	19.55
Pioneer Select Mid Cap Growth VCT Class I	4,895,628	6,279,315	33,401,316	36,618,087	1,402,455	26.11
Pioneer Strategic Income VCT Class II	1,626,709	1,926,368	9,440,981	8,822,004	903,894	9.76
Templeton Developing Markets VIP Fund - Class 2	555,733	539,273	3,021,577	1,984,631	314,024	6.32
Templeton Global Bond VIP Fund - Class 2	1,608,347	2,254,641	10,511,516	9,076,206	574,443	15.80
Templeton Growth VIP Fund - Class 2	763,225	1,254,542	6,032,207	6,779,837	508,996	13.32
Vanguard Balanced	170,565	862,059	892,510	891,429	39,938	22.32
Vanguard High Yield Bond	567,332	1,678,285	595,005	572,903	75,482	7.59
Vanguard International	377,835	465,419	2,123,146	2,051,484	103,610	19.80
Vanguard Mid-Cap Index	303,987	909,842	1,866,838	2,066,763	99,554	20.76
Vanguard REIT Index	76,014	309,981	693,740	785,866	57,070	13.77
Vanguard Total Bond Market Index	683,743	1,252,681	3,686,747	3,673,643	311,589	11.79
Vanguard Total Stock Market Index	1,430,448	1,400,861	5,415,577	5,821,212	181,572	32.06
Voya Global Resources Portfolio Service[1]	14,180	864,550	—	—	—	—
Voya Global Value Advantage Portfolio[1]	997,438	245,237	725,028	638,184	71,465	8.93
VY JPMorgan Emerging Markets Equity Portfolio Initial	63,666	212,299	627,565	461,347	34,098	13.53
Wanger USA	38,991	87,308	142,210	134,720	4,243	31.75
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
2 Net asset values represent the amounts published by the underlying Mutual Funds and may differ slightly due to rounding to those amounts calculated from the information presented in the financial statements.

Symetra Separate Account C
Notes to Financial Statements

5.    CHANGES IN ACCUMULATION UNITS OUTSTANDING
The changes in Units outstanding for the years ended December 31, 2015, and 2014 were as follows:

	2015			2014
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Focus Tier I
Deutsche Small Cap Index A Share	19	(362)	(343)	297	(1,556)	(1,259)
Fidelity Government Money Market Portfolio - Initial Class[1]	2,317	(2,968)	(651)	1,533	(7,301)	(5,768)
Fidelity Index 500	364	(4,678)	(4,314)	664	(2,869)	(2,205)
Ibbotson Aggressive Growth Class I	—	(4)	(4)	16,590	(33,183)	(16,593)
Ibbotson Balanced Class I	30	(4,827)	(4,797)	28	(25,171)	(25,143)
Ibbotson Conservative Class I	10,624	(6,937)	3,687	8,423	(11,426)	(3,003)
Ibbotson Growth Class I	1,921	(12,543)	(10,622)	—	(6,686)	(6,686)
Ibbotson Income and Growth Class I	—	(3)	(3)	593	(3)	590
Vanguard Balanced	1,960	(11,775)	(9,815)	24,876	(19,335)	5,541
Vanguard High Yield Bond	31	(2,144)	(2,113)	721	(1,969)	(1,248)
Vanguard International	138	(6,580)	(6,442)	685	(6,928)	(6,243)
Vanguard Mid-Cap Index	361	(10,060)	(9,699)	1,942	(16,965)	(15,023)
Vanguard REIT Index	15	(3,905)	(3,890)	648	(6,457)	(5,809)
Vanguard Total Bond Market Index	271	(7,823)	(7,552)	1,215	(9,382)	(8,167)
Vanguard Total Stock Market Index	9	(12,838)	(12,829)	4,211	(20,006)	(15,795)
Focus Tier I with GMDB
Deutsche Small Cap Index A Share	—	(2)	(2)	—	(2,412)	(2,412)
Fidelity Government Money Market Portfolio - Initial Class[1]	8,994	(391)	8,603	—	(4)	(4)
Fidelity Index 500	—	(6)	(6)	—	(935)	(935)
Ibbotson Aggressive Growth Class I	—	(716)	(716)	—	(32)	(32)
Ibbotson Balanced Class I	—	(1,246)	(1,246)	—	(49)	(49)
Ibbotson Conservative Class I	8,241	(3,915)	4,326	—	(464)	(464)
Ibbotson Growth Class I	—	(687)	(687)	—	(28)	(28)
Ibbotson Income and Growth Class I	—	(1,760)	(1,760)	—	(938)	(938)
Vanguard Balanced	—	(1,180)	(1,180)	—	(354)	(354)
Vanguard High Yield Bond	—	(9)	(9)	37	—	37
Vanguard International	74	(1,855)	(1,781)	—	(4,578)	(4,578)
Vanguard Mid-Cap Index	—	(2,003)	(2,003)	—	(3,078)	(3,078)
Vanguard REIT Index	5	—	5	—	(1,748)	(1,748)
Vanguard Total Bond Market Index	—	(1,324)	(1,324)	234	(1,276)	(1,042)
Vanguard Total Stock Market Index	29	(2,396)	(2,367)	—	(5,069)	(5,069)
Focus Tier II
Deutsche Small Cap Index A Share	27	(319)	(292)	651	(1,316)	(665)
Fidelity Government Money Market Portfolio - Initial Class[1]	273	(3,439)	(3,166)	2,813	(1,020)	1,793
Fidelity Index 500	4,225	(3,298)	927	367	(4,433)	(4,066)
Ibbotson Aggressive Growth Class I	—	(98)	(98)	—	(11,453)	(11,453)
Ibbotson Balanced Class I	—	(1,581)	(1,581)	17,112	(46,983)	(29,871)
Ibbotson Conservative Class I	63	(8,868)	(8,805)	21,272	(485)	20,787
Ibbotson Growth Class I	—	(181)	(181)	—	(128)	(128)
Ibbotson Income and Growth Class I	—	(1,143)	(1,143)	86	(1,189)	(1,103)
Vanguard Balanced	703	(3,531)	(2,828)	17,666	(1,159)	16,507
Vanguard High Yield Bond	133	(5,057)	(4,924)	152	(902)	(750)

Symetra Separate Account C
Notes to Financial Statements

5.	CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2015			2014
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Vanguard International	8,828	(9,714)	(886)	4,290	(7,080)	(2,790)
Vanguard Mid-Cap Index	1,660	(14,426)	(12,766)	9,461	(7,715)	1,746
Vanguard REIT Index	1,079	(6,616)	(5,537)	4,297	(4,341)	(44)
Vanguard Total Bond Market Index	2,035	(24,186)	(22,151)	10,807	(1,723)	9,084
Vanguard Total Stock Market Index	18,178	(20,792)	(2,614)	8,908	(14,942)	(6,034)
Focus Tier II with GMDB
Deutsche Small Cap Index A Share	—	(49)	(49)	2,250	(1,588)	662
Fidelity Government Money Market Portfolio - Initial Class[1]	—	(188)	(188)	—	(28)	(28)
Fidelity Index 500	—	(93)	(93)	929	(19,698)	(18,769)
Ibbotson Balanced Class I	606	—	606	19,946	—	19,946
Ibbotson Conservative Class I	—	(9,557)	(9,557)	—	(1,318)	(1,318)
Vanguard Balanced	—	(301)	(301)	2,993	(18,110)	(15,117)
Vanguard High Yield Bond	—	(3,075)	(3,075)	—	(97)	(97)
Vanguard International	1,848	(4,133)	(2,285)	4,102	(2,091)	2,011
Vanguard Mid-Cap Index	1,991	(9,535)	(7,544)	2,728	(265)	2,463
Vanguard REIT Index	—	(1,451)	(1,451)	1,626	(69)	1,557
Vanguard Total Bond Market Index	1,245	(10,315)	(9,070)	946	(989)	(43)
Vanguard Total Stock Market Index	2,386	(11,565)	(9,179)	3,888	(977)	2,911
Focus Tier III
Deutsche Small Cap Index A Share	515	(409)	106	1,147	(856)	291
Fidelity Government Money Market Portfolio - Initial Class[1]	3,417	(5,706)	(2,289)	21,175	(19,561)	1,614
Fidelity Index 500	1,164	(5,742)	(4,578)	1,158	(2,580)	(1,422)
Ibbotson Aggressive Growth Class I	196	(45)	151	150	(644)	(494)
Ibbotson Balanced Class I	—	(3,024)	(3,024)	44,886	(22,122)	22,764
Ibbotson Conservative Class I	666	(3,694)	(3,028)	8,225	(150)	8,075
Ibbotson Growth Class I	175	—	175	144	—	144
Ibbotson Income and Growth Class I	342	—	342	275	—	275
Vanguard Balanced	276	(24,830)	(24,554)	24,355	(8,276)	16,079
Vanguard High Yield Bond	512	(13,091)	(12,579)	3,612	(8,935)	(5,323)
Vanguard International	5,859	(19,178)	(13,319)	3,220	(9,412)	(6,192)
Vanguard Mid-Cap Index	707	(22,001)	(21,294)	7,048	(26,277)	(19,229)
Vanguard REIT Index	711	(11,806)	(11,095)	3,082	(9,141)	(6,059)
Vanguard Total Bond Market Index	2,167	(8,836)	(6,669)	35,701	(81,219)	(45,518)
Vanguard Total Stock Market Index	1,236	(43,236)	(42,000)	15,240	(42,076)	(26,836)
Focus Tier III with GMDB
Fidelity Index 500	—	—	—	19,560	—	19,560
Ibbotson Balanced Class I	—	(599)	(599)	—	(22,070)	(22,070)
Ibbotson Growth Class I	—	(822)	(822)	—	(788)	(788)
Vanguard Balanced	—	(17,000)	(17,000)	17,700	(699)	17,001
Vanguard Mid-Cap Index	—	(134)	(134)	—	(128)	(128)
Focus Tier IV
Vanguard International	691	—	691	—	(381)	(381)
Vanguard Mid-Cap Index	—	(126)	(126)	—	(131)	(131)
Vanguard REIT Index	—	(89)	(89)	112	—	112
Vanguard Total Bond Market Index	493	—	493	1,236	—	1,236
Vanguard Total Stock Market Index	—	(754)	(754)	—	(840)	(840)

Symetra Separate Account C
Notes to Financial Statements

5.	CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2015			2014
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Focus Tier V
Deutsche Small Cap Index A Share	3,300	(109)	3,191	1,754	—	1,754
Vanguard International	11,133	(747)	10,386	10,131	—	10,131
Vanguard Mid-Cap Index	3,599	(118)	3,481	1,985	—	1,985
Vanguard Total Bond Market Index	1,740	(38,068)	(36,328)	17,200	—	17,200
Vanguard Total Stock Market Index	57,917	(1,544)	56,373	12,897	—	12,897
Passport Group Tier II
American Century International II1	—	—	—	—	(72)	(72)
American Funds The Investment Company of America[1]	—	—	—	—	(34)	(34)
American Funds Washington Mutual Investors[1]	—	—	—	—	(25)	(25)
Deutsche Capital Growth VIP B	—	—	—	—	(58)	(58)
Deutsche Small Mid Cap Value VIP Class B1	—	—	—	—	(25)	(25)
Fidelity Contrafund II	—	—	—	—	(19)	(19)
Fidelity Freedom Funds 2050 II	109	—	109	111	—	111
Fidelity Government Money Market Portfolio - Service Class II1	148,035	(100,012)	48,023	80,260	(81,582)	(1,322)
Franklin Small Cap Value VIP Fund - Class 2	—	—	—	—	(24)	(24)
Franklin U.S. Government Securities VIP Fund - Class 2	—	—	—	—	(41)	(41)
Neuberger Berman AMT Mid Cap Growth Class S	—	—	—	—	(17)	(17)
Neuberger Berman Genesis Advisor[1]	—	—	—	—	(24)	(24)
PIMCO All Asset Portfolio Advisor	151	—	151	150	(8)	142
PIMCO Total Return Portfolio Advisor[1]	—	—	—	14,717	(14,750)	(33)
Templeton Developing Markets VIP Fund - Class 2	—	—	—	—	(14)	(14)
Templeton Global Bond VIP Fund - Class 2	—	—	—	—	(32)	(32)
Vanguard Balanced	288	—	288	318	(17)	301
Vanguard High Yield Bond	33,210	(94,274)	(61,064)	61,106	(57,860)	3,246
Vanguard International	208	—	208	202	(123)	79
Vanguard Mid-Cap Index	21	—	21	24	(1)	23
Vanguard REIT Index	—	—	—	—	(27)	(27)
Vanguard Total Bond Market Index	41,510	(27)	41,483	294	(30)	264
Vanguard Total Stock Market Index	280	—	280	299	(32)	267
Spinnaker & Mainsail
American Century Balanced	34,460	(75,920)	(41,460)	48,134	(105,084)	(56,950)
American Century Inflation Protection II	64,410	(128,105)	(63,695)	82,401	(83,236)	(835)
American Century International	40,751	(161,131)	(120,380)	204,319	(115,986)	88,333
American Century Large Company Value II	3,376	(2,507)	869	4,229	(5,183)	(954)
American Century Ultra I	755	(4,672)	(3,917)	1,231	(4,396)	(3,165)
American Century Ultra II	9,862	(3,048)	6,814	8,048	(1,037)	7,011
American Century Value	20,510	(54,768)	(34,258)	31,872	(65,252)	(33,380)
Calvert EAFE International Index F Class	3,646	(4,583)	(937)	3,051	(579)	2,472
Calvert Investment Grade Bond Index	73,439	(127,181)	(53,742)	118,322	(83,428)	34,894
Calvert Nasdaq 100 Index	31,427	(9,135)	22,292	26,135	(10,947)	15,188
Calvert Russell 2000 Small Cap Index F Class	7,922	(19,578)	(11,656)	10,154	(13,849)	(3,695)
Calvert S&P MidCap 400 Index F Class	6,789	(6,142)	647	6,102	(4,707)	1,395
Calvert SRI Balanced	3,578	(2,057)	1,521	6,399	(3,265)	3,134
Deutsche Capital Growth VIP B	21,255	(44,190)	(22,935)	25,332	(45,535)	(20,203)

Symetra Separate Account C
Notes to Financial Statements

5.	CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2015			2014
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Deutsche CROCI International VIP - Class A1	6,953	(25,468)	(18,515)	4,669	(22,595)	(17,926)
Deutsche Global Growth VIP B Share	335	(4,456)	(4,121)	640	(172)	468
Deutsche Global Income Builder VIP A	10,467	(43,097)	(32,630)	8,334	(51,277)	(42,943)
Deutsche Global Small Cap VIP B	1,057	(4,154)	(3,097)	8,505	(9,551)	(1,046)
Dreyfus Appreciation	8,123	(26,073)	(17,950)	9,765	(39,259)	(29,494)
Dreyfus MidCap Stock	17,284	(82,711)	(65,427)	22,662	(114,529)	(91,867)
Dreyfus Quality Bond	8,415	(36,679)	(28,264)	15,485	(48,106)	(32,621)
Dreyfus Socially Responsible	16,061	(97,694)	(81,633)	28,080	(75,604)	(47,524)
Dreyfus Stock Index	38,483	(130,910)	(92,427)	57,686	(156,836)	(99,150)
Dreyfus Technology Growth	21,348	(48,178)	(26,830)	24,496	(71,417)	(46,921)
Federated High Income Bond	1,210	(12,423)	(11,213)	3,084	(19,565)	(16,481)
Federated Managed Volatility II	444	(3,858)	(3,414)	548	(7,163)	(6,615)
Fidelity Asset Manager	434	(5,087)	(4,653)	802	(6,299)	(5,497)
Fidelity Contrafund	87,628	(228,310)	(140,682)	142,651	(283,597)	(140,946)
Fidelity Equity-Income	23,518	(71,298)	(47,780)	32,256	(70,166)	(37,910)
Fidelity Freedom Funds 2010 II	650	(1,985)	(1,335)	2,176	(647)	1,529
Fidelity Freedom Funds 2015 II	274	(5,405)	(5,131)	3,329	(13,875)	(10,546)
Fidelity Freedom Funds 2020 II	8,091	(53,239)	(45,148)	10,761	(69,594)	(58,833)
Fidelity Freedom Funds 2025 II	18,219	(816)	17,403	18,541	(1,120)	17,421
Fidelity Freedom Funds 2030 II	13,179	(1,122)	12,057	32,699	(4,234)	28,465
Fidelity Freedom Income Fund II	2,200	(678)	1,522	672	(1,914)	(1,242)
Fidelity Government Money Market Portfolio - Service Class II1	288,592	(401,747)	(113,155)	563,623	(439,693)	123,930
Fidelity Growth	31,276	(152,208)	(120,932)	57,982	(182,305)	(124,323)
Fidelity Growth & Income	25,042	(80,827)	(55,785)	33,068	(75,197)	(42,129)
Fidelity Growth Opportunities	5,164	(32,864)	(27,700)	4,874	(28,764)	(23,890)
Fidelity Mid Cap II	25,584	(77,122)	(51,538)	32,544	(102,568)	(70,024)
Fidelity Overseas II	5,417	(6,661)	(1,244)	9,172	(5,374)	3,798
Franklin Flex Cap Growth VIP Fund - Class 2	2,484	(1,486)	998	4,850	(10,466)	(5,616)
Franklin Founding Funds Allocation VIP Fund - Class 2	12,709	(5,533)	7,176	13,853	(11,288)	2,565
Franklin Income VIP Fund - Class 2	76,845	(94,852)	(18,007)	82,963	(106,836)	(23,873)
Franklin Mutual Shares VIP Fund - Class 2	34,128	(75,216)	(41,088)	37,885	(70,282)	(32,397)
Franklin Small Cap Value VIP Fund - Class 2	48,176	(109,528)	(61,352)	79,299	(102,431)	(23,132)
Franklin Small-Mid Cap Growth VIP Fund - Class 2	13,165	(53,400)	(40,235)	19,040	(51,968)	(32,928)
Franklin U.S. Government Securities VIP Fund - Class 2	48,199	(180,018)	(131,819)	84,496	(130,695)	(46,199)
Ibbotson Aggressive Growth Class II	20,962	(22,945)	(1,983)	27,089	(36,899)	(9,810)
Ibbotson Balanced Class II	83,067	(101,936)	(18,869)	108,853	(103,709)	5,144
Ibbotson Conservative Class II	2,194	(10,620)	(8,426)	4,803	(9,235)	(4,432)
Ibbotson Growth Class II	55,021	(63,057)	(8,036)	73,399	(76,981)	(3,582)
Ibbotson Income and Growth Class II	11,128	(24,482)	(13,354)	21,862	(14,033)	7,829
Invesco American Franchise Fund I	10,705	(55,686)	(44,981)	15,524	(59,882)	(44,358)
Invesco American Franchise Fund II	19,749	(19,428)	321	19,215	(15,809)	3,406
Invesco Global Health Care	191	(2,510)	(2,319)	284	(2,317)	(2,033)
Invesco Global Real Estate	4,843	(28,167)	(23,324)	10,988	(34,123)	(23,135)
Invesco International Growth I	2,406	(13,123)	(10,717)	3,516	(13,151)	(9,635)
Invesco International Growth II	133,151	(264,969)	(131,818)	237,681	(196,932)	40,749
Invesco Mid Cap Growth Fund I	53	(1,396)	(1,343)	102	(571)	(469)

Symetra Separate Account C
Notes to Financial Statements

5.	CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2015			2014
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Invesco Mid Cap Growth Fund II	2,019	(11,944)	(9,925)	5,990	(14,264)	(8,274)
Invesco Small Cap Equity II	5,189	(4,341)	848	5,552	(7,405)	(1,853)
JP Morgan Insurance Trust Mid Cap Value I	23,664	(50,130)	(26,466)	31,502	(59,230)	(27,728)
JP Morgan Insurance Trust U.S. Equity I	4,189	(31,400)	(27,211)	4,965	(19,245)	(14,280)
Neuberger Berman AMT Guardian Class S	976	(527)	449	1,963	(285)	1,678
Neuberger Berman AMT Mid Cap Growth Class S	12,544	(13,344)	(800)	6,061	(12,721)	(6,660)
Neuberger Berman AMT Mid Cap Intrinsic Value Class S	2,572	(2,616)	(44)	2,624	(1,866)	758
PIMCO All Asset Portfolio Advisor	2,849	(10,056)	(7,207)	3,639	(12,304)	(8,665)
PIMCO CommodityRealReturn Strat. Administrative Class	122,390	(116,340)	6,050	93,910	(115,840)	(21,930)
Pioneer Bond VCT Class I	967	(10,562)	(9,595)	2,460	(10,433)	(7,973)
Pioneer Emerging Markets VCT Class II	38,154	(50,255)	(12,101)	33,851	(34,613)	(762)
Pioneer Equity Income VCT Class II	59,033	(140,021)	(80,988)	93,840	(110,990)	(17,150)
Pioneer Fund VCT Class I	7,376	(58,465)	(51,089)	9,756	(79,127)	(69,371)
Pioneer High Yield VCT Class II	19,703	(41,454)	(21,751)	62,944	(61,362)	1,582
Pioneer Mid Cap Value VCT Class I	3,096	(28,192)	(25,096)	3,009	(41,423)	(38,414)
Pioneer Real Estate VCT Class II	33,780	(98,261)	(64,481)	60,708	(73,334)	(12,626)
Pioneer Select Mid Cap Growth VCT Class I	6,134	(67,297)	(61,163)	8,074	(74,773)	(66,699)
Pioneer Strategic Income VCT Class II	80,334	(108,151)	(27,817)	106,659	(131,593)	(24,934)
Templeton Developing Markets VIP Fund - Class 2	8,132	(25,245)	(17,113)	12,497	(41,570)	(29,073)
Templeton Global Bond VIP Fund - Class 2	40,423	(106,960)	(66,537)	63,443	(120,699)	(57,256)
Templeton Growth VIP Fund - Class 2	35,221	(70,065)	(34,844)	63,086	(55,879)	7,207
Voya Global Resources Portfolio Service[1]	70	(25,542)	(25,472)	355	(6,113)	(5,758)
Voya Global Value Advantage Portfolio[1]	29,958	(7,921)	22,037	—	—	—
VY JPMorgan Emerging Markets Equity Portfolio Initial	566	(9,252)	(8,686)	458	(14,014)	(13,556)
Wanger USA	44	(1,113)	(1,069)	38	(176)	(138)
Spinnaker Advisor
American Century Balanced	2,441	(8,113)	(5,672)	4,693	(11,757)	(7,064)
American Century Inflation Protection II	3,392	(24,833)	(21,441)	3,084	(28,755)	(25,671)
American Century International	2,995	(3,008)	(13)	14,425	(18,044)	(3,619)
American Century Large Company Value II	221	(89)	132	451	(1,050)	(599)
American Century Ultra I	—	(23)	(23)	—	(74)	(74)
American Century Ultra II	96	—	96	5	(290)	(285)
American Century Value	676	(2,148)	(1,472)	1,461	(4,854)	(3,393)
Calvert EAFE International Index F Class	1,625	(261)	1,364	415	(260)	155
Calvert Investment Grade Bond Index	1,888	(3,643)	(1,755)	1,908	(19,457)	(17,549)
Calvert Nasdaq 100 Index	3,998	(953)	3,045	5,795	(7,917)	(2,122)
Calvert Russell 2000 Small Cap Index F Class	3,690	(4,993)	(1,303)	1,960	(5,412)	(3,452)
Calvert S&P MidCap 400 Index F Class	1,337	(387)	950	867	(1,504)	(637)
Calvert SRI Balanced	—	(203)	(203)	—	—	—
Deutsche Capital Growth VIP B	341	(2,410)	(2,069)	361	(5,059)	(4,698)
Deutsche CROCI International VIP - Class A1	16	(855)	(839)	101	(133)	(32)
Deutsche Global Income Builder VIP A	2,225	(14,626)	(12,401)	1,747	(18,934)	(17,187)
Deutsche Global Small Cap VIP B	182	(890)	(708)	5,537	(124)	5,413
Dreyfus Appreciation	190	(4,992)	(4,802)	890	(13,915)	(13,025)
Dreyfus MidCap Stock	2,980	(17,842)	(14,862)	4,613	(26,726)	(22,113)
Dreyfus Quality Bond	719	(6,793)	(6,074)	929	(6,613)	(5,684)

Symetra Separate Account C
Notes to Financial Statements

5.	CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2015			2014
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Dreyfus Socially Responsible	527	(2,209)	(1,682)	459	(7,294)	(6,835)
Dreyfus Stock Index	9,449	(21,815)	(12,366)	8,645	(16,546)	(7,901)
Dreyfus Technology Growth	1,013	(6,134)	(5,121)	4,053	(34,819)	(30,766)
Federated High Income Bond	17	(467)	(450)	17	(4,824)	(4,807)
Federated Managed Volatility II	—	(37)	(37)	—	(38)	(38)
Fidelity Asset Manager	—	—	—	—	(1,501)	(1,501)
Fidelity Contrafund	4,481	(5,301)	(820)	8,356	(19,202)	(10,846)
Fidelity Equity-Income	3,256	(9,326)	(6,070)	2,443	(7,982)	(5,539)
Fidelity Freedom Funds 2010 II	—	(122)	(122)	—	(119)	(119)
Fidelity Freedom Funds 2015 II	1,068	—	1,068	1,086	(4,312)	(3,226)
Fidelity Freedom Funds 2020 II	1,608	—	1,608	1,714	(1,083)	631
Fidelity Freedom Funds 2025 II	—	—	—	343	—	343
Fidelity Freedom Funds 2030 II	—	(862)	(862)	—	—	—
Fidelity Government Money Market Portfolio - Service Class II1	20,813	(41,389)	(20,576)	30,138	(83,860)	(53,722)
Fidelity Growth	2,654	(29,088)	(26,434)	6,788	(47,807)	(41,019)
Fidelity Growth & Income	1,718	(12,914)	(11,196)	1,410	(12,941)	(11,531)
Fidelity Growth Opportunities	120	(118)	2	292	(10,621)	(10,329)
Fidelity Mid Cap II	2,165	(3,590)	(1,425)	13,272	(13,705)	(433)
Fidelity Overseas II	158	(179)	(21)	106	(122)	(16)
Franklin Flex Cap Growth VIP Fund - Class 2	3	(729)	(726)	82	(190)	(108)
Franklin Income VIP Fund - Class 2	1,659	(3,107)	(1,448)	2,809	(3,617)	(808)
Franklin Mutual Shares VIP Fund - Class 2	147	(1,991)	(1,844)	184	(4,654)	(4,470)
Franklin Small Cap Value VIP Fund - Class 2	2,127	(3,845)	(1,718)	2,808	(6,127)	(3,319)
Franklin Small-Mid Cap Growth VIP Fund - Class 2	352	(2,594)	(2,242)	456	(4,559)	(4,103)
Franklin U.S. Government Securities VIP Fund - Class 2	17,979	(38,993)	(21,014)	7,144	(51,141)	(43,997)
Ibbotson Aggressive Growth Class II	—	(213)	(213)	2	—	2
Ibbotson Balanced Class II	3,581	(2,723)	858	336	(3,269)	(2,933)
Ibbotson Conservative Class II	—	(121)	(121)	—	(44,496)	(44,496)
Ibbotson Growth Class II	331	(2,714)	(2,383)	438	(74)	364
Ibbotson Income and Growth Class II	2,257	(902)	1,355	2,247	(329)	1,918
Invesco American Franchise Fund I	37	(1,701)	(1,664)	35	(586)	(551)
Invesco American Franchise Fund II	14	(66)	(52)	311	(1,409)	(1,098)
Invesco Global Health Care	22	(168)	(146)	36	(193)	(157)
Invesco Global Real Estate	1,119	(3,120)	(2,001)	2,061	(5,313)	(3,252)
Invesco International Growth I	176	(566)	(390)	384	(492)	(108)
Invesco International Growth II	1,997	(8,258)	(6,261)	3,189	(18,794)	(15,605)
Invesco Mid Cap Growth Fund I	232	(448)	(216)	232	—	232
Invesco Mid Cap Growth Fund II	10	(63)	(53)	9	(323)	(314)
Invesco Small Cap Equity II	157	(614)	(457)	194	(198)	(4)
JP Morgan Insurance Trust Mid Cap Value I	590	(1,500)	(910)	1,192	(3,362)	(2,170)
JP Morgan Insurance Trust U.S. Equity I	535	(18,593)	(18,058)	4,975	(27,186)	(22,211)
Neuberger Berman AMT Guardian Class S	42	(263)	(221)	—	(61,467)	(61,467)
Neuberger Berman AMT Mid Cap Growth Class S	76	(686)	(610)	197	(3,355)	(3,158)
Neuberger Berman AMT Mid Cap Intrinsic Value Class S	39	(254)	(215)	—	(8)	(8)
PIMCO All Asset Portfolio Advisor	258	(726)	(468)	204	(308)	(104)

Symetra Separate Account C
Notes to Financial Statements

5.	CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2015			2014
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
PIMCO CommodityRealReturn Strat. Administrative Class	9,187	(11,820)	(2,633)	20,338	(11,840)	8,498
Pioneer Bond VCT Class I	203	(7,843)	(7,640)	684	(9,807)	(9,123)
Pioneer Emerging Markets VCT Class II	1,157	(722)	435	1,612	(6,087)	(4,475)
Pioneer Equity Income VCT Class II	1,951	(5,665)	(3,714)	2,877	(10,932)	(8,055)
Pioneer Fund VCT Class I	104	(3,349)	(3,245)	107	(2,184)	(2,077)
Pioneer High Yield VCT Class II	8,626	(3,175)	5,451	24,123	(4,748)	19,375
Pioneer Mid Cap Value VCT Class I	—	(233)	(233)	149	(9,227)	(9,078)
Pioneer Real Estate VCT Class II	1,992	(6,198)	(4,206)	63,092	(3,949)	59,143
Pioneer Select Mid Cap Growth VCT Class I	198	(14,715)	(14,517)	802	(15,775)	(14,973)
Pioneer Strategic Income VCT Class II	4,154	(6,859)	(2,705)	15,460	(29,234)	(13,774)
Templeton Developing Markets VIP Fund - Class 2	1,148	(1,451)	(303)	814	(2,829)	(2,015)
Templeton Global Bond VIP Fund - Class 2	2,287	(7,092)	(4,805)	6,526	(13,225)	(6,699)
Templeton Growth VIP Fund - Class 2	106	(1,722)	(1,616)	250	(3,010)	(2,760)
Voya Global Resources Portfolio Service[1]	—	(521)	(521)	—	—	—
Voya Global Value Advantage Portfolio[1]	521	—	521	—	—	—
Spinnaker Choice
American Century Balanced	19	(113)	(94)	6	(327)	(321)
American Century Inflation Protection II	118	(230)	(112)	127	(196)	(69)
American Century International	20	(316)	(296)	21	(263)	(242)
American Century Value	2	(23)	(21)	—	(15)	(15)
Dreyfus MidCap Stock	2	(59)	(57)	3	(206)	(203)
Dreyfus Socially Responsible	30	(51)	(21)	4	(101)	(97)
Dreyfus Stock Index	25	(177)	(152)	576	(1,096)	(520)
Fidelity Contrafund	49	(1,965)	(1,916)	1,042	(2,315)	(1,273)
Fidelity Equity-Income	21	(99)	(78)	6	(763)	(757)
Fidelity Government Money Market Portfolio - Service Class II1	66	(295)	(229)	500	(359)	141
Fidelity Growth	—	(21)	(21)	2	(97)	(95)
Fidelity Growth & Income	1	(2)	(1)	2	(3)	(1)
Fidelity Mid Cap II	4	(790)	(786)	1,147	(73)	1,074
Franklin Flex Cap Growth VIP Fund - Class 2	3	(6)	(3)	558	(558)	—
Franklin Income VIP Fund - Class 2	25	(10)	15	1,165	(1,146)	19
Franklin Mutual Shares VIP Fund - Class 2	23	(917)	(894)	1,084	(1,089)	(5)
Franklin Small Cap Value VIP Fund - Class 2	7	(50)	(43)	13	(143)	(130)
Franklin Small-Mid Cap Growth VIP Fund - Class 2	18	(16)	2	20	(166)	(146)
Franklin U.S. Government Securities VIP Fund - Class 2	42	(312)	(270)	552	(435)	117
Invesco American Franchise Fund II	—	(693)	(693)	5	(20)	(15)
Invesco Global Real Estate	—	(23)	(23)	28	(112)	(84)
Invesco International Growth I	2	(106)	(104)	9	(257)	(248)
Invesco International Growth II	134	(139)	(5)	133	(143)	(10)
Invesco Mid Cap Growth Fund II	—	—	—	—	(40)	(40)
JP Morgan Insurance Trust Mid Cap Value I	—	(489)	(489)	—	(53)	(53)
PIMCO CommodityRealReturn Strat. Administrative Class	146	(2,320)	(2,174)	143	(1,940)	(1,797)
Pioneer Emerging Markets VCT Class II	—	(477)	(477)	—	(128)	(128)
Pioneer Equity Income VCT Class II	14	(58)	(44)	18	(69)	(51)
Pioneer High Yield VCT Class II	100	(106)	(6)	664	(722)	(58)

Symetra Separate Account C
Notes to Financial Statements

5.	CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2015			2014
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Pioneer Real Estate VCT Class II	22	(373)	(351)	5	(284)	(279)
Pioneer Strategic Income VCT Class II	727	(2,249)	(1,522)	42	(594)	(552)
Templeton Developing Markets VIP Fund - Class 2	5	(256)	(251)	5	(174)	(169)
Templeton Global Bond VIP Fund - Class 2	64	(2,588)	(2,524)	473	(1,976)	(1,503)
Spinnaker Choice with GMDB
American Century Ultra I	—	(172)	(172)	1	(409)	(408)
Fidelity Growth	—	(169)	(169)	1	(398)	(397)
Invesco Global Real Estate	—	(54)	(54)	—	(126)	(126)
Invesco International Growth II	—	(170)	(170)	1	(405)	(404)
Templeton Global Bond VIP Fund - Class 2	—	(83)	(83)	—	(199)	(199)
Spinnaker with EEB
Deutsche Capital Growth VIP B	614	(614)	—	—	—	—
Fidelity Government Money Market Portfolio - Service Class II1	—	(6)	(6)	—	(6)	(6)
Spinnaker with GMDB
American Century International	—	(15)	(15)	2	—	2
American Century Large Company Value II	2	—	2	2	—	2
Dreyfus Stock Index	27	(48)	(21)	32	(30)	2
Fidelity Contrafund	1	(1)	—	1	(1)	—
Fidelity Equity-Income	—	(41)	(41)	2	—	2
Fidelity Government Money Market Portfolio - Service Class II1	—	(3)	(3)	44	(3)	41
Fidelity Growth & Income	—	(44)	(44)	3	—	3
Fidelity Mid Cap II	2	(42)	(40)	4	—	4
Franklin Income VIP Fund - Class 2	2	—	2	2	(2)	—
Franklin Small Cap Value VIP Fund - Class 2	2	—	2	2	—	2
Invesco International Growth II	49	(2)	47	48	(42)	6
JP Morgan Insurance Trust Mid Cap Value I	1	(17)	(16)	3	—	3
Pioneer Emerging Markets VCT Class II	3	—	3	2	—	2
Pioneer Equity Income VCT Class II	2	—	2	2	—	2
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES

The following table summarizes the Unit values and Units outstanding for sub-accounts by variable annuity contracts, net investment income ratios, and expense ratios, excluding expenses of the underlying Mutual Funds, and total returns for each of the five years in the period ended December 31, 2015.

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
American Century Balanced
Spinnaker & Mainsail
2015	$18.236	488,993	$8,917,376	1.73%	1.40%	(3.93)%
2014	18.982	530,453	10,069,004	1.53	1.40	8.33
2013	17.523	587,403	10,292,995	1.59	1.40	15.79
2012	15.133	606,674	9,180,633	2.06	1.40	10.24
2011	13.727	639,154	8,773,696	1.89	1.40	3.87
Spinnaker Advisor
2015	15.637	90,770	1,419,352	1.73	1.45	(3.97)
2014	16.284	96,442	1,570,480	1.53	1.45	8.27
2013	15.040	103,506	1,556,736	1.56	1.45	15.74
2012	12.995	134,605	1,749,187	2.03	1.45	10.19
2011	11.793	149,101	1,758,484	1.89	1.45	3.81
Spinnaker Choice
2015	16.687	1,258	21,001	1.73	1.55	(4.07)
2014	17.395	1,352	23,522	1.53	1.55	8.16
2013	16.082	1,673	26,897	1.55	1.55	15.61
2012	13.910	2,352	32,717	2.00	1.55	10.08
2011	12.636	3,077	38,885	1.85	1.55	3.72
Spinnaker with EEB
2015	17.920	456	8,169	1.73	1.55	(4.07)
2014	18.680	456	8,515	1.54	1.55	8.16
2013	17.271	456	7,872	1.59	1.55	15.63
2012	14.937	456	6,808	2.08	1.55	10.07
2011	13.570	456	6,182	1.91	1.55	3.72
Spinnaker with GMDB
2015	17.815	29	512	1.73	1.60	(4.12)
2014	18.581	29	533	1.97	1.60	8.11
2013	17.187	29	483	1.69	1.60	15.57
2012	14.872	29	412	2.17	1.60	10.02
2011	13.518	29	368	1.91	1.60	3.67
American Century Inflation Protection II
Spinnaker & Mainsail
2015	12.132	390,898	4,742,245	2.09	1.40	(3.82)
2014	12.614	454,593	5,734,266	1.30	1.40	1.87
2013	12.383	455,428	5,639,699	1.62	1.40	(9.75)
2012	13.721	415,398	5,699,837	2.45	1.40	5.89
2011	12.958	387,166	5,016,259	4.08	1.40	10.20
Spinnaker Advisor
2015	12.067	55,596	670,890	2.20	1.45	(3.87)
2014	12.553	77,037	967,057	1.28	1.45	1.81

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
American Century Inflation Protection II (continued)
2013	$12.330	102,708	$1,266,352	1.73%	1.45%	(9.80)%
2012	13.669	151,488	2,070,661	2.60	1.45	5.84
2011	12.915	100,066	1,291,916	4.00	1.45	10.14
Spinnaker Choice
2015	11.939	3,431	40,955	1.94	1.55	(3.97)
2014	12.432	3,543	44,043	1.30	1.55	1.71
2013	12.223	3,612	44,154	1.61	1.55	(9.89)
2012	13.564	3,398	46,086	2.41	1.55	5.73
2011	12.829	3,451	44,265	3.58	1.55	10.03
American Century International
Spinnaker & Mainsail
2015	12.423	737,558	9,162,482	0.39	1.40	(0.64)
2014	12.503	857,938	10,726,885	1.66	1.40	(6.82)
2013	13.418	769,605	10,326,800	1.69	1.40	20.71
2012	11.116	832,335	9,252,393	0.85	1.40	19.48
2011	9.304	917,963	8,541,282	1.40	1.40	(13.27)
Spinnaker Advisor
2015	10.004	89,851	898,843	0.37	1.45	(0.68)
2014	10.073	89,864	905,244	1.62	1.45	(6.87)
2013	10.816	93,483	1,011,133	1.64	1.45	20.65
2012	8.965	100,627	902,120	0.84	1.45	19.41
2011	7.508	115,581	867,753	1.43	1.45	(13.30)
Spinnaker Choice
2015	16.407	4,959	81,372	0.37	1.55	(0.79)
2014	16.538	5,255	86,915	1.70	1.55	(6.96)
2013	17.776	5,497	97,716	1.48	1.55	20.53
2012	14.748	5,046	74,417	0.87	1.55	19.29
2011	12.363	5,681	70,230	1.38	1.55	(13.39)
Spinnaker with EEB
2015	12.207	999	12,196	0.37	1.55	(0.79)
2014	12.304	999	12,293	1.66	1.55	(6.96)
2013	13.225	999	13,212	1.67	1.55	20.53
2012	10.972	999	10,962	0.83	1.55	19.29
2011	9.198	999	9,191	1.39	1.55	(13.39)
Spinnaker with GMDB
2015	12.136	—	—	0.52	1.60	(0.84)
2014	12.239	15	174	1.61	1.60	(7.01)
2013	13.161	13	169	1.61	1.60	20.47
2012	10.925	12	122	0.79	1.60	19.23
2011	9.163	10	84	1.32	1.60	(13.43)
American Century International II1
Passport Group Tier II
2015	12.818	—	—	0.00	1.25	(0.74)
2014	12.914	—	—	0.00	1.25	(6.83)

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
American Century International II1 (continued)
2013	$13.860	72	$994	1.53%	1.25%	20.73%
2012	11.480	72	823	0.54	1.25	19.51
2011	9.606	42	406	1.12	1.25	(13.28)
American Century Large Company Value II
Spinnaker & Mainsail
2015	15.466	25,491	394,257	1.36	1.40	(5.39)
2014	16.347	24,622	402,497	1.29	1.40	11.20
2013	14.700	25,576	375,975	1.33	1.40	29.22
2012	11.376	27,095	308,241	1.71	1.40	14.75
2011	9.914	28,802	285,537	1.48	1.40	(0.55)
Spinnaker Advisor
2015	15.384	12,943	199,108	1.35	1.45	(5.43)
2014	16.268	12,811	208,418	1.30	1.45	11.14
2013	14.637	13,410	196,269	1.38	1.45	29.15
2012	11.333	10,898	123,502	1.69	1.45	14.69
2011	9.881	10,681	105,544	1.44	1.45	(0.59)
Spinnaker with GMDB
2015	15.140	55	821	1.36	1.60	(5.58)
2014	16.034	53	820	1.31	1.60	10.98
2013	14.447	51	696	1.36	1.60	28.96
2012	11.203	48	500	1.74	1.60	14.53
2011	9.782	45	400	1.49	1.60	(0.75)
American Century Ultra I
Spinnaker & Mainsail
2015	22.300	15,413	343,712	0.46	1.40	4.79
2014	21.280	19,330	411,340	0.40	1.40	8.47
2013	19.619	22,495	441,321	0.54	1.40	35.17
2012	14.514	25,175	365,398	0.00	1.40	12.34
2011	12.920	30,531	394,487	0.00	1.40	(0.34)
Spinnaker Advisor
2015	22.159	2,197	48,675	0.44	1.45	4.74
2014	21.156	2,220	46,962	0.37	1.45	8.41
2013	19.515	2,294	44,774	0.52	1.45	35.11
2012	14.444	2,352	33,980	0.00	1.45	12.28
2011	12.864	2,435	31,320	0.00	1.45	(0.39)
Spinnaker Choice
2015	18.083	187	3,384	0.43	1.55	4.64
2014	17.281	187	3,232	0.37	1.55	8.30
2013	15.956	187	2,983	0.52	1.55	34.97
2012	11.822	187	2,211	0.00	1.55	12.16
2011	10.540	187	1,971	0.00	1.55	(0.48)
Spinnaker Choice with GMDB
2015	17.665	—	—	0.00	1.75	4.43
2014	16.916	172	2,915	0.46	1.75	8.08

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
American Century Ultra I (continued)
2013	$15.651	580	$9,074	0.45%	1.75%	34.70%
2012	11.619	578	6,721	0.00	1.75	11.95
2011	10.379	576	5,983	0.46	1.75	(0.69)
Spinnaker with EEB
2015	21.913	195	4,283	0.43	1.55	4.64
2014	20.942	195	4,093	0.37	1.55	8.31
2013	19.336	195	3,779	0.52	1.55	34.96
2012	14.327	195	2,799	0.00	1.55	12.18
2011	12.772	195	2,495	0.00	1.55	(0.49)
American Century Ultra II
Spinnaker & Mainsail
2015	18.030	25,326	456,640	0.26	1.40	4.58
2014	17.241	18,512	319,174	0.20	1.40	8.30
2013	15.919	11,501	183,092	0.36	1.40	35.01
2012	11.791	11,849	139,707	0.00	1.40	12.20
2011	10.509	15,598	163,897	0.00	1.40	(0.54)
Spinnaker Advisor
2015	17.951	417	7,487	0.24	1.45	4.52
2014	17.174	321	5,509	0.24	1.45	8.25
2013	15.865	606	9,609	0.39	1.45	34.94
2012	11.757	599	7,044	0.00	1.45	12.14
2011	10.484	526	5,536	0.00	1.45	(0.59)
American Century Value
Spinnaker & Mainsail
2015	20.849	180,202	3,756,968	2.11	1.40	(5.22)
2014	21.997	214,460	4,717,483	1.54	1.40	11.51
2013	19.727	247,840	4,889,105	1.65	1.40	29.89
2012	15.187	253,833	3,854,866	1.92	1.40	12.98
2011	13.442	289,140	3,886,739	2.02	1.40	(0.39)
Spinnaker Advisor
2015	20.707	9,842	203,804	2.13	1.45	(5.27)
2014	21.858	11,314	247,309	1.54	1.45	11.45
2013	19.612	14,707	288,427	1.65	1.45	29.83
2012	15.106	15,987	241,493	1.85	1.45	12.93
2011	13.377	22,795	304,943	2.01	1.45	(0.44)
Spinnaker Choice
2015	17.957	523	9,412	2.13	1.55	(5.36)
2014	18.974	544	10,329	1.54	1.55	11.34
2013	17.041	559	9,519	1.50	1.55	29.70
2012	13.139	1,054	13,853	1.93	1.55	12.81
2011	11.647	1,074	12,508	2.04	1.55	(0.54)
American Funds The Investment Company of America[1]
Passport Group Tier II
2015	17.152	—	—	0.00	1.25	(2.73)

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
American Funds The Investment Company of America[1] (continued)
2014	$17.633	—	$—	0.01%	1.25%	10.63%
2013	15.939	34	539	1.78	1.25	30.72
2012	12.193	34	410	1.72	1.25	14.17
2011	10.680	600	6,413	2.10	1.25	6.11
American Funds Washington Mutual Investors[1]
Passport Group Tier II
2015	18.559	—	—	0.00	1.25	(1.47)
2014	18.836	—	—	0.06	1.25	9.77
2013	17.159	25	446	2.37	1.25	30.20
2012	13.179	25	335	2.05	1.25	11.08
2011	11.864	454	5,383	2.49	1.25	5.67
Calvert EAFE International Index F Class
Spinnaker & Mainsail
2015	8.178	15,962	130,529	0.03	1.40	(3.21)
2014	8.449	16,899	142,778	2.20	1.40	(7.92)
2013	9.176	14,427	132,397	2.50	1.40	18.80
2012	7.724	8,777	67,798	5.55	1.40	15.42
2011	6.692	3,708	24,839	2.16	1.40	(14.12)
Spinnaker Advisor
2015	8.147	14,058	114,525	0.03	1.45	(3.25)
2014	8.421	12,694	106,901	2.07	1.45	(7.97)
2013	9.150	12,539	114,731	2.08	1.45	18.74
2012	7.706	12,923	99,589	4.84	1.45	15.36
2011	6.680	14,996	100,129	1.84	1.45	(14.15)
Calvert Investment Grade Bond Index
Spinnaker & Mainsail
2015	12.094	342,037	4,136,769	0.14	1.40	(1.35)
2014	12.260	395,779	4,852,327	2.60	1.40	4.46
2013	11.736	360,885	4,235,514	2.59	1.40	(4.16)
2012	12.245	280,370	3,433,030	2.51	1.40	2.38
2011	11.960	205,573	2,458,608	2.63	1.40	6.89
Spinnaker Advisor
2015	12.048	12,738	153,466	0.14	1.45	(1.40)
2014	12.219	14,493	177,098	1.57	1.45	4.41
2013	11.703	32,042	375,001	2.34	1.45	(4.20)
2012	12.216	32,629	398,597	1.94	1.45	2.33
2011	11.938	39,128	467,129	2.43	1.45	6.84
Calvert NASDAQ 100 Index
Spinnaker & Mainsail
2015	22.232	67,351	1,497,318	0.06	1.40	7.56
2014	20.670	45,059	931,348	1.53	1.40	17.02
2013	17.664	29,871	527,660	0.81	1.40	34.16
2012	13.166	42,594	560,806	1.47	1.40	15.98
2011	11.352	9,510	107,959	0.39	1.40	1.58

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
Calvert NASDAQ 100 Index (continued)
Spinnaker Advisor
2015	$22.146	38,065	$843,003	0.06%	1.45%	7.50%
2014	20.601	35,020	721,433	1.13	1.45	16.96
2013	17.614	37,142	654,224	1.11	1.45	34.09
2012	13.136	6,834	89,773	0.53	1.45	15.92
2011	11.332	2,322	26,308	0.10	1.45	1.54
Calvert Russell 2000 Small Cap Index F Class
Spinnaker & Mainsail
2015	14.823	63,114	935,549	0.00	1.40	(6.71)
2014	15.890	74,770	1,188,110	0.33	1.40	2.48
2013	15.505	78,465	1,216,574	0.48	1.40	35.71
2012	11.425	79,870	912,493	0.76	1.40	13.63
2011	10.055	81,327	817,703	0.30	1.40	(6.39)
Spinnaker Advisor
2015	14.766	23,859	352,309	0.00	1.45	(6.76)
2014	15.837	25,162	398,494	0.31	1.45	2.43
2013	15.461	28,614	442,389	0.72	1.45	35.65
2012	11.398	14,867	169,456	0.70	1.45	13.57
2011	10.036	17,985	180,518	0.31	1.45	(6.44)
Calvert S&P MidCap 400 Index F Class
Spinnaker & Mainsail
2015	15.867	36,607	580,854	0.00	1.40	(4.25)
2014	16.571	35,960	595,901	0.62	1.40	7.48
2013	15.418	34,565	532,901	0.49	1.40	30.64
2012	11.802	32,255	380,688	0.51	1.40	15.36
2011	10.231	33,752	345,329	0.45	1.40	(3.82)
Spinnaker Advisor
2015	15.807	18,119	286,399	0.00	1.45	(4.29)
2014	16.516	17,169	283,566	0.60	1.45	7.43
2013	15.374	17,806	273,756	0.63	1.45	30.56
2012	11.775	4,800	56,515	0.65	1.45	15.31
2011	10.212	4,063	41,478	0.51	1.45	(3.87)
Calvert SRI Balanced
Spinnaker & Mainsail
2015	13.787	19,466	268,364	0.12	1.40	(3.55)
2014	14.295	17,945	256,511	1.61	1.40	8.08
2013	13.226	14,811	195,889	1.04	1.40	16.36
2012	11.366	18,146	206,253	1.28	1.40	(2.94)
Spinnaker Advisor
2015	13.734	—	—	0.00	1.45	(3.60)
2014	14.247	203	2,897	1.59	1.45	8.02
2013	13.189	203	2,684	1.80	1.45	16.31
2012	11.340	38	435	0.05	1.45	(2.98)

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
Columbia VP Mid Cap Value Fund - Class 1[1]
Passport Group Tier II
2015	$18.990	205	$3,891	0.00%	1.25%	(6.17)%
2014	20.238	205	4,139	0.00	1.25	10.97
2013	18.238	205	3,730	0.00	1.25	36.16
2012	13.395	205	2,740	0.00	1.25	(17.17)
Deutsche Capital Growth VIP B
Passport Group Tier II
2015	19.811	—	—	0.00	1.25	6.99
2014	18.517	—	—	0.00	1.25	11.27
2013	16.642	58	963	0.92	1.25	32.52
2012	12.558	58	726	1.08	1.25	14.17
2011	10.999	1,013	11,132	0.41	1.25	(5.94)
Spinnaker & Mainsail
2015	16.272	138,972	2,261,302	0.39	1.40	6.83
2014	15.232	161,907	2,466,253	0.31	1.40	11.09
2013	13.711	182,110	2,496,840	0.94	1.40	32.33
2012	10.361	188,869	1,956,861	0.52	1.40	14.01
2011	9.088	201,774	1,833,818	0.41	1.40	(6.09)
Spinnaker Advisor
2015	16.210	7,467	121,032	0.40	1.45	6.77
2014	15.182	9,536	144,771	0.34	1.45	11.04
2013	13.672	14,234	194,608	0.94	1.45	32.26
2012	10.337	15,089	155,976	0.52	1.45	13.94
2011	9.072	15,855	143,838	0.41	1.45	(6.13)
Deutsche CROCI International VIP - Class A1
Spinnaker & Mainsail
2015	15.569	136,976	2,132,591	4.15	1.40	(6.79)
2014	16.704	155,491	2,597,378	1.77	1.40	(13.00)
2013	19.199	173,417	3,329,372	5.30	1.40	18.56
2012	16.194	185,377	3,001,919	2.20	1.40	18.97
2011	13.612	212,572	2,893,634	1.83	1.40	(17.83)
Spinnaker Advisor
2015
2014	7.825	3,169	24,799	1.75	1.45	(13.04)
2013	8.998	3,201	28,804	5.27	1.45	18.50
2012	7.593	4,120	31,284	2.27	1.45	18.90
2011	6.386	7,529	48,086	1.79	1.45	(17.86)
Deutsche Global Growth VIP B Share
Spinnaker & Mainsail
2015	9.434	2,080	19,629	0.58	1.40	(2.92)
2014	9.718	6,201	60,267	0.64	1.40	(1.63)
2013	9.879	5,733	56,637	0.90	1.40	19.93
2012	8.237	6,992	57,591	1.04	1.40	16.52
2011	7.069	6,792	48,011	0.24	1.40	(15.86)

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
Deutsche Global Income Builder VIP A
Spinnaker & Mainsail
2015	$29.190	280,464	$8,186,840	3.10%	1.40%	(2.81)%
2014	30.035	313,094	9,403,797	3.10	1.40	2.39
2013	29.335	356,037	10,444,207	2.07	1.40	15.01
2012	25.507	388,420	9,907,434	1.56	1.40	11.40
2011	22.896	426,173	9,757,874	1.60	1.40	(2.79)
Spinnaker Advisor
2015	12.121	54,961	666,190	3.07	1.45	(2.86)
2014	12.478	67,362	840,558	3.01	1.45	2.34
2013	12.193	84,549	1,030,847	2.03	1.45	14.94
2012	10.608	93,658	993,492	1.59	1.45	11.35
2011	9.527	101,428	966,293	1.62	1.45	(2.84)
Deutsche Global Small Cap VIP B
Spinnaker & Mainsail
2015	12.114	11,530	139,672	0.68	1.40	(0.54)
2014	12.180	14,627	178,152	0.70	1.40	(5.65)
2013	12.910	15,673	202,346	0.33	1.40	33.78
2012	9.650	10,002	96,523	0.52	1.40	13.41
2011	8.509	13,541	115,232	1.42	1.40	(11.34)
Spinnaker Advisor
2015	12.068	8,483	102,370	0.65	1.45	(0.58)
2014	12.139	9,191	111,570	0.46	1.45	(5.71)
2013	12.874	3,778	48,643	0.10	1.45	33.71
2012	9.628	1,005	9,676	0.40	1.45	13.35
2011	8.494	1,002	8,497	1.51	1.45	(11.37)
Deutsche Small Cap Index A Share
Focus Tier I
2015	15.818	1,609	25,347	1.07	1.35	(5.07)
2014	16.662	1,952	32,412	1.02	1.35	3.68
2013	16.070	3,211	51,596	1.75	1.35	36.78
2012	11.749	3,725	43,766	0.88	1.35	14.69
2011	10.244	4,465	45,741	0.65	1.35	(5.69)
Focus Tier I with GMDB
2015	15.511	1,392	21,624	1.03	1.45	(5.97)
2014	16.495	1,394	22,992	1.14	1.45	3.23
2013	15.979	3,806	60,812	1.73	1.45	36.64
2012	11.694	4,256	49,770	0.88	1.45	14.58
2011	10.206	4,259	43,470	0.87	1.45	(5.79)
Focus Tier II
2015	15.879	3,971	62,868	1.05	1.30	(5.02)
2014	16.718	4,263	71,107	1.09	1.30	3.74
2013	16.115	4,928	79,414	1.68	1.30	36.85
2012	11.776	6,221	73,262	0.89	1.30	14.74
2011	10.263	7,065	72,505	0.70	1.30	(5.64)

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
Deutsche Small Cap Index A Share (continue)
Focus Tier II with GMDB
2015	$15.570	1,941	$30,272	1.03%	1.40%	(5.93)%
2014	16.551	1,990	32,932	0.71	1.40	3.29
2013	16.024	1,328	21,282	1.63	1.40	36.71
2012	11.721	1,474	17,277	0.92	1.40	14.63
2011	10.225	1,638	16,749	0.86	1.40	(5.74)
Focus Tier III
2015	16.001	7,103	113,368	1.01	1.20	(4.93)
2014	16.830	6,997	117,525	0.92	1.20	3.84
2013	16.207	6,706	108,683	1.67	1.20	36.99
2012	11.831	6,944	82,153	0.92	1.20	14.86
2011	10.300	6,386	65,782	0.64	1.20	(5.56)
Focus Tier IV
2015	16.124	—	—	0.00	1.10	(4.83)
2014	16.943	—	—	0.00	1.10	3.95
2013	16.299	—	—	1.91	1.10	37.12
2012	11.887	9,897	117,646	0.85	1.10	14.98
2011	10.338	9,154	94,632	0.86	1.10	(5.46)
Focus Tier V
2015	16.249	14,064	227,978	1.02	1.00	(4.73)
2014	17.056	10,873	185,043	0.95	1.00	4.05
2013	16.392	9,119	149,474	0.00	1.00	37.26
2012	11.942	—	—	0.00	1.00	15.09
2011	10.376	—	—	0.00	1.00	(5.36)
Deutsche Small Mid Cap Value VIP Class B1
Passport Group Tier II
2015	17.373	—	—	0.00	1.25	(3.42)
2014	17.989	—	—	0.00	1.25	3.78
2013	17.333	25	429	0.79	1.25	33.02
2012	13.030	25	321	1.70	1.25	11.97
2011	11.637	728	8,478	0.72	1.25	(7.49)
Dreyfus Appreciation
Spinnaker & Mainsail
2015	15.268	214,506	3,274,984	1.69	1.40	(3.82)
2014	15.875	232,456	3,690,181	1.83	1.40	6.59
2013	14.894	261,950	3,901,358	1.94	1.40	19.42
2012	12.472	283,270	3,532,816	3.65	1.40	8.90
2011	11.453	315,220	3,610,545	1.66	1.40	7.50
Spinnaker Advisor
2015	14.513	23,432	340,079	1.67	1.45	(3.87)
2014	15.097	28,234	426,270	1.80	1.45	6.53
2013	14.171	41,259	584,686	1.93	1.45	19.35
2012	11.873	49,091	582,841	3.70	1.45	8.84
2011	10.909	59,893	653,844	1.82	1.45	7.45

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
Dreyfus Appreciation (continued)
Spinnaker Choice
2015	$17.291	—	$—	0.00%	1.55%	(3.97)%
2014	18.006	—	—	0.00	1.55	6.43
2013	16.918	—	—	1.92	1.55	19.24
2012	14.188	366	5,199	3.64	1.55	8.73
2011	13.049	366	4,779	2.31	1.55	7.34
Spinnaker with GMDB
2015	14.915	223	3,347	1.71	1.60	(4.02)
2014	15.540	223	3,467	1.86	1.60	6.38
2013	14.608	223	3,198	1.96	1.60	19.18
2012	12.257	223	2,640	3.64	1.60	8.67
2011	11.279	223	2,383	1.64	1.60	7.29
Dreyfus Midcap Stock
Spinnaker & Mainsail
2015	22.749	440,723	10,025,883	0.62	1.40	(3.64)
2014	23.609	506,150	11,949,969	1.02	1.40	10.53
2013	21.360	598,017	12,773,557	1.38	1.40	33.12
2012	16.046	637,915	10,235,892	0.46	1.40	18.01
2011	13.597	720,881	9,802,488	0.51	1.40	(1.00)
Spinnaker Advisor
2015	20.959	113,271	2,374,112	0.61	1.45	(3.69)
2014	21.763	128,133	2,788,609	1.00	1.45	10.48
2013	19.699	150,246	2,959,775	1.40	1.45	33.05
2012	14.806	185,680	2,749,169	0.46	1.45	17.95
2011	12.553	202,039	2,536,320	0.52	1.45	(1.05)
Spinnaker Choice
2015	20.788	939	19,521	0.60	1.55	(3.79)
2014	21.607	996	21,515	1.06	1.55	10.36
2013	19.578	1,199	23,476	1.46	1.55	32.92
2012	14.729	1,544	22,745	0.49	1.55	17.83
2011	12.500	1,924	24,045	0.58	1.55	(1.15)
Spinnaker with GMDB
2015	22.224	30	606	0.60	1.60	(3.84)
2014	23.111	30	619	0.97	1.60	10.31
2013	20.951	30	552	1.34	1.60	32.85
2012	15.770	30	409	0.45	1.60	17.77
2011	13.390	30	340	0.58	1.60	(1.20)
Dreyfus Quality Bond
Spinnaker & Mainsail
2015	16.794	152,473	2,560,685	2.04	1.40	(3.02)
2014	17.317	180,737	3,129,794	2.12	1.40	3.34
2013	16.758	213,358	3,575,365	2.82	1.40	(2.91)
2012	17.260	230,370	3,976,262	2.98	1.40	5.50
2011	16.360	249,731	4,085,542	3.65	1.40	5.55

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
Dreyfus Quality Bond (continued)
Spinnaker Advisor
2015	$16.179	33,028	$534,367	2.05%	1.45%	(3.06)%
2014	16.690	39,102	652,632	2.12	1.45	3.29
2013	16.159	44,786	723,715	2.83	1.45	(2.96)
2012	16.652	51,690	860,768	2.99	1.45	5.45
2011	15.791	59,953	946,759	3.66	1.45	5.49
Dreyfus Socially Responsible
Spinnaker & Mainsail
2015	10.764	266,177	2,865,032	1.11	1.40	(4.54)
2014	11.276	347,810	3,921,760	1.06	1.40	11.88
2013	10.079	395,334	3,984,437	1.24	1.40	32.48
2012	7.608	434,658	3,306,802	0.78	1.40	10.42
2011	6.890	430,441	2,965,918	0.87	1.40	(0.51)
Spinnaker Advisor
2015	10.089	41,486	418,571	1.05	1.45	(4.59)
2014	10.574	43,168	456,477	1.03	1.45	11.81
2013	9.457	50,003	472,864	1.22	1.45	32.41
2012	7.142	53,070	379,020	0.81	1.45	10.37
2011	6.471	56,440	365,263	0.93	1.45	(0.55)
Spinnaker Choice
2015	18.092	1,212	21,929	1.02	1.55	(4.68)
2014	18.981	1,233	23,400	1.06	1.55	11.71
2013	16.992	1,330	22,601	1.27	1.55	32.27
2012	12.846	1,487	19,099	0.80	1.55	10.26
2011	11.651	1,629	18,963	0.88	1.55	(0.65)
Dreyfus Stock Index
Spinnaker & Mainsail
2015	22.784	514,567	11,723,916	1.55	1.40	(0.53)
2014	22.906	606,994	13,904,061	1.48	1.40	11.53
2013	20.538	706,144	14,502,823	1.61	1.40	29.87
2012	15.814	718,522	11,362,503	1.78	1.40	13.87
2011	13.888	804,234	11,169,592	1.59	1.40	0.21
Spinnaker Advisor
2015	22.640	156,403	3,540,999	1.55	1.45	(0.58)
2014	22.773	168,769	3,843,392	1.50	1.45	11.47
2013	20.429	176,670	3,609,137	1.58	1.45	29.82
2012	15.737	208,767	3,285,456	1.78	1.45	13.81
2011	13.828	228,665	3,162,104	1.54	1.45	0.16
Spinnaker Choice
2015	18.457	2,860	52,793	1.56	1.55	(0.68)
2014	18.584	3,012	55,985	1.50	1.55	11.36
2013	16.688	3,532	58,948	1.59	1.55	29.69
2012	12.868	3,892	50,081	1.79	1.55	13.69
2011	11.318	4,410	49,905	1.59	1.55	0.05

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
Dreyfus Stock Index (continued)
Spinnaker with EEB
2015	$22.389	637	$14,250	1.57%	1.55%	(0.68)%
2014	22.543	637	14,349	1.51	1.55	11.37
2013	20.242	637	12,887	1.61	1.55	29.68
2012	15.609	637	9,937	1.81	1.55	13.69
2011	13.729	637	8,729	1.60	1.55	0.06
Spinnaker with GMDB
2015	22.258	75	1,697	1.43	1.60	(0.74)
2014	22.423	96	2,172	1.55	1.60	11.31
2013	20.144	94	1,896	1.61	1.60	29.61
2012	15.542	172	2,664	1.89	1.60	13.64
2011	13.677	224	3,022	1.66	1.60	0.01
Dreyfus Technology Growth
Spinnaker & Mainsail
2015	7.797	361,884	2,821,733	0.00	1.40	4.67
2014	7.449	388,714	2,895,348	0.00	1.40	5.35
2013	7.071	435,635	3,080,389	0.00	1.40	30.97
2012	5.399	462,043	2,494,788	0.00	1.40	14.00
2011	4.736	560,576	2,654,981	0.00	1.40	(9.06)
Spinnaker Advisor
2015	7.044	90,516	637,602	0.00	1.45	4.63
2014	6.732	95,637	643,858	0.00	1.45	5.29
2013	6.394	126,403	808,260	0.00	1.45	30.89
2012	4.885	144,612	706,458	0.00	1.45	13.95
2011	4.287	189,127	810,813	0.00	1.45	(9.12)
Federated High Income Bond
Spinnaker & Mainsail
2015	24.867	79,618	1,979,777	5.79	1.40	(3.93)
2014	25.883	90,831	2,350,949	6.08	1.40	1.26
2013	25.560	107,312	2,742,905	7.06	1.40	5.50
2012	24.228	112,548	2,726,763	7.55	1.40	13.10
2011	21.422	125,011	2,678,144	8.88	1.40	3.71
Spinnaker Advisor
2015	20.280	7,968	161,610	5.66	1.45	(3.98)
2014	21.120	8,418	177,796	5.83	1.45	1.21
2013	20.867	13,225	275,956	6.02	1.45	5.45
2012	19.789	13,163	260,472	8.15	1.45	13.04
2011	17.506	16,708	292,649	9.18	1.45	3.66
Federated Managed Volatility II
Spinnaker & Mainsail
2015	22.002	35,009	770,290	4.49	1.40	(8.84)
2014	24.136	38,423	927,392	3.42	1.40	2.47
2013	23.555	45,038	1,060,880	3.09	1.40	20.05
2012	19.621	53,729	1,054,233	3.09	1.40	11.97
2011	17.524	68,096	1,193,702	4.15	1.40	3.32

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
Federated Managed Volatility II (continued)
Spinnaker Advisor
2015	$13.077	393	$5,142	4.39%	1.45%	(8.88)%
2014	14.352	430	6,175	3.29	1.45	2.41
2013	14.014	468	6,559	2.90	1.45	19.99
2012	11.679	511	5,963	3.07	1.45	11.91
2011	10.436	601	6,279	5.74	1.45	3.27
Fidelity Asset Manager
Spinnaker & Mainsail
2015	18.174	9,853	179,072	1.27	1.40	(1.25)
2014	18.404	14,506	266,978	1.27	1.40	4.36
2013	17.635	20,003	352,755	1.60	1.40	14.10
2012	15.456	20,805	321,562	1.40	1.40	10.91
2011	13.935	24,135	336,339	1.89	1.40	(3.91)
Spinnaker Advisor
2015	18.059	88	1,608	1.60	1.45	(1.30)
2014	18.297	88	1,621	0.43	1.45	4.31
2013	17.541	1,589	27,880	1.55	1.45	14.04
2012	15.381	1,926	29,625	0.83	1.45	10.85
2011	13.875	4,037	56,015	1.17	1.45	(3.96)
Fidelity Contrafund
Spinnaker & Mainsail
2015	28.811	1,135,864	32,724,842	0.99	1.40	(0.73)
2014	29.022	1,276,546	37,047,915	0.94	1.40	10.39
2013	26.291	1,417,492	37,267,388	1.08	1.40	29.46
2012	20.308	1,486,095	30,179,429	1.34	1.40	14.79
2011	17.691	1,585,800	28,054,719	1.02	1.40	(3.87)
Spinnaker Advisor
2015	28.382	81,033	2,299,908	1.05	1.45	(0.78)
2014	28.605	81,853	2,341,411	0.91	1.45	10.33
2013	25.926	92,699	2,403,332	0.98	1.45	29.40
2012	20.036	121,922	2,442,846	1.26	1.45	14.73
2011	17.463	140,025	2,445,252	1.00	1.45	(3.92)
Spinnaker Choice
2015	22.088	10,901	240,775	0.99	1.55	(0.88)
2014	22.283	12,817	285,613	0.96	1.55	10.22
2013	20.217	14,090	284,857	1.08	1.55	29.27
2012	15.639	14,767	230,950	1.32	1.55	14.62
2011	13.644	16,540	225,679	0.96	1.55	(4.02)
Spinnaker with GMDB
2015	28.146	183	5,158	1.05	1.60	(0.93)
2014	28.409	183	5,199	0.98	1.60	10.17
2013	25.787	183	4,716	1.06	1.60	29.20
2012	19.959	193	3,861	1.38	1.60	14.57
2011	17.421	195	3,382	1.03	1.60	(4.07)

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
Fidelity Contrafund II
Passport Group Tier II
2015	$18.313	213	$3,875	0.81%	1.25%	(0.83)%
2014	18.467	213	3,901	0.75	1.25	10.27
2013	16.747	232	3,893	0.86	1.25	29.32
2012	12.950	232	3,010	0.71	1.25	14.69
2011	11.291	520	5,874	0.94	1.25	(3.99)
Fidelity Equity-Income
Spinnaker & Mainsail
2015	20.895	347,208	7,254,756	3.05	1.40	(5.30)
2014	22.064	394,988	8,714,970	2.79	1.40	7.21
2013	20.581	432,898	8,909,366	2.52	1.40	26.37
2012	16.286	450,282	7,333,507	3.01	1.40	15.67
2011	14.080	509,239	7,170,281	2.52	1.40	(0.42)
Spinnaker Advisor
2015	20.763	43,972	912,965	2.99	1.45	(5.34)
2014	21.935	50,042	1,097,694	2.71	1.45	7.15
2013	20.471	55,581	1,137,804	2.74	1.45	26.30
2012	16.208	52,780	855,442	2.55	1.45	15.61
2011	14.019	69,538	974,874	2.35	1.45	(0.48)
Spinnaker Choice
2015	16.289	1,284	20,914	3.09	1.55	(5.44)
2014	17.226	1,362	23,460	2.60	1.55	7.05
2013	16.092	2,119	34,103	2.52	1.55	26.17
2012	12.754	2,331	29,729	2.90	1.55	15.50
2011	11.042	3,034	33,505	1.45	1.55	(0.58)
Spinnaker with EEB
2015	20.532	284	5,840	3.21	1.55	(5.44)
2014	21.713	284	6,177	2.90	1.55	7.04
2013	20.284	284	5,770	2.56	1.55	26.18
2012	16.076	284	4,573	3.21	1.55	15.50
2011	13.919	284	3,962	2.58	1.55	(0.58)
Spinnaker with GMDB
2015	20.412	—	—	0.11	1.60	(5.49)
2014	21.598	41	770	3.01	1.60	6.99
2013	20.186	39	658	2.72	1.60	26.12
2012	16.006	35	451	3.48	1.60	15.44
2011	13.865	30	319	2.80	1.60	(0.63)
Fidelity Freedom Funds 2010 II
Spinnaker & Mainsail
2015	12.514	1,454	18,200	1.20	1.40	(1.91)
2014	12.758	2,789	35,582	2.90	1.40	2.76
2013	12.415	1,260	15,650	1.29	1.40	11.62
2012	11.123	1,452	16,153	1.35	1.40	10.03
2011	10.109	2,983	30,158	1.10	1.40	(1.81)

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
Fidelity Freedom Funds 2010 II (continued)
Spinnaker Advisor
2015	$12.466	2,546	$31,741	1.52%	1.45%	(1.97)%
2014	12.716	2,668	33,931	1.35	1.45	2.71
2013	12.380	2,787	34,500	0.73	1.45	11.56
2012	11.097	7,968	88,422	1.73	1.45	9.98
2011	10.090	3,008	30,352	1.06	1.45	(1.86)
Fidelity Freedom Funds 2015 II
Spinnaker & Mainsail
2015	12.507	20,111	251,548	1.48	1.40	(1.89)
2014	12.748	25,242	321,800	1.36	1.40	3.00
2013	12.377	35,788	442,936	1.66	1.40	12.52
2012	11.000	27,715	304,863	2.03	1.40	10.34
2011	9.969	22,005	219,357	3.12	1.40	(1.89)
Spinnaker Advisor
2015	12.460	1,567	19,537	2.45	1.45	(1.94)
2014	12.706	499	6,347	0.20	1.45	2.95
2013	12.342	3,725	45,978	1.84	1.45	12.47
2012	10.974	2,510	27,545	1.49	1.45	10.29
2011	9.950	5,630	56,022	3.17	1.45	(1.95)
Fidelity Freedom Funds 2020 II		.
Spinnaker & Mainsail
2015	12.380	40,664	503,416	0.96	1.40	(1.84)
2014	12.612	85,812	1,082,273	1.03	1.40	3.14
2013	12.228	144,645	1,768,730	1.69	1.40	14.02
2012	10.724	133,085	1,427,175	2.58	1.40	11.50
2011	9.618	66,388	638,544	1.92	1.40	(2.61)
Spinnaker Advisor
2015	12.332	9,009	111,112	1.72	1.45	(1.89)
2014	12.570	7,401	93,037	1.44	1.45	3.09
2013	12.193	6,770	82,553	1.93	1.45	13.96
2012	10.699	3,627	38,800	1.42	1.45	11.44
2011	9.601	1,056	10,130	1.95	1.45	(2.66)
Fidelity Freedom Funds 2025 II
Passport Group Tier II
2015	15.120	—	—	0.00	1.25	(1.74)
2014	15.388	—	—	0.00	1.25	3.55
2013	14.860	—	—	0.00	1.25	18.23
2012	12.569	1,473	18,508	2.17	1.25	13.37
2011	11.087	722	8,002	3.40	1.25	(3.56)
Spinnaker & Mainsail
2015	12.869	66,386	854,321	1.84	1.40	(1.89)
2014	13.117	48,983	642,493	1.90	1.40	3.40
2013	12.686	31,562	400,387	1.88	1.40	18.05
2012	10.746	25,359	272,506	1.79	1.40	13.20
2011	9.493	21,069	200,010	2.03	1.40	(3.70)

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
Fidelity Freedom Funds 2025 II (continued)
Spinnaker Advisor
2015	$12.820	11,069	$141,900	1.61%	1.45%	(1.94)%
2014	13.073	11,069	144,703	1.45	1.45	3.34
2013	12.650	10,726	135,686	1.66	1.45	17.99
2012	10.721	10,726	114,996	1.00	1.45	13.14
2011	9.476	21,720	205,816	2.02	1.45	(3.75)
Fidelity Freedom Funds 2030 II
Spinnaker & Mainsail
2015	12.524	78,353	981,311	1.62	1.40	(1.92)
2014	12.769	66,296	846,502	2.21	1.40	3.29
2013	12.362	37,831	467,674	1.68	1.40	19.72
2012	10.326	34,414	355,350	2.09	1.40	13.57
2011	9.092	29,526	268,439	2.08	1.40	(4.17)
Spinnaker Advisor
2015	12.476	—	—	0.00	1.45	(1.96)
2014	12.726	862	10,975	1.36	1.45	3.24
2013	12.327	862	10,630	0.17	1.45	19.66
2012	10.302	15,532	160,011	1.40	1.45	13.52
2011	9.075	28,120	255,187	2.42	1.45	(4.22)
Fidelity Freedom Funds 2050 II
Passport Group Tier II
2015	16.083	650	10,463	1.60	1.25	(1.81)
2014	16.380	541	8,856	1.45	1.25	3.42
2013	15.839	430	6,802	1.47	1.25	24.56
2012	12.716	303	3,856	2.64	1.25	15.92
2011	10.970	154	1,693	3.20	1.25	(6.33)
Fidelity Freedom Income Fund II
Spinnaker & Mainsail
2015	11.549	9,104	105,134	1.74	1.40	(1.95)
2014	11.779	7,582	89,305	1.17	1.40	2.10
2013	11.537	8,824	101,798	1.25	1.40	3.75
2012	11.120	11,883	132,135	0.63	1.40	4.78
2011	10.613	21,306	226,122	2.69	1.40	(0.02)
Spinnaker Advisor
2015	11.505	—	—	0.00	1.45	(2.00)
2014	11.740	—	—	0.00	1.45	2.05
2013	11.504	—	—	0.02	1.45	3.70
2012	11.094	1,363	15,127	1.40	1.45	4.72
2011	10.594	971	10,287	2.92	1.45	(0.07)
Fidelity Government Money Market Portfolio - Initial Class[1]
Focus Tier I
2015	9.568	1,895	18,136	0.03	1.35	(1.31)
2014	9.695	2,546	24,686	0.01	1.35	(1.33)
2013	9.826	8,314	81,690	0.03	1.35	(1.32)

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
Fidelity Government Money Market Portfolio - Initial Class[1] (continued)
2012	$9.957	10,274	$102,295	0.14%	1.35%	(1.21)%
2011	10.079	18,908	190,544	0.11	1.35	(1.23)
Focus Tier I with GMDB
2015	9.486	8,804	83,510	0.02	1.45	(1.41)
2014	9.622	201	1,929	0.00	1.45	(1.43)
2013	9.762	205	1,997	0.01	1.45	(1.40)
2012	9.901	209	2,067	0.15	1.45	(1.32)
2011	10.033	213	2,139	0.12	1.45	(1.33)
Focus Tier II
2015	9.609	28,282	271,755	0.03	1.30	(1.26)
2014	9.732	31,448	306,049	0.01	1.30	(1.28)
2013	9.858	29,655	292,348	0.03	1.30	(1.26)
2012	9.984	40,948	408,839	0.14	1.30	(1.17)
2011	10.102	33,934	342,778	0.11	1.30	(1.17)
Focus Tier II with GMDB
2015	9.527	2,415	23,011	0.03	1.40	(1.37)
2014	9.659	2,603	25,142	0.01	1.40	(1.38)
2013	9.794	2,631	25,772	0.03	1.40	(1.36)
2012	9.929	2,921	29,005	0.14	1.40	(1.26)
2011	10.056	7,628	76,696	0.11	1.40	(1.28)
Focus Tier III
2015	9.692	3,976	38,534	0.03	1.20	(1.16)
2014	9.806	6,265	61,432	0.01	1.20	(1.18)
2013	9.923	4,651	46,155	0.03	1.20	(1.17)
2012	10.040	2,930	29,417	0.16	1.20	(1.06)
2011	10.148	30,375	308,244	0.12	1.20	(1.08)
Focus Tier III with GMDB
2015	9.609	—	—	0.00	1.30	(1.26)
2014	9.732	—	—	0.00	1.30	(1.28)
2013	9.858	—	—	0.06	1.30	(1.26)
2012	9.984	4,359	43,518	0.08	1.30	(1.17)
2011	10.102	—	—	0.17	1.30	(1.17)
Fidelity Government Money Market Portfolio - Service Class II1
Passport Group Tier II
2015	9.280	48,719	452,150	0.01	1.25	(1.23)
2014	9.396	696	6,539	0.01	1.25	(1.23)
2013	9.513	2,018	19,226	0.01	1.25	(1.24)
2012	9.632	2,093	20,160	0.01	1.25	(1.24)
2011	9.753	953	9,292	0.01	1.25	(1.23)
Spinnaker & Mainsail
2015	10.003	911,064	9,113,224	0.01	1.40	(1.38)
2014	10.143	1,024,219	10,388,501	0.01	1.40	(1.38)
2013	10.285	900,289	9,259,313	0.01	1.40	(1.38)

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
Fidelity Government Money Market Portfolio - Service Class II1 (continued)
2012	$10.429	906,707	$9,455,851	0.01%	1.40%	(1.38)%
2011	10.575	962,395	10,177,059	0.01	1.40	(1.38)
Spinnaker Advisor
2015	9.948	129,892	1,292,120	0.01	1.45	(1.43)
2014	10.092	150,468	1,518,507	0.01	1.45	(1.43)
2013	10.238	204,190	2,090,554	0.01	1.45	(1.43)
2012	10.387	359,124	3,730,137	0.01	1.45	(1.43)
2011	10.538	333,230	3,511,207	0.01	1.45	(1.42)
Spinnaker Choice
2015	9.838	4,020	39,550	0.01	1.55	(1.53)
2014	9.991	4,249	42,448	0.01	1.55	(1.53)
2013	10.146	4,108	41,680	0.01	1.55	(1.52)
2012	10.303	4,071	41,948	0.01	1.55	(1.54)
2011	10.464	12,151	127,208	0.01	1.55	(1.52)
Spinnaker with EEB
2015	9.838	138	1,354	0.00	1.55	(1.53)
2014	9.991	144	1,436	0.00	1.55	(1.53)
2013	10.146	150	1,520	0.00	1.55	(1.52)
2012	10.303	156	1,603	0.00	1.55	(1.54)
2011	10.464	161	1,688	0.00	1.55	(1.52)
Spinnaker with GMDB
2015	9.784	56	546	0.00	1.60	(1.57)
2014	9.940	59	587	0.00	1.60	(1.58)
2013	10.100	18	176	0.00	1.60	(1.58)
2012	10.262	20	210	0.00	1.60	(1.58)
2011	10.427	23	244	0.00	1.60	(1.57)
Fidelity Growth
Spinnaker & Mainsail
2015	12.450	1,090,842	13,580,780	0.25	1.40	5.69
2014	11.780	1,211,774	14,274,846	0.18	1.40	9.74
2013	10.734	1,336,097	14,341,049	0.29	1.40	34.44
2012	7.984	1,443,160	11,521,879	0.59	1.40	13.09
2011	7.060	1,559,146	11,007,498	0.36	1.40	(1.18)
Spinnaker Advisor
2015	11.732	94,211	1,105,304	0.24	1.45	5.63
2014	11.107	120,645	1,339,973	0.16	1.45	9.70
2013	10.125	161,664	1,636,850	0.28	1.45	34.37
2012	7.535	192,548	1,450,836	0.54	1.45	13.04
2011	6.666	248,033	1,653,455	0.36	1.45	(1.24)
Spinnaker Choice
2015	19.656	436	8,573	0.25	1.55	5.53
2014	18.626	457	8,519	0.17	1.55	9.58
2013	16.997	552	9,389	0.28	1.55	34.24

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
Fidelity Growth (continued)
2012	$12.662	579	$7,331	0.49%	1.55%	12.92%
2011	11.213	892	9,987	0.38	1.55	(1.34)
Spinnaker Choice with GMDB
2015	19.202	—	—	0.00	1.75	5.31
2014	18.233	169	3,087	0.10	1.75	9.37
2013	16.671	566	9,434	0.30	1.75	33.97
2012	12.444	563	7,012	0.61	1.75	12.70
2011	11.042	560	6,162	0.38	1.75	(1.53)
Fidelity Growth & Income
Spinnaker & Mainsail
2015	16.094	360,803	5,806,873	1.98	1.40	(3.63)
2014	16.701	416,588	6,957,346	1.73	1.40	8.94
2013	15.331	458,717	7,032,511	1.86	1.40	31.71
2012	11.640	493,108	5,739,744	2.14	1.40	16.91
2011	9.956	559,126	5,566,917	1.77	1.40	0.20
Spinnaker Advisor
2015	15.449	73,296	1,132,356	2.06	1.45	(3.68)
2014	16.039	84,492	1,355,185	1.73	1.45	8.88
2013	14.731	96,023	1,414,494	1.83	1.45	31.64
2012	11.190	111,958	1,252,811	2.22	1.45	16.85
2011	9.576	121,853	1,166,917	1.75	1.45	0.15
Spinnaker Choice
2015	17.965	10	155	2.03	1.55	(3.78)
2014	18.670	11	199	1.74	1.55	8.77
2013	17.164	12	199	1.87	1.55	31.50
2012	13.052	21	279	0.35	1.55	16.74
2011	11.180	288	3,218	1.93	1.55	0.04
Spinnaker with GMDB
2015	15.723	—	—	0.04	1.60	(3.82)
2014	16.348	44	660	1.86	1.60	8.72
2013	15.037	41	560	2.03	1.60	31.44
2012	11.440	37	373	2.49	1.60	16.69
2011	9.804	32	267	1.99	1.60	(0.01)
Fidelity Growth Opportunities
Spinnaker & Mainsail
2015	16.384	207,655	3,402,300	0.17	1.40	4.14
2014	15.733	235,355	3,702,857	0.22	1.40	10.64
2013	14.220	259,245	3,686,373	0.30	1.40	35.99
2012	10.457	284,892	2,979,105	0.39	1.40	17.94
2011	8.866	324,445	2,876,681	0.16	1.40	0.88
Spinnaker Advisor
2015	14.518	10,990	159,540	0.18	1.45	4.09
2014	13.947	10,988	153,251	0.14	1.45	10.59
2013	12.612	21,317	268,846	0.31	1.45	35.92

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
Fidelity Growth Opportunities (continued)
2012	$9.279	21,823	$202,504	0.41%	1.45%	17.89%
2011	7.871	21,570	169,802	0.16	1.45	0.82
Fidelity Index 500
Focus Tier I
2015	14.185	3,722	52,818	1.67	1.35	(0.03)
2014	14.189	8,036	114,035	1.51	1.35	12.05
2013	12.663	10,241	129,692	1.61	1.35	30.47
2012	9.706	13,969	135,583	1.60	1.35	14.36
2011	8.487	21,113	179,108	2.72	1.35	0.68
Focus Tier I with GMDB
2015	14.064	3,338	46,948	2.02	1.45	(0.13)
2014	14.082	3,344	47,090	1.44	1.45	11.94
2013	12.580	4,279	53,923	3.27	1.45	30.34
2012	9.652	1,516	14,640	2.24	1.45	14.25
2011	8.448	1,407	11,842	2.02	1.45	0.57
Focus Tier II
2015	14.246	22,004	313,478	2.04	1.30	0.02
2014	14.243	21,077	300,195	1.55	1.30	12.11
2013	12.705	25,143	319,438	1.97	1.30	30.54
2012	9.733	28,076	273,260	2.52	1.30	14.41
2011	8.507	25,204	214,408	1.94	1.30	0.72
Focus Tier II with GMDB
2015	14.125	836	11,874	1.99	1.40	(0.07)
2014	14.135	929	13,152	0.17	1.40	11.99
2013	12.622	19,698	248,631	1.94	1.40	30.41
2012	9.679	19,698	190,659	2.15	1.40	14.30
2011	8.468	19,698	166,669	2.15	1.40	0.63
Focus Tier III
2015	14.369	16,525	237,464	1.99	1.20	0.13
2014	14.351	21,103	302,853	1.63	1.20	12.21
2013	12.789	22,525	288,073	1.93	1.20	30.67
2012	9.787	20,380	199,473	2.15	1.20	14.52
2011	8.546	17,473	149,211	2.88	1.20	0.83
Focus Tier III with GMDB
2015	14.246	19,560	278,664	2.02	1.30	0.02
2014	14.243	19,560	278,593	1.62	1.30	12.11
2013	12.705	—	—	0.00	1.30	30.54
2012	9.733	—	—	0.00	1.30	14.41
2011	8.507	—	—	0.00	1.30	0.72
Fidelity Mid Cap II
Spinnaker & Mainsail
2015	21.566	342,753	7,391,756	0.24	1.40	(3.00)
2014	22.232	394,291	8,765,900	0.02	1.40	4.56
2013	21.263	464,315	9,872,723	0.27	1.40	33.98
2012	15.870	492,608	7,817,731	0.39	1.40	12.96

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
Fidelity Mid Cap II (continued)
2011	$14.049	517,354	$7,268,183	0.02%	1.40%	(12.09)%
Spinnaker Advisor
2015	21.451	76,772	1,646,843	0.25	1.45	(3.05)
2014	22.125	78,197	1,730,091	0.02	1.45	4.51
2013	21.171	78,630	1,664,665	0.25	1.45	33.92
2012	15.809	96,931	1,532,420	0.37	1.45	12.91
2011	14.002	110,130	1,542,018	0.02	1.45	(12.13)
Spinnaker Choice
2015	21.223	2,410	51,157	0.24	1.55	(3.14)
2014	21.912	3,196	70,033	0.03	1.55	4.40
2013	20.988	2,122	44,540	0.23	1.55	33.78
2012	15.688	3,313	51,978	0.40	1.55	12.79
2011	13.909	3,385	47,085	0.02	1.55	(12.22)
Spinnaker with GMDB
2015	21.110	76	1,561	0.18	1.60	(3.19)
2014	21.806	116	2,455	0.02	1.60	4.35
2013	20.897	112	2,238	0.29	1.60	33.72
2012	15.628	106	1,556	0.42	1.60	12.74
2011	13.862	99	1,259	0.02	1.60	(12.27)
Fidelity Overseas II
Spinnaker & Mainsail
2015	9.267	25,974	240,695	1.10	1.40	1.86
2014	9.098	27,218	247,626	1.30	1.40	(9.57)
2013	10.061	23,420	235,634	1.18	1.40	28.36
2012	7.838	20,491	160,614	1.33	1.40	18.69
2011	6.604	32,438	214,219	1.26	1.40	(18.48)
Spinnaker Advisor
2015	9.232	197	1,829	1.54	1.45	1.81
2014	9.068	218	1,979	0.99	1.45	(9.62)
2013	10.033	234	2,346	0.96	1.45	28.30
2012	7.820	756	5,912	2.07	1.45	18.65
2011	6.591	593	3,894	1.39	1.45	(18.53)
Franklin Flex Cap Growth VIP Fund - Class 2
Spinnaker & Mainsail
2015	18.602	22,444	417,438	0.00	1.40	2.92
2014	18.075	21,446	387,592	0.00	1.40	4.62
2013	17.276	27,062	467,460	0.00	1.40	35.57
2012	12.743	29,145	371,379	0.00	1.40	7.74
2011	11.827	28,877	341,534	0.00	1.40	(6.13)
Spinnaker Advisor
2015	18.503	670	12,394	0.00	1.45	2.86
2014	17.988	1,396	25,109	0.00	1.45	4.58
2013	17.201	1,504	25,879	0.00	1.45	35.50

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
Franklin Flex Cap Growth VIP Fund - Class 2 (continued)
2012	$12.694	1,143	$14,510	0.00%	1.45%	7.69%
2011	11.788	1,135	13,385	0.00	1.45	(6.17)
Spinnaker Choice
2015	18.307	51	941	0.00	1.55	2.76
2014	17.815	54	969	0.00	1.55	4.47
2013	17.052	54	923	0.00	1.55	35.37
2012	12.597	76	959	0.00	1.55	7.58
2011	11.709	85	997	0.00	1.55	(6.27)
Franklin Founding Funds Allocation VIP Fund - Class 2
Spinnaker & Mainsail
2015	11.744	45,062	529,214	3.02	1.40	(7.51)
2014	12.698	37,886	481,092	2.65	1.40	1.41
2013	12.521	35,321	442,256	12.17	1.40	22.05
2012	10.259	33,486	343,526	2.75	1.40	13.72
2011	9.021	36,336	327,779	0.01	1.40	(2.91)
Franklin Income VIP Fund - Class 2
Spinnaker & Mainsail
2015	15.053	381,707	5,745,785	4.57	1.40	(8.35)
2014	16.424	399,714	6,564,778	4.75	1.40	3.17
2013	15.920	423,587	6,743,671	6.28	1.40	12.36
2012	14.169	410,622	5,818,275	6.32	1.40	11.08
2011	12.756	427,245	5,450,001	5.82	1.40	0.97
Spinnaker Advisor
2015	14.970	59,351	888,468	4.63	1.45	(8.39)
2014	16.341	60,799	993,520	5.02	1.45	3.11
2013	15.848	61,607	976,369	6.53	1.45	12.30
2012	14.112	50,599	714,069	6.62	1.45	11.02
2011	12.711	59,831	760,511	5.65	1.45	0.91
Spinnaker Choice
2015	14.805	789	11,673	4.61	1.55	(8.48)
2014	16.177	774	12,515	4.94	1.55	3.01
2013	15.705	755	11,862	3.24	1.55	12.19
2012	13.999	2,491	34,872	6.97	1.55	10.92
2011	12.621	3,770	47,589	5.49	1.55	0.81
Spinnaker with GMDB
2015	14.723	36	536	4.61	1.60	(8.53)
2014	16.096	34	545	4.84	1.60	2.96
2013	15.634	34	516	6.18	1.60	12.14
2012	13.942	33	446	6.38	1.60	10.85
2011	12.577	31	364	5.50	1.60	0.77
Franklin Mutual Shares VIP Fund - Class 2
Passport Group Tier II
2015	15.463	—	—	0.00	1.25	(6.11)
2014	16.470	—	—	0.00	1.25	5.79

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
Franklin Mutual Shares VIP Fund - Class 2 (continued)
2013	$15.569	—	$—	0.00%	1.25%	26.67%
2012	12.291	—	—	0.00	1.25	12.82
2011	10.894	7,774	84,691	2.45	1.25	(2.27)
Spinnaker & Mainsail
2015	17.557	413,964	7,267,973	3.07	1.40	(6.26)
2014	18.729	455,052	8,522,743	2.01	1.40	5.63
2013	17.730	487,449	8,642,679	2.10	1.40	26.47
2012	14.019	526,069	7,374,689	2.04	1.40	12.66
2011	12.444	566,736	7,052,663	2.34	1.40	(2.42)
Spinnaker Advisor
2015	17.437	23,619	411,870	3.03	1.45	(6.31)
2014	18.611	25,463	473,890	1.91	1.45	5.58
2013	17.627	29,933	527,645	2.01	1.45	26.41
2012	13.944	35,086	489,236	1.99	1.45	12.60
2011	12.384	46,556	576,559	2.37	1.45	(2.47)
Spinnaker Choice
2015	16.230	1,955	31,730	2.96	1.55	(6.40)
2014	17.340	2,849	49,407	2.02	1.55	5.47
2013	16.440	2,854	46,921	2.10	1.55	26.29
2012	13.018	2,844	37,017	2.26	1.55	12.49
2011	11.573	3,888	44,990	2.43	1.55	6.68
Franklin Small Cap Value VIP Fund - Class 2
Passport Group Tier II
2015	17.484	—	—	0.00	1.25	(8.54)
2014	19.116	—	—	0.00	1.25	(0.68)
2013	19.247	24	468	1.24	1.25	34.55
2012	14.305	24	348	1.03	1.25	16.91
2011	12.236	431	5,265	0.70	1.25	(4.95)
Spinnaker & Mainsail
2015	18.177	436,042	7,925,866	0.63	1.40	(8.67)
2014	19.903	497,394	9,899,854	0.61	1.40	(0.83)
2013	20.069	520,526	10,446,670	1.31	1.40	34.34
2012	14.939	532,193	7,950,272	0.78	1.40	16.74
2011	12.797	543,589	6,956,270	0.68	1.40	(5.09)
Spinnaker Advisor
2015	18.080	61,160	1,105,777	0.63	1.45	(8.72)
2014	19.807	62,878	1,245,449	0.62	1.45	(0.88)
2013	19.983	66,197	1,322,787	1.32	1.45	34.29
2012	14.881	87,552	1,302,910	0.80	1.45	16.68
2011	12.754	98,432	1,255,185	0.70	1.45	(5.15)
Spinnaker Choice
2015	17.888	1,776	31,770	0.63	1.55	(8.81)
2014	19.616	1,819	35,684	0.63	1.55	(0.98)

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
Franklin Small Cap Value VIP Fund - Class 2 (continued)
2013	$19.810	1,949	$38,615	1.31%	1.55%	34.14%
2012	14.768	2,056	30,367	0.85	1.55	16.57
2011	12.669	2,574	32,616	0.69	1.55	(5.24)
Spinnaker with GMDB
2015	17.793	223	3,956	0.63	1.60	(8.86)
2014	19.522	221	4,303	0.62	1.60	(1.02)
2013	19.724	219	4,312	1.33	1.60	34.08
2012	14.711	244	3,591	0.78	1.60	16.50
2011	12.627	242	3,045	0.70	1.60	(5.29)
Franklin Small-Mid Cap Growth VIP Fund - Class 2
Spinnaker & Mainsail
2015	12.896	338,593	4,366,560	0.00	1.40	(4.01)
2014	13.435	378,828	5,089,572	0.00	1.40	5.98
2013	12.677	411,756	5,219,911	0.00	1.40	36.24
2012	9.305	473,981	4,410,551	0.00	1.40	9.30
2011	8.513	528,007	4,495,464	0.00	1.40	(6.15)
Spinnaker Advisor
2015	11.759	48,143	566,094	0.00	1.45	(4.06)
2014	12.256	50,385	617,523	0.00	1.45	5.92
2013	11.571	54,488	630,458	0.00	1.45	36.18
2012	8.497	61,473	522,358	0.00	1.45	9.24
2011	7.778	63,574	494,495	0.00	1.45	(6.20)
Spinnaker Choice
2015	18.500	400	7,387	0.00	1.55	(4.16)
2014	19.302	398	7,681	0.00	1.55	5.82
2013	18.241	544	9,918	0.00	1.55	36.04
2012	13.409	581	7,785	0.00	1.55	9.14
2011	12.286	946	11,617	0.00	1.55	(6.29)
Franklin U.S. Government Securities VIP Fund - Class 2
Passport Group Tier II
2015	10.564	—	—	0.00	1.25	(0.77)
2014	10.646	—	—	0.00	1.25	2.10
2013	10.427	41	424	2.79	1.25	(3.45)
2012	10.800	41	438	2.50	1.25	0.61
2011	10.734	1,067	11,442	3.37	1.25	4.38
Spinnaker & Mainsail
2015	15.938	503,792	8,029,598	2.45	1.40	(0.93)
2014	16.087	635,611	10,224,878	2.67	1.40	1.95
2013	15.780	681,810	10,758,621	2.80	1.40	(3.59)
2012	16.368	677,844	11,095,227	2.67	1.40	0.47
2011	16.292	674,140	10,983,394	3.19	1.40	4.22
Spinnaker Advisor
2015	15.280	131,780	2,013,597	2.48	1.45	(0.97)

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
Franklin U.S. Government Securities VIP Fund - Class 2 (continued)
2014	$15.430	152,794	$2,357,610	2.75%	1.45%	1.90%
2013	15.143	196,791	2,979,993	2.80	1.45	(3.65)
2012	15.716	254,182	3,994,702	2.74	1.45	0.42
2011	15.651	311,832	4,880,440	3.17	1.45	4.17
Spinnaker Choice
2015	12.549	5,338	66,985	2.51	1.55	(1.07)
2014	12.685	5,608	71,137	2.58	1.55	1.79
2013	12.462	5,491	68,422	2.75	1.55	(3.74)
2012	12.946	5,738	74,289	2.72	1.55	0.32
2011	12.905	6,003	77,475	2.61	1.55	4.06
Spinnaker with EEB
2015	15.662	622	9,735	2.49	1.55	(1.07)
2014	15.831	622	9,840	2.66	1.55	1.79
2013	15.552	622	9,667	2.79	1.55	(3.74)
2012	16.157	622	10,042	2.66	1.55	0.32
2011	16.106	622	10,016	3.14	1.55	4.06
Ibbotson Aggressive Growth Class I
Focus Tier I
2015	10.706	7,107	76,087	1.43	1.35	(3.95)
2014	11.146	7,111	79,257	1.03	1.35	3.33
2013	10.787	23,704	255,694	2.78	1.35	16.93
2012	9.225	10,170	93,813	1.44	1.35	12.93
2011	8.169	20,134	164,361	0.65	1.35	(6.13)
Focus Tier I with GMDB
2015	10.614	—	—	0.00	1.45	(4.05)
2014	11.062	716	7,917	1.17	1.45	3.23
2013	10.716	748	8,019	1.30	1.45	16.82
2012	9.173	779	7,145	1.38	1.45	12.80
2011	8.132	811	6,595	1.21	1.45	(6.22)
Focus Tier II
2015	10.752	514	5,523	1.28	1.30	(3.91)
2014	11.189	612	6,845	0.61	1.30	3.39
2013	10.822	12,065	130,576	1.29	1.30	16.99
2012	9.250	12,226	113,093	0.30	1.30	12.97
2011	8.188	4,915	40,247	0.30	1.30	(6.08)
Focus Tier III
2015	10.844	19,311	209,417	1.44	1.20	(3.81)
2014	11.274	19,160	216,003	1.17	1.20	3.49
2013	10.894	19,654	214,104	1.28	1.20	17.11
2012	9.302	20,202	187,918	1.31	1.20	13.09
2011	8.225	22,408	184,316	2.82	1.20	(5.99)
Ibbotson Aggressive Growth Class II
Spinnaker & Mainsail
2015	11.335	205,604	2,330,498	1.22	1.40	(4.18)

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
Ibbotson Aggressive Growth Class II (continued)
2014	$11.830	207,587	$2,455,698	0.96%	1.40%	3.02%
2013	11.483	217,397	2,496,412	1.11	1.40	16.47
2012	9.859	224,681	2,215,115	1.13	1.40	12.61
2011	8.755	263,019	2,302,182	0.99	1.40	(6.36)
Spinnaker Advisor
2015	11.291	2,720	30,720	1.19	1.45	(4.23)
2014	11.790	2,933	34,586	0.98	1.45	2.96
2013	11.451	2,931	33,558	1.12	1.45	16.42
2012	9.836	2,931	28,824	1.18	1.45	12.55
2011	8.739	2,927	25,580	0.98	1.45	(6.40)
Ibbotson Balanced Class I
Focus Tier I
2015	11.560	21,682	250,651	1.57	1.35	(3.28)
2014	11.952	26,479	316,483	0.82	1.35	3.38
2013	11.561	51,622	596,790	1.61	1.35	10.68
2012	10.445	53,465	558,434	1.68	1.35	9.51
2011	9.538	55,650	530,772	1.18	1.35	(1.89)
Focus Tier I with GMDB
2015	11.461	—	—	0.00	1.45	(3.38)
2014	11.862	1,246	14,782	1.40	1.45	3.28
2013	11.485	1,295	14,878	1.63	1.45	10.57
2012	10.387	1,341	13,932	1.70	1.45	9.41
2011	9.494	1,390	13,194	1.18	1.45	(1.99)
Focus Tier II
2015	11.609	43,940	510,114	1.67	1.30	(3.23)
2014	11.997	45,521	546,140	1.35	1.30	3.43
2013	11.599	75,392	874,468	1.79	1.30	10.74
2012	10.474	54,603	571,911	1.64	1.30	9.56
2011	9.560	56,900	543,988	0.97	1.30	(1.84)
Focus Tier II with GMDB
2015	11.510	20,552	236,560	1.69	1.40	(3.33)
2014	11.907	19,946	237,494	0.00	1.40	3.33
2013	11.523	—	—	0.00	1.40	10.63
2012	10.416	22,817	237,659	1.70	1.40	9.46
2011	9.516	22,817	217,132	1.14	1.40	(1.95)
Focus Tier III
2015	11.709	22,764	266,554	1.63	1.20	(3.14)
2014	12.089	25,788	311,745	1.52	1.20	3.55
2013	11.675	3,024	35,304	1.63	1.20	10.84
2012	10.533	3,024	31,847	1.70	1.20	9.68
2011	9.603	3,024	29,042	0.17	1.20	(1.75)
Focus Tier III with GMDB
2015	11.609	—	—	0.00	1.30	(3.23)
2014	11.997	599	7,189	1.41	1.30	3.43

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
Ibbotson Balanced Class I (continued)
2013	$11.599	22,669	$262,925	35.76%	1.30%	10.74%
2012	10.474	—	—	0.00	1.30	9.56
2011	9.560	7,692	73,502	1.14	1.30	(1.84)
Ibbotson Balanced Class II
Spinnaker & Mainsail
2015	11.598	705,150	8,178,298	1.39	1.40	(3.58)
2014	12.029	724,019	8,709,045	1.16	1.40	3.06
2013	11.672	718,875	8,390,613	1.36	1.40	10.31
2012	10.581	753,509	7,973,181	1.43	1.40	9.26
2011	9.684	761,566	7,373,832	1.11	1.40	(2.26)
Spinnaker Advisor
2015	11.554	56,601	653,941	1.50	1.45	(3.63)
2014	11.989	55,743	668,288	1.11	1.45	3.01
2013	11.639	58,676	682,914	1.41	1.45	10.25
2012	10.557	58,030	612,601	1.40	1.45	9.22
2011	9.666	58,394	564,438	1.00	1.45	(2.31)
Ibbotson Conservative Class I
Focus Tier I
2015	11.616	10,620	123,368	0.73	1.35	(2.28)
2014	11.887	6,933	82,420	1.60	1.35	1.72
2013	11.686	9,936	116,117	1.47	1.35	1.39
2012	11.526	10,661	122,878	2.09	1.35	4.06
2011	11.076	7,468	82,721	1.45	1.35	2.04
Focus Tier I with GMDB
2015	11.517	7,714	88,835	1.60	1.45	(2.38)
2014	11.798	3,388	39,967	1.22	1.45	1.62
2013	11.610	3,852	44,718	1.51	1.45	1.29
2012	11.462	3,955	45,335	1.44	1.45	3.96
2011	11.025	4,864	53,636	1.77	1.45	1.93
Focus Tier II
2015	11.666	18,112	211,296	1.45	1.30	(2.23)
2014	11.932	26,917	321,187	1.76	1.30	1.77
2013	11.725	6,130	71,869	1.57	1.30	1.44
2012	11.558	6,230	72,010	1.12	1.30	4.12
2011	11.101	16,793	186,451	1.37	1.30	2.08
Focus Tier II with GMDB
2015	11.566	—	—	0.00	1.40	(2.33)
2014	11.842	9,557	113,177	1.20	1.40	1.67
2013	11.648	10,875	126,674	1.44	1.40	1.34
2012	11.494	12,187	140,077	1.51	1.40	4.01
2011	11.051	13,512	149,333	1.37	1.40	1.98
Focus Tier III
2015	11.766	5,766	67,846	1.34	1.20	(2.14)
2014	12.023	8,794	105,731	2.16	1.20	1.87
2013	11.802	719	8,485	0.00	1.20	1.54

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
Ibbotson Conservative Class I (continued)
2012	$11.623	—	$—	0.00%	1.20%	4.22%
2011	11.152	—	—	0.00	1.20	2.18
Ibbotson Conservative Class II
Spinnaker & Mainsail
2015	10.911	26,487	289,030	0.98	1.40	(2.59)
2014	11.201	34,913	391,067	1.04	1.40	1.34
2013	11.053	39,345	434,862	1.30	1.40	1.14
2012	10.928	43,795	478,601	1.39	1.40	3.74
2011	10.534	43,488	458,128	1.42	1.40	1.71
Spinnaker Advisor
2015	10.869	1,717	18,667	1.12	1.45	(2.63)
2014	11.163	1,838	20,520	0.08	1.45	1.29
2013	11.021	46,334	510,654	1.28	1.45	1.08
2012	10.903	47,373	516,491	1.39	1.45	3.69
2011	10.515	47,226	496,593	1.36	1.45	1.66
Ibbotson Growth Class I
Focus Tier I
2015	11.199	14,480	162,156	1.40	1.35	(3.53)
2014	11.609	25,102	291,408	1.17	1.35	3.44
2013	11.223	31,788	356,747	1.37	1.35	15.23
2012	9.740	32,644	317,963	1.62	1.35	11.72
2011	8.718	29,179	254,399	1.02	1.35	(4.79)
Focus Tier I with GMDB
2015	11.103	—	—	0.00	1.45	(3.63)
2014	11.521	687	7,921	1.24	1.45	3.34
2013	11.149	715	7,974	1.40	1.45	15.10
2012	9.686	740	7,171	1.50	1.45	11.60
2011	8.679	767	6,655	3.18	1.45	(4.89)
Focus Tier II
2015	11.536	952	10,779	1.34	1.30	(2.57)
2014	11.840	1,133	13,326	1.18	1.30	4.48
2013	11.332	1,261	14,243	0.29	1.30	16.01
2012	9.768	17,541	171,336	1.50	1.30	11.79
2011	8.738	17,623	153,999	2.00	1.30	(4.75)
Focus Tier II with GMDB
2015	11.151	—	—	0.00	1.40	(3.58)
2014	11.565	—	—	0.00	1.40	3.39
2013	11.186	—	—	0.00	1.40	15.17
2012	9.713	—	—	0.00	1.40	11.67
2011	8.698	22,642	196,961	1.25	1.40	(4.85)
Focus Tier III
2015	11.344	757	8,577	1.79	1.20	(3.38)
2014	11.741	582	6,828	1.27	1.20	3.59
2013	11.334	438	4,965	0.00	1.20	15.39
2012	9.822	—	—	0.00	1.20	11.89

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
Ibbotson Growth Class I (continued)
2011	$8.778	—	$—	0.00%	1.20%	(4.66)%
Focus Tier III with GMDB
2015	11.247	20,910	235,362	1.45	1.30	(3.48)
2014	11.653	21,732	253,340	1.20	1.30	3.49
2013	11.260	22,520	253,596	1.39	1.30	15.27
2012	9.768	22,520	220,020	1.46	1.30	11.79
2011	8.738	—	—	0.00	1.30	(4.75)
Ibbotson Growth Class II
Spinnaker & Mainsail
2015	11.575	454,388	5,259,507	1.27	1.40	(3.87)
2014	12.041	462,424	5,567,860	1.01	1.40	3.13
2013	11.676	466,006	5,441,207	1.20	1.40	14.92
2012	10.160	460,582	4,679,472	1.37	1.40	11.34
2011	9.125	405,952	3,704,315	1.22	1.40	(5.02)
Spinnaker Advisor
2015	11.531	5,592	64,467	1.27	1.45	(3.91)
2014	12.000	7,975	95,698	1.05	1.45	3.07
2013	11.643	7,611	88,619	0.67	1.45	14.87
2012	10.136	14,233	144,271	1.29	1.45	11.29
2011	9.108	13,998	127,501	1.13	1.45	(5.07)
Ibbotson Income and Growth Class I
Focus Tier I
2015	11.522	3,334	38,406	1.88	1.35	(2.84)
2014	11.859	3,337	39,566	1.59	1.35	2.24
2013	11.599	2,747	31,865	1.76	1.35	6.14
2012	10.928	2,751	30,061	1.86	1.35	6.73
2011	10.239	2,664	27,261	1.01	1.35	0.01
Focus Tier I with GMDB
2015	11.423	—	—	0.00	1.45	(2.94)
2014	11.769	1,760	20,708	1.36	1.45	2.13
2013	11.523	2,698	31,089	1.77	1.45	6.04
2012	10.867	2,726	29,629	1.85	1.45	6.62
2011	10.192	2,780	28,335	1.74	1.45	(0.09)
Focus Tier II
2015	11.571	12,224	141,478	1.81	1.30	(2.80)
2014	11.904	13,367	159,151	1.41	1.30	2.29
2013	11.637	14,470	168,397	1.69	1.30	6.20
2012	10.958	16,353	179,207	1.76	1.30	6.77
2011	10.263	19,351	198,616	0.98	1.30	0.07
Focus Tier III
2015	11.671	1,383	16,139	2.28	1.20	(2.69)
2014	11.994	1,041	12,481	1.51	1.20	2.39
2013	11.714	766	8,976	0.00	1.20	6.30
2012	11.020	1,705	18,790	1.81	1.20	6.89
2011	10.310	—	—	0.00	1.20	0.17

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
Ibbotson Income and Growth Class II
Spinnaker & Mainsail
2015	$11.239	164,449	$1,848,333	1.53%	1.40%	(3.05)%
2014	11.592	177,803	2,061,171	1.17	1.40	1.86
2013	11.380	169,974	1,934,298	1.50	1.40	5.84
2012	10.752	163,657	1,759,640	1.55	1.40	6.36
2011	10.109	169,244	1,710,587	0.88	1.40	(0.32)
Spinnaker Advisor
2015	11.196	23,585	264,110	1.57	1.45	(3.10)
2014	11.554	22,230	256,890	1.20	1.45	1.82
2013	11.348	20,312	230,492	1.20	1.45	5.79
2012	10.727	28,646	307,285	1.58	1.45	6.31
2011	10.090	25,704	259,335	0.89	1.45	(0.37)
Invesco American Franchise Fund I
Spinnaker & Mainsail
2015	12.975	378,397	4,909,597	0.00	1.40	3.55
2014	12.530	423,378	5,305,042	0.04	1.40	6.93
2013	11.718	467,736	5,480,912	0.44	1.40	38.18
2012	8.480	515,725	4,373,350	0.00	1.40	(3.42)
Spinnaker Advisor
2015	12.912	9,290	119,950	0.00	1.45	3.49
2014	12.476	10,954	136,658	0.04	1.45	6.88
2013	11.673	11,505	134,288	0.44	1.45	38.13
2012	8.451	11,837	100,030	0.00	1.45	(3.46)
Invesco American Franchise Fund II
Spinnaker & Mainsail
2015	15.684	76,256	1,196,014	0.00	1.40	3.29
2014	15.184	75,935	1,153,005	0.00	1.40	6.67
2013	14.235	72,529	1,032,468	0.25	1.40	37.86
2012	10.326	75,956	784,379	0.00	1.40	(3.60)
Spinnaker Advisor
2015	15.600	1,339	20,903	0.00	1.45	3.24
2014	15.110	1,391	21,025	0.00	1.45	6.61
2013	14.173	2,489	35,280	0.25	1.45	37.78
2012	10.287	2,649	27,248	0.00	1.45	(3.63)
Spinnaker Choice
2015	15.435	738	11,391	0.00	1.55	3.14
2014	14.965	1,431	21,417	0.00	1.55	6.50
2013	14.051	1,446	20,326	0.25	1.55	37.65
2012	10.208	1,480	15,109	0.00	1.55	(3.70)
Invesco Global Health Care
Spinnaker & Mainsail
2015	28.699	11,100	318,522	0.00	1.40	1.73
2014	28.211	13,419	378,554	0.00	1.40	18.00
2013	23.907	15,452	369,408	0.66	1.40	38.59
2012	17.250	18,163	313,313	0.00	1.40	19.21

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
Invesco Global Health Care (continued)
2011	$14.470	20,636	$298,613	0.00%	1.40%	2.51%
Spinnaker Advisor
2015	28.518	2,750	78,415	0.00	1.45	1.68
2014	28.047	2,896	81,220	0.00	1.45	17.94
2013	23.780	3,053	72,598	0.50	1.45	38.52
2012	17.167	6,734	115,607	0.00	1.45	19.16
2011	14.407	6,748	97,223	0.00	1.45	2.45
Invesco Global Real Estate
Spinnaker & Mainsail
2015	31.961	146,468	4,681,316	3.34	1.40	(2.85)
2014	32.899	169,792	5,585,952	1.56	1.40	13.03
2013	29.107	192,927	5,615,505	3.63	1.40	1.28
2012	28.738	217,325	6,245,397	0.55	1.40	26.34
2011	22.747	239,437	5,446,814	3.62	1.40	(7.81)
Spinnaker Advisor
2015	30.540	31,626	965,856	3.39	1.45	(2.90)
2014	31.452	33,627	1,057,636	1.60	1.45	12.97
2013	27.841	36,879	1,026,735	3.58	1.45	1.24
2012	27.501	50,531	1,389,655	0.55	1.45	26.27
2011	21.779	56,607	1,232,942	3.72	1.45	(7.85)
Spinnaker Choice
2015	21.292	400	8,508	3.47	1.55	(2.99)
2014	21.949	423	9,285	1.43	1.55	12.86
2013	19.448	507	9,862	3.81	1.55	1.13
2012	19.230	490	9,430	0.55	1.55	26.14
2011	15.245	536	8,166	3.79	1.55	(7.94)
Spinnaker Choice with GMDB
2015	20.800	—	—	0.00	1.75	(3.19)
2014	21.485	54	1,150	1.41	1.75	12.63
2013	19.076	180	3,434	3.77	1.75	0.93
2012	18.900	180	3,393	0.57	1.75	25.89
2011	15.013	179	2,681	3.85	1.75	(8.13)
Spinnaker with GMDB
2015	31.223	24	697	3.43	1.60	(3.05)
2014	32.204	24	708	1.61	1.60	12.80
2013	28.549	24	623	3.76	1.60	1.08
2012	28.243	24	607	0.57	1.60	26.08
2011	22.401	24	471	3.82	1.60	(7.99)
Invesco International Growth I
Spinnaker & Mainsail
2015	26.692	46,859	1,250,746	1.41	1.40	(3.70)
2014	27.717	57,576	1,595,867	1.56	1.40	(1.06)
2013	28.015	67,211	1,882,929	1.24	1.40	17.36
2012	23.871	71,600	1,709,186	1.47	1.40	13.92
2011	20.954	78,985	1,655,099	1.56	1.40	(8.04)

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
Invesco International Growth I (continued)
Spinnaker Advisor
2015	$26.523	4,389	$116,416	1.47%	1.45%	(3.75)%
2014	27.556	4,779	131,703	1.57	1.45	(1.11)
2013	27.866	4,887	136,197	1.13	1.45	17.30
2012	23.756	6,317	150,079	1.46	1.45	13.86
2011	20.864	8,430	175,888	1.57	1.45	(8.08)
Spinnaker Choice
2015	19.738	1,854	36,593	1.48	1.55	(3.85)
2014	20.528	1,958	40,200	1.51	1.55	(1.21)
2013	20.779	2,206	45,841	1.22	1.55	17.18
2012	17.732	2,321	41,155	1.36	1.55	13.75
2011	15.589	2,735	42,648	1.52	1.55	(8.17)
Invesco International Growth II
Spinnaker & Mainsail
2015	13.290	941,777	12,515,910	1.22	1.40	(3.97)
2014	13.839	1,073,595	14,857,620	1.39	1.40	(1.31)
2013	14.022	1,032,846	14,482,243	1.09	1.40	17.07
2012	11.977	987,146	11,823,484	1.34	1.40	13.64
2011	10.539	923,445	9,732,321	1.14	1.40	(8.28)
Spinnaker Advisor
2015	13.225	32,831	434,185	1.25	1.45	(4.01)
2014	13.778	39,092	538,627	1.22	1.45	(1.35)
2013	13.967	54,697	763,956	1.05	1.45	17.01
2012	11.937	59,065	705,042	1.14	1.45	13.59
2011	10.509	85,783	901,450	1.15	1.45	(8.32)
Spinnaker Choice
2015	13.096	3,769	49,358	1.28	1.55	(4.11)
2014	13.658	3,774	51,541	1.39	1.55	(1.45)
2013	13.859	3,784	52,441	1.06	1.55	16.89
2012	11.856	3,992	47,327	1.32	1.55	13.48
2011	10.448	4,136	43,228	1.24	1.55	(8.42)
Spinnaker Choice with GMDB
2015	12.842	—	—	0.00	1.75	(4.30)
2014	13.419	170	2,288	1.22	1.75	(1.65)
2013	13.644	574	7,823	1.06	1.75	16.66
2012	11.696	572	6,692	1.31	1.75	13.26
2011	10.327	570	5,885	1.16	1.75	(8.60)
Spinnaker with EEB
2015	13.096	266	3,518	1.29	1.55	(4.11)
2014	13.658	266	3,645	1.40	1.55	(1.45)
2013	13.859	266	3,684	1.07	1.55	16.89
2012	11.856	266	3,151	1.32	1.55	13.48
2011	10.448	266	2,771	1.15	1.55	(8.42)
Spinnaker with GMDB
2015	13.032	421	5,485	1.33	1.60	(4.16)

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
Invesco International Growth II (continued)
2014	$13.598	374	$5,085	1.48%	1.60%	(1.50)%
2013	13.805	368	5,080	0.88	1.60	16.83
2012	11.816	468	5,528	1.35	1.60	13.43
2011	10.417	530	5,514	1.13	1.60	(8.47)
Invesco Mid Cap Growth Fund I
Spinnaker & Mainsail
2015	24.809	3,996	99,150	0.00	1.40	(0.20)
2014	24.859	5,339	132,731	0.00	1.40	6.54
2013	23.334	5,808	135,527	0.41	1.40	35.11
2012	17.270	7,411	127,994	0.00	1.40	(2.65)
Spinnaker Advisor
2015	24.652	542	13,364	0.00	1.45	(0.25)
2014	24.714	758	18,722	0.00	1.45	6.48
2013	23.210	526	12,200	0.49	1.45	35.04
2012	17.187	2,050	35,232	0.00	1.45	(2.68)
Invesco Mid Cap Growth Fund II
Spinnaker & Mainsail
2015	14.142	27,448	388,156	0.00	1.40	(0.36)
2014	14.193	37,373	530,432	0.00	1.40	6.20
2013	13.365	45,647	610,128	0.22	1.40	34.70
2012	9.922	48,749	483,709	0.00	1.40	(2.66)
Spinnaker Advisor
2015	14.072	1,504	21,161	0.00	1.45	(0.42)
2014	14.131	1,557	22,006	0.00	1.45	6.14
2013	13.313	1,871	24,906	0.22	1.45	34.64
2012	9.888	1,909	18,875	0.00	1.45	(2.69)
Spinnaker Choice
2015	13.935	—	—	0.00	1.55	(0.51)
2014	14.007	—	—	0.00	1.55	6.03
2013	13.210	40	533	0.17	1.55	34.51
2012	9.821	110	1,078	0.00	1.55	(2.75)
Spinnaker with EEB
2015	13.935	311	4,318	0.00	1.55	(0.51)
2014	14.007	311	4,341	0.00	1.55	6.03
2013	13.210	311	4,093	0.23	1.55	34.51
2012	9.821	311	3,044	0.00	1.55	(2.75)
Invesco Small Cap Equity II
Spinnaker & Mainsail
2015	14.802	26,287	389,119	0.00	1.40	(7.05)
2014	15.925	25,439	405,132	0.00	1.40	0.66
2013	15.820	27,292	431,769	0.00	1.40	35.18
2012	11.703	23,279	272,436	0.00	1.40	12.08
2011	10.442	18,925	197,618	0.00	1.40	(2.37)
Spinnaker Advisor

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
Invesco Small Cap Equity II (continued)
2015	$14.746	6,005	$88,554	0.00%	1.45%	(7.09)%
2014	15.872	6,462	102,573	0.00	1.45	0.61
2013	15.775	6,466	101,996	0.00	1.45	35.11
2012	11.676	1,313	15,327	0.00	1.45	12.02
2011	10.423	7,792	81,213	0.00	1.45	(2.41)
JP Morgan Insurance Trust Mid Cap Value I
Spinnaker & Mainsail
2015	31.336	215,084	6,739,832	0.97	1.40	(4.01)
2014	32.644	241,550	7,885,261	0.79	1.40	13.50
2013	28.760	269,278	7,744,370	1.01	1.40	30.47
2012	22.044	271,715	5,989,774	1.03	1.40	18.69
2011	18.572	278,788	5,178,288	1.31	1.40	0.74
Spinnaker Advisor
2015	31.138	31,328	975,489	1.00	1.45	(4.05)
2014	32.454	32,238	1,046,259	0.79	1.45	13.45
2013	28.607	34,408	984,291	1.04	1.45	30.40
2012	21.938	36,338	797,174	1.10	1.45	18.64
2011	18.491	44,101	815,627	1.29	1.45	0.69
Spinnaker Choice
2015	24.037	4,284	102,960	0.98	1.55	(4.15)
2014	25.079	4,773	119,691	0.78	1.55	13.34
2013	22.128	4,826	106,780	1.15	1.55	30.27
2012	16.986	5,153	87,530	1.05	1.55	18.52
2011	14.332	5,561	79,711	1.27	1.55	0.60
Spinnaker with EEB
2015	30.792	249	7,677	0.99	1.55	(4.15)
2014	32.126	249	8,008	0.78	1.55	13.34
2013	28.345	249	7,066	1.02	1.55	30.27
2012	21.759	249	5,424	1.04	1.55	18.52
2011	18.359	249	4,578	1.30	1.55	0.59
Spinnaker with GMDB
2015	30.612	35	1,075	1.07	1.60	(4.20)
2014	31.955	51	1,616	0.77	1.60	13.28
2013	28.209	48	1,363	1.07	1.60	30.21
2012	21.665	65	1,418	1.03	1.60	18.46
2011	18.289	62	1,131	1.28	1.60	0.54
JP Morgan Insurance Trust U.S. Equity I
Spinnaker & Mainsail
2015	14.558	109,912	1,600,049	1.11	1.40	(0.53)
2014	14.636	137,123	2,006,985	0.91	1.40	12.32
2013	13.031	151,403	1,972,965	1.27	1.40	34.33
2012	9.701	162,380	1,575,302	1.49	1.40	16.00
2011	8.363	174,543	1,459,953	1.21	1.40	(3.23)
Spinnaker Advisor

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
JP Morgan Insurance Trust U.S. Equity I (continued)
2015	$14.028	87,526	$1,227,818	1.09%	1.45%	(0.59)%
2014	14.111	105,584	1,489,896	0.92	1.45	12.26
2013	12.570	127,795	1,606,348	1.27	1.45	34.27
2012	9.362	145,724	1,364,332	1.70	1.45	15.94
2011	8.075	177,683	1,435,029	1.22	1.45	(3.27)
Neuberger Berman AMT Guardian Class S
Spinnaker & Mainsail
2015	14.226	10,039	142,822	0.47	1.40	(6.44)
2014	15.205	9,590	145,813	0.28	1.40	7.37
2013	14.161	7,912	112,042	0.74	1.40	36.69
2012	10.360	5,868	60,791	0.16	1.40	11.03
2011	9.331	7,920	73,940	0.33	1.40	(4.42)
Spinnaker Advisor
2015	14.172	1,361	19,301	0.45	1.45	(6.48)
2014	15.154	1,582	23,983	0.01	1.45	7.32
2013	14.121	63,049	890,286	1.33	1.45	36.62
2012	10.336	1,588	16,418	0.16	1.45	10.97
2011	9.314	2,019	18,803	0.36	1.45	(4.47)
Neuberger Berman AMT Mid Cap Growth Class S
Passport Group Tier II
2015	19.937	—	—	0.00	1.25	(0.26)
2014	19.989	—	—	0.00	1.25	5.98
2013	18.861	17	318	0.00	1.25	30.64
2012	14.437	17	245	0.00	1.25	10.70
2011	13.041	312	4,064	0.00	1.25	(0.99)
Spinnaker & Mainsail
2015	15.323	43,418	665,291	0.00	1.40	(0.41)
2014	15.386	44,218	680,338	0.00	1.40	5.83
2013	14.539	50,878	739,751	0.00	1.40	30.44
2012	11.146	52,287	582,784	0.00	1.40	10.54
2011	10.083	48,429	488,351	0.00	1.40	(1.14)
Spinnaker Advisor
2015	15.264	2,535	38,702	0.00	1.45	(0.46)
2014	15.334	3,145	48,227	0.00	1.45	5.77
2013	14.498	6,303	91,386	0.00	1.45	30.38
2012	11.120	9,477	105,382	0.00	1.45	10.48
2011	10.065	5,879	59,161	0.00	1.45	(1.18)
Neuberger Berman AMT Mid Cap Intrinsic Value Class S
Spinnaker & Mainsail
2015	14.189	4,059	57,598	0.34	1.40	(9.79)
2014	15.729	4,103	64,543	0.78	1.40	11.97
2013	14.047	3,345	46,989	1.05	1.40	34.81
2012	10.420	2,457	25,596	0.36	1.40	13.77

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
Neuberger Berman AMT Mid Cap Intrinsic Value Class S (continued)
2011	$9.159	2,923	$26,787	0.31%	1.40%	(8.00)%
Spinnaker Advisor
2015	14.134	—	—	0.00	1.45	(9.84)
2014	15.677	215	3,376	0.70	1.45	11.92
2013	14.007	223	3,117	1.03	1.45	34.75
2012	10.395	522	5,425	1.24	1.45	13.71
2011	9.142	405	3,692	0.43	1.45	(8.05)
Neuberger Berman Genesis Advisor[1]
Passport Group Tier II
2015	17.936	—	—	0.00	1.25	(1.36)
2014	18.183	—	—	0.00	1.25	(1.82)
2013	18.520	24	455	0.17	1.25	34.80
2012	13.739	24	329	0.03	1.25	8.16
2011	12.702	423	5,366	1.78	1.25	3.04
PIMCO All Asset Portfolio Advisor
Passport Group Tier II
2015	11.177	930	10,405	3.39	1.25	(10.32)
2014	12.463	779	9,710	5.32	1.25	(0.79)
2013	12.562	637	7,999	4.71	1.25	(1.14)
2012	12.707	495	6,291	5.23	1.25	13.38
2011	11.207	341	3,819	8.92	1.25	0.66
Spinnaker & Mainsail
2015	12.644	40,105	507,068	3.10	1.40	(10.45)
2014	14.119	47,312	668,011	4.89	1.40	(0.95)
2013	14.254	55,977	797,861	4.48	1.40	(1.28)
2012	14.439	53,789	776,640	4.90	1.40	13.21
2011	12.754	54,753	698,348	7.63	1.40	0.51
Spinnaker Advisor
2015	12.576	7,598	95,560	3.14	1.45	(10.50)
2014	14.051	8,066	113,336	5.09	1.45	(0.99)
2013	14.192	8,170	115,951	4.04	1.45	(1.33)
2012	14.383	12,605	181,300	4.87	1.45	13.15
2011	12.712	13,544	172,167	7.17	1.45	0.47
Spinnaker Choice
2015	12.443	9	91	3.17	1.55	(10.58)
2014	13.916	9	106	4.96	1.55	(1.09)
2013	14.069	9	111	4.40	1.55	(1.43)
2012	14.273	9	118	4.80	1.55	13.04
2011	12.627	10	108	7.40	1.55	0.36
PIMCO CommodityRealReturn Strat. Administrative Class
Spinnaker & Mainsail
2015	5.670	404,803	2,295,252	4.69	1.40	(26.74)
2014	7.740	398,753	3,086,203	0.35	1.40	(19.56)
2013	9.622	420,683	4,047,656	1.63	1.40	(15.88)

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
PIMCO CommodityRealReturn Strat. Administrative Class (continued)
2012	$11.439	336,826	$3,852,913	2.78%	1.40%	3.92%
2011	11.007	303,371	3,339,275	14.15	1.40	(8.84)
Spinnaker Advisor
2015	5.640	50,728	286,098	4.54	1.45	(26.77)
2014	7.702	53,361	411,003	0.35	1.45	(19.60)
2013	9.580	44,863	429,786	1.76	1.45	(15.93)
2012	11.395	50,386	574,150	2.73	1.45	3.86
2011	10.971	59,916	657,298	14.29	1.45	(8.88)
Spinnaker Choice
2015	5.580	4,240	23,663	5.49	1.55	(26.85)
2014	7.628	6,414	48,927	0.35	1.55	(19.68)
2013	9.497	8,211	77,980	1.70	1.55	(16.02)
2012	11.308	9,867	111,575	2.75	1.55	3.76
2011	10.898	13,949	151,972	14.59	1.55	(8.97)
Spinnaker Choice with GMDB
2015	5.462	—	—	0.00	1.75	(27.00)
2014	7.482	—	—	0.00	1.75	(19.84)
2013	9.334	—	—	0.00	1.75	(16.18)
2012	11.136	—	—	2.21	1.75	3.56
2011	10.753	231	2,487	14.13	1.75	(9.16)
Spinnaker with EEB
2015	5.580	217	1,208	4.51	1.55	(26.85)
2014	7.628	217	1,651	0.36	1.55	(19.68)
2013	9.497	217	2,057	1.73	1.55	(16.02)
2012	11.308	217	2,450	2.78	1.55	3.76
2011	10.898	217	2,353	14.17	1.55	(8.97)
PIMCO Total Return Portfolio Advisor[1]
Passport Group Tier II
2015	11.596	—	—	0.00	1.25	(0.90)
2014	11.701	—	—	1.50	1.25	2.88
2013	11.373	33	372	1.77	1.25	(3.27)
2012	11.758	63,652	748,399	2.57	1.25	8.14
2011	10.873	27,060	294,192	2.53	1.25	2.23
Pioneer Bond VCT Class I
Spinnaker & Mainsail
2015	38.767	70,864	2,747,059	3.00	1.40	(1.09)
2014	39.196	80,459	3,153,580	3.37	1.40	4.59
2013	37.476	88,432	3,313,978	4.24	1.40	(0.39)
2012	37.623	96,259	3,621,506	4.64	1.40	7.23
2011	35.086	105,581	3,704,285	4.97	1.40	4.08
Spinnaker Advisor
2015	18.914	15,136	286,192	3.02	1.45	(1.14)
2014	19.133	22,776	435,688	3.38	1.45	4.53

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
Pioneer Bond VCT Class I (continued)
2013	$18.303	31,899	$583,816	4.24%	1.45%	(0.44)%
2012	18.383	35,257	648,136	4.64	1.45	7.18
2011	17.152	40,191	689,370	4.96	1.45	4.03
Pioneer Emerging Markets VCT Class II
Spinnaker & Mainsail
2015	12.231	164,567	2,012,848	3.77	1.40	(16.74)
2014	14.690	176,668	2,595,256	0.20	1.40	(14.01)
2013	17.084	177,430	3,031,167	0.91	1.40	(3.55)
2012	17.713	170,589	3,021,595	0.20	1.40	10.11
2011	16.087	160,921	2,588,820	0.00	1.40	(24.68)
Spinnaker Advisor
2015	12.164	9,746	118,539	3.76	1.45	(16.78)
2014	14.616	9,311	136,086	0.20	1.45	(14.05)
2013	17.006	13,786	234,453	0.89	1.45	(3.60)
2012	17.641	14,866	262,249	0.22	1.45	10.04
2011	16.031	30,987	496,776	0.00	1.45	(24.71)
Spinnaker Choice
2015	12.030	837	10,068	3.75	1.55	(16.86)
2014	14.470	1,314	19,017	0.20	1.55	(14.14)
2013	16.853	1,442	24,300	0.93	1.55	(3.69)
2012	17.499	1,581	27,666	0.21	1.55	9.94
2011	15.917	1,732	27,575	0.00	1.55	(24.79)
Spinnaker with GMDB
2015	11.963	79	944	3.80	1.60	(16.91)
2014	14.397	76	1,094	0.20	1.60	(14.18)
2013	16.776	74	1,234	0.54	1.60	(3.75)
2012	17.429	401	6,982	0.21	1.60	9.89
2011	15.861	399	6,307	0.00	1.60	(24.83)
Pioneer Equity Income VCT Class II
Spinnaker & Mainsail
2015	18.152	501,115	9,096,204	1.84	1.40	(1.17)
2014	18.367	582,103	10,691,601	2.71	1.40	11.19
2013	16.518	599,253	9,898,411	2.33	1.40	27.04
2012	13.002	546,121	7,100,506	3.86	1.40	8.44
2011	11.990	501,568	6,014,070	2.09	1.40	4.30
Spinnaker Advisor
2015	18.052	40,816	736,818	1.86	1.45	(1.22)
2014	18.275	44,530	813,790	2.62	1.45	11.14
2013	16.443	52,585	864,667	2.39	1.45	26.98
2012	12.949	31,497	407,860	3.39	1.45	8.38
2011	11.948	44,506	531,752	2.00	1.45	4.25
Spinnaker Choice
2015	17.853	848	15,135	1.86	1.55	(1.32)
2014	18.092	892	16,134	2.71	1.55	11.03

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
Pioneer Equity Income VCT Class II (continued)
2013	$16.294	943	$15,371	2.30%	1.55%	26.85%
2012	12.845	1,053	13,520	3.79	1.55	8.27
2011	11.864	1,152	13,661	1.60	1.55	4.15
Spinnaker with GMDB
2015	17.754	53	868	1.87	1.60	(1.37)
2014	18.001	51	829	2.73	1.60	10.97
2013	16.221	49	701	2.23	1.60	26.80
2012	12.793	74	872	3.84	1.60	8.21
2011	11.822	72	758	2.05	1.60	4.09
Pioneer Fund VCT Class I
Spinnaker & Mainsail
2015	80.747	423,736	34,215,348	1.08	1.40	(1.45)
2014	81.936	474,825	38,904,991	1.19	1.40	9.49
2013	74.834	544,196	40,724,590	1.25	1.40	31.43
2012	56.937	598,723	34,089,637	1.55	1.40	8.70
2011	52.378	676,661	35,442,051	1.55	1.40	(5.63)
Spinnaker Advisor
2015	12.636	14,545	183,776	1.09	1.45	(1.50)
2014	12.828	17,790	228,206	1.19	1.45	9.44
2013	11.722	19,867	232,886	1.25	1.45	31.37
2012	8.923	22,526	201,004	1.41	1.45	8.64
2011	8.213	41,106	337,613	1.56	1.45	(5.67)
Pioneer High Yield VCT Class II
Spinnaker & Mainsail
2015	14.794	134,274	1,986,615	4.50	1.40	(5.57)
2014	15.667	156,025	2,444,462	4.46	1.40	(1.68)
2013	15.935	154,443	2,460,984	4.98	1.40	10.27
2012	14.451	138,212	1,997,158	5.24	1.40	14.14
2011	12.661	133,960	1,696,113	5.07	1.40	(3.38)
Spinnaker Advisor
2015	14.712	37,688	554,492	4.49	1.45	(5.63)
2014	15.589	32,237	502,482	4.39	1.45	(1.73)
2013	15.863	12,862	203,985	5.00	1.45	10.21
2012	14.393	11,892	171,143	5.24	1.45	14.08
2011	12.617	22,577	284,605	5.06	1.45	(3.43)
Spinnaker Choice
2015	14.550	1,328	19,316	4.49	1.55	(5.72)
2014	15.432	1,334	20,574	4.46	1.55	(1.83)
2013	15.720	1,392	21,876	4.99	1.55	10.11
2012	14.277	1,534	21,897	5.27	1.55	13.96
2011	12.528	4,873	60,780	5.05	1.55	(3.52)
Spinnaker with GMDB
2015	14.469	—	—	0.00	1.60	(5.77)
2014	15.355	—	—	0.00	1.60	(1.87)

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
Pioneer High Yield VCT Class II (continued)
2013	$15.648	—	$—	5.27%	1.60%	10.05%
2012	14.219	492	6,990	5.24	1.60	13.91
2011	12.483	492	6,125	5.06	1.60	(3.58)
Pioneer Mid Cap Value VCT Class I
Spinnaker & Mainsail
2015	35.116	188,684	6,625,872	0.80	1.40	(7.45)
2014	37.942	213,780	8,111,174	0.89	1.40	13.49
2013	33.432	252,194	8,431,232	0.94	1.40	31.26
2012	25.471	275,923	7,028,071	1.02	1.40	9.56
2011	23.248	316,792	7,365,264	0.82	1.40	(6.94)
Spinnaker Advisor
2015	13.875	9,578	132,904	0.79	1.45	(7.49)
2014	14.999	9,811	147,161	0.99	1.45	13.43
2013	13.223	18,889	249,767	0.93	1.45	31.18
2012	10.080	18,941	190,916	0.96	1.45	9.52
2011	9.204	28,523	262,550	0.82	1.45	(6.99)
Pioneer Real Estate VCT Class II
Spinnaker & Mainsail
2015	15.936	247,205	3,939,363	2.03	1.40	3.07
2014	15.462	311,686	4,819,223	2.34	1.40	28.74
2013	12.010	324,312	3,894,881	2.16	1.40	0.13
2012	11.995	297,173	3,564,438	2.18	1.40	14.48
2011	10.478	290,812	3,047,154	2.26	1.40	8.23
Spinnaker Advisor
2015	15.859	99,461	1,577,322	2.07	1.45	3.01
2014	15.395	103,667	1,595,928	2.72	1.45	28.68
2013	11.964	44,524	532,669	2.13	1.45	0.08
2012	11.955	41,666	498,095	2.02	1.45	14.42
2011	10.448	58,796	614,327	2.21	1.45	8.18
Spinnaker Choice
2015	15.706	2,067	32,478	2.04	1.55	2.91
2014	15.262	2,418	36,911	2.32	1.55	28.55
2013	11.872	2,697	32,017	2.11	1.55	(0.03)
2012	11.875	2,976	35,345	2.14	1.55	14.30
2011	10.389	3,288	34,149	2.04	1.55	8.07
Spinnaker with EEB
2015	15.706	267	4,193	2.07	1.55	2.91
2014	15.262	267	4,073	2.34	1.55	28.55
2013	11.872	267	3,169	2.14	1.55	(0.03)
2012	11.875	267	3,170	2.16	1.55	14.30
2011	10.389	267	2,760	2.25	1.55	8.07
Pioneer Select Mid Cap Growth VCT Class I
Spinnaker & Mainsail
2015	78.719	456,569	35,940,393	0.00	1.40	0.22

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
Pioneer Select Mid Cap Growth VCT Class I (continued)
2014	$78.549	517,732	$40,667,224	0.00%	1.40%	7.91%
2013	72.792	584,431	42,542,113	0.00	1.40	40.48
2012	51.817	656,462	34,016,020	0.00	1.40	5.53
2011	49.100	744,757	36,567,650	0.00	1.40	(3.62)
Spinnaker Advisor
2015	18.421	36,788	677,694	0.00	1.45	0.16
2014	18.391	51,305	943,543	0.00	1.45	7.85
2013	17.052	66,278	1,130,136	0.00	1.45	40.42
2012	12.144	78,597	954,495	0.00	1.45	5.48
2011	11.513	92,187	1,061,410	0.00	1.45	(3.66)
Pioneer Strategic Income VCT Class II
Spinnaker & Mainsail
2015	14.857	519,786	7,722,568	2.95	1.40	(2.90)
2014	15.300	547,603	8,378,055	3.43	1.40	2.28
2013	14.959	572,537	8,564,770	4.03	1.40	(0.49)
2012	15.032	551,664	8,292,144	4.71	1.40	9.65
2011	13.709	496,790	6,810,598	4.91	1.40	0.16
Spinnaker Advisor
2015	14.775	67,558	998,171	2.95	1.45	(2.94)
2014	15.223	70,263	1,069,584	3.44	1.45	2.22
2013	14.892	84,037	1,251,400	4.04	1.45	(0.53)
2012	14.971	83,962	1,256,946	4.73	1.45	9.59
2011	13.661	84,901	1,159,491	4.91	1.45	0.11
Spinnaker Choice
2015	14.613	6,931	101,265	2.95	1.55	(3.03)
2014	15.070	8,453	127,377	3.43	1.55	2.12
2013	14.757	9,005	132,878	4.03	1.55	(0.63)
2012	14.851	9,047	134,351	4.69	1.55	9.49
2011	13.564	6,031	81,703	4.90	1.55	0.01
Templeton Developing Markets VIP Fund - Class 2
Passport Group Tier II
2015	7.643	—	—	0.00	1.25	(20.60)
2014	9.626	—	—	0.00	1.25	(9.53)
2013	10.640	14	152	1.95	1.25	(2.15)
2012	10.874	14	157	1.82	1.25	11.75
2011	9.731	237	2,302	0.97	1.25	(16.90)
Spinnaker & Mainsail
2015	15.981	106,280	1,698,420	2.09	1.40	(20.72)
2014	20.157	123,393	2,487,289	1.49	1.40	(9.67)
2013	22.314	152,466	3,402,171	1.97	1.40	(2.30)
2012	22.839	173,671	3,966,552	1.37	1.40	11.58
2011	20.468	195,187	3,994,935	0.96	1.40	(17.03)
Spinnaker Advisor
2015	16.478	17,195	283,343	2.03	1.45	(20.76)

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
Templeton Developing Markets VIP Fund - Class 2 (continued)
2014	$20.796	17,498	$363,893	1.46%	1.45%	(9.71)%
2013	23.032	19,513	449,425	1.97	1.45	(2.35)
2012	23.586	22,258	524,974	1.37	1.45	11.53
2011	21.148	25,648	542,413	0.99	1.45	(17.07)
Spinnaker Choice
2015	14.366	200	2,868	1.84	1.55	(20.84)
2014	18.148	451	8,182	1.43	1.55	(9.80)
2013	20.120	620	12,467	1.96	1.55	(2.44)
2012	20.624	621	12,805	1.32	1.55	11.41
2011	18.511	735	13,615	0.86	1.55	(17.15)
Spinnaker with GMDB
2015	15.612	—	—	0.00	1.60	(20.88)
2014	19.732	—	—	0.00	1.60	(9.85)
2013	21.887	—	—	0.00	1.60	(2.49)
2012	22.447	275	6,163	1.38	1.60	11.37
2011	20.156	275	5,524	0.97	1.60	(17.19)
Templeton Global Bond VIP Fund - Class 2
Passport Group Tier II
2015	11.908	—	—	8.33	1.25	(5.49)
2014	12.600	—	—	0.02	1.25	0.57
2013	12.529	32	402	4.73	1.25	0.37
2012	12.483	32	401	8.66	1.25	13.64
2011	10.985	541	5,925	5.55	1.25	(2.10)
Spinnaker & Mainsail
2015	17.394	423,839	7,372,194	7.80	1.40	(5.64)
2014	18.433	490,376	9,038,918	5.11	1.40	0.42
2013	18.356	547,632	10,052,342	4.72	1.40	0.22
2012	18.316	554,935	10,164,417	6.34	1.40	13.46
2011	16.143	552,458	8,918,425	5.67	1.40	(2.25)
Spinnaker Advisor
2015	17.301	70,652	1,222,373	7.74	1.45	(5.69)
2014	18.344	75,457	1,384,157	4.92	1.45	0.37
2013	18.277	82,156	1,501,529	4.86	1.45	0.17
2012	18.246	77,432	1,412,848	6.31	1.45	13.41
2011	16.089	86,298	1,388,487	5.22	1.45	(2.30)
Spinnaker Choice
2015	17.118	28,138	481,639	7.79	1.55	(5.77)
2014	18.167	30,662	557,029	5.12	1.55	0.26
2013	18.119	32,165	582,792	4.67	1.55	0.07
2012	18.107	33,498	606,533	6.38	1.55	13.30
2011	15.982	34,501	551,383	5.81	1.55	(2.39)
Spinnaker Choice with GMDB
2015	16.756	—	—	0.00	1.75	(5.97)

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
Templeton Global Bond VIP Fund - Class 2 (continued)
2014	$17.819	83	$1,481	6.33%	1.75%	0.07%
2013	17.807	282	5,021	4.72	1.75	(0.13)
2012	17.831	283	5,048	6.34	1.75	13.07
2011	15.770	284	4,493	5.56	1.75	(2.59)
Templeton Growth VIP Fund - Class 2
Spinnaker & Mainsail
2015	14.983	437,511	6,555,429	2.60	1.40	(7.79)
2014	16.249	472,355	7,675,195	1.33	1.40	(4.16)
2013	16.955	465,148	7,886,695	2.69	1.40	29.00
2012	13.143	485,647	6,383,022	2.06	1.40	19.37
2011	11.010	508,787	5,601,655	1.36	1.40	(8.27)
Spinnaker Advisor
2015	14.881	14,931	222,193	2.61	1.45	(7.83)
2014	16.146	16,547	267,172	1.41	1.45	(4.22)
2013	16.857	19,307	325,452	2.89	1.45	28.95
2012	13.073	24,443	319,547	2.06	1.45	19.31
2011	10.957	27,636	302,796	1.33	1.45	(8.31)
Spinnaker Choice
2015	13.963	159	2,215	2.59	1.55	(7.93)
2014	15.165	159	2,407	1.35	1.55	(4.31)
2013	15.848	159	2,515	1.87	1.55	28.80
2012	12.304	335	4,123	2.48	1.55	19.20
2011	10.322	1,619	16,714	1.33	1.55	(8.40)
Vanguard Balanced
Focus Tier I
2015	14.610	10,104	147,631	2.69	1.35	(1.25)
2014	14.795	19,919	294,710	2.78	1.35	8.36
2013	13.653	14,378	196,289	2.61	1.35	18.28
2012	11.543	24,179	279,090	2.83	1.35	11.05
2011	10.394	31,403	326,438	2.65	1.35	2.30
Focus Tier I with GMDB
2015	14.485	1,745	25,286	2.77	1.45	(1.36)
2014	14.684	2,925	42,957	2.21	1.45	8.27
2013	13.563	3,279	44,469	2.41	1.45	18.15
2012	11.479	3,333	38,256	2.70	1.45	10.94
2011	10.347	3,396	35,106	0.85	1.45	2.21
Focus Tier II
2015	14.673	42,704	626,596	2.42	1.30	(1.20)
2014	14.851	45,532	676,211	1.80	1.30	8.42
2013	13.698	29,025	397,569	2.12	1.30	18.34
2012	11.575	19,322	223,647	1.99	1.30	11.11
2011	10.418	8,638	89,981	1.19	1.30	2.36
Focus Tier II with GMDB
2015	14.548	2,692	39,169	2.31	1.40	(1.30)

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
Vanguard Balanced (continued)
2014	$14.739	2,993	$44,118	4.59%	1.40%	8.31%
2013	13.608	18,110	246,444	2.48	1.40	18.22
2012	11.511	20,211	232,642	2.70	1.40	10.99
2011	10.371	20,211	209,599	2.60	1.40	2.27
Focus Tier III
2015	14.799	1,263	18,681	3.49	1.20	(1.10)
2014	14.964	25,817	386,329	1.95	1.20	8.53
2013	13.788	9,738	134,272	2.39	1.20	18.45
2012	11.640	8,215	95,617	2.70	1.20	11.22
2011	10.466	8,215	85,977	2.51	1.20	2.47
Focus Tier III with GMDB
2015	14.673	1	11	3.19	1.30	(1.20)
2014	14.851	17,001	252,717	0.00	1.30	8.42
2013	13.698	—	—	0.00	1.30	18.34
2012	11.575	—	—	0.00	1.30	11.11
2011	10.418	—	—	0.00	1.30	2.36
Passport Group Tier II
2015	15.584	2,180	34,055	2.30	1.50	(1.40)
2014	15.805	1,892	29,923	2.14	1.50	8.21
2013	14.606	1,591	23,240	2.30	1.50	18.10
2012	12.368	1,258	15,560	2.68	1.50	10.88
2011	11.154	974	10,867	2.45	1.50	2.16
Vanguard High Yield Bond
Focus Tier I
2015	13.893	5,456	75,801	5.25	1.35	(2.90)
2014	14.308	7,569	108,299	5.35	1.35	3.01
2013	13.890	8,817	122,467	6.05	1.35	2.94
2012	13.493	16,279	219,650	5.48	1.35	12.76
2011	11.966	17,720	212,037	7.40	1.35	5.50
Focus Tier I with GMDB
2015	13.775	1,766	24,321	5.16	1.45	(2.99)
2014	14.200	1,775	25,206	5.32	1.45	2.91
2013	13.799	1,738	23,984	5.53	1.45	2.84
2012	13.418	3,716	49,855	5.35	1.45	12.65
2011	11.911	3,570	42,522	6.23	1.45	5.40
Focus Tier II
2015	13.953	17,100	238,585	5.27	1.30	(2.85)
2014	14.362	22,024	316,309	5.42	1.30	3.06
2013	13.936	22,774	317,382	4.71	1.30	3.00
2012	13.530	19,744	267,143	5.76	1.30	12.82
2011	11.993	32,970	395,418	7.66	1.30	5.55
Focus Tier II with GMDB
2015	13.834	3,621	50,081	5.84	1.40	(2.95)
2014	14.254	6,696	95,439	5.37	1.40	2.95
2013	13.845	6,793	94,053	5.19	1.40	2.90

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
Vanguard High Yield Bond (continued)
2012	$13.455	6,221	$83,703	5.45%	1.40%	12.70%
2011	11.939	6,422	76,673	6.67	1.40	5.46
Focus Tier III
2015	14.073	8,991	126,541	6.48	1.20	(2.75)
2014	14.471	21,570	312,148	5.54	1.20	3.16
2013	14.028	26,893	377,264	4.54	1.20	3.10
2012	13.606	18,135	246,743	5.47	1.20	12.93
2011	12.048	16,363	197,148	4.81	1.20	5.66
Focus Tier IV
2015	14.194	4,056	57,574	5.14	1.10	(2.65)
2014	14.581	4,056	59,144	5.35	1.10	3.26
2013	14.121	4,056	57,276	5.20	1.10	3.21
2012	13.682	4,056	55,496	0.00	1.10	13.05
2011	12.103	—	—	0.00	1.10	5.76
Passport Group Tier II
2015	13.706	—	—	9.69	1.50	(3.04)
2014	14.136	61,064	863,615	7.32	1.50	2.84
2013	13.745	57,818	794,674	8.64	1.50	2.80
2012	13.371	—	—	0.05	1.50	12.59
2011	11.876	228	2,715	4.04	1.50	5.35
Vanguard International
Focus Tier I
2015	10.055	18,158	182,579	1.92	1.35	(2.10)
2014	10.271	24,600	252,659	1.52	1.35	(7.31)
2013	11.081	30,843	341,773	1.50	1.35	21.60
2012	9.113	38,488	350,722	2.13	1.35	18.54
2011	7.688	46,683	358,915	1.67	1.35	(14.70)
Focus Tier I with GMDB
2015	9.969	2,932	29,225	2.38	1.45	(2.20)
2014	10.193	4,713	48,039	1.57	1.45	(7.41)
2013	11.009	9,291	102,278	1.37	1.45	21.49
2012	9.062	7,680	69,592	1.67	1.45	18.41
2011	7.653	5,731	43,863	1.97	1.45	(14.79)
Focus Tier II
2015	10.098	43,372	437,976	1.80	1.30	(2.06)
2014	10.310	44,258	456,275	1.45	1.30	(7.27)
2013	11.118	47,048	523,056	1.35	1.30	21.67
2012	9.138	52,903	483,427	2.07	1.30	18.58
2011	7.706	70,834	545,853	1.55	1.30	(14.65)
Focus Tier II with GMDB
2015	10.012	10,956	109,690	1.91	1.40	(2.15)
2014	10.232	13,241	135,474	1.37	1.40	(7.36)
2013	11.045	11,230	124,028	1.41	1.40	21.55
2012	9.087	11,358	103,215	2.29	1.40	18.46
2011	7.671	14,368	110,211	1.39	1.40	(14.74)

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
Vanguard International (continued)
Focus Tier III
2015	$10.185	33,133	$337,459	2.01%	1.20%	(1.95)%
2014	10.388	46,452	482,539	1.45	1.20	(7.18)
2013	11.191	52,644	589,144	1.65	1.20	21.79
2012	9.189	51,562	473,813	1.96	1.20	18.71
2011	7.741	38,147	295,309	1.46	1.20	(14.57)
Focus Tier IV
2015	10.273	18,278	187,768	1.80	1.10	(1.85)
2014	10.467	17,587	184,086	1.46	1.10	(7.08)
2013	11.265	17,968	202,414	1.18	1.10	21.90
2012	9.241	41,769	385,968	1.89	1.10	18.82
2011	7.777	34,356	267,183	1.57	1.10	(14.48)
Focus Tier V
2015	10.361	72,597	752,196	1.83	1.00	(1.76)
2014	10.547	62,211	656,109	1.30	1.00	(6.98)
2013	11.339	52,080	590,536	0.00	1.00	22.03
2012	9.292	—	—	0.00	1.00	18.93
2011	7.813	—	—	0.00	1.00	(14.39)
Passport Group Tier II
2015	12.508	1,164	14,591	1.75	1.50	(2.24)
2014	12.795	956	12,241	1.32	1.50	(7.46)
2013	13.826	877	12,122	0.75	1.50	21.42
2012	11.387	253	2,879	4.05	1.50	18.34
2011	9.622	2,117	20,367	1.55	1.50	(14.82)
Vanguard Mid-Cap Index
Focus Tier I
2015	14.544	18,141	263,834	1.26	1.35	(2.75)
2014	14.956	27,840	416,373	0.98	1.35	12.07
2013	13.345	42,863	572,016	1.13	1.35	33.12
2012	10.025	58,015	581,598	1.16	1.35	14.26
2011	8.774	66,538	583,790	1.03	1.35	(3.35)
Focus Tier I with GMDB
2015	14.419	7,538	108,692	1.34	1.45	(2.86)
2014	14.843	9,541	141,620	0.98	1.45	11.96
2013	13.258	12,619	167,295	1.09	1.45	32.99
2012	9.969	15,587	155,383	1.02	1.45	14.14
2011	8.734	13,466	117,609	1.10	1.45	(3.44)
Focus Tier II
2015	14.606	48,248	704,718	1.18	1.30	(2.71)
2014	15.013	61,014	915,982	0.91	1.30	12.13
2013	13.389	59,268	793,530	1.00	1.30	33.18
2012	10.053	57,907	582,134	1.18	1.30	14.32
2011	8.794	74,649	656,456	1.03	1.30	(3.30)
Focus Tier II with GMDB
2015	14.481	10,805	156,491	1.29	1.40	(2.81)

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
Vanguard Mid-Cap Index (continued)
2014	$14.899	18,349	$273,395	0.88%	1.40%	12.01%
2013	13.301	15,886	211,306	1.05	1.40	33.05
2012	9.997	14,433	144,286	1.23	1.40	14.20
2011	8.754	17,519	153,356	0.82	1.40	(3.39)
Focus Tier III
2015	14.732	18,808	277,089	1.46	1.20	(2.61)
2014	15.127	40,102	606,623	1.01	1.20	12.24
2013	13.477	59,331	799,627	1.10	1.20	33.32
2012	10.109	60,947	616,122	1.13	1.20	14.43
2011	8.834	64,045	565,782	0.83	1.20	(3.21)
Focus Tier III with GMDB
2015	14.606	3,401	49,810	1.18	1.30	(2.71)
2014	15.013	3,535	53,088	0.92	1.30	12.13
2013	13.389	3,663	49,049	0.00	1.30	33.18
2012	10.053	—	—	0.00	1.30	14.32
2011	8.794	—	—	0.00	1.30	(3.30)
Focus Tier IV
2015	14.859	17,227	255,972	1.18	1.10	(2.51)
2014	15.242	17,353	264,492	0.92	1.10	12.35
2013	13.566	17,484	237,191	1.01	1.10	33.44
2012	10.166	24,924	253,373	0.77	1.10	14.55
2011	8.875	9,010	79,964	0.99	1.10	(3.10)
Focus Tier V
2015	14.987	16,445	246,459	1.16	1.00	(2.42)
2014	15.358	12,964	199,101	0.83	1.00	12.46
2013	13.656	10,979	149,923	0.00	1.00	33.58
2012	10.223	—	—	0.00	1.00	14.67
2011	8.915	—	—	0.00	1.00	(3.01)
Passport Group Tier II
2015	20.398	180	3,698	1.15	1.50	(2.90)
2014	21.008	159	3,350	0.88	1.50	11.91
2013	18.773	136	2,559	1.00	1.50	32.92
2012	14.124	109	1,537	1.97	1.50	14.09
2011	12.380	375	4,640	1.16	1.50	(3.49)
Vanguard REIT Index
Focus Tier I
2015	12.915	9,045	116,797	1.89	1.35	0.86
2014	12.805	12,935	165,632	3.87	1.35	28.36
2013	9.976	18,744	186,982	2.01	1.35	0.96
2012	9.881	20,896	206,470	2.07	1.35	15.88
2011	8.527	27,620	235,505	1.48	1.35	6.99
Focus Tier I with GMDB
2015	12.804	3,368	43,122	1.78	1.45	0.75
2014	12.709	3,363	42,737	3.60	1.45	28.24
2013	9.910	5,111	50,653	2.11	1.45	0.85

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
Vanguard REIT Index (continued)
2012	$9.826	6,993	$68,715	1.91%	1.45%	15.76%
2011	8.488	6,935	58,864	1.45	1.45	6.89
Focus Tier II
2015	12.970	25,503	330,760	1.82	1.30	0.90
2014	12.854	31,040	398,974	3.14	1.30	28.42
2013	10.009	31,084	311,095	1.98	1.30	1.02
2012	9.908	35,876	355,477	1.88	1.30	15.94
2011	8.546	36,290	310,141	1.62	1.30	7.04
Focus Tier II with GMDB
2015	12.859	5,979	76,880	1.79	1.40	0.80
2014	12.757	7,430	94,782	3.09	1.40	28.30
2013	9.943	5,873	58,392	1.98	1.40	0.91
2012	9.853	5,539	54,575	1.95	1.40	15.82
2011	8.507	5,777	49,146	1.62	1.40	6.93
Focus Tier III
2015	13.082	9,495	124,219	2.12	1.20	1.00
2014	12.952	20,590	266,672	3.36	1.20	28.56
2013	10.075	26,649	268,476	2.03	1.20	1.11
2012	9.964	20,440	203,659	2.04	1.20	16.06
2011	8.585	22,333	191,738	1.41	1.20	7.14
Focus Tier IV
2015	13.195	7,131	94,088	1.79	1.10	1.11
2014	13.050	7,220	94,220	3.27	1.10	28.69
2013	10.141	7,108	72,083	1.97	1.10	1.21
2012	10.020	13,711	137,382	1.65	1.10	16.17
2011	8.625	8,508	73,383	1.69	1.10	7.26
Passport Group Tier II
2015	20.722	—	—	0.00	1.50	0.70
2014	20.578	—	—	0.05	1.50	28.17
2013	16.055	27	433	1.98	1.50	0.81
2012	15.926	27	431	4.34	1.50	15.71
2011	13.764	794	10,922	1.82	1.50	6.83
Vanguard Total Bond Market Index
Focus Tier I
2015	13.004	26,091	339,280	2.29	1.35	(1.01)
2014	13.137	33,643	441,957	2.61	1.35	4.48
2013	12.574	41,810	525,734	2.75	1.35	(3.60)
2012	13.044	58,333	760,887	2.72	1.35	2.63
2011	12.710	63,101	802,017	3.32	1.35	6.21
Focus Tier I with GMDB
2015	12.893	5,836	75,243	2.52	1.45	(1.11)
2014	13.038	7,160	93,344	2.43	1.45	4.37
2013	12.492	8,202	102,455	2.57	1.45	(3.69)
2012	12.971	10,158	131,759	2.46	1.45	2.52
2011	12.652	9,060	114,625	4.00	1.45	6.11

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
Vanguard Total Bond Market Index (continued)
Focus Tier II
2015	$13.060	45,961	$600,229	2.30%	1.30%	(0.96)%
2014	13.187	68,112	898,158	2.28	1.30	4.53
2013	12.616	59,028	744,681	2.43	1.30	(3.55)
2012	13.080	55,688	728,419	2.89	1.30	2.68
2011	12.739	81,589	1,039,381	3.40	1.30	6.26
Focus Tier II with GMDB
2015	12.948	34,905	451,951	2.31	1.40	(1.06)
2014	13.087	43,975	575,502	2.45	1.40	4.42
2013	12.533	44,018	551,678	2.58	1.40	(3.65)
2012	13.008	43,586	566,955	2.79	1.40	2.58
2011	12.681	47,265	599,379	3.08	1.40	6.16
Focus Tier III
2015	13.172	38,435	506,262	2.49	1.20	(0.87)
2014	13.287	45,104	599,287	2.73	1.20	4.63
2013	12.699	90,622	1,150,812	2.82	1.20	(3.45)
2012	13.153	105,525	1,388,010	2.64	1.20	2.77
2011	12.798	98,501	1,260,593	3.01	1.20	6.38
Focus Tier IV
2015	13.286	22,231	295,345	2.22	1.10	(0.76)
2014	13.388	21,738	291,020	2.35	1.10	4.73
2013	12.783	20,502	262,074	2.34	1.10	(3.36)
2012	13.227	65,981	872,732	2.47	1.10	2.89
2011	12.856	51,429	661,190	3.22	1.10	6.48
Focus Tier V
2015	13.400	69,022	924,876	2.28	1.00	(0.67)
2014	13.490	105,350	1,421,105	2.20	1.00	4.84
2013	12.867	88,150	1,134,206	0.00	1.00	(3.26)
2012	13.301	—	—	0.00	1.00	2.99
2011	12.915	—	—	0.00	1.00	6.59
Passport Group Tier II
2015	11.208	42,864	480,457	0.63	1.50	(1.16)
2014	11.339	1,381	15,667	2.29	1.50	4.31
2013	10.870	1,117	12,137	1.99	1.50	(3.75)
2012	11.293	548	6,188	3.40	1.50	2.47
2011	11.021	708	7,795	2.86	1.50	6.05
Vanguard Total Stock Market Index
Focus Tier I
2015	14.134	29,310	414,255	1.30	1.35	(0.97)
2014	14.273	42,139	601,458	1.43	1.35	10.79
2013	12.883	57,934	746,381	1.59	1.35	31.50
2012	9.797	81,524	798,733	1.72	1.35	14.76
2011	8.537	99,329	847,974	1.40	1.35	(0.51)
Focus Tier I with GMDB

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
Vanguard Total Stock Market Index (continued)
2015	$14.013	10,876	$152,404	1.44%	1.45%	(1.07)%
2014	14.165	13,243	187,589	1.40	1.45	10.67
2013	12.799	18,312	234,375	1.47	1.45	31.37
2012	9.743	18,723	182,417	1.51	1.45	14.65
2011	8.498	17,095	145,272	1.52	1.45	(0.62)
Focus Tier II
2015	14.194	88,305	1,253,452	1.28	1.30	(0.93)
2014	14.327	90,919	1,302,629	1.31	1.30	10.84
2013	12.926	96,953	1,253,187	1.43	1.30	31.56
2012	9.825	116,872	1,148,249	1.66	1.30	14.82
2011	8.557	154,832	1,324,830	1.41	1.30	(0.47)
Focus Tier II with GMDB
2015	14.073	32,130	452,179	1.33	1.40	(1.03)
2014	14.219	41,309	587,379	1.33	1.40	10.73
2013	12.841	38,398	493,063	1.47	1.40	31.43
2012	9.770	37,585	367,214	1.74	1.40	14.71
2011	8.517	43,430	369,908	1.27	1.40	(0.57)
Focus Tier III
2015	14.317	71,406	1,022,291	1.44	1.20	(0.82)
2014	14.436	113,406	1,637,159	1.41	1.20	10.95
2013	13.011	140,242	1,824,675	1.64	1.20	31.69
2012	9.880	129,909	1,283,473	1.65	1.20	14.94
2011	8.596	101,344	871,138	1.31	1.20	(0.37)
Focus Tier IV
2015	14.440	33,323	481,180	1.30	1.10	(0.73)
2014	14.546	34,077	495,679	1.36	1.10	11.06
2013	13.097	34,917	457,297	1.24	1.10	31.83
2012	9.935	61,308	609,089	1.45	1.10	15.06
2011	8.635	41,796	360,917	1.36	1.10	(0.27)
Focus Tier V
2015	14.564	138,203	2,012,843	1.24	1.00	(0.63)
2014	14.657	81,830	1,199,362	1.22	1.00	11.18
2013	13.183	68,933	908,770	0.00	1.00	31.95
2012	9.991	—	—	0.00	1.00	15.17
2011	8.675	—	—	0.00	1.00	(0.17)
Passport Group Tier II
2015	19.120	1,702	32,608	1.22	1.40	(1.13)
2014	19.338	1,422	27,511	1.25	1.40	10.62
2013	17.481	1,155	20,184	0.10	1.40	31.30
2012	13.314	31	419	3.65	1.40	14.60
2011	11.618	943	10,947	1.37	1.40	(0.67)

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

				For the Year Ended December 31, 2015
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio [2]	Expense Ratio [3]	Total Return [4]
Voya Global Resources Portfolio Service[1]
Spinnaker & Mainsail
2015	$30.433	—	$—	1.51%	1.40%	(2.59)%
2014	31.243	25,472	795,830	0.96	1.40	(13.02)
2013	35.919	31,230	1,121,769	0.95	1.40	12.02
2012	32.064	34,982	1,121,654	0.77	1.40	(4.20)
2011	33.470	41,828	1,400,556	0.55	1.40	(10.41)
Spinnaker Advisor
2015	25.935	—	—	1.59	1.45	(2.61)
2014	26.629	521	13,873	1.01	1.45	(13.06)
2013	30.629	521	15,956	1.36	1.45	11.97
2012	27.355	1,566	42,844	0.76	1.45	(4.25)
2011	28.569	1,566	44,779	0.55	1.45	(10.46)
Voya Global Value Advantage Portfolio[1]
Spinnaker & Mainsail
2015	28.382	22,038	625,588	0.51	1.40	(9.16)
Spinnaker Advisor
2015	24.178	521	12,596	0.50	1.45	(3.91)
VY JPMorgan Emerging Markets Equity Portfolio Initial
Spinnaker & Mainsail
2015	19.547	23,611	461,347	1.51	1.40	(16.74)
2014	23.476	32,297	758,199	1.16	1.40	(0.28)
2013	23.543	45,853	1,079,508	1.15	1.40	(6.80)
2012	25.262	54,189	1,368,925	0.00	1.40	17.67
2011	21.469	58,443	1,254,649	1.12	1.40	(19.19)
Wanger USA
Spinnaker & Mainsail
2015	70.395	1,914	134,720	0.00	1.40	(1.99)
2014	71.825	2,983	214,239	0.00	1.40	3.33
2013	69.512	3,121	216,976	0.13	1.40	31.89
2012	52.703	3,696	194,801	0.27	1.40	18.34
2011	44.534	5,149	229,309	0.00	1.40	(4.83)

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

[2]
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying Mutual Fund, net of management fees assessed by the Mutual Fund manager, divided by the trading days average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the Unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Mutual Fund in which the sub-accounts invest.

[3]
These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to Unit values. Charges made directly to contract owner accounts through the redemption of Units and expenses of the underlying Mutual Fund are excluded.

[4]
These amounts represent the total return for the periods indicated, including changes in the value of the underlying Mutual Funds, and reflect deductions for all items included in the expense ratio with the exception of Mutual Fund reorganization. Mutual Funds that have reorganized during the year present information through the time of the reorganization. The total return ratio does not include any expenses assessed through the redemption of Units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the effective commencement date through the end of the reporting period.

Symetra Separate Account C
Notes to Financial Statements

7.	SUBSEQUENT EVENTS
On February 1, 2016, Symetra Financial Corporation became a wholly owned subsidiary of Sumitomo Life Insurance Company, a mutual company (sougo kaisha) organized under the laws of Japan Sumitomo Life in accordance with the terms of the Agreement and Plan of Merger (the Merger Agreement), dated August 11, 2015. This transaction had no impact on the value of the Separate Accounts assets.

The Separate Account has evaluated subsequent events through April 28, 2016, the date on which the Separate Account's financial statements were available to be issued.

SYMETRA LIFE INSURANCE COMPANY
CONSOLIDATED FINANCIAL STATEMENTS

As of December 31, 2015 and 2014
and For the Years Ended December 31, 2015, 2014 and 2013

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Symetra Life Insurance Company

We have audited the accompanying consolidated balance sheets of Symetra Life Insurance Company as of December 31, 2015 and 2014, and the related consolidated statements of income, comprehensive income (loss), changes in stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2015. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Symetra Life Insurance Company at December 31, 2015 and 2014, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2015, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP
Seattle, Washington
March 30, 2016

1

SYMETRA LIFE INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS
(In millions, except share and per share data)

	As of December 31, 2015	As of December 31, 2014
ASSETS
Investments:
Available-for-sale securities:
Fixed maturities, at fair value (amortized cost: $25,591.6 and $23,337.6, respectively)	$26,432.7	$25,066.7
Marketable equity securities, at fair value (cost: $175.8 and $112.9, respectively)	173.4	120.5
Trading securities:
Marketable equity securities, at fair value (cost: $416.9 and $453.4, respectively)	482.4	532.0
Mortgage loans, net	4,778.5	4,130.1
Policy loans	58.5	61.9
Investments in limited partnerships (includes $12.4 and $20.1 at fair value, respectively)	223.4	258.5
Other invested assets, at fair value	139.6	91.6
Total investments	32,288.5	30,261.3
Cash and cash equivalents	144.2	146.5
Accrued investment income	318.2	303.3
Reinsurance recoverables	340.3	328.7
Deferred policy acquisition costs	666.1	395.1
Receivables and other assets	245.9	170.2
Separate account assets	909.8	949.8
Total assets	$34,913.0	$32,554.9
LIABILITIES AND STOCKHOLDER’S EQUITY
Funds held under deposit contracts	$29,607.9	$26,639.4
Future policy benefits	432.8	415.9
Policy and contract claims	150.3	141.8
Other policyholders’ funds	138.8	115.5
Deferred income tax liabilities, net	125.9	425.7
Other liabilities	391.3	288.6
Separate account liabilities	909.8	949.8
Total liabilities	31,756.8	28,976.7
Commitments and contingencies (Note 13)
Common stock, $250 par value; 20,000 shares authorized, issued and outstanding as of December 31, 2015 and 2014	5.0	5.0
Additional paid-in capital	1,653.0	1,642.1
Retained earnings	980.1	941.7
Accumulated other comprehensive income, net of taxes	518.1	989.4
Total stockholder’s equity	3,156.2	3,578.2
Total liabilities and stockholder’s equity	$34,913.0	$32,554.9
See accompanying notes.

2

SYMETRA LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF INCOME
(In millions)

	For the Years Ended December 31,
	2015	2014	2013
Revenues:
Premiums	$716.6	$629.1	$627.2
Net investment income	1,339.4	1,305.9	1,277.3
Policy fees, contract charges, and other	207.0	173.3	159.5
Net realized gains (losses):
Total other-than-temporary impairment losses on securities	(56.1)	(16.3)	(20.4)
Less: portion recognized in other comprehensive income (loss)	17.5	2.2	2.5
Net impairment losses recognized in earnings	(38.6)	(14.1)	(17.9)
Other net realized gains (losses)	(54.5)	51.9	50.6
Net realized gains (losses)	(93.1)	37.8	32.7
Total revenues	2,169.9	2,146.1	2,096.7
Benefits and expenses:
Policyholder benefits and claims	570.8	445.9	462.9
Interest credited	973.6	961.7	940.1
Other underwriting and operating expenses	387.3	358.0	335.4
Amortization of deferred policy acquisition costs	90.1	78.1	72.4
Total benefits and expenses	2,021.8	1,843.7	1,810.8
Income from operations before income taxes	148.1	302.4	285.9
Provision (benefit) for income taxes:
Current	15.8	64.3	61.6
Deferred	(46.1)	(18.1)	(4.1)
Total provision (benefit) for income taxes	(30.3)	46.2	57.5
Net income	$178.4	$256.2	$228.4
See accompanying notes.

3

SYMETRA LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
(In millions)

	For the Years Ended December 31,
	2015	2014	2013
Net income	$178.4	$256.2	$228.4
Other comprehensive income (loss), net of taxes and reclassification adjustments:
Changes in unrealized gains (losses) on available-for-sale securities (net of taxes of $(322.5), $209.9 and $(463.7)	(598.9)	389.6	(861.4)
Other-than-temporary impairments on fixed maturities not related to credit losses (net of taxes of $(6.1), $(0.8) and $(0.9))	(11.4)	(1.4)	(1.6)
Impact of net unrealized (gains) losses on deferred policy acquisition costs and deferred sales inducements (net of taxes of $55.7, $(9.9) and $58.3)	103.3	(18.3)	108.3
Impact of cash flow hedges (net of taxes of $19.3, $11.9 and $(10.3))	35.7	22.0	(19.0)
Other comprehensive income (loss)	(471.3)	391.9	(773.7)
Total comprehensive income (loss)	$(292.9)	$648.1	$(545.3)
See accompanying notes.

4

SYMETRA LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
(In millions)

	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total Stockholder’s Equity
Balances as of January 1, 2013	$5.0	$1,626.9	$777.1	$1,371.2	$3,780.2
Net income	—	—	228.4	—	228.4
Other comprehensive income (loss)	—	—	—	(773.7)	(773.7)
Capital contributions	—	7.1	—	—	7.1
Dividends declared	—	—	(240.0)	—	(240.0)
Balances as of December 31, 2013	$5.0	$1,634.0	$765.5	$597.5	$3,002.0
Balances as of January 1, 2014	$5.0	$1,634.0	$765.5	$597.5	$3,002.0
Net income	—	—	256.2	—	256.2
Other comprehensive income (loss)	—	—	—	391.9	391.9
Capital contributions	—	8.1	—	—	8.1
Dividends declared	—	—	(80.0)	—	(80.0)
Balances as of December 31, 2014	$5.0	$1,642.1	$941.7	$989.4	$3,578.2
Balances as of January 1, 2015	$5.0	$1,642.1	$941.7	$989.4	$3,578.2
Net income	—	—	178.4	—	178.4
Other comprehensive income (loss)	—	—	—	(471.3)	(471.3)
Capital contributions	—	10.9	—	—	10.9
Dividends declared	—	—	(140.0)	—	(140.0)
Balances as of December 31, 2015	$5.0	$1,653.0	$980.1	$518.1	$3,156.2
See accompanying notes.

5

SYMETRA LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS
(In millions)

	For the Years Ended December 31,
	2015	2014	2013
Cash flows from operating activities
Net income	$178.4	$256.2	$228.4
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized (gains) losses	93.1	(37.8)	(32.7)
Accretion and amortization of invested assets, net	107.9	92.3	79.1
Accrued interest on fixed maturities	(9.8)	(11.7)	(14.1)
Amortization and depreciation	20.9	20.0	22.7
Deferred income tax provision (benefit)	(46.1)	(18.1)	(4.1)
Interest credited on deposit contracts	973.6	961.7	940.1
Mortality and expense charges and administrative fees	(162.1)	(137.1)	(122.6)
Changes in:
Accrued investment income	(14.9)	(6.3)	(21.2)
Deferred policy acquisition costs, net	(157.6)	(93.3)	(52.0)
Future policy benefits	16.9	18.0	7.3
Policy and contract claims	8.5	(18.1)	(2.3)
Current income taxes	(13.7)	(11.8)	28.3
Other assets and liabilities	24.3	(30.5)	(19.8)
Other, net	3.9	3.3	5.2
Total adjustments	844.9	730.6	813.9
Net cash provided by (used in) operating activities	1,023.3	986.8	1,042.3
Cash flows from investing activities
Purchases of:
Fixed maturities and marketable equity securities	(6,781.0)	(5,409.5)	(4,975.2)
Other invested assets and investments in limited partnerships	(149.1)	(115.3)	(99.1)
Issuances of mortgage loans	(1,016.2)	(896.6)	(697.4)
Maturities, calls, paydowns, and other repayments	1,874.2	1,794.8	1,770.0
Sales of:
Fixed maturities and marketable equity securities	2,521.2	2,336.6	2,071.8
Other invested assets and investments in limited partnerships	59.8	55.5	8.4
Repayments of mortgage loans	368.7	309.0	248.3
Other, net	55.6	62.3	15.8
Net cash provided by (used in) investing activities	(3,066.8)	(1,863.2)	(1,657.4)
Cash flows from financing activities
Policyholder account balances:
Deposits	4,335.2	3,126.6	2,470.9
Withdrawals	(2,155.4)	(2,006.2)	(1,713.3)
Cash dividends paid on common stock	(140.0)	(125.0)	(195.0)
Other, net	1.4	(8.2)	(31.9)
Net cash provided by (used in) financing activities	2,041.2	987.2	530.7
Net increase (decrease) in cash and cash equivalents	(2.3)	110.8	(84.4)
Cash and cash equivalents at beginning of period	146.5	35.7	120.1
Cash and cash equivalents at end of period	$144.2	$146.5	$35.7
Supplemental disclosures of cash flow information
Net cash paid during the year for:
Income taxes	25.0	75.0	32.0
Non-cash transactions during the period:
Fixed maturities exchanges	143.7	269.7	334.5
Investments in limited partnerships and capital obligations incurred	12.0	9.7	34.3
See accompanying notes.

6

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

1. Organization and Description of Business
The accompanying financial statements include, on a consolidated basis, the accounts of Symetra Life Insurance Company (Symetra Life) and its three wholly-owned subsidiaries, Symetra National Life Insurance Company, First Symetra National Life Insurance Company of New York, and Symetra Reinsurance Corporation, collectively referred to as “Symetra” or “the Company.” Symetra Life is a stock life insurance company and a wholly-owned subsidiary of Symetra Financial Corporation, a Delaware corporation, referred to as “the Parent.”
Symetra offers products and services that serve the retirement, employment-based benefits and life insurance markets. These products and services are marketed through financial institutions, broker-dealers, benefits consultants, and independent agents and advisors in all states and the District of Columbia. The Company’s principal products include fixed, fixed indexed and variable deferred annuities, single premium immediate annuities, medical stop-loss insurance, limited benefit medical insurance, group life and disability income (DI) insurance, individual life insurance and institutional life insurance including bank-owned life insurance (BOLI) and variable corporate owned life insurance (COLI). The Company also services its block of structured settlement annuities.
Sumitomo Life Merger
On February 1, 2016, the Parent became a wholly owned subsidiary of Sumitomo Life Insurance Company, a mutual company (sougo kaisha) organized under the laws of Japan (Sumitomo Life) in accordance with the terms of the Agreement and Plan of Merger, dated August 11, 2015 (the Merger). Each outstanding share of the Parent's common stock was converted into the right to receive $32.00 in cash, without interest (the Per Share Merger Consideration). The aggregate cash consideration paid in connection with the Merger for the outstanding shares of common stock was $3.7 billion.
At or immediately prior to the effective time of the Merger, outstanding awards granted under the Parent's Equity Plan were cancelled and converted into a right to receive an amount in cash, without interest. This included unvested and outstanding stock options, restricted stock and performance unit awards.
        Subsequent to the Merger, the Company will apply "pushdown" accounting by applying the guidance allowed by Accounting Standards Codification (ASC) 805, Business Combinations, including the initial recognition of most of the Company's assets and liabilities at fair value as of the acquisition date, and similarly goodwill calculated and recognized based on the terms of the transaction and the new basis of net assets of the Company. As part of the application of this standard, certain balances will be reset to zero. The new basis of accounting will be the basis of the accounting records in the preparation of future financial statements and related disclosures.
2. Summary of Significant Accounting Policies
Basis of Presentation and Use of Estimates
The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires the Company to make estimates and assumptions that may affect the amounts reported in the consolidated financial statements and accompanying notes. All significant intercompany transactions and balances between Symetra Life and its subsidiaries have been eliminated. Certain reclassifications have been made to prior year financial information for it to conform to the current period presentation.
The most significant estimates include those used to determine the following: valuation of investments carried at fair value; the balance, recoverability and amortization of deferred policy acquisition costs (DAC) and deferred sales inducements (DSI); and the liabilities for funds held under deposit contracts, future policy benefits, and policy and contract claims. The recorded amounts reflect management’s best estimates, though actual results could differ from those estimates.
Recognition of Insurance Revenue and Related Benefits
The Company’s group insurance policies, which include medical stop-loss, limited benefit medical, and group life and DI, are short duration contracts. Premiums from these products are recognized as revenue when earned over the life of the policy. Policyholder claims are charged to operations as incurred.
Traditional individual life insurance products, including term and whole life insurance products, are long-duration contracts, and the associated premiums and benefits are fixed. Premiums from these products are considered earned and recognized as revenue when due. The Company establishes a reserve for future policy benefits associated with earned premiums, resulting in the recognition of profits over the life of the policy.

7

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

Deposits related to universal life (UL) insurance products and investment-type products are credited to policyholder account balances and reflected as liabilities, rather than as premium income, when received. These investment-type products include fixed and fixed-indexed deferred annuities, single premium immediate annuities (SPIA), and structured settlement annuities.
Revenues from UL insurance and investment type products consist of net investment income on the policyholders’ fund balances, and amounts assessed during the period for cost of insurance, policy administration, and surrender charges. The Company includes the amounts assessed in policy fees, contract charges, and other in the consolidated statements of income. Expenses that are charged to operations for these products include interest credited and claims incurred in excess of related policyholder account balances.
Revenue from variable annuities, life, and COLI, include mortality and expense, policy administration and surrender charges. These fees are charged to policyholders’ accounts based upon the daily net assets of the policyholders’ account values and are recognized in policy fees, contract charges, and other in the consolidated statements of income when assessed.
Separate Account Assets and Liabilities
Separate account balances primarily relate to the Company's variable products. Separate account assets are reported at fair value and represent funds that are invested on behalf of the Company’s variable product policyholders. The assets of each separate account are legally segregated and are not subject to claims that arise out of the Company’s other business activities. Investment risks associated with market value changes are borne by the policyholder, except to the extent of guaranteed minimum death benefits (GMDB) made by the Company with respect to certain accounts. Net investment income and realized gains and losses accrue directly to the policyholders and are not included in the Company’s revenues. Separate account liabilities represent the policyholder’s account balance in the separate account.
For variable annuity contracts with GMDB, the Company contractually guarantees death benefits that may exceed the policyholder's account balance. The Company reinsures nearly all of the GMDB risk on its variable annuity contracts.
Funds Held Under Deposit Contracts
Liabilities for fixed annuity contracts and universal life policies, including BOLI, are computed as deposits net of withdrawals made by the policyholder, plus interest amounts credited based on contract specifications, less contract fees and charges assessed.
For SPIAs, including structured settlements, liabilities are based on discounted amounts of estimated future benefits. Future benefits are either fully guaranteed or are contingent on the survivorship of the annuitant. Contingent future benefits are discounted with pricing mortality assumptions, which include provisions for longer life spans over time. The interest rate pattern used to calculate the reserves for SPIAs is set at issue. The interest rates within the pattern vary over time and start with interest rates that prevailed at contract issue. As of December 31, 2015, the weighted-average implied interest rate on the existing book of business was 5.54% and grades to 6.33% during the next 20 years.
Funds held under deposit contracts also include a liability for the embedded derivative related to the Company's fixed indexed annuity (FIA) policies, which is recorded at fair value. See Note 5 for further discussion.
Future Policy Benefits
The Company estimates liabilities for future policy benefits for its traditional individual life policies as the present value of expected future policy benefits less future net premiums. The Company selects the net premiums so that the actuarial present value of future benefits equals the actuarial present value of future premiums. The Company sets the interest, mortality, and persistency assumptions in the year of issue and includes a provision for adverse deviation. The provision for adverse deviation is intended to provide coverage for the risk that actual experience may be worse than locked-in best-estimate assumptions. The Company derives mortality assumptions from both company-specific and industry statistics. Future benefits are discounted at interest rates that vary by year of policy issue. These rates are initially set to be consistent with investment rates at the time of issue, and are graded to a lower rate over time. Assumptions are set at the time each product is introduced and are not updated for actual experience unless the total product liability amount is determined to be inadequate to cover future policy benefits.
The Company estimates liabilities for future policy benefits for certain group long-term disability policies as the present value of future benefit payments, net of terminations and recoveries, and discounted at interest rates based on investment rates at the time of disability.

8

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

Policy Loans
Policy loans are carried at unpaid principal balances. Policy loans are not granted for amounts in excess of the accumulated cash surrender value of the policy or contract.
Investments in Limited Partnerships
The Company invests in limited partnerships that generate tax benefits. These partnerships are established to invest in low-income housing and other qualifying purposes, where the primary return on investment is in the form of income tax credits (collectively referred to as "tax credit investments"). The Company's investments are primarily accounted for under the equity method and recorded at amortized cost. Amortization is based on the expected performance of the underlying partnership, with amortization recorded as a reduction to net investment income. When the carrying value of an investment exceeds the total amount of remaining tax benefits, the Company records an impairment loss, which is included in other net realized gains (losses) in the consolidated statements of income. For certain partnerships, the Company provides its investment over time, and the present value of any unfunded commitments is included in the asset balance and recorded in other liabilities.
Investments in limited partnerships also includes a hedge fund recorded at fair value. The impact of changes in its fair value is recorded in net investment income. The Company elected the fair value option for this investment, regardless of ownership percentage, to standardize the related accounting and reporting.
Variable Interest Entities
The Company performs an ongoing qualitative assessment of its involvement with variable interest entities (VIEs). A VIE is an entity that does not have sufficient equity to finance its own activities without additional financial support, or where investors lack certain characteristics of a controlling financial interest. The Company assesses its contractual, ownership or other interests in a VIE to determine whether it has a variable interest in the entity, and if so, to determine whether the Company has a controlling financial interest and would therefore be considered the primary beneficiary of the VIE. If it is determined the Company is the primary beneficiary of a VIE, the Company includes the assets and liabilities of the VIE in the consolidated financial statements.
The limited partnerships that the Company invests in meet the definition of a VIE. Because the Company, as a limited partner, lacks the ability to direct the activities of any of these partnerships, it is not considered the primary beneficiary and therefore has not consolidated them. The maximum exposure to loss in these VIEs was $228.3 and $262.1 as of December 31, 2015 and 2014, respectively. The maximum exposure to loss includes unconditional commitments to provide future capital contributions.
In the normal course of business, the Company also makes passive investments in structured securities issued by VIEs. These structured securities primarily include residential and commercial mortgage-backed securities and collateralized loan obligations. Because the Company lacks the ability to direct the activities that most significantly impact the economic performance of the VIEs, it is not considered the primary beneficiary and therefore does not consolidate them. The Company’s maximum exposure to loss with respect to these investments is limited to the amortized cost of the Company’s investment, which was $4,128.3 and $4,420.2 as of December 31, 2015 and 2014, respectively.

9

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

Other Significant Accounting Policies
The following table includes significant accounting policies that are described in other notes to the financial statements, including the number of the note:

Significant Accounting Policy	Note #
Investments	3
Mortgage Loans	4
Derivative Financial Instruments	5
Fair Value of Financial Instruments	6
Deferred Policy Acquisition Costs	7
Deferred Sales Inducements	7
Reinsurance	9
Liability for Unpaid Claims	10
Income Taxes	12

10

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

New Accounting Pronouncements

Standard	Description	Date of adoption	Effect on the financial statements or other significant matters
Accounting Pronouncements Newly Adopted
Update No. 2014-01, Investments (Topic 323) – Equity Method and Joint Ventures: Accounting for Investments in Qualified Affordable Housing Projects
This standard provides companies with the option to elect the proportional method of amortization for qualified affordable housing investments if certain criteria are met. Under this method, a company would amortize the cost of its investment in proportion to the tax credits and other tax benefits received. Amortization would be presented as a component of income tax expense. The standard does not apply to other types of tax credit investments.
January 1, 2015
The Company adopted the standard but did not elect the proportional method of amortization for its qualified affordable housing investments. The Company has included the required disclosures about such investments in Note 3.

Accounting Pronouncements Not Yet Adopted
Update No. 2015-05, Intangibles – Goodwill and Other – Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement
This standard provides companies with guidance on how to account for a cloud computing arrangement including a software license. Under the standard, if a cloud computing arrangement includes a software license, a company should account for the fees associated with the software license consistent with the acquisition of other software licenses. If the cloud computing arrangement does not include a software license, it should be accounted for as a service contract.
		January 1, 2016	The Company has elected to prospectively adopt this standard and it does not expect that the standard will have a material impact on the consolidated financial statements.
Update No. 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)
This standard amends disclosure requirements for companies that use the practical expedient to measure the fair value of certain investments using the net asset value per share. Under the standard, companies are no longer required to categorize fair value measurements for these investments in the fair value hierarchy.
		January 1, 2017	Upon adoption, the Company will apply the new disclosure requirements to its investments in limited partnerships that are valued using the practical expedient.
Update No. 2015-09, Financial Services - Insurance (Topic 944): Disclosures about Short-Duration Contracts
This standard amends disclosure requirements for the liability for unpaid claims and claim adjustment expenses on short-duration contracts for insurance entities. Under the standard, companies must include certain additional quantitative and qualitative information about these liabilities in its financial statements.
		January 1, 2017	Upon adoption, the Company will retrospectively apply the new disclosure requirements to its short-duration contracts, which are primarily related to its group insurance policies.
Update No. 2016-01, Financial Instruments (Topic 825): Recognition and Measurement of Financial Assets and Financial Liabilities
This standards amends recognition and disclosure requirements for equity investments, except those accounted for under the equity method of accounting or those consolidated. Under the standard, companies must measure these investments at fair value. In addition, the requirement to disclose the fair value of financial instruments held at amortized cost has been eliminated for nonpublic companies.
January 1, 2019
The Company is in the early stages of evaluating the potential impact of the standard on its financial statements. The Company will apply the standard by means of a cumulative-effect adjustment to the balance sheet.

Update No. 2016-02, Leases (Topic 842)
This standards amends the recognition requirements for all leases with a term greater than 12 months and provides new guidelines for the identification of a lease within a contract. Under the standard, companies must measure and recognize a liability to make lease payments and a right-of-use asset representing the right to use the underlying asset for the lease term. In addition, the standard requires expanded quantitative and qualitative disclosures.

January 1, 2020
The Company is in the early stages of evaluating the potential impact of the standard on its financial statements. Upon adoption, the Company will apply the standard using a modified retrospective approach and apply the requirements to all new leases.

11

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

3. Investments
The Company's investment portfolio consists in large part of fixed maturities and commercial mortgage loans, as well as a smaller allocation of marketable equity securities, investments in limited partnerships, and other investments. Equity investments primarily consist of common stock and exchange-traded funds (ETFs) and support long-duration insurance products in the Income Annuities segment. The majority of the Company's investments are classified as available-for-sale and a small portion is classified as trading.
Available-for-Sale Securities
The Company classifies its investments in fixed maturities and certain marketable equity securities as available-for-sale and carries them at fair value. Fixed maturities primarily include bonds, mortgage-backed securities, collateralized loan obligations and redeemable preferred stock. See Note 6 for information on the valuation of these securities and additional disclosures regarding fair value measurements.
The Company reports net unrealized gains (losses) related to its available-for-sale securities in accumulated other comprehensive income (AOCI) in stockholder's equity, net of related DAC and DSI adjustments and deferred income taxes. The cost of securities sold is determined using the specific-identification method.
The Company reports interest and dividends earned, including prepayment fees or interest-related make whole payments, in net investment income. Interest income for fixed maturities is recognized using the effective yield method. For mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. Quarterly, the Company compares actual prepayments to anticipated prepayments and recalculates the effective yield to reflect actual payments plus anticipated future payments. The Company includes any resulting adjustment in net investment income in the current period.
When the collectibility of interest income for fixed maturities is considered doubtful, any accrued but uncollectible interest is deducted from investment income in the current period. The Company then places the securities on nonaccrual status, and they are not restored to accrual status until all delinquent interest and principal are paid.
Trading Securities
The Company classifies its investments in certain marketable equity securities as trading. Changes in the fair value of the Company's trading portfolio are recorded in net realized gains (losses) in the consolidated statements of income. Dividends earned on trading securities are reported in net investment income.
The following tables summarize the Company’s available-for-sale fixed maturities and marketable equity securities:

	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
As of December 31, 2015
Fixed maturities:
U.S. government and agencies	$479.8	$3.7	$(1.4)	$482.1
State and political subdivisions	842.5	34.1	(1.5)	875.1
Corporate securities	19,373.5	952.2	(307.8)	20,017.9
Residential mortgage-backed securities	2,515.2	131.9	(9.5)	2,637.6
Commercial mortgage-backed securities	1,176.2	36.2	(5.0)	1,207.4
Collateralized loan obligations	663.1	0.1	(18.4)	644.8
Other debt obligations	541.3	30.5	(4.0)	567.8
Total fixed maturities	25,591.6	1,188.7	(347.6)	26,432.7
Marketable equity securities, available-for-sale	175.8	1.2	(3.6)	173.4
Total	$25,767.4	$1,189.9	$(351.2)	$26,606.1

12

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
As of December 31, 2014
Fixed maturities:
U.S. government and agencies	$404.8	$6.1	$(1.0)	$409.9
State and political subdivisions	789.7	40.1	(0.6)	829.2
Corporate securities	17,608.9	1,507.4	(86.9)	19,029.4
Residential mortgage-backed securities	2,747.9	155.1	(6.1)	2,896.9
Commercial mortgage-backed securities	1,252.3	72.9	(1.7)	1,323.5
Other debt obligations	534.0	44.5	(0.7)	577.8
Total fixed maturities	23,337.6	1,826.1	(97.0)	25,066.7
Marketable equity securities, available-for-sale	112.9	8.6	(1.0)	120.5
Total	$23,450.5	$1,834.7	$(98.0)	$25,187.2
The Company maintains a diversified portfolio of corporate fixed maturity securities across industries. The following table presents the composition of the Company’s corporate securities portfolio by sector:

	As of December 31, 2015		As of December 31, 2014
	Fair Value	% of Total	Fair Value	% of Total
Industrial	$3,939.4	19.7%	$3,449.0	18.1%
Consumer discretionary	2,801.2	14.0	2,392.8	12.6
Consumer staples	2,637.8	13.2	2,822.3	14.8
Health care	2,417.9	12.1	2,178.3	11.4
Utilities	2,085.1	10.4	2,130.3	11.2
Financial	2,090.9	10.4	2,042.2	10.7
Other	4,045.6	20.2	4,014.5	21.2
Total	$20,017.9	100.0%	$19,029.4	100.0%
The following tables summarize gross unrealized losses and fair values of the Company’s available-for-sale investments. The tables are aggregated by investment category and present separately those securities that have been in a continuous unrealized loss position for less than twelve months and for twelve months or more.

	Less Than 12 Months			12 Months or More
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
As of December 31, 2015
Fixed maturities:
U.S. government and agencies	$153.4	$(1.4)	18	$—	$—	—
State and political subdivisions	92.3	(1.3)	15	5.4	(0.2)	2
Corporate securities	5,882.8	(229.9)	547	541.4	(77.9)	96
Residential mortgage-backed securities	383.1	(5.5)	64	106.4	(4.0)	22
Commercial mortgage-backed securities	263.6	(4.4)	23	25.3	(0.6)	4
Collateralized loan obligations	566.4	(18.4)	52	—	—	—
Other debt obligations	140.5	(4.0)	15	—	—	—
Total fixed maturities	7,482.1	(264.9)	734	678.5	(82.7)	124
Marketable equity securities, available-for-sale	138.3	(3.6)	4	—	—	—
Total	$7,620.4	$(268.5)	$738	$678.5	$(82.7)	$124

13

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

	Less Than 12 Months			12 Months or More
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
As of December 31, 2014
Fixed maturities:
U.S. government and agencies	$38.4	$(0.2)	7	$59.9	$(0.8)	2
State and political subdivisions	9.3	(0.1)	3	39.3	(0.5)	12
Corporate securities	1,335.6	(43.9)	235	1,027.7	(43.0)	75
Residential mortgage-backed securities	191.5	(1.1)	15	232.0	(5.0)	40
Commercial mortgage-backed securities	54.9	(0.2)	4	48.1	(1.5)	8
Other debt obligations	36.7	(0.2)	10	29.9	(0.5)	3
Total fixed maturities	1,666.4	(45.7)	274	1,436.9	(51.3)	140
Marketable equity securities, available-for-sale	14.9	(0.7)	11	3.3	(0.3)	7
Total	$1,681.3	$(46.4)	$285	$1,440.2	$(51.6)	$147
Based on National Association of Insurance Commissioners (NAIC) ratings as of December 31, 2015 and 2014, the Company held below-investment-grade fixed maturities with fair values of $1,039.0 and $1,126.6, respectively, and amortized costs of $1,083.2 and $1,111.9, respectively. These holdings amounted to 3.9% and 4.5% of the Company’s investments in fixed maturities at fair value as of December 31, 2015 and 2014, respectively.
The following table summarizes the amortized cost and fair value of fixed maturities as of December 31, 2015, by contractual years to maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Amortized Cost	Fair Value
One year or less	$574.5	$580.7
Over one year through five years	6,497.3	6,796.2
Over five years through ten years	9,575.0	9,601.5
Over ten years	4,133.3	4,483.5
Residential mortgage-backed securities	2,515.2	2,637.6
Commercial mortgage-backed securities	1,176.2	1,207.4
Collateralized loan obligations	663.1	644.8
Other asset-backed securities	457.0	481.0
Total fixed maturities	$25,591.6	$26,432.7
The following table summarizes the Company’s net investment income:

	For the Years Ended December 31,
	2015	2014	2013
Fixed maturities	$1,151.3	$1,130.0	$1,113.9
Marketable equity securities	18.1	17.8	15.6
Mortgage loans	247.6	215.7	190.2
Policy loans	3.3	3.5	3.7
Investments in limited partnerships	(48.0)	(32.6)	(20.5)
Other	4.5	4.1	3.8
Total investment income	1,376.8	1,338.5	1,306.7
Investment expenses	(37.4)	(32.6)	(29.4)
Net investment income	$1,339.4	$1,305.9	$1,277.3

14

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

 The following table summarizes the Company’s net realized gains (losses):

	For the Years Ended December 31,
	2015	2014	2013
Fixed maturities:
Gross gains on sales	$13.2	$32.3	$11.7
Gross losses on sales	(22.2)	(7.5)	(19.7)
Net impairment losses recognized in earnings	(38.6)	(14.1)	(17.9)
Other (1)	(16.4)	(12.1)	(2.4)
Total fixed maturities	(64.0)	(1.4)	(28.3)
Marketable equity securities, trading (2)	10.0	55.7	67.2
Investments in limited partnerships	(40.9)	(16.7)	(6.8)
Other (3)	(5.4)	(1.3)	(2.1)
DAC and DSI adjustment	7.2	1.5	2.7
Net realized gains (losses)	$(93.1)	$37.8	$32.7
____________________

(1)	This includes net gains (losses) on calls and redemptions, and changes in the fair value of the convertible securities.

(2)
This includes net gains (losses) on changes in the fair value of trading securities held as of period end totaling $4.0, $32.3 and $41.7 for the years ended December 31, 2015, 2014 and 2013, respectively.

(3)	This includes net gains (losses) on derivatives not designated for hedge accounting and other instruments including embedded derivatives related to the Company's fixed indexed annuity (FIA) product.
Other-Than-Temporary Impairments (OTTI)
The Company’s review of available-for-sale investment securities for OTTI includes both quantitative and qualitative criteria. Quantitative criteria include the length of time and amount that each security is in an unrealized loss position (i.e., is underwater) and, for fixed maturities, whether expected future cash flows indicate that a credit loss exists.
While all securities are monitored for impairment, the Company’s experience indicates that, under normal market conditions, securities for which the cost or amortized cost exceeds fair value by less than 20% do not typically represent a significant risk of impairment and, often, fair values recover over time as the factors that caused the declines improve. If the estimated fair value has declined and remained below cost or amortized cost by 20% or more for at least six months, the Company further analyzes the decrease in fair value to determine whether it is an other-than-temporary decline.
The Company considers the following qualitative factors as part of its OTTI analysis:

•	Extent and duration of the decline in fair value below cost or amortized cost;

•
The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations, earnings potential or compliance with terms and covenants of the security;

•	Changes in the financial condition of the security’s underlying collateral;

•	Any downgrades of the security by a rating agency;

•	Nonpayment of scheduled interest, or the reduction or elimination of dividends;

•	Other indications that a credit loss has occurred; and

•
For fixed maturities, the Company’s intent to sell or whether it is more likely than not the Company will be required to sell the fixed maturity prior to recovery of its amortized cost, considering any regulatory developments, prepayment or call notifications and the Company’s liquidity needs.

For fixed maturities, the Company concludes that an OTTI has occurred if a security is underwater and there is an intent to sell the security or if the present value of expected cash flows is less than the amortized cost of the security (i.e., a credit loss exists). Where a credit loss exists, the Company isolates the portion of the total unrealized loss related to a credit loss, which is recognized in realized gains (losses) on the consolidated statements of income, and the remainder is recorded as a non-credit OTTI through other comprehensive income.
In order to determine the amount of the credit loss, the Company calculates the recovery value by discounting its estimate of future cash flows from the security. The discount rate is the original effective yield for corporate securities or current effective yield for mortgage-backed and other structured securities.

15

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

 Determination of Credit-Related OTTI on Corporate Securities
To determine the recovery value for a corporate security, the Company performs an analysis including, but not limited to, the following:

•	Expected cash flows of the issuer;

•	Fundamentals of the industry in which the issuer operates;

•	Fundamentals of the issuer to determine what the Company would recover if the issuer were to file for bankruptcy or restructure its debt outside of bankruptcy;

•	Expectations regarding defaults and recovery rates;

•	Changes to the rating of the security by a rating agency;

•	Third party guarantees; and

•	Additional available market information.
Determination of Credit-Related OTTI on Structured Securities
To determine the recovery value for a structured security, including residential mortgage-, commercial mortgage- and other asset-backed securities, the Company performs an analysis including, but not limited to, the following:

•	Expected cash flows from the security;

•	Creditworthiness;

•	Delinquency ratios, debt-service coverage, and loan-to-value ratios on the underlying collateral;

•	Underlying collateral values, vintage year and level of subordination;

•	Geographic concentrations; and

•	Susceptibility to prepayment and anti-selection due to changes in the interest rate environment.
The largest write-downs recorded through net realized gains (losses) on fixed maturities were related to investments in the following sectors:

	As of December 31,
	2015		2014		2013
	Amount	% of Total	Amount	% of Total	Amount	% of Total
Energy	$30.5	79.0%	$8.9	63.1%	$0.7	3.9%
Financials	1.8	4.7	0.6	4.3	1.9	10.6
U.S. Federal Government (1)	1.6	4.1	1.2	8.5	5.9	33.0
Materials	1.5	3.9	2.9	20.6	4.3	24.0
Other	3.2	8.3	0.5	3.5	5.1	28.5
Net impairment losses recognized in earnings	$38.6	100.0%	$14.1	100.0%	$17.9	100.0%
____________________

(1)	Impairments on U.S. Federal Government securities are due to the Company's intent to sell.

16

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

The following table presents the severity and duration of the gross unrealized losses on the Company’s available-for-sale fixed maturities in an unrealized loss position (i.e., underwater), after the recognition of OTTI:

	As of December 31, 2015			As of December 31, 2014
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
Fixed maturities
Underwater by 20% or more:
Less than 6 consecutive months	$86.4	$(37.1)	56	$38.5	$(17.3)	33
6 consecutive months or more	44.9	(21.5)	22	4.5	(2.8)	8
Total underwater by 20% or more	131.3	(58.6)	78	43.0	(20.1)	41
All other underwater fixed maturities	8,029.3	(289.0)	757	3,060.3	(76.9)	373
Total underwater fixed maturities	$8,160.6	$(347.6)	$835	$3,103.3	$(97.0)	414
The Company reviewed its available-for-sale fixed maturities with unrealized losses as of December 31, 2015 and 2014 in accordance with its impairment policy and determined, after the recognition of OTTI, that the remaining declines in fair value were temporary. The Company did not intend to sell its underwater securities, and it was not more likely than not that the Company will be required to sell the securities before recovery of cost or amortized cost, which may be maturity. This conclusion is supported by the Company’s spread analyses, cash flow modeling and expected continuation of contractually required principal and interest payments.
Changes in the amount of credit-related OTTI recognized in net income where the portion related to other factors was recognized in other comprehensive income (OCI) were as follows:

	For the Years Ended December 31,
	2015	2014	2013
Balance, beginning of period	$20.1	$23.1	$36.2
Increases recognized in the current period:
For which an OTTI was not previously recognized	8.3	1.1	2.9
For which an OTTI was previously recognized	7.8	1.8	2.7
Decreases attributable to:
Securities sold or paid down during the period	(7.4)	(5.8)	(18.7)
Previously recognized credit losses on securities impaired during the period due to a change in intent to sell (1)	(1.1)	(0.1)	—
Balance, end of period	$27.7	$20.1	$23.1
_________________

(1)	Represents circumstances where the Company determined in the period that it intended to sell the security prior to recovery of its amortized cost.
Investments in Limited Partnerships — Affordable Housing Project Investments
The Company invests in limited partnerships that are established to fund low-income housing and other qualifying purposes, where the primary return on investment is in the form of income tax credits. These are collectively referred to as "tax credit investments," and the majority of the Company's investments in such partnerships relate to affordable housing project investments. As of December 31, 2015 and December 31, 2014, the Company's tax credit investments had carrying values of $210.9 and $238.4, respectively, of which $193.1 and $228.7 related to affordable housing project investments, respectively.
The following table sets forth the impact of affordable housing project investments on net income. These amounts do not include the impacts of the Company's holdings in other types of tax credit investments.

17

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

	For the Years Ended December 31,
	2015	2014	2013
Amortization	$(30.6)	$(25.8)	$(20.0)
Realized losses	(8.3)	(8.5)	(2.2)
Tax benefit from amortization and realized losses	13.6	12.0	7.8
Tax credits	45.2	48.4	34.3
Impact to net income	$19.9	$26.1	$19.9

Summary of Investments – Other than Investments in Related Parties
The following table summarizes investments held by the Company, other than investments in related parties, as of December 31, 2015:

	Cost or Amortized Cost	Fair Value	Amount as shown in Balance Sheet
Type of Investment:
Fixed maturities:
U.S. government and government agencies and authorities	$479.8	$482.1	$482.1
States, municipalities and political subdivisions	842.5	875.1	875.1
Foreign governments	84.2	86.8	86.8
Public utilities	1,911.5	2,019.1	2,019.1
Convertible bonds and bonds with warrants attached	4.2	4.5	4.5
All other corporate bonds	17,164.1	17,685.2	17,685.2
Mortgage-backed securities	4,795.3	4,952.4	4,952.4
Redeemable preferred stock	60.8	52.3	52.3
Total fixed maturities (1)	25,342.4	26,157.5	26,157.5
Marketable equity securities:
Banks, trusts, and insurance companies	475.0	520.7	520.7
Industrial, miscellaneous, and all other	83.7	100.4	100.4
Nonredeemable preferred stock	32.0	32.9	32.9
Total marketable equity securities (2)	590.7	654.0	654.0
Mortgage loans (3)	4,786.6	4,995.6	4,778.5
Policy loans	58.5	58.5	58.5
Other investments (4)	328.6	349.2	363.0
Total investments	$31,106.8	$32,214.8	$32,011.5
_______________

(1)
The amount shown in the consolidated balance sheet for total fixed maturities differs from the cost and fair value presented above, as the consolidated balance sheet includes affiliated fixed maturities with an amortized cost and fair value of $249.2 and $275.2, respectively.

(2)
The amount shown in the consolidated balance sheet for total marketable equity securities differs from the cost and fair value presented above, as the consolidated balance sheet includes affiliated marketable equity securities with a cost and fair value of $2.0 and $1.8, respectively.

(3)
The amount shown in the consolidated balance sheet for mortgage loans differs from the cost presented above, as the amount in the consolidated balance sheet is presented net of a $8.1 allowance for loan losses.

(4)
The amount shown in the consolidated balance sheet for other investments differs from the fair value presented above, as the Company’s tax credit investments are presented at amortized cost in the consolidated balance sheet.

4. Mortgage Loans
The Company originates and manages a portfolio of mortgage loans which are secured by first-mortgage liens on income-producing commercial real estate, primarily in the retail, industrial and office building sectors. Loans are underwritten based on loan-to-value (LTV) ratios and debt-service coverage ratios (DSCR) as well as detailed market, property and borrower analyses. The Company’s mortgage loan portfolio is considered a single portfolio segment and class of financing receivables, which is consistent with how the Company assesses and monitors the risk and performance of the portfolio. A large majority of these loans have personal guarantees, and all mortgaged properties are inspected annually.

18

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

The Company carries its mortgage loans at outstanding principal balances, adjusted for unamortized deferred fees and costs, net of an allowance for loan losses. Loan origination fees and costs are deferred and amortized over the life of the loan. Interest income, including amortization of deferred fees and expenses, is recorded in net investment income.
The Company’s mortgage loan portfolio is generally diversified by geographic region, loan size and scheduled maturity. As of December 31, 2015, the three states with the largest concentrations of the Company's commercial mortgage loans were California, primarily the Los Angeles area, Texas and Washington. Loans in these states comprised 29.1%, 11.0% and 7.5% of the total portfolio, respectively.
Allowance for Mortgage Loans
The allowance for losses on mortgage loans provides for the risk of credit loss inherent in the lending process. The allowance includes a portfolio reserve for probable losses incurred but not specifically identified and, as needed, specific reserves for impaired loans. The allowance for losses on mortgage loans is evaluated at each reporting period and adjustments are recorded when appropriate. To assist in its evaluation of the allowance for loan losses, the Company utilizes the following credit quality indicators to categorize its loans as lower, medium or higher risk:

•	Lower Risk Loans – Loans with an LTV ratio of less than 65%, and a DSCR of greater than 1.50.

•	Medium Risk Loans – Loans that have an LTV ratio at or less than 65% but a DSCR at or below 1.50, or loans with an LTV ratio between 65% and 80%, and a DSCR at or greater than 1.50.

•	Higher Risk Loans – Loans with an LTV ratio greater than 80%, or loans which have an LTV ratio between 65% and 80%, and a DSCR of less than 1.50.
Loans are specifically evaluated for impairment if the Company considers it probable that amounts due according to the terms of the loan agreement will not be collected, or the loan is modified in a troubled debt restructuring. The Company establishes specific reserves for these loans when the fair value is less than its carrying value.

The following table sets forth the Company’s mortgage loans by risk category:

	As of December 31, 2015		As of December 31, 2014
	Carrying Value	% of Total	Carrying Value	% of Total
Lower risk	$3,103.2	64.9%	$2,567.0	62.1%
Medium risk	1,129.3	23.6	994.2	24.1
Higher risk	547.9	11.5	571.3	13.8
Credit quality indicator total	4,780.4	100.0%	4,132.5	100.0%
Loans specifically evaluated for impairment (1)	1.7		2.0
Other (2)	(3.6)		(4.4)
Total	$4,778.5		$4,130.1
________________

(1)	As of December 31, 2015 and 2014, reserve amounts of $0.2 were held for loans specifically evaluated for impairment.

(2)	Includes the allowance for loan losses and deferred fees and costs.
In developing its portfolio reserve for incurred but not specifically identified losses, the Company evaluates loans by risk category and considers its past loan experience, commercial real estate market conditions, and third party data for expected losses on loans with similar LTV ratios and DSCRs. Each loan’s LTV ratio and DSCR is updated annually, primarily during the third quarter. In developing its provision for specifically identified loans, a market valuation on the collateral is performed to determine if a reserve is necessary.
The following table summarizes the activity in the Company’s allowance for mortgage loan losses, which includes portfolio and specific reserves:

	For the Years Ended December 31,
	2015	2014	2013
Allowance at beginning of period	$8.1	$8.1	$7.9
Provision for specific loans	—	—	0.2
Allowance at end of period (1)	$8.1	$8.1	$8.1

(1)	For the years ended December 31, 2015 , 2014 and 2013 , no additional portfolio reserve provisions or charge offs were recorded.

19

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

Non-performing loans, defined generally as those in default, close to being in default or more than 90 days past due, are placed on non-accrual status. As of December 31, 2015, no loans were considered non-performing. As of December 31, 2014, one loan with an outstanding balance of $1.5 was considered non-performing.
5. Derivative Instruments
The Company uses derivative financial instruments to hedge certain portions of its exposure to equity market risk, interest rate risk and foreign currency exchange risk. Derivative financial instruments currently held consist primarily of index options, interest rate swaps, foreign currency swaps and foreign currency forwards. Derivative instruments may be exchange-traded or contracted in the over-the-counter (OTC) market. The Company has established policies for managing its derivatives, including prohibitions on derivatives market-making and other speculative derivatives activities. All of the Company’s derivative financial instruments are individually recognized at fair value as either assets within other invested assets, or liabilities within other liabilities in the consolidated balance sheets.
The accounting for changes in the fair value of derivative instruments depends on whether it qualifies and has been designated for hedge accounting. To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship.
When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded as a component of OCI and reclassified into net income in the same period during which the hedged transaction affects net income. Any hedge ineffectiveness is recorded in the consolidated statements of income within net realized gains (losses). If a derivative instrument does not qualify, or is not designated for hedge accounting, the changes in its fair value are recorded in the consolidated statements of income within net realized gains (losses).
The Company prospectively discontinues hedge accounting when: (1) the criteria to qualify for hedge accounting is no longer met (e.g., the derivative is no longer highly effective in offsetting the change in cash flows of a hedged item); (2) the derivative expires, is sold, terminated or exercised; or (3) the derivative is de-designated as a hedging instrument for hedge accounting purposes. If it is determined that a derivative no longer qualifies as an effective hedge, the derivative continues to be carried in the consolidated balance sheets at its fair value, with changes in fair value recognized prospectively in income.
The Company also issues fixed indexed annuity contracts that contain embedded derivatives, which are recorded at fair value in funds held under deposit contracts in the consolidated balance sheets.
Derivative Exposure
The following table sets forth the fair value of the Company’s derivative instruments. In the consolidated balance sheets, derivative contracts in an asset position are included in other invested assets, derivative contracts in a liability position are included in other liabilities, and embedded derivative liabilities are included in funds held under deposit contracts.

	As of December 31, 2015			As of December 31, 2014
		Fair Value			Fair Value
	Notional Amount	Assets	Liabilities	Notional Amount	Assets	Liabilities
Derivatives designated as hedges
Cash flow hedges:
Interest rate swaps	$424.5	$6.1	$3.1	$158.5	$5.4	$—
Foreign currency swaps	679.8	61.8	—	638.6	14.9	10.2
Total derivatives designated as hedges	$1,104.3	$67.9	$3.1	$797.1	$20.3	$10.2
Derivatives not designated as hedges
Index options	$3,794.0	$71.3	$—	$2,055.9	$71.0	$0.1
Interest rate swaps	118.3	0.1	0.8	—	—	—
Foreign currency forwards	9.5	0.2	—	18.3	0.1	—
Embedded derivatives	—	—	385.7	—	—	230.1
Other derivatives	122.7	—	0.5	25.3	0.2	0.4
Total derivatives not designated as hedges	4,044.5	71.6	387.0	2,099.5	71.3	230.6
Total derivatives	$5,148.8	$139.5	$390.1	$2,896.6	$91.6	$240.8

20

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

Equity Market Contracts and Embedded Derivatives
The Company uses indexed call options as part of its equity market risk management strategy. The Company offers a FIA contract that permits the contract holder to allocate all or a portion of their account value to an index-linked component, where interest credited to the contract is linked to index performance, subject to caps or performance margins set by the Company. The contract holders may elect to rebalance index options at renewal dates, typically annually. As of each renewal date, the Company has the opportunity to re-price the indexed component by establishing revised cap rates or performance margins, subject to contractual guarantees. The Company transacts in call options according to the portfolio allocation decisions of the contract holders, such that the Company is economically hedged with respect to equity returns for the current interest term. These derivatives are not designated for hedge accounting.
The index-based crediting feature in these contracts is an embedded derivative instrument that is bifurcated from the host contract for measurement purposes, because it possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract. The embedded derivative, which is reported with the host instrument as funds held under deposit contracts in the consolidated balance sheets, is carried at fair value with changes in fair value recognized in net realized gains (losses).
Foreign Currency Contracts
The Company uses foreign currency swaps and forwards as part of its foreign currency risk management strategy, to reduce risks from changes in currency exchange rates with respect to the Company's investments denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with other parties to exchange, at specified intervals, one currency for another at a specified rate of exchange. Generally, the notional amount of each currency is exchanged at the maturity of the currency swap by each party. These derivatives qualify and are designated as cash flow hedges, and accumulated gains (losses) are reclassified into income when interest and principal payments on the underlying foreign bonds are received.
The Company is invested in foreign currency forwards to hedge exposure related to purchases of foreign denominated equities and fixed maturities. The Company invests in foreign currency forwards to economically hedge its exposure related to foreign currency-denominated fixed maturity purchases until a foreign currency swap is executed, or to economically hedge fluctuations in the value of foreign-denominated equities owing to exchange rate changes. In a foreign currency forward transaction, the Company agrees with other parties to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. In general, the Company is selling a foreign currency and receiving U.S. dollars to protect against fluctuations in exchange rates over a short period of time. These derivatives are not designated for hedge accounting.
Interest Rate Swaps
The Company uses interest rate swaps as part of its interest rate risk management strategy. In an interest rate swap, the Company agrees with other parties to exchange, at specified intervals, the difference between floating-rate and fixed-rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company primarily uses interest rate swaps to synthetically convert variable rate fixed maturities, including investment in collateralized loan obligations, to fixed rate securities. Most of these derivatives qualify and are designated as cash flow hedges, and accumulated gains (losses) are reclassified into income when interest payments on the underlying bonds are received.
Collateral Arrangements and Offsetting of Financial Instruments
The Company’s non-centrally-cleared, over-the-counter derivative contracts are typically governed by an International Swaps and Derivatives Association (ISDA) Master Agreement, except for foreign currency forwards which do not require an ISDA. For each ISDA, the Company and the counterparty have also entered into a credit support annex (CSA) to reduce the risk of counterparty default in derivative transactions by requiring the posting of cash collateral or other financial assets. The CSA requires either party to post collateral when net exposures from all derivative contracts between the parties exceed pre-determined contractual thresholds, which vary by counterparty. The amount of net exposure is the difference between the derivative contract’s fair value and the fair value of the collateral held for such agreements with each counterparty. Collateral amounts required to be posted or received are determined daily based on the net exposure with each counterparty under a master netting agreement. The Company is also required to post initial and variation margin on centrally cleared instruments and, as a result, may have collateral posted related to derivatives in an asset position. The Company does not offset recognized collateral amounts pledged or received against the fair value amounts recognized for derivative contracts.

21

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

In the consolidated balance sheets, the Company recognizes cash collateral received in cash and cash equivalents, and the obligation to return cash collateral in other liabilities. Non-cash collateral received is not recognized in the consolidated balance sheets. In the event of default, the counterparty relinquishes claim to the assets pledged as collateral, and the Company recognizes the collateral as its own asset recorded at fair value, or, in the case of cash collateral, derecognizes its obligation to return collateral. As our activity increases in derivatives associated with our collateralized loan obligations, there are corresponding increases in non-cash collateral posted, owing to initial margin requirements of our central counterparty.

The following tables present the potential effect of netting arrangements by counterparty on the Company’s consolidated balance sheets:

	As of December 31, 2015
		Gross Amount of Collateral (Received) Posted
	Fair Value Presented in the Balance Sheets	Financial Instruments	Cash Collateral	Net Amount
Counterparty:
Assets:
A	$11.4	$—	$(11.4)	$—
B (1)	38.1	12.1	(37.7)	12.5
C	14.2	—	(13.7)	0.5
F	19.9	—	(19.9)	—
G	21.9	—	(21.9)	—
H	10.0	—	(10.0)	—
Other	24.0	—	(21.3)	2.7
Total derivative assets	$139.5	$12.1	$(135.9)	$15.7
_______________________
(1) Amounts include financial instruments of $12.1 posted by the Company to comply with regulatory requirements on centrally cleared instruments.

	As of December 31, 2015
		Gross Amount of Collateral Received (Posted)
	Fair Value Presented in the Balance Sheets	Financial Instruments	Cash Collateral	Net Amount
Counterparty:
Liabilities:
F	$0.5	$—	$—	$0.5
Other	3.9	—	—	3.9
Total derivative liabilities (1)	$4.4	$—	$—	$4.4
_______________________
(1) Excludes $385.7 of embedded derivatives which have no counterparty.

22

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

	As of December 31, 2014
		Gross Amount of Collateral (Received) Posted
	Fair Value Presented in the Balance Sheets	Financial Instruments	Cash Collateral	Net Amount
Counterparty:
Assets:
A	$12.0	$—	$(12.0)	$—
B (1)	20.2	1.9	(13.9)	8.2
C	12.0	—	(12.0)	—
D	14.9	—	(14.9)	—
F	24.0	—	(24.0)	—
Other	8.5	—	(6.7)	1.8
Total derivative assets	$91.6	$1.9	$(83.5)	$10.0
_______________________
(1) Amounts include financial instruments of $1.9 posted by the Company to comply with regulatory requirements on certain centrally cleared instruments.

	As of December 31, 2014
		Gross Amount of Collateral Received (Posted)
	Fair Value Presented in the Balance Sheets	Financial Instruments	Cash Collateral	Net Amount
Counterparty:
Liabilities:
A	$1.2	$—	$—	$1.2
B	6.7	—	(0.1)	6.6
E	2.4	—	—	2.4
Other	0.4	—	—	0.4
Total derivative liabilities (1)	$10.7	$—	$(0.1)	$10.6
_______________________
(1) Excludes $230.1 of embedded derivatives which have no counterparty.
Derivatives Designated as Hedges
The following table presents the amount of gain (loss) recognized in OCI on derivatives that qualify as cash flow hedges:

	For the Years Ended December 31,
	2015	2014	2013
Interest rate swaps	$2.4	$3.6	$(2.8)
Foreign currency swaps	62.7	34.5	(24.0)
Total	$65.1	$38.1	$(26.8)
See Note 8 for amounts reclassified out of AOCI and into net income for the years ended December 31, 2015, 2014 and 2013. The Company expects to reclassify net gains of $12.0 from AOCI into net income in the next 12 months, which includes both discontinued hedges and periodic settlements of active hedges. Actual amounts may vary from this estimate as a result of market conditions.
As of December 31, 2015, the maximum term over which the Company is hedging its exposure to the variability in future cash flows is approximately fifteen years. The Company recorded no ineffectiveness for cash flow hedging relationships for the years ended December 31, 2015, 2014 or 2013.

23

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

Derivatives Not Designated as Hedges
The following table shows the effect of derivatives not designated as hedges in the consolidated statements of income, which is recorded in net realized gains (losses):

	For the Years Ended December 31,
	2015	2014	2013
Index options	$(23.9)	$33.4	$21.4
Interest rate swaps	3.6	—	—
Foreign currency forwards	0.6	1.3	0.9
Embedded derivatives	6.9	(38.7)	(23.0)
Other derivatives	(2.5)	2.5	(1.9)
Total	$(15.3)	$(1.5)	$(2.6)

6. Fair Value of Financial Instruments
The Company determines the fair value of its financial instruments based on the fair value hierarchy, which favors the use of observable inputs over the use of unobservable inputs when measuring fair value. The Company has categorized its financial instruments into the three-level hierarchy, which gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The level to which a fair value measurement falls is assigned based on the lowest-level input that is significant to the measurement. The fair value measurements for the Company’s financial instruments are categorized as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical instruments. This category primarily consists of exchange-traded marketable equity securities and mutual fund investments.

•
Level 2 — Quoted prices for similar instruments in active markets and model-derived valuations whose inputs are observable. This category includes those financial instruments that are valued using industry-standard pricing methodologies or models. All significant inputs are observable or derived from observable information in the marketplace. Financial instruments in this category primarily include corporate fixed maturities and mortgage-backed securities.

•
Level 3 — Fair value estimates whose significant inputs are unobservable. This includes financial instruments for which fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on or corroborated by readily available market information. In limited circumstances, this may also utilize estimates based on non-binding broker quotes. This category primarily consists of funds held under deposit contracts and mortgage loans.

24

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

The following tables present the fair value of the Company’s financial instruments classified by the valuation hierarchy described above. The financial instruments are separated between those measured at fair value on a recurring basis and those not carried at fair value, but for which disclosure of fair value is required.

	As of December 31, 2015
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Measured at fair value on a recurring basis:
Financial assets:
Fixed maturities, available-for-sale:
U.S. government and agencies	$482.1	$482.1	$—	$482.1	$—
State and political subdivisions	875.1	875.1	—	875.1	—
Corporate securities	20,017.9	20,017.9	—	19,970.1	47.8
Residential mortgage-backed securities	2,637.6	2,637.6	—	2,637.6	—
Commercial mortgage-backed securities	1,207.4	1,207.4	—	1,206.2	1.2
Collateralized loan obligations	644.8	644.8	—	555.2	89.6
Other debt obligations	567.8	567.8	—	525.3	42.5
Total fixed maturities, available-for-sale	26,432.7	26,432.7	—	26,251.6	181.1
Marketable equity securities, available-for-sale	173.4	173.4	140.5	27.0	5.9
Marketable equity securities, trading	482.4	482.4	482.2	—	0.2
Investments in limited partnerships, alternative investments	12.5	12.5	—	12.5	—
Other invested assets:
Index options	71.3	71.3	—	67.6	3.7
Other	68.3	68.3	—	68.2	0.1
Total other invested assets	139.6	139.6	—	135.8	3.8
Total investments carried at fair value	27,240.6	27,240.6	622.7	26,426.9	191.0
Separate account assets	909.8	909.8	909.8	—	—
Total assets at fair value	$28,150.4	$28,150.4	$1,532.5	$26,426.9	$191.0
Financial liabilities:
Embedded derivatives	385.7	385.7	—	—	385.7
Total liabilities at fair value	$385.7	$385.7	$—	$—	$385.7

Subject to fair value disclosure requirements:
Financial assets:
Mortgage loans	$4,778.5	$4,995.6	$—	$—	$4,995.6
Investments in limited partnerships, tax credit investments	210.9	197.1	—	197.1	—
Cash and cash equivalents	144.2	144.2	144.2	—	—
Financial liabilities:
Funds held under deposit contracts (1):
Deferred annuities	$16,292.9	$16,487.2	$—	$—	$16,487.2
Income annuities	6,527.0	7,859.7	—	—	7,859.7
_______________________

(1)	The carrying value of this balance excludes $6,788.0 of liabilities related to insurance contracts and embedded derivatives.

25

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

	As of December 31, 2014
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Measured at fair value on a recurring basis:
Financial assets:
Fixed maturities, available-for-sale:
U.S. government and agencies	$409.9	$409.9	$—	$409.9	$—
State and political subdivisions	829.2	829.2	—	829.2	—
Corporate securities	19,029.4	19,029.4	—	18,957.8	71.6
Residential mortgage-backed securities	2,896.9	2,896.9	—	2,896.9	—
Commercial mortgage-backed securities	1,323.5	1,323.5	—	1,321.0	2.5
Other debt obligations	577.8	577.8	—	506.1	71.7
Total fixed maturities, available-for-sale	25,066.7	25,066.7	—	24,920.9	145.8
Marketable equity securities, available-for-sale	120.5	120.5	62.8	57.7	—
Marketable equity securities, trading	532.0	532.0	531.6	—	0.4
Investments in limited partnerships, alternative investments	20.1	20.1	—	—	20.1
Other invested assets:
Index options	71.0	71.0	—	68.6	2.4
Other	20.6	20.6	—	20.6	—
Total other invested assets	91.6	91.6	—	89.2	2.4
Total investments carried at fair value	25,830.9	25,830.9	594.4	25,067.8	168.7
Separate account assets	949.8	949.8	949.8	—	—
Total assets at fair value	$26,780.7	$26,780.7	$1,544.2	$25,067.8	$168.7
Financial liabilities:
Embedded derivatives	230.1	230.1	—	—	230.1
Foreign currency swaps	10.2	10.2	—	10.2	—
Total liabilities at fair value	$240.3	$240.3	$—	$10.2	$230.1

Subject to fair value disclosure requirements:
Financial assets:
Mortgage loans	$4,130.1	$4,375.8	$—	$—	$4,375.8
Investments in limited partnerships, tax credit investments	238.4	226.6	—	226.6	—
Cash and cash equivalents	146.5	146.5	146.5	—	—
Financial liabilities:
Funds held under deposit contracts (1):
Deferred annuities	$13,686.8	$14,004.2	$—	$—	$14,004.2
Income annuities	6,564.0	8,500.2	—	—	8,500.2
_______________________

(1)	The carrying value of this balance excludes $6,388.7 of liabilities related to insurance contracts and embedded derivatives.

26

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

Financial Instruments Measured at Fair Value on a Recurring Basis
Fixed Maturities
The vast majority of the Company’s fixed maturities have been classified as Level 2 measurements. To make this assessment, the Company determines whether the market for a security is active and if significant pricing inputs are observable. The Company predominantly utilizes third party independent pricing services to assist management in determining the fair value of its fixed maturity securities. As of December 31, 2015 and 2014, respectively, pricing services provided prices for 94.8% and 95.5% of the Company’s fixed maturities.
As of December 31, 2015, the Company had $1,157.6 or 4.4%, of its fixed maturities invested in private placement securities. The use of significant observable inputs in determining the fair value of the Company’s investments in private placement securities resulted in the classification of $1,125.1, or 97.2%, as Level 2 measurements as of December 31, 2015. As of December 31, 2014, the Company had $929.0, or 3.7%, of its fixed maturities invested in private placement securities, of which $870.7, or 93.7%, were classified as Level 2 measurements.
Corporate Securities
As of December 31, 2015 and 2014, the fair value of the Company’s corporate securities classified as Level 2 measurements was $19,970.1 and $18,957.8, respectively. The following table presents additional information about the composition of the Level 2 corporate securities:

	As of December 31, 2015			As of December 31, 2014
	Amount	% of Total	# of Securities	Amount	% of Total	# of Securities
Significant security sectors
Industrial	$3,939.0	19.7%	251	$3,449.0	18.2%	226
Consumer staples	2,637.9	13.2	158	2,815.9	14.9	162
Consumer discretionary	2,801.2	14.0	222	2,392.8	12.6	199
Health care	2,417.8	12.1	146	2,143.6	11.3	122
Utilities	2,061.8	10.3	159	2,109.8	11.1	154
Financials	2,080.5	10.4	155	2,032.2	10.7	162

Weighted-average coupon rate	4.85%			5.31%
Weighted-average remaining years to contractual maturity	8.4			9.1
The majority of corporate securities classified as Level 2 measurements are priced by independent pricing services utilizing evaluated pricing models. Because many corporate securities do not trade on a daily basis, evaluated pricing models apply available information through processes such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing to prepare valuations. The significant inputs for security evaluations include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and other reference data, including market research publications.
As of December 31, 2015 and 2014, $1,059.6, or 5.3%, and $770.6, or 4.1%, respectively, of Level 2 corporate securities were privately placed. These securities were valued using a matrix pricing approach. The significant inputs to the measurement are the base credit spread, treasury yield and expected future cash flows of the security, which are all observable inputs. The base spread is determined based on trades of similar publicly-traded securities, and the expected future cash flows are based on the contractual terms of the security. The valuation approach also incorporates an illiquidity spread, determined based on premiums demanded by investors for privately placed securities. The illiquidity spread is an unobservable input, which ranges from 0 to 40 basis points and is based on the credit quality of the security. The illiquidity spread does not significantly impact the resulting valuation and thus management does not believe it prohibits Level 2 classification.
Residential Mortgage-backed Securities
As of December 31, 2015 and 2014, the fair value of the Company’s residential mortgage-backed securities (RMBS) classified as Level 2 measurements was $2,637.6 and $2,896.9, respectively. These securities were primarily fixed-rate, with a weighted-average coupon rate of 3.91% and 4.19% as of December 31, 2015 and 2014, respectively.

27

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

The Company's residential mortgage-backed securities (RMBS) classified as Level 2 measurements are priced by pricing services that utilize evaluated pricing models. Because many RMBS do not trade on a daily basis, evaluated pricing models apply available information through processes such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing to prepare evaluations. The significant observable inputs for security evaluations include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and other reference data, including market research publications. In addition, the pricing services use models and processes to develop prepayment and interest rate scenarios. The pricing services monitor market indicators, industry and economic events, and their models take into account market convention.
Agency securities comprised 88.2% and 87.8% of the Company’s Level 2 RMBS as of December 31, 2015 and 2014, respectively. The following table presents additional information about the composition of the Level 2 non-agency RMBS securities:

	As of December 31, 2015		As of December 31, 2014
	Fair Value	% of Total	Fair Value	% of Total
Highest rating agency rating:
AAA	$170.9	54.9%	$159.6	45.1%
AA through BBB	31.6	10.1	56.1	15.9
BB & below	109.0	35.0	138.1	39.0
Total non-agency RMBS	$311.5	100.0%	$353.8	100.0%
Non-agency RMBS with super senior subordination	$234.8	75.4%	$240.4	67.9%
As of December 31, 2015 and 2014, the Company’s non-agency Level 2 RMBS had a weighted-average credit enhancement of 10.8% and 9.0%, respectively. As of December 31, 2015 and 2014, $46.1 and $72.8, or 14.8% and 20.6%, respectively, of the Company’s non-agency Level 2 RMBS had an origination or vintage year of 2004 and prior. The underlying collateral in years prior to 2006 and subsequent to 2008 is considered higher quality as underwriting standards were more stringent.
Commercial Mortgage-backed Securities
As of December 31, 2015 and 2014, the fair value of the Company’s commercial mortgage-backed securities (CMBS) classified as Level 2 measurements was $1,206.2 and $1,321.0, respectively. The weighted-average coupon rate on these securities was 4.26% and 4.66% as of December 31, 2015 and 2014, respectively.
The Company's commercial mortgage-backed securities (CMBS) classified as Level 2 are priced by pricing services that utilize evaluated pricing models. Because many CMBS do not trade on a daily basis, evaluated pricing models apply available information through processes, such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing to prepare evaluations. The significant observable inputs for security evaluations include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, new issues, monthly payment information and other reference data, including market research publications.
The Company’s Level 2 CMBS securities were primarily non-agency securities, which comprised 92.3% and 87.7% of Level 2 CMBS as of December 31, 2015 and 2014, respectively. The non-agency Level 2 CMBS had an estimated weighted-average credit enhancement of 32.6% and 32.8% as of December 31, 2015 and 2014, respectively, and 86.3% and 96.8% were in the most senior tranche as of December 31, 2015 and 2014, respectively.

28

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

The following table presents additional information about the composition of the underlying collateral of Level 2 non-agency CMBS securities:

	As of December 31, 2015	As of December 31, 2014
	% of Total	% of Total
Significant underlying collateral locations:
New York	27.6%	24.4%
California	11.9	10.6
Florida	7.1	7.8
Texas	6.8	7.1
Significant underlying collateral property types:
Office buildings	35.2%	33.3%
Retail shopping centers	28.6	29.9

Marketable Equity Securities
Marketable equity securities are investments in exchange-traded fund (ETFs), common stock, and certain nonredeemable preferred stocks. When the fair values of the Company’s marketable equity securities are based on quoted market prices in active markets for identical assets, they are classified as Level 1 measurements. The fair values of nonredeemable preferred stocks are determined by pricing services utilizing evaluated pricing models and are classified as a Level 2 measurement. These valuations are created based on benchmark curves using industry standard inputs and exchange prices of underlying securities and common stock of the same issuer.
Investments in Limited Partnerships
Investments in limited partnerships recorded at fair value relate to the Company's hedge fund. The Company utilizes the fair value option for this investment, regardless of ownership percentage, to standardize the related accounting and reporting. The fair value is determined using the practical expedient based on the Company’s proportionate interest in the underlying fund’s net asset values (NAV). As the partnership terms allow for redemption or liquidation within one year, the investment is classified as a Level 2 measurement.
Index Options
Index options consist primarily of S&P 500 options. As of December 31, 2015, the fair values of these index options were determined using option pricing models. Significant inputs include index implied volatilities, index dividend yields, index prices, a risk-free rate, option term and option strike price. As these inputs are observable, most index options are classified as a Level 2 measurement.
Separate Accounts
Separate account assets are primarily invested in mutual funds with published NAVs, which are classified as a Level 1 measurement.
Embedded Derivatives
Embedded derivatives relate to the Company’s FIA product, which credits interest to the policyholder’s account balance based on increases in selected indexes, primarily the S&P 500. See Note 5 for further discussion of the embedded derivative. The fair value reflects the excess of the projected benefits based on the indexed fund value over the projected benefits based on the guaranteed fund value. The excess benefits are projected using best estimates for surrenders, mortality and indexed fund interest, and discounted at a risk-free rate plus a spread for nonperformance and policyholder behavior risk. Because the estimates utilize significant unobservable inputs, the Company classifies the embedded derivatives as a Level 3 measurement.
Foreign Currency Swaps
Foreign currency swaps are valued using an income approach. These swaps are priced utilizing a discounted cash flow model. The significant inputs include the projected cash flows, currency spot rates, swap yield curve and cross currency basis curve. As these inputs are observable, the foreign currency swaps are classified as a Level 2 measurement.

29

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

Other Financial Instruments Subject to Fair Value Disclosure Requirements
Cash and cash equivalents consist of demand bank deposits and short-term highly liquid investments with original maturities of three months or less at the time of purchase. Cash equivalents are reported at cost and approximate fair value. There were no cash equivalents as of December 31, 2015 and $16.6 as of December 31, 2014. These are classified as a Level 1 measurement.
The fair value of the Company’s mortgage loans is measured by discounting the projected future cash flows using the current rate at which the loans would be made to borrowers with similar credit ratings and for the same maturities. Because these estimates utilize significant unobservable inputs, mortgage loans are classified as a Level 3 measurement.
The fair value of the Company’s investments in limited partnerships associated with tax credit investments is estimated based on the discounted cash flows over the remaining life of the tax credits, using the original internal rate of return for each investment. As these inputs are considered observable, investments in limited partnerships are classified as a Level 2 measurement.
The fair values of funds held under deposit contracts related to investment-type contracts are estimated based on the present value of the discounted cash flows. Cash flows were projected using best estimates for lapses, mortality and expenses, and discounted at a risk-free rate plus a spread for nonperformance and policyholder behavior risk. Because these estimates utilize significant unobservable inputs, the Company classifies funds held under deposit contracts as a Level 3 measurement.
Rollforward of Financial Instruments Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)
The following tables present additional information about financial instruments measured at fair value on a recurring basis and for which the Company has utilized significant unobservable inputs (Level 3) to determine fair value for the years ended December 31, 2015 and 2014:

						Unrealized Gains (Losses) Included in:
	Balance as of January 1, 2015	Purchases and issues(1)	Sales and settlements(1)	Transfers In and/or (Out) of Level 3(2)	Other(3)	Net Income(4)	Other Comprehensive Income (Loss)	Realized Gains (Losses)(4)	Balance as of December 31, 2015
Financial Assets:
Fixed maturities, available-for-sale:
Corporate securities	$71.6	$30.4	$—	$(41.5)	$(7.2)	$—	$(5.6)	$0.1	$47.8
Commercial mortgage-backed securities	2.5	—	—	(0.8)	(0.4)	—	(0.1)	—	1.2
Collateralized loan obligations	—	89.6	—	—	—	—	—	—	89.6
Other debt obligations	71.7	—	—	(24.5)	(2.4)	—	(2.3)	—	42.5
Total fixed maturities, available-for-sale	145.8	120.0	—	(66.8)	(10.0)	—	(8.0)	0.1	181.1
Marketable equity securities, available-for-sale	—	—	—	6.1	—	—	(0.2)	—	5.9
Marketable equity securities, trading	0.4	—	(0.3)	—	—	(0.1)	—	0.2	0.2
Investments in limited partnerships	20.1	—	—	(20.1)	—	—	—	—	—
Other invested assets:
Index options	2.4	5.8	—	—	—	(2.4)	—	(2.1)	3.7
Other	—	2.3	—	—	(0.4)	(0.1)	—	(1.7)	0.1
Total other invested assets	2.4	8.1	—	—	(0.4)	(2.5)	—	(3.8)	3.8
Total Level 3 assets	$168.7	$128.1	$(0.3)	$(80.8)	$(10.4)	$(2.6)	$(8.2)	$(3.5)	$191.0
Financial Liabilities:
Embedded derivatives	230.1	170.5	(8.1)	—	—	(6.8)	—	—	385.7
Total Level 3 liabilities	$230.1	$170.5	$(8.1)	$—	$—	$(6.8)	$—	$—	$385.7

30

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

						Unrealized Gains (Losses) Included in:
	Balance as of January 1, 2014	Purchases and issues(1)	Sales and settlements(1)	Transfers In and/or (Out) of Level 3(2)	Other(3)	Net Income(4)	Other Comprehensive Income	Realized Gains (Losses)(4)	Balance as of December 31, 2014
Financial Assets:
Fixed maturities, available-for-sale:
U.S. government and agencies	$17.4	$—	$—	$(17.4)	$—	$—	$—	$—	$—
Corporate securities	28.0	41.4	—	—	(0.7)	—	2.9	—	71.6
Residential mortgage-backed securities	0.2	—	(0.1)	—	(0.1)	—	—	—	—
Commercial mortgage-backed securities	5.8	—	—	—	(3.3)	—	—	—	2.5
Other debt obligations	128.8	—	—	(56.9)	(1.3)	—	1.1	—	71.7
Total fixed maturities, available-for-sale	180.2	41.4	(0.1)	(74.3)	(5.4)	—	4.0	—	145.8
Marketable equity securities, trading	0.3	—	—	—	0.3	(0.2)	—	—	0.4
Investments in limited partnerships	—	25.0	—	—	—	(4.9)	—	—	20.1
Other invested assets:
Index options	38.8	2.5	—	(37.0)	(1.6)	(0.1)	—	(0.2)	2.4
Other	—	1.7	—	—	(2.4)	0.1	—	0.6	—
Total other invested assets	38.8	4.2	—	(37.0)	(4.0)	—	—	0.4	2.4
Total Level 3 assets	$219.3	$70.6	$(0.1)	$(111.3)	$(9.1)	$(5.1)	$4.0	$0.4	$168.7
Financial Liabilities:
Embedded derivatives	92.1	100.6	(1.3)	—	—	38.7	—	—	230.1
Total Level 3 liabilities	$92.1	$100.6	$(1.3)	$—	$—	$38.7	$—	$—	$230.1
_______________

(1)	Issues and settlements are related to the Company’s embedded derivative liabilities.

(2)
Transfers into and/or out of Level 3 are reported at the value as of the beginning of the period in which the transfer occurs. Gross transfers into Level 3 were $6.0 and $27.4 for the years ended December 31, 2015 and 2014. Gross transfers out of Level 3 were $(86.8) and $(138.7) for the years ended December 31, 2015 and 2014, respectively, related to fixed maturities for which observable inputs became available. Additionally, transfers out included a change in valuation methodology for index options during the first quarter of 2014 to a method that uses significant observable inputs. Such securities are now classified as Level 2.

(3)	Other is comprised of transactions such as pay downs, calls, amortization and redemptions.

(4)
Realized and unrealized gains and losses for investments in limited partnerships are included in net investment income. All other realized and unrealized gains and losses recognized in net income are included in net realized gains (losses). Amounts shown for financial liabilities are (gains) losses in net income.

7. Deferred Policy Acquisition Costs and Deferred Sales Inducements
Deferred Policy Acquisition Costs
The Company defers costs that are directly related to the successful acquisition or renewal of insurance contracts. These primarily include commissions, distribution costs directly related to production, third-party underwriting costs and the portion of salaries and benefits directly related to processing successful new and renewal contracts. All other acquisition-related costs, including costs incurred for soliciting potential customers, managing the distribution and underwriting functions, training, administration, unsuccessful acquisition or renewal efforts, market research and product development are not deferrable and are expensed in the period incurred.
The Company amortizes deferred acquisition costs for deferred annuity contracts and universal life insurance policies over the lives of the contracts or policies in proportion to the estimated future gross profits. The Company makes assumptions as to lapse rates, mortality experience, maintenance expenses, crediting rates, and investment performance. Actual profits can vary from the estimates and can thereby result in increases or decreases to DAC amortization. The Company regularly evaluates its assumptions and, when necessary, revises the estimated gross profits of these contracts, resulting in assumption and experience unlocking adjustments to DAC amortization. When such estimates are revised, the impact is recorded in the consolidated statements of income.
The Company amortizes acquisition costs for traditional individual life insurance policies over the premium paying period of the related policies, using assumptions consistent with those used in computing policy reserves. The Company amortizes acquisition costs for immediate annuities using a constant yield approach.
The Company adjusts the unamortized DAC balance for the effect of net unrealized gains and losses on securities as if they had been realized as of the balance sheet date. The Company includes the impact of this adjustment, net of tax, in AOCI. The Company also adjusts its unamortized DAC balance for the effect of realized gains and losses including changes in fair

31

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

value of the embedded derivatives for the Company's FIA policy assets. These adjustments are recognized in net realized gains (losses) in the consolidated statements of income.
For some products, policyholders can elect to modify product benefits, features, rights or coverage by exchanging a contract for a new contract; by amendment, endorsement or rider to a contract; or by election of a feature or coverage within a contract. These transactions are known as internal replacements. If the modification substantially changes the original contract, the remaining DAC balance is immediately written off through earnings and any eligible costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC is retained and amortized over the life of the modified contract and any acquisition costs associated with the related modification are expensed as incurred.
The following table provides a reconciliation of the beginning and ending balance for DAC:

	For the Years Ended December 31,
	2015	2014	2013
Unamortized balance at beginning of period	$513.9	$419.9	$367.9
Deferral of acquisition costs	247.7	171.4	122.3
Adjustments for realized (gains) losses	6.0	0.7	2.1
Amortization — excluding unlocking	(86.4)	(67.0)	(61.6)
Amortization — impact of assumption and experience unlocking	(3.7)	(11.1)	(10.8)
Unamortized balance at end of period	677.5	513.9	419.9
Accumulated effect of net unrealized gains	(11.4)	(118.8)	(97.4)
Balance at end of period	$666.1	$395.1	$322.5
The Company conducts regular recoverability analyses for its DAC asset balances associated with deferred and immediate annuity, universal life, traditional life, and group life and DI contracts. The Company compares the current DAC asset balances with the estimated present value of future profitability of the underlying business. The DAC asset balances are considered recoverable if the present value of future profits is greater than the current DAC asset balance. As of December 31, 2015 and 2014, all of the DAC asset balances were considered recoverable.
Deferred Sales Inducements
The Company offers sales inducements on certain deferred annuity contracts and universal life policies. For certain deferred annuity contracts, the inducement entitles the contract holder to an incremental amount of interest that is credited to the account value over a 12- to 60-month period following the initial deposit, depending on the product. The incremental interest causes the initial credited rate to be higher than the contract’s expected ongoing crediting rates for periods after the inducement. For certain universal life policies, the inducement provides an immediate increment to the policyholder’s account value at the issue date or time of deposit. Deferred sales inducements are included in receivables and other assets and amortized into interest credited using the same methodology and assumptions used to amortize DAC.
Similar to DAC, the Company amortizes deferred sales inducements for deferred annuity contracts and universal life insurance policies over the lives of the contracts or policies in proportion to the estimated future gross profits. The Company makes assumptions as to lapse rates, mortality experience, maintenance expenses, crediting rates, and investment performance. Actual profits can vary from the estimates and can thereby result in increases or decreases to DSI amortization. The Company regularly evaluates its assumptions and, when necessary, revises the estimated gross profits of these contracts, resulting in assumption and experience unlocking adjustments to DSI amortization. When such estimates are revised, the impact is recorded in the consolidated statements of income. Deferred sales inducement balances are subject to regular recoverability testing to ensure that capitalized amounts do not exceed the present value of estimated gross profits. As of December 31, 2015 and 2014, all of the deferred sales inducement balances were considered recoverable.
The Company adjusts the unamortized DSI balance for the effect of net unrealized gains and losses on securities as if they had been realized as of the balance sheet date. The Company includes the impact of this adjustment, net of tax, in AOCI. The Company also adjusts its unamortized DSI balance for the effect of realized gains and losses. These adjustments are recognized in net realized gains (losses) in the consolidated statements of income.

32

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

The following table provides a reconciliation of the beginning and ending balance for DSI, which is included in receivables and other assets in the consolidated balance sheets. DSI amortization is included in interest credited in the consolidated statements of income.

	For the Years Ended December 31,
	2015	2014	2013
Unamortized balance at beginning of period	$136.7	$154.8	$153.4
Capitalizations	22.1	31.4	49.5
Adjustments for realized (gains) losses	1.2	0.8	0.6
Amortization — excluding unlocking	(41.7)	(42.0)	(41.2)
Amortization — impact of assumption and experience unlocking	(1.4)	(8.3)	(7.5)
Unamortized balance at end of period	116.9	136.7	154.8
Accumulated effect of net unrealized gains	(28.7)	(79.6)	(76.7)
Balance at end of period	$88.2	$57.1	$78.1
8. Stockholder's Equity
The following tables summarize the components of AOCI and the adjustments to OCI for amounts reclassified from AOCI into net income for the years ended December 31, 2015, 2014 and 2013:

	Net unrealized gains (losses) on available-for- sale securities	OTTI on fixed maturities not related to credit losses (2)	Adjustment for DAC and DSI	Net gains (losses) on cash flow hedges	Accumulated other comprehensive income
Balance as of January 1, 2015	$1,127.8	$(13.5)	$(131.4)	$6.5	$989.4
Other comprehensive income (loss) before reclassifications, net of taxes (1)	(641.2)	(11.4)	108.0	42.3	(502.3)
Reclassifications recorded in:
Net investment income:
Interest rate swaps	—	—	—	(4.6)	(4.6)
Foreign currency swaps	—	—	—	(5.5)	(5.5)
Net realized (gains) losses	54.0	11.1	(7.2)	—	57.9
Total provision (benefit) for income taxes	(18.9)	(3.9)	2.5	3.5	(16.8)
Total reclassifications from AOCI, net of taxes	35.1	7.2	(4.7)	(6.6)	31.0
Other comprehensive income (loss) after reclassifications	(606.1)	(4.2)	103.3	35.7	(471.3)
Balance as of December 31, 2015	$521.7	$(17.7)	$(28.1)	$42.2	$518.1

	Net unrealized gains (losses) on available-for- sale securities	OTTI on fixed maturities not related to credit losses (2)	Adjustment for DAC and DSI	Net gains (losses) on cash flow hedges	Accumulated other comprehensive income
Balance as of January 1, 2014	$740.3	$(14.2)	$(113.1)	$(15.5)	$597.5
Other comprehensive income (loss) before reclassifications, net of taxes (1)	388.3	(1.4)	(17.3)	24.7	394.3
Reclassifications recorded in:
Net investment income:
Interest rate swaps	—	—	—	(2.7)	(2.7)
Foreign currency swaps	—	—	—	(1.5)	(1.5)
Net realized (gains) losses	(1.2)	3.3	(1.5)	—	0.6
Total provision (benefit) for income taxes	0.4	(1.2)	0.5	1.5	1.2
Total reclassifications from AOCI, net of taxes	(0.8)	2.1	(1.0)	(2.7)	(2.4)
Other comprehensive income (loss) after reclassifications	387.5	0.7	(18.3)	22.0	391.9
Balance as of December 31, 2014	$1,127.8	$(13.5)	$(131.4)	$6.5	$989.4

33

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

	Net unrealized gains (losses) on available-for- sale securities	OTTI on fixed maturities not related to credit losses (2)	Adjustment for DAC and DSI	Net gains (losses) on cash flow hedges	Accumulated other comprehensive income
Balance as of January 1, 2013	$1,608.7	$(19.6)	$(221.4)	$3.5	$1,371.2
Other comprehensive income (loss) before reclassifications, net of taxes (1)	(889.2)	(1.6)	110.1	(17.4)	(798.1)
Reclassifications recorded in:
Net investment income:
Interest rate swaps	—	—	—	(2.4)	(2.4)
Foreign currency swaps	—	—	—	(0.1)	(0.1)
Net realized (gains) losses	31.9	10.9	(2.7)	—	40.1
Total provision (benefit) for income taxes	(11.1)	(3.9)	0.9	0.9	(13.2)
Total reclassifications from AOCI, net of taxes	20.8	7.0	(1.8)	(1.6)	24.4
Other comprehensive income (loss) after reclassifications	(868.4)	5.4	108.3	(19.0)	(773.7)
Balance as of December 31, 2013	$740.3	$(14.2)	$(113.1)	$(15.5)	$597.5
___________________

(1)
Other comprehensive income (loss) before reclassifications is net of taxes of $(345.3), $(6.1), $58.2, $22.8 and $(270.4), respectively, for the year ended December 31, 2015, net of taxes of $209.1, $(0.8), $(9.4), $13.4 and $212.3, respectively, for the year ended December 31, 2014, and net of taxes of $(478.7), $(0.9), $59.2, $(9.4) and $(429.8), respectively, for the year ended December 31, 2013.

(2)
Reclassification adjustments of OTTI on fixed maturities not related to credit losses are included in changes in unrealized gains and losses on available-for-sale securities within the consolidated statements of comprehensive income (loss).

Equity Plan
The Company's employees participate in the Parent's Equity Plan, the Symetra Financial Corporation Equity Plan, amended and restated on March 5, 2014. The Parent has the ability to issue various types of awards, including restricted stock, stock options, stock appreciation rights, restricted stock units, performance shares, performance units and other types of awards at the discretion of the Parent's board of directors.
During 2015, 2014 and 2013, the Parent granted performance units to various members of the Company's management. The value of each performance unit is determined at the discretion of the Parent’s board of directors based on its success over a three-year period. These are accounted for as liability awards, as the Parent intends or is required to settle such awards in cash. The Company recognized $8.7, $8.0 and $6.6 in expense related to performance units granted under the Equity Plan for the years ended December 31, 2015, 2014 and 2013, respectively.
The Company's employees also received stock-based compensation in the form of restricted shares and options issued by the Parent. Compensation expense for these awards is recognized over the requisite service period, using the straight-line method, based on the grant-date fair value. These awards are recorded as capital contributions to the Company.
The Company was allocated compensation expenses, included in other underwriting and operating expenses, related to awards granted to its employees as follows:

	For the Years Ended December 31,
	2015	2014	2013
Restricted stock (1)	$5.0	$3.6	$3.6
Stock options (2)	1.1	1.0	0.9
___________________

(1)	The related income tax benefit was $1.8, $1.3 and $1.3 for the years ended December 31, 2015, 2014 and 2013, respectively.

(2)	The related income tax benefit was $0.4, $0.4 and $0.3 for the years ended December 31, 2015, 2014 and 2013, respectively.

Immediately prior to the effective time of the Merger, the awards outstanding were canceled and converted into the right to receive an amount in cash. In addition, the Parent's Equity Plan was terminated subsequent to December 31, 2015. For more information, refer to Note 1, Sumitomo Life Merger.

34

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

9. Reinsurance
The Company reinsures portions of its insurance risk, primarily in the Individual Life and Benefits segments, in order to spread risk, limit losses and minimize exposure to significant risks. Starting in 2014, the Company began to utilize inter-company reinsurance agreements to manage its statutory capital position.
In the Benefits segment, the Company reinsures portions of risk associated with its group life and DI and medical stop-loss businesses. The Company typically reinsures group life mortality risk in excess of $0.25 per individual, per line of coverage. The Company fully retains its short-term disability risk, and reinsures 45% of its long-term disability risk. The Company reinsures its exposure to medical stop-loss in excess of $1.7 per individual claim and on the excess of $1.0 for aggregate policy claims. The Company also has catastrophic coverage for group life policies.
In the Individual Life segment, the Company reinsures portions of the risk associated with universal life, term life, BOLI and variable COLI products. Coverage under these reinsurance agreements varies by product, policy issue year and issue age of the insured. For newly issued policies, the Company retains up to a maximum of $3.0 per life.
The Company remains liable to its policyholders to the extent that counterparties to reinsurance contracts do not meet their contractual obligations. Accordingly, the future policy benefit reserves and policy and contract claims liabilities are reported gross of any related reinsurance recoverables, which are reported as assets. The Company reports premiums, benefits, and settlement expenses net of reinsurance in the consolidated statements of income. The Company accounts for reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.
The following table sets forth net life insurance in force:

	As of December 31,
	2015	2014	2013
Direct life insurance in force	$76,853.1	$66,931.6	$60,554.7
Amounts assumed from other companies	184.7	184.8	213.2
Amounts ceded to other companies	(23,558.3)	(22,628.9)	(21,635.5)
Net life insurance in force	$53,479.5	$44,487.5	$39,132.4
Percentage of amount assumed to net	0.35%	0.42%	0.54%
Percentage of amount ceded to direct	30.65%	33.81%	35.73%
The Company evaluates the financial condition of its reinsurers to monitor its exposure to losses from reinsurer insolvencies. The Company analyzes reinsurance recoverables according to the credit ratings and financial health of its reinsurers and is not aware of its major reinsurers currently experiencing financial difficulties. As of December 31, 2015, $116.5 or 34.2%, of the reinsurance recoverable was related to one reinsurer. Of the total amount due from reinsurers, 99.2% and 99.5% were with reinsurers rated A- or higher by A.M. Best, as of December 31, 2015 and 2014, respectively. The Company had no write-offs or reserve for uncollectible reinsurance in 2015, 2014 or 2013.

35

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

Reinsurance recoverables are composed of the following amounts:

	As of December 31,
	2015	2014
Life insurance
Reinsurance recoverables on:
Funds held under deposit contracts	$96.7	$94.4
Future policy benefits	148.3	145.6
Policy and contract claims	4.5	5.0
Paid claims, expense allowance, and premium tax recoverables	5.9	3.8
Total life insurance	255.4	248.8
Accident and health insurance
Reinsurance recoverables on:
Future policy benefits	76.2	75.4
Policy and contract claims	4.1	3.3
Paid claims, expense allowance, and premium tax recoverables	4.6	1.2
Total accident and health insurance	84.9	79.9
Total reinsurance recoverables	$340.3	$328.7
The following table sets forth the effect of reinsurance on premiums and policy fees and contract charges. It is disaggregated by accident and health and life insurance products, which are short- and long-duration contracts, respectively.

	For the Years Ended December 31,
	2015	2014	2013
Premiums:
Direct:
Accident and health	$676.0	$592.6	$601.9
Life insurance	123.1	104.8	92.4
Total	799.1	697.4	694.3
Total assumed	0.1	—	0.1
Ceded:
Accident and health	(43.5)	(30.9)	(29.2)
Life insurance	(39.1)	(37.4)	(38.0)
Total	(82.6)	(68.3)	(67.2)
Total premiums	716.6	629.1	627.2
Policy fees and contract charges:
Direct life insurance	180.0	145.0	132.3
Ceded life insurance	(8.6)	(6.1)	(5.6)
Total policy fees and contract charges (1)	171.4	138.9	126.7
Total premiums and other amounts assessed to policyholders	$888.0	$768.0	$753.9
Percentage of assumed to total premiums and other amounts assessed to policyholders	0.01%	—%	0.01%
_______________

(1)
Total policy fees and contract charges represents amounts charged to policyholders other than premiums and recorded in policy fees, contract charges and other in the consolidated statements of income. This primarily consists of costs of insurance charges.

Ceded reinsurance reduced policyholder benefits and claims by $70.1, $75.8 and $65.2 for the years ended December 31, 2015, 2014 and 2013, respectively.

36

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

10. Liability for Unpaid Claims and Claim Adjustment Expenses
Liabilities for policy and contract claims, which primarily represent liabilities for claims under medical stop-loss, group term life insurance, group short- and long-term disability, and individual life policies, are established on the basis of reported losses. The Company also provides for claims incurred but not reported (IBNR). For medical stop-loss policies, this is based on expected loss ratios, claims paying completion patterns and historical experience. If expected loss ratios increase or expected claims paying completion patterns extend, the IBNR claim liability increases. The Company reviews estimates for reported but unpaid claims and IBNR claims quarterly. Any necessary adjustments are reflected in earnings.
The following table provides a reconciliation of the beginning and ending liability balances for unpaid claims and claims adjustment expenses. These reserves include policy and contract claims and certain amounts recorded in future policy benefits on the consolidated balance sheets.

	As of December 31,
	2015	2014	2013
Balance as of January 1	$239.6	$234.4	$227.7
Less: reinsurance recoverables	83.9	69.2	63.7
Net balance as of January 1	155.7	165.2	164.0
Incurred related to insured events of:
The current year	535.0	468.1	479.5
Prior years	0.2	(24.5)	(10.4)
Total incurred	535.2	443.6	469.1
Paid related to insured events of:
The current year	375.5	334.2	320.0
Prior years	133.1	118.9	147.9
Total paid	508.6	453.1	467.9
Net balance as of December 31	182.3	155.7	165.2
Add: reinsurance recoverables	84.9	83.9	69.2
Balance as of December 31	$267.2	$239.6	$234.4
For the year ended December 31, 2014, the change in prior year incurred claims was primarily due to favorable claims experience for medical stop-loss. The Company experienced higher than expected claims frequency and severity during 2013 and established its year-end reserves for estimated IBNR based on this experience. The related 2014 claims experience was lower than expected, and the Company released a portion of the reserves. For the year ended December 31, 2013,  the change in prior year incurred claims was primarily due to favorable claims experience for medical stop-loss, offset by higher than expected claims on the Company's BOLI product.
11. Notes Payable
Surplus Note
On December 12, 2014, Symetra Life and its newly formed, wholly owned subsidiary, Symetra Reinsurance Corporation (SRC), entered into a 25-year transaction to finance certain non-economic statutory reserves related to a block of universal life insurance policies with secondary guarantees issued by Symetra Life. As part of this transaction, SRC issued a surplus note with no initial principal balance. The maximum capacity as of December 31, 2015, was $105.2. There have been no borrowings since inception under the surplus note.
12. Income Taxes
Symetra Life files a consolidated federal income tax return with its wholly-owned subsidiaries. Income taxes have been determined using the liability method. The provision for income taxes has two components: amounts currently payable or receivable and deferred income taxes. The deferred income taxes are calculated as the difference between the book and tax bases of the appropriate assets and liabilities and are measured using enacted tax rates.
The Company files income tax returns in the U.S. federal and various state jurisdictions. The Company’s federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service, or the statute of limitations has expired for all tax periods through December 31, 2011. The Company is not currently subject to any state income tax exams.

37

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

Differences between income taxes computed by applying the U.S. federal income tax rate of 35% to income from operations before income taxes and the provision for income taxes were as follows:

	For the Years Ended December 31,
	2015		2014		2013
Income from operations before income taxes	$148.1		$302.4		$285.9
Tax provision at U.S. Federal statutory rate	51.8	35.0%	105.8	35.0%	100.1	35.0%
Increase (reduction) in rate resulting from:
Tax credit investment credits	(79.8)	(53.9)	(56.8)	(18.8)	(41.2)	(14.4)
Separate account dividend received deduction	(1.2)	(0.8)	(1.4)	(0.5)	(1.2)	(0.4)
Other	(1.1)	(0.7)	(1.4)	(0.4)	(0.2)	(0.1)
Provision for income taxes	$(30.3)	(20.4)%	$46.2	15.3%	$57.5	20.1%
The tax effects of temporary differences that gave rise to the deferred income tax assets and liabilities were as follows:

	As of December 31,
	2015	2014
Deferred income tax assets:
Adjustments to life policy liabilities	$356.8	$323.5
Capitalization of policy acquisition costs	86.7	69.9
Other	13.2	11.9
Total deferred income tax assets	456.7	405.3
Deferred income tax liabilities:
Deferred policy acquisition costs	237.1	179.8
Basis adjustment on securities	66.3	117.2
Unrealized gains on investment securities (net of DAC and DSI adjustment: $14.0 and $69.4, respectively)	279.2	532.8
Other	—	1.2
Total deferred income tax liabilities	582.6	831.0
Deferred income tax liability, net	$125.9	$425.7
Deferred tax assets are recognized only to the extent that it is more likely than not that future taxable profits will be available, and a valuation allowance is established where deferred tax assets cannot be recognized. Based on an analysis of the Company’s tax position, management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2015 and 2014.
The Company includes penalties and interest accrued related to unrecognized tax benefits in the calculation of income tax expense. As of December 31, 2015, the Company has no unrecognized tax benefits and does not expect significant changes within the next year.
13. Commitments and Contingencies
Leases
The Company has office space and certain equipment under leases that expire at various dates through 2025, subject to certain renewal options. The Company accounts for the majority of these leases as operating leases.

38

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

Future minimum lease commitments, including cost escalation clauses, for the next five years and thereafter are as follows:

Lease Payments
2016	$15.4
2017	14.9
2018	13.9
2019	13.6
2020	13.3
Thereafter	11.6
Total	$82.7
Other Commitments
The Company outsources the majority of its information technology infrastructure. For the provision of these services, the Company incurred expenses of $14.0, $13.9 and $13.4 for the years ended December 31, 2015, 2014 and 2013, respectively, which included a fixed fee as well as variable fees based on usage. In 2016, the term on a new five year service agreement will begin. Under the terms of this service agreement, the Company agreed to pay an annual fixed service fee ranging from $11.0 to $12.1 for each of the five years of the contract.
As of December 31, 2015 and 2014, unfunded mortgage loan commitments were $81.0 and $50.7, respectively. The Company had no other material commitments or contingencies as of December 31, 2015 and 2014.
 Litigation
Because of the nature of its business, the Company is subject to legal actions filed or threatened in the ordinary course of its business operations. The Company establishes liabilities for litigation and regulatory actions when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. For matters where a loss is believed to be reasonably possible, but not probable, no liability is established. For such matters, the Company may provide an estimate of the possible loss or range of loss or a statement that such an estimate cannot be made. The Company reviews relevant information with respect to litigation and regulatory matters on a quarterly and annual basis and updates its established liabilities, disclosures and estimates of reasonably possible losses or range of loss based on such reviews.
Although the Company cannot predict the outcome of any litigation or regulatory action, the Company does not believe that any such matters will have an impact on its financial condition or results of operations that differs materially from the Company’s established liabilities. Given the inherent difficulty in predicting the outcome of such matters, however, it is possible that an adverse outcome in certain such matters could be material to the Company’s financial condition or results of operations for any particular reporting period.
14. Dividends
Symetra Life is restricted by state regulations as to the aggregate amount of dividends it may pay to the Parent in any consecutive 12-month period without regulatory approval. The aggregate amount of dividends for the current year is determined based on prior year’s statutory limits. Accordingly, Symetra Life was eligible to distribute dividends to the Parent during 2015 without obtaining regulatory approval, as long as the aggregate dividends distributed over 12 months did not exceed $207.8. The total amount of dividends declared by Symetra Life to the Parent during 2015 was $140.0.
Based on state regulations as of December 31, 2015, Symetra Life is eligible to disburse dividends to the Parent during 2016 without obtaining regulatory approval as long as the aggregate dividends disbursed over the 12 months preceding any dividend payment date in 2016 do not exceed $211.9.

39

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

15. Statutory-Basis Information
Symetra Life and its three wholly-owned subsidiaries are required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices differ from GAAP primarily by charging policy acquisition costs to expense as incurred and establishing future policy benefit liabilities using different actuarial assumptions, as well as accounting for investments, certain assets and deferred taxes on a different basis. Permitted statutory accounting practices encompass all accounting practices not prescribed and adopted by the NAIC, but which have been specifically allowed by state insurance authorities. The Company has no material permitted accounting practices.
The statutory net income (loss) and statutory capital and surplus for Symetra Life and its subsidiaries are as follows:

	For the Years Ended December 31,
	2015	2014	2013
Statutory net income (loss):
Symetra Life Insurance Company	$205.6	$241.0	$183.6
Other subsidiaries	9.4	(64.3)	12.4
Statutory capital and surplus:
Symetra Life Insurance Company (1)	2,081.5	$2,078.3	$1,869.7
Other subsidiaries	138.1	136.3	106.7
_______________

(1)
Symetra Life’s surplus includes the balances of its three wholly-owned subsidiaries, First Symetra National Life Insurance Company of New York, Symetra National Life Insurance Company and Symetra Reinsurance Corporation.

Each company's respective state of domicile imposes minimum risk–based capital (RBC) requirements that were developed by the NAIC. The formulas for determining the amount of RBC specify various weighting factors that are applied to the financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to company action level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. Symetra Life and its subsidiaries have statutory surplus and RBC levels above current regulatory required levels.
16. Related Parties
Transactions with related parties recorded in the Company’s consolidated financial statements were as follows:

	As of December 31,
	2015	2014
Liabilities to related parties:
Payable to White Mountains Advisors, LLC (1)	$2.0	$5.0
Payable to the Parent and affiliates, net (2)	18.7	15.2

	For the Years Ended December 31,
	2015	2014	2013
Transactions with related parties:
Investment advisory services expense (3)	$7.7	$18.4	$16.5
Payments related to commutation endorsements (4)	14.7	21.3	25.7
Shared services expenses allocated, net (5)	5.5	5.5	(6.7)
Concessions, general agent fees, administrative and underwriting fees (5)	11.7	12.8	14.9
___________________

(1)	Reported in other liabilities on the consolidated balance sheets.

(2)
As of December 31, 2015 and 2014, $0.1 and $0.2, respectively, are reported in receivables and other assets and $18.8 and $15.4, respectively, are reported in other liabilities on the consolidated balance sheets.

(3)	Reported as a reduction of net investment income on the consolidated statements of income.

(4)
Commutation endorsements reduce the reserves reported in funds held under deposit contracts on the consolidated balance sheets and interest credited on the consolidated statements of income, net of related payments.

(5)
Reported primarily in other underwriting and operating expenses on the consolidated statements of income. For the years ended December 31, 2015, 2014 and 2013, shared service expenses are net of rent expense allocated to the Company from the Parent of $9.0, $10.1 and $5.8, respectively.

40

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

The Company is party to an investment management agreement with White Mountains Advisors, LLC (WMA), a subsidiary of White Mountains Insurance Group, Ltd., which is an affiliate of the Parent. This agreement, as amended, provides for investment advisory services related to the Company’s invested assets. As of the Merger, WMA is no longer a related party of the Company.
The Company’s affiliate, Symetra Assigned Benefits Service Company (SABSCO), purchased future payment streams of structured settlement annuity contracts issued by the Company from third-party payees. These contracts were assigned to and owned by SABSCO. The Company issued commutation endorsements to pay SABSCO lump sum amounts in lieu of receiving the future payment streams in the structured settlement annuity contracts and releases its reserves related to the contracts.
The Company has entered into various agreements with the Parent and its affiliates for services necessary to conduct its activities. These agreements specify that the parties will provide to and receive from each other certain general services related to sharing common management, personnel and facilities, and that the related expenses will be shared. These expenses include rent, corporate overhead, data processing systems, payroll, benefits and other charges. In addition, the Company paid concessions, general agent fees, administrative and underwriting fees for services provided by its affiliates. These affiliates primarily included Symetra Securities, Inc. and Medical Risk Managers, Inc.
It is the Company’s policy to settle amounts due from affiliated companies within 30 days, except for amounts related to performance unit awards granted under the Parent's Equity Plan, which are settled when the awards are paid to the employee. Refer to Note 8 for discussion of these awards.
17. Segment Information
The Company's operations are managed separately as three divisions, consisting of four business segments based on product groupings, and a fifth reportable segment consisting primarily of unallocated corporate items and surplus investment income. The five segments are Benefits, Deferred Annuities, Income Annuities, Individual Life and Other, described further below.
The primary profitability measure that management uses to manage business segment results is pre-tax adjusted operating income (loss). Pre-tax adjusted operating income is defined as income from operations, excluding net realized gains (losses) that are not reflective of the performance of the Company's insurance operations. Excluded gains (losses) are associated with investment sales or disposal, investment impairments, changes in the fair value of mark-to-market investments and derivative investments (except for certain S&P 500 options discussed below) and changes in the fair value of embedded derivatives related to the Company's FIA product.
In the Deferred Annuities segment, certain net gains (losses) related to FIA products sold in the late 1990s are considered related to the performance of insurance operations and included in the pre-tax adjusted operating income. These products credit interest to policyholder accounts based on equity market performance, which is recorded in interest credited. The Company purchases S&P 500 options to economically hedge exposure to this block of business, which are not designated for hedge accounting. Any realized gains from these options are used to meet policyholder obligations.
Benefits Division

•
Benefits. As a multi-line carrier, Benefits offers products and services related to medical stop-loss insurance, limited benefit medical insurance, group life insurance, accidental death and dismemberment insurance and DI insurance, mainly to employer groups.

Retirement Division

•	Deferred Annuities. Deferred Annuities offers fixed and variable deferred annuities, including fixed indexed annuities, to consumers who want to accumulate tax-deferred assets for retirement.

•
Income Annuities. Income Annuities offers SPIAs to customers seeking a reliable source of retirement income or to protect against outliving their assets during retirement. In addition, Income Annuities services a block of structured settlement policies sold to fund third party personal injury settlements.

Individual Life Division

•	Individual Life. Individual Life offers insurance products such as universal and term life insurance. Individual Life also offers institutional products including BOLI and variable COLI.

41

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

Non-Operating

•
Other. This segment consists of unallocated corporate income, which primarily includes investment income on unallocated surplus, earnings related to tax credit investments, and inter-segment elimination entries.

The accounting policies of the segments are the same as those described for the Company, except for the method of capital allocation. The Company has an internally developed risk-based capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. This model accounts for the unique and specific nature of the risks inherent in the Company’s segments, and a portion of net investment income on surplus investments, but not the invested assets, is allocated to the segments based on the level of allocated capital.

The following tables present selected financial information by segment and reconcile segment pre-tax adjusted operating income (loss) to amounts reported in the consolidated statements of income:

	For the Year Ended December 31, 2015
	Benefits	Deferred Annuities	Income Annuities	Individual Life	Other	Total
Operating revenues:
Premiums	$683.2	$—	$—	$33.4	$—	$716.6
Net investment income	23.4	663.6	380.9	290.9	(19.4)	1,339.4
Policy fees, contract charges, and other	6.5	18.7	0.8	180.7	0.3	207.0
Certain realized gains (losses)	—	(1.0)	—	—	—	(1.0)
Total operating revenues	713.1	681.3	381.7	505.0	(19.1)	2,262.0
Benefits and expenses:
Policyholder benefits and claims	456.9	0.6	—	113.3	—	570.8
Interest credited	—	374.8	341.0	257.8	—	973.6
Other underwriting and operating expenses	184.5	99.9	16.7	87.2	(1.0)	387.3
Amortization of DAC	1.8	71.8	6.1	10.4	—	90.1
Total benefits and expenses	643.2	547.1	363.8	468.7	(1.0)	2,021.8
Segment pre-tax adjusted operating income (loss)	$69.9	$134.2	$17.9	$36.3	$(18.1)	$240.2
Operating revenues	$713.1	$681.3	$381.7	$505.0	$(19.1)	$2,262.0
Add: Excluded realized gains (losses)	0.1	(34.6)	(6.3)	(5.3)	(46.0)	(92.1)
Total revenues	713.2	646.7	375.4	499.7	(65.1)	2,169.9
Total benefits and expenses	643.2	547.1	363.8	468.7	(1.0)	2,021.8
Income (loss) from operations before income taxes	$70.0	$99.6	$11.6	$31.0	$(64.1)	$148.1
As of December 31, 2015:
Total investments	$7.2	$16,984.9	$7,051.2	$6,307.4	$1,937.8	$32,288.5
Deferred policy acquisition costs	3.5	400.2	64.6	197.8	—	666.1
Separate account assets	—	694.3	—	215.5	—	909.8
Total assets	138.8	18,523.4	7,192.4	7,061.5	1,996.9	34,913.0
Future policy benefits, losses, claims and loss expense (1)	252.4	17,115.9	6,452.6	6,370.1	—	30,191.0
Other policyholders' funds	25.3	41.4	7.5	54.0	10.6	138.8
_______________

(1)	Includes funds held under deposit contracts, future policy benefits and policy and contract claims.

42

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

	For the Year Ended December 31, 2014
	Benefits	Deferred Annuities	Income Annuities	Individual Life	Other	Total
Operating revenues:
Premiums	$595.3	$—	$—	$33.8	$—	$629.1
Net investment income	21.0	619.7	382.0	283.0	0.2	1,305.9
Policy fees, contract charges, and other	3.2	20.1	1.0	149.0	—	173.3
Certain realized gains (losses)	—	0.6	—	—	—	0.6
Total operating revenues	619.5	640.4	383.0	465.8	0.2	2,108.9
Benefits and expenses:
Policyholder benefits and claims	365.9	0.3	—	79.7	—	445.9
Interest credited	—	354.9	348.4	258.4	—	961.7
Other underwriting and operating expenses	174.1	90.3	17.2	76.7	(0.3)	358.0
Amortization of DAC	0.7	67.4	4.7	5.3	—	78.1
Total benefits and expenses	540.7	512.9	370.3	420.1	(0.3)	1,843.7
Segment pre-tax adjusted operating income (loss)	$78.8	$127.5	$12.7	$45.7	$0.5	$265.2
Operating revenues	$619.5	$640.4	$383.0	$465.8	$0.2	$2,108.9
Add: Excluded realized gains (losses)	—	(12.2)	63.8	2.7	(17.1)	37.2
Total revenues	619.5	628.2	446.8	468.5	(16.9)	2,146.1
Total benefits and expenses	540.7	512.9	370.3	420.1	(0.3)	1,843.7
Income (loss) from operations before income taxes	$78.8	$115.3	$76.5	$48.4	$(16.6)	$302.4
As of December 31, 2014:
Total investments	$4.7	$14,528.7	$7,420.4	$6,240.1	$2,067.4	$30,261.3
Deferred policy acquisition costs	2.0	215.9	58.0	119.2	—	395.1
Separate account assets	—	794.9	—	154.9	—	949.8
Total assets	139.1	15,900.7	7,557.5	6,873.8	2,083.8	32,554.9
Future policy benefits, losses, claims and loss expense (1)	220.6	14,356.7	6,497.4	6,122.4	—	27,197.1
Other policyholders' funds	20.0	22.1	5.6	58.9	8.9	115.5
_______________

(1)	Includes funds held under deposit contracts, future policy benefits and policy and contract claims.

43

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

	For the Year Ended December 31, 2013
	Benefits	Deferred Annuities	Income Annuities	Individual Life	Other	Total
Operating revenues:
Premiums	$591.4	$—	$—	$35.8	$—	$627.2
Net investment income	20.9	564.2	397.9	280.4	13.9	1,277.3
Policy fees, contract charges, and other	2.3	18.3	2.6	136.3	—	159.5
Certain realized gains (losses)	—	5.1	—	—	—	5.1
Total operating revenues	614.6	587.6	400.5	452.5	13.9	2,069.1
Benefits and expenses:
Policyholder benefits and claims	393.4	0.2	—	69.3	—	462.9
Interest credited	—	337.7	349.4	253.0	—	940.1
Other underwriting and operating expenses	167.7	81.2	17.6	67.2	1.7	335.4
Amortization of DAC	—	60.8	3.9	7.7	—	72.4
Total benefits and expenses	561.1	479.9	370.9	397.2	1.7	1,810.8
Segment pre-tax adjusted operating income (loss)	$53.5	$107.7	$29.6	$55.3	$12.2	$258.3
Operating revenues	$614.6	$587.6	$400.5	$452.5	$13.9	$2,069.1
Add: Excluded realized gains (losses)	—	(10.0)	43.4	(7.8)	2.0	27.6
Total revenues	614.6	577.6	443.9	444.7	15.9	2,096.7
Total benefits and expenses	561.1	479.9	370.9	397.2	1.7	1,810.8
Income (loss) from operations before income taxes	$53.5	$97.7	$73.0	$47.5	$14.2	$285.9
As of December 31, 2013:
Total investments	$6.5	$12,561.5	$7,079.7	$5,938.7	$2,119.3	$27,705.7
Deferred policy acquisition costs	—	194.5	49.2	78.8	—	322.5
Separate account assets	—	836.2	—	142.2	—	978.4
Total assets	127.2	13,928.7	7,213.0	6,470.9	2,092.3	29,832.1
Future policy benefits, losses, claims and loss expense (1)	218.8	12,554.1	6,492.6	5,971.3	—	25,236.8
Other policyholders' funds	18.8	32.8	10.4	58.3	7.7	128.0
_______________

(1)	Includes funds held under deposit contracts, future policy benefits and policy and contract claims.
18. Subsequent Events
The Company has evaluated the effects of events subsequent to December 31, 2015, and all accounting and disclosure requirements related to subsequent events are included in the consolidated financial statements. Management has assessed material subsequent events through March 30, 2016, the date the financial statements were available to be issued.

44

SYMETRA SEPARATE ACCOUNT C
PART C
OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a.
Financial Statements The following audited financial statements of Symetra Separate Account C and Symetra Life Insurance Company (“Symetra Life”) are included in the Statement of Additional Information of this Registration Statement:

1.	The financial statements of Symetra Separate Account C as of December 31, 2015 and for each of the two years in the period then ended.

2.	The consolidated financial statements of Symetra Life Insurance Company as of December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015.

b.	Exhibits

Exhibit		Description	Reference
1.		Resolution of Board of Directors of Symetra Life authorizing the Separate Account	1/
2.		Not Applicable
3.	(a)	Principal Underwriter's Agreement Amendment to Principal Underwriter's Agreement	1/ 11/
	(b)	Broker-Dealer Selling Agreement	27/
4.
Form of Individual Flexible Premium Deferred Variable Annuity
   Contract (05/05)
Form of Earnings Enhancement Benefit Rider (05/05)
Form of Guaranteed Minimum Death Benefit – Annual Reset Rider (05/05)
Form of 457 Contract (05/05)
Form of TSA Endorsement (Loan -08/09)
Form of TSA Endorsement (No Loan -04/09)
Form of SEP IRA/Simple IRA/TSA Contract Data Page (05/05)
Form of Traditional and Roth IRA Contract Data Page (05/05)
Form of Non-Qualified Contract Data Page (05/05)
Form of IRA, Roth & SEP Endorsement (12/11)
Form of Simple IRA Endorsement (12/11)

22/ 22/ 22/ 26/ 22/ 22/ 22/ 22/ 22/ 24/ 24/
5.		Form of Application for Annuity Contract (Non-Qualified - 08/10) Form of Application for Annuity Contract (457 - 05/09) Form of Application for Annuity Contract (TSA - 05/09)	23/ 22/ 22/
6.	(a)	Amended and Restated Articles of Incorporation of Symetra Life Insurance Company	19/
	(b)	Bylaws of Symetra Life Insurance Company Effective July 1, 2014	19/
7.	(a)	Reinsurance Agreement (GMDB) Amendment No. 1 to Form of Reinsurance Agreement (GMDB) Amendment No. 2 to Form of Reinsurance Agreement (GMDB)	18/ 18/ 18/
(b)
Reinsurance Agreement (GMDB/EEB)
Amendment No. 1 to Form of Reinsurance Agreement (GMDB/EEB)
Amendment No. 2 to Form of Reinsurance Agreement (GMDB/EEB)
Amendment No. 3 to Form of Reinsurance Agreement (GMDB/EEB)
18/ 18/ 18/ 18/
1

8.	(a)	Participation Agreement (ACVP)	5/
		Amendment No. 1 to Participation Agreement (ACVP)	5/
		Amendment No. 2 to Participation Agreement (ACVP)	5/
		Amendment No. 3 to Participation Agreement (ACVP)	5/
		Amendment No. 4 to Participation Agreement (ACVP)	7/
		Amendment No. 5 to Participation Agreement (ACVP)	9/
		Amendment No. 6 to Participation Agreement (ACVP)	15/
		Amendment No. 7 to Participation Agreement (ACVP)	15/
		Amendment No. 8 to Participation Agreement (ACVP)	15/
		Amendment No. 9 to Participation Agreement (ACVP)	25/
		Amendment No. 10 to Participation Agreement (ACVP)	24/

	(b)	Participation Agreement (AIM/INVESCO)	5/
		Amendment No. 1 to Participation Agreement (AIM)	7/
		Amendment No. 2 to Participation Agreement (AIM)	18/
		Amendment No. 3 to Participation Agreement (AIM)	18/
		Amendment No. 4 to Participation Agreement (AIM)	6/
		Amendment No. 5 to Participation Agreement (AIM)	6/

	(c)	Participation Agreement (Alps - Ibbotson)	14/
		Amendment No. 1 to Participation Agreement (Alps - Ibbotson)	18/
		Amendment No. 2 to Participation Agreement (Alps - Ibbotson)	6/
		Amendment No. 3 to Participation Agreement (Alps - Ibbotson)	3/

	(d)	Participation Agreement (Calvert)	15/
		Amendment No. 1 to Participation Agreement (Summit)	15/
		Amendment No. 2 to Participation Agreement (Summit)	15/
		Amendment No. 3 to Participation Agreement (Summit)	18/
		Consent to Assignment (Summit- Calvert CVP)	20/
		Amendment No. 4 to Participation Agreement (Calvert CVP)	24/

	(e)	Participation Agreement (Calvert CVS)	21/
		Amendment No. 1 to Participation Agreement (Calvert CVS)	24/

	(f)	Participation Agreement (Dreyfus)	4/
		Amendment No. 1 to Participation Agreement (Dreyfus)	7/
		Amendment No. 2 to Participation Agreement (Dreyfus)	16/
		Amendment No. 3 to Participation Agreement (Dreyfus)	24/
		Amendment No. 4 to Participation Agreement (Dreyfus)	6/

	(g)	Participation Agreement (DWS/Scudder)	18/
		Amendment No. 1 to Participation Agreement (DWS)	21/
		Amendment No. 2 to Participation Agreement (DWS)	3/

	(h)	Amended and Restated Participation Agreement (Federated)	6/
		Amendment No. 1 to Participation Agreement (Federated)	6/

	(i)	Participation Agreement (Fidelity)	12/
		Amendment No. 1 to Participation Agreement (Fidelity)	17/

2

		Amendment No. 2 to Participation Agreement (Fidelity)	21/
		Amendment No. 3 to Participation Agreement (Fidelity)	23/
		Amendment No. 4 to Participation Agreement (Fidelity)	24/
		Amendment No. 5 to Participation Agreement (Fidelity)	26/
		Sub-Licensing Agreement (Fidelity)	12/

	(j)	Participation Agreement (Franklin Templeton)	5/
		Amendment No. 1 to Participation Agreement (FRK)	5/
		Amendment No. 2 to Participation Agreement (FRK)	5/
		Amendment No. 3 to Participation Agreement (FRK)	8/
		Amendment No. 4 to Participation Agreement (FRK)	8/
		Amendment No. 5 to Participation Agreement (FRK)	9/
		Amendment No. 6 to Participation Agreement (FRK)	15/
		Amendment No. 7 to Participation Agreement (FRK)	15/
		Amendment No. 8 to Participation Agreement (FRK)	21/
		Amendment No. 9 to Participation Agreement (FRK)	23/
		Amendment No. 10 to Participation Agreement (FRK)	24/
		Amendment No. 11 to Participation Agreement (FRK)	25/

	(k)	Participation Agreement (J.P. Morgan Insurance Trust)	15/
		Amendment No. 1 to Participation Agreement (J.P. Morgan)	24/
		Amendment No. 2 to Participation Agreement (J.P. Morgan)	25/
		Amendment No. 3 to Participation Agreement (J.P. Morgan)	24/

	(l)	Participation Agreement (Neuberger Berman)	18/

	(m)	Participation Agreement (PIMCO)	9/
		Amendment No. 1 to Participation Agreement (PIMCO)	13/
		Amendment No. 2 to Participation Agreement (PIMCO)	13/
		Amendment No. 3 to Participation Agreement (PIMCO)	21/
		Novation to Participation Agreement (PIMCO)	23/
		Amendment No. 4 to Participation Agreement (PIMCO)	24/
		Amendment No. 5 to Participation Agreement (PIMCO)	24/

	(n)	Participation Agreement (Pioneer)	8/
		Amendment to Participation Agreement (Pioneer)	10/
		Amendment No. 2 to Participation Agreement (Pioneer)	15/
		Amendment No. 3 to Participation Agreement (Pioneer)	18/
		Amendment No. 4 to Participation Agreement (Pioneer)	25/
		Amendment No. 5 to Participation Agreement (Pioneer)	24/

	(o)	Participation Agreement (Voya)	Filed Herewith

9.		Opinion and Consent of Counsel	Filed Herewith
10.		Consent of Ernst and Young LLP, Independent Registered Public Accounting Firm	Filed Herewith
11.		Not Applicable

3

12.		Not Applicable
13.	(a)	Power of Attorney - Fry, Goldstein, Guilbert, Marra & Meister	27/
	(b)	Power of Attorney - Hunt	Filed Herewith
Reference		Description
1/		Incorporated by reference to Initial Product Filing to Form N-4 registration statement of Registrant filed with the Securities and Exchange Commission (“SEC”) on June 16, 1995 (File No. 33-60331).
2/		RESERVED
3/		Incorporated by reference to Post-Effective Amendment No. 46 on Form N-4 registration statement of Symetra Resource Variable Account B filed with the SEC on April 30, 2013 (File No. 333-178461).
4/		Incorporated by reference to Post-Effective Amendment No. 10 on Form N-4 registration statement of Registrant filed with the SEC on April 14, 2000 (File No. 33-69712).
5/		Incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2002 (File No. 333-30329).
6/		Incorporated by reference to Post-Effective Amendment No. 31 on Form N-4 registration statement of Registrant filed with the SEC on April 30, 2014 (File No. 33-69712).
7/		Incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2003 (File No. 333-30329).
8/		Incorporated by reference to Post-Effective Amendment No. 17 on Form N-4 registration statement of Registrant filed with the SEC on December 3, 2004 (File No. 33-69712).
9/		Incorporated by reference to Post-Effective Amendment No. 30 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 29, 2005 (File No. 333-30329).
10/		Incorporated by reference to Post-Effective Amendment No. 22 on Form N-4 registration statement of Registrant filed with the SEC on March 20, 2006 (File No. 33-69712).
11/		Incorporated by reference to Post-Effective Amendment No. 23 on Form N-4 registration statement of Registrant filed with the SEC on April 28, 2006 (File No. 33-69712).
12/		Incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2007 (File No. 333-30329).
13/		Incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2007 (File No. 333-136776).
14/		Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 registration statement of Registrant filed with the SEC on May 15, 2007 (File No. 333-137411).
15/		Incorporated by reference to Post-Effective Amendment No. 2 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on August 15, 2007 (File No. 333-136776).
16/		Incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on November 30, 2007 (File No. 333-136776).

4

17/	Incorporated by reference to Post-Effective Amendment No. 1 on Form N-4 registration statement of Registrant filed with the SEC on January 31, 2008 (File No. 333-137411).
18/	Incorporated by reference to Post-Effective Amendment No. 25 on Form N-4 registration statement of Registrant filed with the SEC on April 30, 2008 (File No. 33-69712).
19/	Incorporated by reference to Post-Effective Amendment No. 32 on Form N-4 registration statement of Registrant filed with the SEC on July 2, 2014 (File No. 33-69712).
20/	Incorporated by reference to Initial Product Filing on Form N-4 registration statement of Registrant filed with the SEC on March 23, 2009 (File No. 333-158141).
21/	Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 registration statement of Registrant filed with the SEC on December 3, 2009 (File No. 333-158141).
22/	Incorporated by reference to Post-Effective Amendment No. 27 on Form N-4 registration statement of Registrant filed with the SEC on April 29, 2010 (File No. 33-69712).
23/	Incorporated by reference to Post-Effective Amendment No. 28 on Form N-4 registration statement of Registrant filed with the SEC on April 29, 2011 (File No. 33-69712).
24/	Incorporated by reference to Post-Effective Amendment No. 29 on Form N-4 registration statement of Registrant filed with the SEC on April 30, 2012 (File No. 33-69712).
25/	Incorporated by reference to Post-Effective Amendment No. 30 on Form N-4 registration statement of Registrant filed with the SEC on April 30, 2013 (File No. 33-69712).
26/	Incorporated by reference to Post-Effective Amendment No. 47 on Form N-4 registration statement of Resource Variable Account B filed with the SEC on April 30, 2014 (File No. 333-178461).
27/	Incorporated by reference to Post-Effective Amendment No. 33 on Form N-4 registration statement of Registrant filed with the SEC on April 30, 2015 (File No. 33-69712).

Item 25. Directors and Officers of the Depositor

Set forth below is a list of each director and officer of Symetra Life who is engaged in activities relating to Symetra Separate Account C or the variable annuity contracts offered through Symetra Separate Account C.

5

Name	Positions with Symetra	Principal Business Address
Thomas M. Marra	Director and President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Michael W. Fry	Director and Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Daniel R. Guilbert	Director and Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Richard G. LaVoice	Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Margaret A. Meister	Director, Chief Financial Officer and Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
David S. Goldstein	Director, Senior Vice President, General Counsel and Secretary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Mark E. Hunt	Director and Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Hirofumi Miyahara	Director	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Masato Naitoh	Director	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Tommie D. Brooks	Senior Vice President and Chief Actuary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Colleen M. Murphy	Senior Vice President, Controller, Treasurer	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Christine A. Katzmar Holmes	Senior Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Suzanne Webb Sainato	Vice President and Chief Compliance Officer	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Jacqueline M. Veneziani	Vice President, Associate General Counsel and Assistant Secretary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Richard P. Smolinski	Vice President and Actuary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Item 26. Persons Controlled By or Under Common Control With the Depositor or Registrant

No person is directly or indirectly controlled by Symetra Separate Account C (“Registrant”). Symetra Life established Registrant by resolution of its Board of Directors. Symetra Life is a wholly owned subsidiary of Symetra Financial Corporation. Symetra Financial Corporation is organized under Delaware law and Symetra Life is organized under Iowa law. All subsidiaries are included in consolidated financial statements. Following is the organizational chart of Symetra Financial Corporation.

6

Item 27. Number of Contract Owners

As of February 29, 2016, there were 15,869 Contract Owners and 11 Certificate-Holders under the Registrant.

Item 28. Indemnification

As more fully set forth in its Bylaws, Symetra Life, to the maximum extent it is empowered by the Iowa Business Corporation Act, Iowa Code Chapter 490, shall indemnify and advance expenses to any person who was or is a party to or is threatened to be made a party to any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including a grand jury proceeding) and whether formal or informal, by reason of the fact that such person (a) is or was a director or officer of the corporation, or (b) while a director or officer of the corporation, is or was serving at the request of the corporation as a director, officer, employee, agent, partner or trustee (or in a similar capacity) of another corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan, against reasonable expenses (including attorneys’ fees), judgments, fines, penalties, including an excise tax assessed with respect to an employee benefit plan, and amounts paid in settlement actually and reasonably incurred by such person in connection with such claim, action, suit or proceeding or any appeal thereof.

Under certain Director and Officer Indemnification Agreements (“Agreement(s)”) between Symetra Life’s parent company, Symetra Financial Corporation, and directors and/or certain officers of Symetra Life (“Indemnitees”), Symetra Financial Corporation indemnifies and holds harmless Indemnitees, to the full extent permitted by the laws of the State of Delaware in effect at the time the Agreement is effective or as such laws may from time to time be amended, against all Indemnifiable Losses related to, resulting from or arising out of any Claim (subject to certain exceptions) where:

7

•
“Claim” means any threatened, pending or completed action, suit or proceeding, or any inquiry or investigation, whether instituted, made or conducted by Symetra Financial Corporation or any other party, including without limitation any governmental entity, that an Indemnitee determines might lead to the institution of any such action, suit or proceeding, whether civil, criminal, administrative, arbitrative, investigative or other;

•
“Expenses” includes all direct and indirect costs and expenses of any type whatsoever (including without limitation all attorneys’ and experts’ fees, expenses and charges) and all other costs, expenses and obligations actually and reasonably paid or incurred in connection with investigating, defending, being a witness in or participating in (including on appeal), or preparing to investigate, defend, be a witness in or participate in, any Claim; and

•
“Indemnifiable Losses” means any and all Expenses, damages, losses, liabilities, judgments, fines, penalties and amounts paid in settlement (including without limitation all interest, assessments and other charges paid or payable in connection with or in respect of any of the foregoing) (collectively, “Losses”) relating to, resulting from or arising out of any Claim by reason of the fact that (i) Indemnitee is or was a director, officer, employee or agent of Symetra Financial Corporation and/or of a subsidiary of Symetra Financial Corporation; or (ii) Indemnitee is or was serving at the request of Symetra Financial Corporation as a director, officer, employee or agent of another corporation, partnership, non-profit organization, joint venture, trust or other enterprise.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Symetra Life pursuant to such provisions of the bylaws, statutes, agreements, or otherwise, Symetra Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Symetra Life or Symetra Financial Corporation of expenses incurred or paid by a director, officer or controlling person of Symetra Life in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the contracts issued by the Separate Account, Symetra Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

a.
Symetra Securities, Inc., the principal underwriter for the contracts, also acts as the principal underwriter for other Symetra Life individual variable annuity contracts, Symetra Life’s Group variable annuity contracts and Symetra Life's Individual Flexible Premium Variable Life Insurance Policies.

8

b.	The following information is provided for each officer and director of the principal underwriter:

Name	Positions and Offices with Underwriter	Principal Business Address
Baker, Stephen R.	Vice President	777 108th Ave NE, Suite 1200 Bellevue, WA 98004
Farrell, Andrew M.	Director, President and Chief Operating Officer	777 108th Ave NE, Suite 1200 Bellevue, WA 98004
Fuehrer, Melissa J.	Assistant Vice President and Chief Compliance Officer	777 108th Ave NE, Suite 1200 Bellevue, WA 98004
LaVoice, Richard G.	Director	777 108th Ave NE, Suite 1200 Bellevue, WA 98004
Meister, Margaret A.	Chairman of the Board	777 108th Ave NE, Suite 1200 Bellevue, WA 98004
Murphy, Colleen M.	Chief Financial Officer, Treasurer and Financial and Operations Principal	777 108th Ave NE, Suite 1200 Bellevue, WA 98004
Sainato, Suzanne Webb	Director	777 108th Ave NE, Suite 1200 Bellevue, WA 98004

c.
During the fiscal year ended December 31, 2015, Symetra Securities, Inc. received $2,458,073.43 in commissions for the distribution of certain annuity contracts sold in connection with Registrant of which no payments were retained. Symetra Securities, Inc. did not receive any other compensation in connection with the sale of Registrant's contracts.

Item 30. Location of Accounts and Records

Symetra Life Insurance Company at 777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004 maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 31. Management Services

Not Applicable

Item 32. Undertakings

1.	The Registrant hereby undertakes to:

a.    File a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

b.    Include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

c.	Deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Representations

9

1.
Registrant hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

a.
Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

b.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

c.
Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

d.
Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

2.
Pursuant to the Investment Company Act of 1940, Symetra Life represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Symetra Life.

3.
In connection with the offer of Registrant’s Contracts to Participants in the Texas Optional Retirement Program, Registrant represents it is relying upon Rule 6c-7 under the Investment Company Act of 1940 and that subparagraphs (a)-(d) of Rule 6c-7 have been complied with as of the effective date of this filing.

10

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Registration Statement to be signed on its behalf, in the City of Bellevue and State of Washington, on this 28th day of April, 2016.

Symetra Separate Account C
Registrant

By:    Symetra Life Insurance Company

By:    THOMAS M. MARRA*
Thomas M. Marra, President

Symetra Life Insurance Company
Depositor

By:    THOMAS M. MARRA*
Thomas M. Marra, President

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the dates indicated. Those signatures with an asterisk indicate that the signature was supplied by a duly appointed attorney-in-fact under a valid Power of Attorney which is either Filed Herewith under Exhibit 13 or incorporated by reference under Exhibit 13.

NAME                            TITLE

Michael W. Fry*                      Director and Executive Vice President
Michael W. Fry

Director, General Counsel, Senior Vice President and Secretary
David S. Goldstein

Daniel R. Guilbert*                 Director and Executive Vice President
Daniel R. Guilbert

Mark E. Hunt*                     Director and Executive Vice President
Mark E. Hunt

Thomas M. Marra*                  Director and President (Principal Executive Officer)
Thomas M. Marra

Margaret A. Meister*                 Director, Chief Financial Officer and

Margaret A. Meister	Executive Vice President (Principal Financial Officer and Principal Accounting Officer)
Director
Hirofumi Miyahara

Director
Masato Naitoh

11